--------------------------------------
2001 Semi-Annual Report April 30, 2001
--------------------------------------

      discover
--------------
FIRSTAR FUNDS

Money Market Fund
Institutional Money Market Fund
Tax-Exempt Money Market Fund
Ohio Tax-Exempt Money Market Fund
U.S. Government Money Market Fund
U.S. Treasury Money Market Fund
Short-Term Bond Fund
Intermediate Bond Fund
U.S. Government Securities Fund
Aggregate Bond Fund
Bond IMMDEX(TM) Fund
Strategic Income Fund
Tax-Exempt Intermediate Bond Fund
Missouri Tax-Exempt Bond Fund
National Municipal Bond Fund
Balanced Income Fund
Balanced Growth Fund
Growth & Income Fund
Equity Income Fund
Relative Value Fund
Equity Index Fund
Large Cap Core Equity Fund
Large Cap Growth Fund
International Value Fund
International Growth Fund
MidCap Index Fund
MidCap Core Equity Fund
Small Cap Index Fund
Small Cap Core Equity Fund
Science & Technology Fund
MicroCap Fund

--------------------------------------------------------------------------------
                               NOTICE TO INVESTORS

- Shares of Firstar Funds are distributed by Quasar Distributors, LLC, a Firstar affiliate.

- There can be no assurance that the money market funds will be able to maintain a stable net asset value of $1.00 per share.

- Firstar Bank affiliates serve as investment adviser, custodian, transfer agent, administrator, accounting services agent and distributor and receive compensation for these services as disclosed in the current prospectus.
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                         PAGE(S)
SHAREHOLDER LETTER AND MARKET OUTLOOK.......................................1-2

EQUITY FUNDS
Statement of Assets and Liabilities.........................................4-7
Statement of Changes in Net Assets.........................................8-13
Statement of Operations...................................................14-17
Financial Highlights......................................................18-39
Schedule of Investments..................................................40-105

BOND FUNDS
Statement of Assets and Liabilities.....................................106-107
Statement of Changes in Net Assets......................................108-109
Statement of Operations.................................................110-111
Financial Highlights....................................................112-125
Schedule of Investments.................................................126-153

MONEY MARKET FUNDS
Investment Review...........................................................154
Statement of Assets and Liabilities.........................................155
Statement of Operations.....................................................156
Statement of Changes in Net Assets......................................158-159
Financial Highlights....................................................160-163
Schedule of Investments.................................................164-174

NOTES TO FINANCIAL STATEMENTS...........................................175-194

--------------------------------------------------------------------------------
                NOT FDIC INSURED  NO BANK GUARANTEE  MAY LOSE VALUE
--------------------------------------------------------------------------------

This report is authorized for distribution only when preceded or accompanied by a current prospectus.

FOR A PROSPECTUS OR INVESTOR SERVICE INFORMATION
1-800-677-FUND

FIRSTAR FUNDS CENTER
615 EAST MICHIGAN STREET
P.O. BOX 3011
MILWAUKEE, WI  53201-3011

WWW.FIRSTARFUNDS.COM

(LOGO) FIRSTARFUNDS

 Form # FFSEMALL-01

(LOGO) FIRSTAR FUNDS

DEAR SHAREHOLDER:

                                                                      June, 2001

On behalf of the Board of Directors of Firstar Funds, thank you for the opportunity to manage your mutual fund investments. Whether you are a new or a long-term investor in our fund family, we take our role of helping you achieve your investment goals very seriously.

No matter how long you've been an investor, the last six months have probably been hard for you to stomach. After many years of strong economic growth and bull stock markets moving seemingly forever upward, investors suffered a rude awakening in 2000. The bubble burst for the technology sector early in the year as companies slowed tech spending after ramping up in 1999 for Y2K and the Internet. In addition, a series of interest rate hikes by the Federal Reserve aimed at slowing the economy culminated in the summer of 2000.

Markets were volatile across the board throughout the year 2000, with the beginning of this shareholder report's six-month reporting period-November 1, 2000-marking a distinct downward trend in broad stock market indices including the Nasdaq Composite Index and the Standard & Poor's 500 Index. The S&P 500 Index fell from over 1,400 at the beginning of November 2000 to under 1,250 as of April 30, 2001, a decline of nearly 12%. During the same period, the Nasdaq continued to plummet from above 3,300 in November to almost 2,100, putting that index officially in bear market territory. Only a few sectors of the stock market such as energy and financials, and styles such as value, held up well. In addition, the high-yield (below investment-grade) bond market suffered throughout 2000 as investors worried about higher issuer default rates, the slumping stock market and lower liquidity. In an effort to bring the economy back in check, the Federal Reserve cut interest rates twice in January of this year, once in both March and April and once in May, after the reporting period, for a total of 2.5%. So far in 2001, volatility still remains the name of the game.

EQUITY FUNDS
We continue to actively manage and diversify the Firstar equity funds in the hopes of smoothing out some of the market volatility. Firstar Funds' portfolio managers and their teams select individual holdings based on extensive research and analysis. As markets shift quickly, and sometimes recover quickly as well, we believe it is important to have your assets invested and to keep them invested to capture any potential upturn.

BOND FUNDS
The Fed's interest rate cuts pushed yields somewhat lower on longer maturity bonds and even more so for short and intermediate maturities. Unlike this time last year when the yield curve was inverted, the yield curve is now positively sloped (i.e. longer maturities are yielding more than shorter maturities). In fact, the yield curve's current steepness, as measured by the difference between 10-year and two-year maturities, is at its widest since the end of 1998. High-yield bonds-as well as higher rated corporate bonds-rebounded strongly in the first quarter as liquidity and positive investor sentiment returned to the marketplace. The rest of the fixed-income market performed well, with longer maturity Treasuries turning in the least favorable, but still positive performance.

Firstar Funds' fixed-income portfolio managers continue to use active portfolio management and extensive research to find attractive buying opportunities in the marketplace. Corporate bonds, as well as most other non-Treasury fixed-income securities, are at historically wide yield spreads compared to Treasuries and we believe should perform favorably this year due to improving participation in the market and less concern over economic and credit conditions.

INTERNATIONAL FUNDS
The six-month period has witnessed a difficult environment for international equities with earnings visibility reduced and the timing of a global economic recovery remaining unclear. Bottom-up stock selection continues to be of great importance, and care needs to be exercised in both buy and sell decisions within international markets. Continued application of an active, growth-oriented process we believe should aid in capturing opportunities as conditions stabilize and as global economic growth resumes.

(LOGO) FIRSTAR FUNDS

MONEY MARKET FUNDS
A lower interest rate environment has reduced yields on money market funds. However, many investors are using money market funds as a holding spot for their cash while evaluating buying opportunities in the stock market. As markets shift quickly, and sometimes recover quickly as well, we believe it is important to have your assets diversified and to keep them invested. And although it is hard to do when markets are down, keep in mind that market corrections offer a buying opportunity as well.

TAX-FREE FUNDS
Municipal bond rates-as represented by the Bond Buyer 20 Index-fell during the six-month period as well. Falling rates benefited the total returns of Firstar Funds' tax-free funds as prices on intermediate-and long-term bonds increased.

Firstar Funds' tax-free portfolio managers use in-depth research and quality security selection to find attractive buying opportunities in the municipal marketplace. Increased demand for bond funds because of the choppy stock markets and shrinking supply in municipal bonds due to budget surpluses make for a bright outlook for tax-free funds in 2001.

The only thing you can be sure of in market conditions like these is your reaction to them. Keeping your eye on your long-term investment objectives and diversifying your investments we believe can help you weather the current investment storm. By staying invested, and possibly continuing to add to your investments when prices are down, you may make volatile markets work in your favor.

Within this report, you'll find financial statements on the Firstar Funds for the six months ended April 30, 2001, plus a complete list of Fund holdings.

In closing, we encourage you to talk to your investment executive today if you feel like you are seeing more volatility in your portfolio than you can handle. Our goal at Firstar is to not only help you achieve your investment goals, but to help you sleep at night as well.

Thank you for the trust you have placed in Firstar Funds.

Sincerely,

/s/Marian Zentmyer

Marian Zentmyer
President and Chief Investment Officer, Equities


The above outlook reflects the opinions of Marian Zentmyer. They are subject to change and any forecasts made cannot be guaranteed. References to specific securities or sectors should not be considered recommendations to buy or sell any securities.

Past performance is no guarantee of future results. The principal value and investment return of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Nasdaq Composite Index is a market capitalization-weighted index that is designed to represent the performance of the National Market System which includes over 5,000 stocks traded only over-the-counter and not on an exchange. The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Bond Buyers 20-Bond Index is used as a guide in the municipal bond industry to determine trends and interest rate movements based on the 20 year yield of a select group of municipalities across the nation with an average single A rating. All indices mentioned are unmanaged and are not available for investment.

For use only when accompanied or preceded by a prospectus. Quasar Distributors, LLC, Distributor.

(LOGO) FIRSTAR FUNDS

                      This page intentionally left blank.

(LOGO) FIRSTAR FUNDS

STATEMENT OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
APRIL 30, 2001           LARGE
(UNAUDITED)

                                                                                                      LARGE     LARGE
                                     BALANCED  BALANCED    GROWTH     EQUITY   RELATIVE    EQUITY    CAP CORE    CAP  INTERNATIONAL
                                      INCOME    GROWTH    & INCOME    INCOME     VALUE     INDEX      EQUITY    GROWTH    VALUE
                                       FUND      FUND       FUND       FUND      FUND       FUND       FUND      FUND      FUND
                                     --------  --------   --------   --------  --------   --------   --------  --------  --------
ASSETS:
  Investments, at value (cost
     $156,113, $237,104, $729,732,
     $31,826, $287,019, $482,752,
     $352,314, $200,918 and $51,258,
     respectively)                   $168,544  $268,481   $879,904   $46,700   $491,659   $779,250  $445,704   $262,001    $49,358
  Income receivable                     1,021     2,000        818        88        681        525       284        121        216
  Capital shares sold                      77       223        687         3        324        801       394        671          8
  Receivable for securities sold          127     1,570      1,446         _          _          _       660      1,071          _
  Deferred organization costs              15         _          _         6          _          _         _          _          _
  Other assets                             24        26         30         8          6         33        27          5        129
                                    --------- ---------  --------- ---------  ---------  --------- ---------  ---------  ---------

     Total Assets                     169,808   272,300    882,885    46,805    492,670    780,609   447,069    263,869     49,711
                                    --------- ---------  --------- ---------  ---------  --------- ---------  ---------  ---------

LIABILITIES:
  Payable for securities purchased        460     2,406      4,759         _          _         31     3,632        400          _
  Payable to custodian                      _         _          _         _          _          _         _          _        234
  Capital shares redeemed                 139     1,289      1,540         1      1,565      3,911     1,229      1,273        142
  Payable to affiliates                   111       236        636        18        487        249       290        270        175
  Written options, at value                 _         _          _         _          _          _         _        136          _
  Accrued expenses and
     other liabilities                     82       113        244         1         57        156        75         89          5
                                    --------- ---------  --------- ---------  ---------  --------- ---------  ---------  ---------
     Total Liabilities                    792     4,044      7,179        20      2,109      4,347     5,226      2,168        556
                                    --------- ---------  --------- ---------  ---------  --------- ---------  ---------  ---------

NET ASSETS                           $169,016  $268,256   $875,706   $46,785   $490,561   $776,262  $441,843   $261,701    $49,155
                                    ========= =========  ========= =========  =========  ========= =========  =========  =========

NET ASSETS CONSIST OF:
  Capital stock                      $153,812  $245,157   $722,142   $30,594   $264,786   $484,472  $364,664   $214,614    $64,918
  Undistributed net investment
     income (loss)                        436       490      1,297       106        355        412       389      (713)       (14)
  Undistributed accumulated
     net realized gains (losses)
     on investments                     2,337   (8,768)      2,095     1,211     20,780    (5,432)  (16,600)   (13,295)   (13,845)
  Unrealized net appreciation
     (depreciation) on:
     Investments                       12,431    31,377    150,172    14,874    204,640    296,498    93,390     61,095    (1,900)
     Futures contracts                      _         _          _         _          _        312         _          _          _
     Foreign currency                       _         _          _         _          _          _         _          _        (4)
                                    --------- ---------  --------- ---------  ---------  --------- ---------  ---------  ---------

     Total Net Assets                $169,016  $268,256   $875,706   $46,785   $490,561   $776,262  $441,843   $261,701    $49,155
                                    ========= =========  ========= =========  =========  ========= =========  =========  =========

SERIES A:
  Net assets                          $47,133   $56,801   $191,639      $874    $38,972   $119,026   $46,162     $7,174     $4,663
  Shares authorized
     ($.0001 par value)             unlimited unlimited  unlimited unlimited  unlimited  unlimited unlimited  unlimited  unlimited
  Shares issued and outstanding         4,350     2,163      5,076       133      1,400      1,452     1,478        380        292
  Net asset value and redemption
     price per share (1)               $10.84    $26.26     $37.75     $6.57     $27.84     $81.95    $31.23     $18.86     $15.97
                                    ========= =========  ========= =========  =========  ========= =========  =========  =========
  Maximum offering price per share     $11.47    $27.79     $39.95     $6.95     $29.46     $86.72    $33.05     $19.96     $16.90
                                    ========= =========  ========= =========  =========  ========= =========  =========  =========
SERIES B:
  Net assets                           $7,674    $5,259    $12,873      $792    $14,387    $11,928    $3,447    $66,341       $374
  Shares authorized
     ($.0001 par value)             unlimited unlimited  unlimited unlimited  unlimited  unlimited unlimited  unlimited  unlimited
  Shares issued and outstanding           708       200        344       121        519        146       112      3,528         24
  Net asset value and offering
     price per share (1)(2)            $10.85    $26.30     $37.43     $6.54     $27.73     $81.74    $30.68     $18.81     $15.66
                                    ========= =========  ========= =========  =========  ========= =========  =========  =========

SERIES Y:
  Net assets                             $288   $39,834    $55,548       $94     $3,822    $35,263    $3,351       $756        $27
  Shares authorized
     ($.0001 par value)             unlimited unlimited  unlimited unlimited  unlimited  unlimited unlimited  unlimited  unlimited
  Shares issued and outstanding            27     1,517      1,472        14        137        431       107         40          2
  Net asset value, redemption
     price and offering price per
     share (1)                         $10.83    $26.25     $37.73     $6.59     $27.82     $81.91    $31.24     $18.87     $15.97
                                    ========= =========  ========= =========  =========  ========= =========  =========  =========

SERIES INSTITUTIONAL:
  Net assets                         $113,921  $166,362   $615,646   $45,025   $433,380   $610,045  $388,883   $187,430    $44,091
  Shares authorized
     ($.0001 par value)             unlimited unlimited  unlimited unlimited  unlimited  unlimited unlimited  unlimited  unlimited
  Shares issued and outstanding        10,490     6,322     16,281     6,846     15,546      7,434    12,224      9,887      2,736
  Net asset value, redemption
     price and offering price per
     share (1)                         $10.86    $26.31     $37.81     $6.58     $27.88     $82.06    $31.81     $18.96     $16.11
                                    ========= =========  ========= =========  =========  ========= =========  =========  =========

(1) Amounts may not recalculate due to rounding.
(2) Redemption price of Series B shares varies based on length of time held.

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

STATEMENT OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
APRIL 30, 2001
(UNAUDITED)


                                                                                                    SMALL CAP  SCIENCE
                                                        INTERNATIONAL MIDCAP    MIDCAP   SMALL CAP     CORE       &
                                                           GROWTH     INDEX   CORE EQUITY  INDEX      EQUITY  TECHNOLOGY  MICROCAP
                                                            FUND       FUND      FUND       FUND       FUND      FUND       FUND
                                                          --------   --------  --------   --------   --------  --------   --------
ASSETS:
  Investments, at value (cost $180,202, $194,279,
    $523,398, $70,788, $340,998, $77,597 and
     $299,114, respectively)                              $176,884  $206,408   $593,061    $76,182  $375,867    $73,700   $332,711
  Foreign currency, at value (Cost $1,216)                   1,214         _          _          _         _          _          _
  Cash                                                         537        53          _          _         _          _         10
  Income receivable                                            739       151        398         26       120         25        103
  Capital shares sold                                           99       205        744         37       236      2,281        520
  Receivable for securities sold                             1,035         _     15,034        123     8,611      5,219      3,009
  Other assets                                                 120       119        123         37        27          1         26
                                                         --------- ---------  ---------  --------- ---------  ---------  ---------

     Total Assets                                          180,628   206,936    609,360     76,405   384,861     81,226    336,379
                                                         --------- ---------  ---------  --------- ---------  ---------  ---------
LIABILITIES:
  Payable for securities purchased                             676       382     14,840        222    11,942      4,406      4,192
  Capital shares redeemed                                      272     2,147      5,510        204       646         88         98
  Payable to affiliates                                        555        75        490         46       300        100        455
  Written options, at value                                      _         _          _          _         _        200          _
  Accrued expenses and other liabilities                        11        30        118         17        34         32         59
                                                         --------- ---------  ---------  --------- ---------  ---------  ---------
     Total Liabilities                                       1,514     2,634     20,958        489    12,922      4,826      4,804
                                                         --------- ---------  ---------  --------- ---------  ---------  ---------
NET ASSETS                                                $179,114  $204,302   $588,402    $75,916  $371,939    $76,400   $331,575
                                                         ========= =========  =========  ========= =========  =========  =========

NET ASSETS CONSIST OF:
  Capital stock                                           $191,141  $183,621   $519,086    $67,652  $306,314   $120,466   $300,208
  Undistributed net investment income (loss)                   156       109        171          9       251      (450)      (755)
  Undistributed accumulated net realized gains
     (losses) on investments                               (7,512)     7,506    (2,066)      2,861    30,505   (39,670)    (1,475)
  Unrealized net appreciation (depreciation) on:
     Investments                                           (4,721)    12,129     69,663      5,394    34,869    (3,946)     33,597
     Futures contracts                                           _       937      1,548          _         _          _          _
     Foreign currency                                           50         _          _          _         _          _          _
                                                         --------- ---------  ---------  --------- ---------  ---------  ---------

     Total Net Assets                                     $179,114  $204,302   $588,402    $75,916  $371,939    $76,400   $331,575
                                                         ========= =========  =========  ========= =========  =========  =========
SERIES A:
  Net assets                                                $4,021    $3,392   $103,612       $269   $20,646     $1,669    $38,479
  Shares authorized ($.0001 par value)                   unlimited unlimited  unlimited  unlimited unlimited  unlimited  unlimited
  Shares issued and outstanding                                331       306      2,985         24     1,448        168      1,912
  Net asset value and redemption price per share (1)        $12.15    $11.10     $34.71     $11.05    $14.26      $9.92     $20.13
                                                         ========= =========  =========  ========= =========  =========  =========
  Maximum offering price per share                          $12.86    $11.75     $36.73     $11.69    $15.09     $10.50     $21.30
                                                         ========= =========  =========  ========= =========  =========  =========

SERIES B:
  Net assets                                                  $929    $1,377     $1,894        $42    $2,045     $7,360     $2,310
  Shares authorized ($.0001 par value)                   unlimited unlimited  unlimited  unlimited unlimited  unlimited  unlimited
  Shares issued and outstanding                                 80       125         56          4       152        747        118
  Net asset value and offering price per share (1)(2)       $11.64    $11.04     $33.90     $11.03    $13.48      $9.85     $19.65
                                                         ========= =========  =========  ========= =========  =========  =========

SERIES Y:
  Net assets                                               $13,196    $1,018       $327    $17,808    $4,282        $16        $14
  Shares authorized ($.0001 par value)                   unlimited unlimited  unlimited  unlimited unlimited  unlimited  unlimited
  Shares issued and outstanding                              1,089        92          9      1,616       301          2          1
  Net asset value, redemption price and
     offering price per share (1)                           $12.11    $11.10     $34.66     $11.02    $14.23      $9.92     $20.13
                                                         ========= =========  =========  ========= =========  =========  =========

SERIES INSTITUTIONAL:
  Net assets                                              $160,968  $198,515   $482,569    $57,797  $344,966    $67,355   $290,772
  Shares authorized ($.0001 par value)                   unlimited unlimited  unlimited  unlimited unlimited  unlimited  unlimited
  Shares issued and outstanding                             13,049    17,885     13,547      5,220    23,635      6,741     14,052
  Net asset value, redemption price and
     offering price per share (1)                           $12.34    $11.10     $35.62     $11.07    $14.60      $9.99     $20.69
                                                         ========= =========  =========  ========= =========  =========  =========

(1) Amounts may not recalculate due to rounding.
(2) Redemption price of Series B shares varies based on length of time held.

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

STATEMENT OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)


                        BALANCED           BALANCED           GROWTH &            EQUITY           RELATIVE            EQUITY
                       INCOME FUND        GROWTH FUND       INCOME FUND         INCOME FUND       VALUE FUND         INDEX FUND
                    -----------------  ----------------- -----------------   ----------------- -----------------  -----------------
                      Six                 Six                Six               Six                 Six               Six
                     months             months             months             months   Eleven    months   Eleven    months
                     ended     Year      ended     Year     ended    Year     ended    months     ended   months    ended     Year
                   April 30,   ended   April 30,  ended   April 30,  ended  April 30,   ended   April 30, ended   April 30,  ended
                      2001   Oct. 31,    2001    Oct. 31,   2001   Oct. 31,    2001   Oct. 31,    2001   Oct. 31,    2001   Oct. 31,
                  (Unaudited)  2000   (Unaudited)  2000  (Unaudited) 2000  (Unaudited)  2000   (Unaudited) 2000  (Unaudited)  2000
                    -------- --------  --------  -------- -------- --------  -------- --------  -------- --------  -------- --------
OPERATIONS:
 Net investment
  income            $2,209    $2,439   $2,900    $4,273   $2,483   $3,470      $323     $913   $2,291    $4,761   $3,379    $8,171

 Net realized gain
  (loss) on:
  Investments        1,943     (440)  (7,749)    32,738    2,553   85,495     1,418    3,144   20,781     4,418  (4,367)     6,810
  Foreign currency       _         _        _         _        _        _         _        _        _         _        _         _
 Net change in
  unrealized
  appreciation
  (depreciation) on:
     Investments     1,292     6,310 (11,125)     5,378 (46,447)  (5,442)     (918)  (3,513) (35,882)   (8,477) (75,180)    27,810
     Foreign currency    _         _        _         _        _        _         _        _        _         _        _         _
                   -------   -------  -------   -------  -------  -------   -------  -------  -------   -------  -------   -------
 Net increase
  (decrease) in net
  assets resulting
  from operations    5,444     8,309 (15,974)    42,389 (41,411)   83,523       823      544 (12,810)       702 (76,168)    42,791
                   -------   -------  -------   -------  -------  -------   -------  -------  -------   -------  -------   -------

CAPITAL SHARE TRANSACTIONS:
 Shares sold        19,298    69,344   39,649    80,625  189,661  142,082     1,482    3,333   44,183   109,897  116,309   411,019
 Shares issued in
  connection with
  the acquisition
  of the Stellar/
  Mercantile Fund
  assets            64,696         _   66,418         _  218,306        _         _        _        _         _   77,259         _
 Shares issued
  to owners in
  reinvestment of
  dividends          2,053     2,575   35,242    16,237   65,104   56,251     1,906    6,376    4,139     3,435    8,145    22,747
 Shares redeemed  (15,103)  (45,971) (41,031) (138,139)(193,844)(233,965)   (8,235) (47,879) (64,962) (118,231)(122,263) (383,980)
                   -------   -------  -------   -------  -------  -------   -------  -------  -------   -------  -------   -------
 Net increase
  (decrease) in
  net assets
  resulting from
  capital share
  transactions      70,944    25,948  100,278  (41,277)  279,227 (35,632)   (4,847) (38,170) (16,640)   (4,899)   79,450    49,786
                   -------   -------  -------   -------  -------  -------   -------  -------  -------   -------  -------   -------

DISTRIBUTIONS TO SERIES A SHAREHOLDERS:
 From net
  investment income  (540)     (284)    (558)     (884)    (387)    (443)       (3)     (12)    (147)     (347)    (424)   (1,171)
 From net
  realized gains      (54)     (227)  (8,185)   (2,820) (18,329) (15,918)      (46)    (189)    (301)         _  (1,012)   (3,195)
                   -------   -------  -------   -------  -------  -------   -------  -------  -------   -------  -------   -------
                     (594)     (511)  (8,743)   (3,704) (18,716) (16,361)      (49)    (201)    (448)     (347)  (1,436)   (4,366)
                   -------   -------  -------   -------  -------  -------   -------  -------  -------   -------  -------   -------

DISTRIBUTIONS TO SERIES B SHAREHOLDERS:
 From net investment
  income              (53)      (67)     (31)      (14)      (2)      (0)       (1)      (4)     (18)     (112)      (2)      (14)
 From net
  realized gains      (24)      (46)    (350)      (42)    (381)    (174)      (35)    (109)    (111)         _     (85)     (127)
                   -------   -------  -------   -------  -------  -------   -------  -------  -------   -------  -------   -------
                      (77)     (113)    (381)      (56)    (383)    (174)      (36)    (113)    (129)     (112)     (87)     (141)
                   -------   -------  -------   -------  -------  -------   -------  -------  -------   -------  -------   -------

DISTRIBUTIONS TO SERIES Y SHAREHOLDERS:
 From net investment
  income               (1)              (407)              (135)                  _      (1)      (8)              (134)
 From net
  realized gains         _                  _                  _                (5)     (13)        _                  _
                   -------            -------            -------            -------  -------  -------            -------
                       (1)              (407)              (135)                (5)     (14)      (8)              (134)
                   -------            -------            -------            -------  -------  -------            -------

DISTRIBUTIONS TO SERIES INSTITUTIONAL
 SHAREHOLDERS:
 From net investment
  income           (1,460)   (1,977)  (1,822)   (3,330)  (1,945)  (2,544)     (228)    (885)  (2,202)   (4,550)  (2,961)   (6,977)
 From net
  realized gains     (360)     (922) (24,476)   (9,415) (52,526) (44,113)   (2,828) (14,165)  (3,303)         _  (4,653)  (13,863)
                   -------   -------  -------   -------  -------  -------   -------  -------  -------   -------  -------   -------
                   (1,820)   (2,899) (26,298)  (12,745) (54,471) (46,657)   (3,056) (15,050)  (5,505)   (4,550)  (7,614)  (20,840)
                   -------   -------  -------   -------  -------  -------   -------  -------  -------   -------  -------   -------

TOTAL INCREASE
  (DECREASE) IN
  NET ASSETS        73,896    30,734   48,475  (15,393)  164,111 (15,301)   (7,170) (53,004) (35,540)   (9,206)  (5,989)    67,230
                   -------   -------  -------   -------  -------  -------   -------  -------  -------   -------  -------   -------

NET ASSETS:
 Beginning of
  period            95,120    64,386  219,781   235,174  711,595  726,896    53,955  106,959  526,101   535,307  782,251   715,021
                   -------   -------  -------   -------  -------  -------   -------  -------  -------   -------  -------   -------

 End of period    $169,016   $95,120 $268,256  $219,781 $875,706 $711,595   $46,785  $53,955 $490,561  $526,101 $776,262  $782,251
                   =======   =======  =======   =======  =======  =======   =======  =======  =======   =======  =======   =======

 Undistributed net
  investment income   $436      $281     $490      $408   $1,297   $1,283      $106      $15     $355      $439     $412      $554
                   =======   =======  =======   =======  =======  =======   =======  =======  =======   =======  =======   =======


                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

STATEMENT OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)


                        LARGE CAP          LARGE CAP       INTERNATIONAL       INTERNATIONAL                         MIDCAP CORE
                    CORE EQUITY FUND      GROWTH FUND        VALUE FUND         GROWTH FUND    MIDCAP INDEX FUND     EQUITY FUND
                    -----------------  ----------------- ------------------  ----------------- -----------------  -----------------
                      Six                 Six                Six               Six                 Six               Six
                     months             months    Eleven   months             months   Eleven    months   Nov. 4    months
                     ended     Year      ended    months    ended    Year     ended    months     ended  1999(1)    ended     Year
                   April 30,   ended   April 30,  ended   April 30,  ended  April 30,   ended   April 30,through  April 30,  ended
                      2001   Oct. 31,    2001    Oct. 31,   2001   Oct. 31,    2001   Oct. 31,    2001   Oct. 31,    2001   Oct. 31,
                  (Unaudited)  2000   (Unaudited)  2000  (Unaudited) 2000  (Unaudited)  2000   (Unaudited) 2000  (Unaudited)  2000
                    -------- --------  --------  -------- -------- --------  -------- --------  -------- --------  -------- --------

OPERATIONS:
 Net investment
  income (loss)       $394    $(500)   $(713)    $(698)     $(9)     $174      $(8)     $(7)     $701      $993     $176    $(922)
 Net realized gain
  (loss) on:
  Investments     (16,079)    43,914 (11,365)     9,016  (2,197)  (2,410)   (7,762)   13,800    7,643    10,866    4,942   217,428
  Foreign currency       _         _        _         _     (63)    (373)      (55)    (267)        _         _        _         _
 Net change in
  unrealized
  appreciation
  (depreciation) on:
    Investments   (25,714)    25,284 (74,066)    16,005      338  (3,256)   (8,422) (22,320)    3,394     9,672 (13,499)  (27,891)
    Foreign currency       _         _        _         _       35     (39)        79      (9)        _         _        _         _
                   -------   -------  -------   -------  -------  -------   -------  -------  -------   -------  -------   -------
 Net increase
  (decrease) in
  net assets
  resulting
  from operations (41,399)    68,698 (86,144)    24,323  (1,896)  (5,904)  (16,168)  (8,803)   11,738    21,531  (8,381)   188,615
                   -------   -------  -------   -------  -------  -------   -------  -------  -------   -------  -------   -------

CAPITAL SHARE TRANSACTIONS:
 Shares sold       139,633   277,904   50,484    84,797   27,474   31,898    50,184   73,506   35,025   118,677  203,405   151,004
 Shares issued in
  connection with
  the acquisition
  of the Stellar/
  Mercantile Fund
  assets            55,255         _        _         _        _        _    39,735        _   53,881         _        _         _
 Shares issued to
  owners in
  reinvestment of
  dividends         35,693    15,065    6,327         _        _      147     9,583    6,986   10,161       823  157,391     8,062
 Shares redeemed  (95,897) (306,375) (41,144)  (44,323) (28,586) (34,671)  (32,257) (26,949) (23,547)  (11,399)(134,669) (250,137)
                   -------   -------  -------   -------  -------  -------   -------  -------  -------   -------  -------   -------
 Net increase
  (decrease) in
  net assets
  resulting from
  capital share
  transactions     134,684  (13,406)   15,667    40,474  (1,112)  (2,626)    67,245   53,543   75,520   108,101  226,127  (91,071)
                   -------   -------  -------   -------  -------  -------   -------  -------  -------   -------  -------   -------

DISTRIBUTIONS TO SERIES A SHAREHOLDERS:
 From net investment
  income                 _         _        _         _        _      (4)      (27)     (26)      (8)      (10)        _         _
 From net
  realized gains   (5,730)   (2,451)     (35)         _        _        _     (348)    (354)    (164)         _ (35,265)   (1,850)
                   -------   -------  -------   -------  -------  -------   -------  -------  -------   -------  -------   -------
                   (5,730)   (2,451)     (35)         _        _      (4)     (375)    (380)    (172)      (10) (35,265)   (1,850)
                   -------   -------  -------   -------  -------  -------   -------  -------  -------   -------  -------   -------

DISTRIBUTIONS TO SERIES B SHAREHOLDERS:
 From net
  investment income      _         _        _         _        _        _       (4)      (4)        _       (1)        _         _
 From net
  realized gains     (181)      (42)  (2,742)         _        _        _      (77)     (72)     (83)         _    (251)       (3)
                   -------   -------  -------   -------  -------  -------   -------  -------  -------   -------  -------   -------
                     (181)      (42)  (2,742)         _        _        _      (81)     (76)     (83)       (1)    (251)       (3)
                   -------   -------  -------   -------  -------  -------   -------  -------  -------   -------  -------   -------

DISTRIBUTIONS TO SERIES Y SHAREHOLDERS:
 From net
  investment income      _                  _                  _              (120)     (77)      (1)                  _
 From net
  realized gains         _                  _                  _            (1,564)  (1,003)        _                  _
                   -------            -------            -------           -------  -------   -------            -------
                         _                  _                  _            (1,684)  (1,080)      (1)                  _
                   -------            -------            -------           -------  -------   -------            -------

DISTRIBUTIONS TO SERIES INSTITUTIONAL
 SHAREHOLDERS:
 From net
  investment income      _         _        _         _        _    (188)   (1,078)    (771)    (648)     (917)        _         _
 From net
  realized gains  (37,412)  (15,710)  (6,487)         _        _        _  (11,770)  (8,213) (10,756)         _(138,433)   (6,917)
                   -------   -------  -------   -------  -------  -------   -------  -------  -------   -------  -------   -------
                  (37,412)  (15,710)  (6,487)         _        _    (188)  (12,848)  (8,984) (11,404)     (917)(138,433)   (6,917)
                   -------   -------  -------   -------  -------  -------   -------  -------  -------   -------  -------   -------

TOTAL INCREASE
  (DECREASE) IN
  NET ASSETS        49,962    37,089 (79,741)    64,797  (3,008)  (8,722)    36,089   34,220   75,598   128,704   43,797    88,774
                   -------   -------  -------   -------  -------  -------   -------  -------  -------   -------  -------   -------

NET ASSETS:
 Beginning
  of period        391,881   354,792  341,442   276,645   52,163   60,885   143,025  108,805  128,704         _  544,605   455,831
                   -------   -------  -------   -------  -------  -------   -------  -------  -------   -------  -------   -------

 End of period    $441,843  $391,881 $261,701  $341,442  $49,155  $52,163  $179,114 $143,025 $204,302  $128,704 $588,402  $544,605
                   =======   =======  =======   =======  =======  =======   =======  =======  =======   =======  =======   =======

 Undistributed
  net investment
  income (loss)       $389      $(5)   $(713)        $0    $(14)     $(5)  $(1,231)      $67     $109       $65     $171      $(5)
                   =======   =======  =======   =======  =======  =======   =======  =======  =======   =======  =======   =======


(1) Commencement of operations.

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

STATEMENT OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)


                                                                SMALL CAP                SCIENCE &
                                  SMALL CAP INDEX FUND       CORE EQUITY FUND         TECHNOLOGY FUND           MICROCAP FUND
                                 ----------------------   ----------------------   ----------------------   ----------------------
                                 Six months     Eleven    Six months     Eleven    Six months     Eleven    Six months
                                    ended       months       ended       months       ended       months       ended        Year
                                  April 30,     ended      April 30,     ended      April 30,     ended      April 30,     ended
                                    2001       Oct. 31,      2001       Oct. 31,      2001       Oct. 31,      2001       Oct. 31,
                                 (Unaudited)     2000     (Unaudited)     2000     (Unaudited)     2000     (Unaudited)     2000
                                  --------     --------    --------     --------    --------     --------    --------     --------
OPERATIONS:
  Net investment income (loss)         $65          $77        $267         $346      $(450)       $(974)      $(750)     $(3,669)
  Net realized gain (loss)
     on investments                  2,930        6,829      31,608       31,087    (37,821)      (1,435)       (486)      136,862
  Net change in unrealized
     appreciation (depreciation)
     on investments                (2,861)        6,540      11,415        5,810    (28,477)       14,820    (24,025)       23,319
                                  --------     --------    --------     --------    --------     --------    --------     --------
  Net increase (decrease) in net
     assets resulting
     from operations                   134       13,446      43,290       37,243    (66,748)       12,411    (25,261)      156,512
                                  --------     --------    --------     --------    --------     --------    --------     --------

CAPITAL SHARE TRANSACTIONS:
  Shares sold                       13,581       14,326      77,959       21,669      45,170      101,794      29,422      147,553
  Shares issued in connection
     with the acquisition of the
     Stellar/Mercantile Fund assets      _            _     179,692            _           _            _           _            _
  Shares issued to owners in
     reinvestment of dividends       6,574          913      25,413        2,233           _            _      96,995       46,293
  Shares redeemed                 (16,513)      (9,180)    (73,297)     (32,656)    (39,198)     (19,310)    (32,932)    (106,181)
                                  --------     --------    --------     --------    --------     --------    --------     --------
  Net increase (decrease) in
     net assets resulting from
     capital share transactions      3,642        6,059     209,767      (8,754)       5,972       82,484      93,485       87,665
                                  --------     --------    --------     --------    --------     --------    --------     --------

DISTRIBUTIONS TO SERIES A SHAREHOLDERS:
  From net investment income             _          (0)           _          (4)           _            _           _            _
  From net realized gains             (17)          (2)     (1,982)        (170)           _            _    (11,960)      (6,166)
                                  --------     --------    --------     --------    --------     --------    --------     --------
                                      (17)          (2)     (1,982)        (174)           _            _    (11,960)      (6,166)
                                  --------     --------    --------     --------    --------     --------    --------     --------

DISTRIBUTIONS TO SERIES B SHAREHOLDERS:
  From net investment income             _                        _          (0)           _            _           _            _
  From net realized gains                _                    (295)         (21)           _            _       (628)         (62)
                                  --------                 --------     --------    --------     --------    --------     --------
                                         _                    (295)         (21)           _            _       (628)         (62)
                                  --------                 --------     --------    --------     --------    --------     --------

DISTRIBUTIONS TO SERIES Y SHAREHOLDERS:
  From net investment income             _          (8)           _          (2)           _                        _
  From net realized gains          (1,543)        (200)       (947)         (49)           _                        _
                                  --------     --------    --------     --------    --------                 --------
                                   (1,543)        (208)       (947)         (51)           _                        _
                                  --------     --------    --------     --------    --------     --------    --------     --------


DISTRIBUTIONS TO SERIES INSTITUTIONAL
  SHAREHOLDERS:
  From net investment income          (56)         (91)        (64)        (270)           _            _           _            _
  From net realized gains          (5,249)        (620)    (27,758)      (2,115)           _            _    (92,209)     (42,827)
                                  --------     --------    --------     --------    --------     --------    --------     --------
                                   (5,305)        (711)    (27,822)      (2,385)           _            _    (92,209)     (42,827)
                                  --------     --------    --------     --------    --------     --------    --------     --------

TOTAL INCREASE (DECREASE)
     IN NET ASSETS                 (3,089)       18,584     222,011       25,858    (60,776)       94,895    (36,573)      195,122
                                  --------     --------    --------     --------    --------     --------    --------     --------
NET ASSETS:
  Beginning of period               79,005       60,421     149,928      124,070     137,176       42,281     368,148      173,026
                                  --------     --------    --------     --------    --------     --------    --------     --------

  End of period                    $75,916      $79,005    $371,939     $149,928     $76,400     $137,176    $331,575     $368,148
                                  ========     ========    ========     ========    ========     ========    ========     ========

  Undistributed net investment
     income (loss)                      $9           $0        $251          $48      $(450)           $0      $(755)         $(5)
                                  ========     ========    ========     ========    ========     ========    ========     ========


                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
SIX MONTHS ENDED APRIL 30, 2001
(UNAUDITED)



                                                                                                       LARGE
                                                                                                        CORE    LARGE
                                           BALANCED  BALANCED   GROWTH    EQUITY   RELATIVE   EQUITY    CAP      CAP  INTERNATIONAL
                                            INCOME    GROWTH   & INCOME   INCOME     VALUE     INDEX   EQUITY   GROWTH    VALUE
                                             FUND      FUND      FUND      FUND       FUND     FUND     FUND     FUND      FUND
                                           --------  --------  --------  --------  --------  -------- -------- --------  --------
INVESTMENT INCOME:
  Dividend income:
     Domestic                                 $483      $460    $4,927      $523   $4,644     $4,662    $1,219      $885        $_
     Foreign                                     _         _         _         _        _          _         _         _       351
  Interest income:
     Domestic                                2,573     3,816     1,856        55      152        404     1,252       380        50
  Other income                                   _        35         _         _       12          1         _         3         _
                                          --------  --------  --------  -------- --------   --------  --------  --------  --------
                                             3,056     4,311     6,783       578    4,808      5,067     2,471     1,268       401
                                          --------  --------  --------  -------- --------   --------  --------  --------  --------

EXPENSES:
  Investment advisory fees                     591       986     3,174       186    1,835        975     1,589     1,304       351
  Administration fees                           81       136       437        29      255        403       219       148        26
  Service organization fees _ Series A          52        71       243         1       41        154        61         2         6
  Service organization fees _ Series B           8         5        14         1       15         14         4        84         1
  Service organization fees _ Series Y           _        44        62         _        2         36         4         _         _
  Fund accounting fees                          36        54        70         7       59         90        53        52        38
  Transfer agent fees and expenses              30        45       122        18      173        129        56       126        19
  Custody fees                                  30        56        55        21       51         47        34        31        47
  Federal and state registration fees           25        18        21         5       18         24        23        28        15
  12b-1 fees _ Series A                          _         _         _         _        7          _         _         _         _
  12b-1 fees _ Series B                         23        16        40         3       49         41        12       269         1
  Professional fees                             21        23        21         9       16         22        22        18        26
  Reports to shareholders                       10        18        45        10       30         46        19        34         9
  Amortization of organization costs             5         _         _         4        _          _         _         _         _
  Directors' fees and expenses                   3         3         3         2        5          3         3         5         3
  Other                                          1         3         7         5        7         29         4         4         2
                                          --------  --------  --------  -------- --------   --------  --------  --------  --------

  Total expenses before waiver                 916     1,478     4,314       301    2,563      2,013     2,103     2,105       544
     Less: Waiver of investment advisory fees (69)      (67)      (14)      (42)     (46)      (325)      (26)     (124)     (134)
         Waiver of administration fees           _         _         _       (4)        _          _         _         _         _
                                          --------  --------  --------  -------- --------   --------  --------  --------  --------
                                              (69)      (67)      (14)      (46)     (46)      (325)      (26)     (124)     (134)
                                          --------  --------  --------  -------- --------   --------  --------  --------  --------

  Net Expenses                                 847     1,411     4,300       255    2,517      1,688     2,077     1,981       410
                                          --------  --------  --------  -------- --------   --------  --------  --------  --------

NET INVESTMENT INCOME (LOSS)                 2,209     2,900     2,483       323    2,291      3,379       394     (713)       (9)
                                          --------  --------  --------  -------- --------   --------  --------  --------  --------

REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on:
     Investments                             1,943   (7,749)     2,553     1,418   20,781    (4,367)  (16,079)  (11,833)   (2,197)
     Written options                             _         _         _         _        _          _         _       468         _
     Foreign currency                            _         _         _         _        _          _         _         _      (63)
  Net change in unrealized appreciation
     (depreciation) on:
     Investments                             1,292  (11,125)  (46,447)     (918) (35,882)   (75,180)  (25,714)  (74,066)       338
     Foreign currency                            _         _         _         _        _          _         _         _        35
                                          --------  --------  --------  -------- --------   --------  --------  --------  --------
     Net gain (loss) on investments,
       written options and
       foreign currency                      3,235  (18,874)  (43,894)       500 (15,101)   (79,547)  (41,793)  (85,431)   (1,887)
                                          --------  --------  --------  -------- --------   --------  --------  --------  --------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                   $5,444 $(15,974) $(41,411)      $823$(12,810)  $(76,168) $(41,399) $(86,144)  $(1,896)
                                          ========  ========  ========  ======== ========   ========  ========  ========  ========


See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
SIX MONTHS ENDED APRIL 30, 2001
(UNAUDITED)



                                                                MIDCAP     SMALL     SMALL    SCIENCE
                                       INTERNATIONAL  MIDCAP     CORE       CAP    CAP CORE      &
                                          GROWTH       INDEX    EQUITY     INDEX    EQUITY  TECHNOLOGY  MICROCAP
                                           FUND        FUND      FUND       FUND      FUND      FUND      FUND
                                         --------    --------  --------  --------  --------  --------   --------
INVESTMENT INCOME:
  Dividend income:
     Domestic                                   $_      $897    $1,547      $292     $821        $37    $1,530
     Foreign                                   895         _         _         _        _          _         _
  Interest income:
     Domestic                                  172       266     1,213        42      789        180       559
  Income from securities lending                19         _         _         _       18          _         _
  Other income                                   _         7        58         _      132          _         _
                                          --------  --------  --------  -------- --------   --------  --------
                                             1,086     1,170     2,818       334    1,760        217     2,089
                                          --------  --------  --------  -------- --------   --------  --------

EXPENSES:
  Investment advisory fees                     839       230     1,983       153    1,172        470     2,471
  Custody fees                                 193        36        51        19       62         14        54
  Administration fees                           96        95       273        45      171         48       170
  Transfer agent fees and expenses              22        21       100        11       31         54        43
  Service organization fees _ Series A           4         4       125         _       21          2        48
  Service organization fees _ Series B           1         1         1         _        2          9         3
  Service organization fees _ Series Y          15         1         _        22        5          _         _
  Federal and state registration fees            8        22        17         3        7         62        22
  12b-1 fees _ Series A                          1         _         _         _        2          _         _
  12b-1 fees _ Series B                          3         4         4         _        7         35         8
  12b-1 fees _ Series Y                          3         _         _         _        _          _         _
  Reports to shareholders                        6         5        42         3       10         17        11
  Professional fees                              4        18        22         3        4         15        23
  Directors' fees and expenses                   1         4         4         1        1          5         4
  Fund accounting fees                           _        34        54        13        2         30        57
  Other                                         19        19         7         2        8          2         5
                                          --------  --------  --------  -------- --------   --------  --------

  Total expenses before waiver               1,215       494     2,683       275    1,505        763     2,919
     Less: Waiver of investment
           advisory fees                     (110)      (25)      (41)       (6)     (12)       (96)      (80)
           Waiver of administration fees      (11)         _         _         _        _          _         _
                                          --------  --------  --------  -------- --------   --------  --------
                                             (121)      (25)      (41)       (6)     (12)       (96)      (80)
                                          --------  --------  --------  -------- --------   --------  --------

     Net Expenses                            1,094       469     2,642       269    1,493        667     2,839
                                          --------  --------  --------  -------- --------   --------  --------

NET INVESTMENT INCOME (LOSS)                   (8)       701       176        65      267      (450)     (750)
                                          --------  --------  --------  -------- --------   --------  --------

REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on:
     Investments                           (7,762)     7,643     4,942     2,930   31,608   (37,390)     (486)
     Written options                             _         _         _         _        _      (431)         _
     Foreign currency                         (55)         _         _         _        _          _         _
  Net change in unrealized appreciation
     (depreciation) on:
     Investments                           (8,422)     3,394  (13,499)   (2,861)   11,415   (28,477)  (24,025)
     Foreign currency                           79         _         _         _        _          _         _
                                          --------  --------  --------  -------- --------   --------  --------

     Net gain (loss) on investments,
       written options and foreign
       currency                           (16,160)    11,037   (8,557)        69   43,023   (66,298)  (24,511)
                                          --------  --------  --------  -------- --------   --------  --------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                $(16,168)   $11,738  $(8,381)      $134  $43,290  $(66,748) $(25,261)
                                          ========  ========  ========  ======== ========   ========  ========



                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

FINANCIAL HIGHLIGHTS
INSTITUTIONAL SHARES
EQUITY FUNDS


                                                             Income from Investment Operations            Less Distributions
                                                           -------------------------------------  ----------------------------------
                                                                       Net Realized
                                                   Net                and Unrealized   Total      Dividends Distributions
                                               Asset Value,    Net       Gains or       from      from Net       from
                                                Beginning   Investment  (Losses) on  Investment  Investment    Capital     Total
PER SHARE DATA                                  of Period     Income    Securities   Operations    Income       Gains  Distributions
------------------------------------------------------------------------------------------------------------------------------------
BALANCED INCOME
------------------------------------------------------------------------------------------------------------------------------------
Dec. 1, 1997(1) through Oct. 31, 1998              $10.00    $0.30(10)       $0.96        $1.26     $(0.25)           $_   $(0.25)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1999                         11.01         0.31        0.38         0.69      (0.30)       (0.44)    (0.74)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         10.96         0.31        0.65         0.96      (0.30)       (0.20)    (0.50)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         11.42         0.14      (0.51)       (0.37)      (0.14)       (0.05)    (0.19)
------------------------------------------------------------------------------------------------------------------------------------
BALANCED GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1996                         25.90     0.55(11)        2.62         3.17      (0.53)       (0.55)    (1.08)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1997                         27.99         0.66        4.20         4.86      (0.66)       (1.68)    (2.34)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1998                         30.51         0.62        1.86         2.48      (0.64)       (2.50)    (3.14)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1999                         29.85         0.58        1.19         1.77      (0.56)       (0.95)    (1.51)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         30.11         0.64        5.15         5.79      (0.62)       (1.67)    (2.29)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         33.61         0.29      (2.27)       (1.98)      (0.29)       (5.03)    (5.32)
------------------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1996                         27.63     0.50(11)        6.61         7.11      (0.47)       (1.19)    (1.66)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1997                         33.08         0.46        8.94         9.40      (0.47)       (2.73)    (3.20)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1998                         39.28         0.47        6.55         7.02      (0.45)       (1.39)    (1.84)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1999                         44.46         0.41        4.92         5.33      (0.46)       (3.21)    (3.67)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         46.12     0.26(10)        5.21         5.47      (0.22)       (3.90)    (4.12)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         47.47         0.09      (4.87)       (4.78)      (0.12)       (4.76)    (4.88)
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------------------
Feb. 27, 1997(1) through Nov. 30, 1997              10.00         0.20        1.55         1.75      (0.19)            _    (0.19)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                        11.56         0.19        0.98         1.17      (0.20)       (2.29)    (2.49)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                        10.24         0.16      (0.18)       (0.02)      (0.16)       (2.23)    (2.39)
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(4)                     7.83         0.09        0.16         0.25      (0.10)       (1.11)    (1.21)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)          6.87         0.04        0.08         0.12      (0.03)       (0.38)    (0.41)
------------------------------------------------------------------------------------------------------------------------------------
RELATIVE VALUE
------------------------------------------------------------------------------------------------------------------------------------
Aug. 18, 1997(1) through Nov. 30, 1997              22.67         0.08        0.81         0.89      (0.07)            _    (0.07)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                        23.49         0.18        3.65         3.83      (0.23)       (0.82)    (1.05)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                        26.27         0.23        2.96         3.19      (0.23)       (0.11)    (0.34)
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(4)                    29.12         0.26      (0.19)         0.07      (0.28)            _    (0.28)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         28.91         0.13      (0.81)       (0.68)      (0.14)       (0.21)    (0.35)
------------------------------------------------------------------------------------------------------------------------------------



                                                                                 Supplemental Data and Ratios
                                                                       -------------------------------------------------
                                                                                                Ratio of Net
                                                                        Net Assets, Ratio of Net Investment
                                                Net Asset                 End of      Expenses     Income     Portfolio
                                                Value, End    Total       Period     to Average  to Average    Turnover
PER SHARE DATA                                  of Period     Return      (000s)     Net Assets  Net Assets    Rate(12)
-------------------------------------------------------------------------------------------------------------------------
BALANCED INCOME
-------------------------------------------------------------------------------------------------------------------------
Dec. 1, 1997(1) through Oct. 31, 1998              $11.01    12.70%(2)     $34,036  0.75%(3)(5)    3.07%(3)    58.33%(2)
-------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1999                         10.96        6.34%      49,728     0.93%(5)       2.84%       48.46%
-------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         11.42        8.99%      78,475     0.97%(5)       2.81%       82.13%
-------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         10.86   (3.24)%(2)     113,921  0.96%(3)(5)    2.90%(3)    30.02%(2)
-------------------------------------------------------------------------------------------------------------------------
BALANCED GROWTH
-------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1996                         27.99       12.56%     129,415     0.75%(6)       2.05%       63.91%
-------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1997                         30.51       18.39%     164,382     0.75%(6)       2.31%       69.90%
-------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1998                         29.85        8.83%     188,123     0.75%(6)       2.16%       56.44%
-------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1999                         30.11        5.87%     180,737     0.93%(6)       1.84%       69.42%
-------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         33.61       19.94%     163,158     0.97%(6)       1.91%       78.63%
-------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         26.31   (6.26)%(2)     166,362  0.97%(3)(6)    2.30%(3)    28.32%(2)
-------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME
-------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1996                         33.08       26.90%     226,888     0.90%(7)       1.67%       51.37%
-------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1997                         39.28       30.83%     366,020     0.87%(7)       1.34%       31.36%
-------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1998                         44.46       18.35%     474,603     0.87%(7)       1.11%       48.56%
-------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1999                         46.12       12.04%     531,257     0.92%(7)       0.99%       62.20%
-------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         47.47       12.83%     524,828     0.94%(7)       0.56%       89.36%
-------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         37.81  (10.78)%(2)     615,646  0.93%(3)(7)    0.67%(3)    30.30%(2)
-------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME
-------------------------------------------------------------------------------------------------------------------------
Feb. 27, 1997(1) through Nov. 30, 1997              11.56    17.64%(2)     131,919  0.15%(3)(8)    2.51%(3)    48.33%(2)
-------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                        10.24       12.00%     111,866     0.71%(8)       1.94%       98.32%
-------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                         7.83        0.23%     104,762     0.98%(8)       1.90%       81.84%
-------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(4)                     6.87     3.96%(2)      52,381  1.09%(3)(8)    1.66%(3)    32.22%(2)
-------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)          6.58     1.93%(2)      45,025  1.01%(3)(8)    1.33%(3)     6.14%(2)
-------------------------------------------------------------------------------------------------------------------------
RELATIVE VALUE
-------------------------------------------------------------------------------------------------------------------------
Aug. 18, 1997(1) through Nov. 30, 1997              23.49     3.93%(2)     312,056  1.00%(3)(9)    1.35%(3)    18.00%(2)
-------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                        26.27       16.95%     386,405     1.04%(9)       0.95%       26.00%
-------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                        29.12       12.20%     466,203     1.05%(9)       0.77%       11.00%
-------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(4)                    28.91     0.25%(2)     467,711  1.11%(3)(9)    1.00%(3)     7.10%(2)
-------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         27.88   (2.34)%(2)     433,380  0.99%(3)(9)    0.99%(3)     3.80%(2)
-------------------------------------------------------------------------------------------------------------------------

(1)  Commencement of operations.
(2)  Not annualized.
(3)  Annualized.
(4) Effective in 2000, the Fund's fiscal year end was changed to October 31 from November 30.
(5) Without fees waived, ratios of net expenses to average net assets for the period ended April 30, 2001 and the fiscal years ended October 31, 2000, 1999 and the period ended October 31, 1998 would have been 1.05%, 1.14%, 1.23%, 1.38%, respectively.
(6) Without fees waived, ratios of net expenses to average net assets for the period ended April 30, 2001 and the fiscal years ended October 31, 2000, 1999, 1998, 1997, 1996 would have been 1.02%, 1.03%, 1.00%, 0.99%, 1.00%,
     1.03%, respectively.
(7) Without fees waived, ratios of net expenses to average net assets for the period ended April 30, 2001 and the fiscal years ended October 31, 2000, 1999, 1998, 1997, 1996 would have been 0.93%, 0.95%, 0.93%, 0.94%, 0.94%,
     0.98%, respectively.
(8) Without fees waived, ratios of net expenses to average net assets for the periods ended April 30, 2001 and October 31, 2000, the fiscal years ended November 30, 1999, 1998 and the period ended November 30, 1997 would have been 1.20%, 1.49%, 1.38%, 1.37%, 1.38%, respectively.
(9) Without fees waived, ratios of net expenses to average net assets for the periods ended April 30, 2001 and October 31, 2000, the fiscal years ended November 30, 1999, 1998 and the period ended November 30, 1997 would have been 1.00%, 1.21%, 1.21%, 1.24%, 1.20%, respectively.
(10) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(11) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(12) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

FINANCIAL HIGHLIGHTS
INSTITUTIONAL SHARES
EQUITY FUNDS


                                                             Income from Investment Operations            Less Distributions
                                                           -------------------------------------  ----------------------------------
                                                                       Net Realized
                                                   Net                and Unrealized   Total      Dividends Distributions
                                               Asset Value,    Net       Gains or       from      from Net       from
                                                Beginning   Investment  (Losses) on  Investment  Investment    Capital     Total
PER SHARE DATA                                  of Period     Income    Securities   Operations    Income       Gains  Distributions
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1996                        $41.08    $0.91(10)       $8.68        $9.59     $(0.89)      $(0.35)   $(1.24)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1997                         49.43         0.95       14.33        15.28      (0.94)       (0.61)    (1.55)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1998                         63.16     1.02(10)       12.59        13.61      (1.00)       (1.11)    (2.11)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1999                         74.66         1.04       17.75        18.79      (1.03)       (0.47)    (1.50)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         91.95      1.04(9)        4.41         5.45      (1.01)       (2.08)    (3.09)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         94.31         0.38     (11.54)      (11.16)      (0.40)       (0.69)    (1.09)
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1996                         25.61   (0.01)(10)        4.83         4.82           _            _         _
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1997                         30.43     0.04(10)        6.31         6.35           _       (1.30)    (1.30)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1998                         35.48      0.07(9)        5.70         5.77      (0.03)       (5.17)    (5.20)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1999                         36.05    (0.02)(9)        6.47         6.45      (0.04)       (4.04)    (4.08)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         38.42    (0.04)(9)        7.65         7.61           _       (2.03)    (2.03)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         44.00         0.02      (7.33)       (7.31)           _       (4.88)    (4.88)
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Aug. 18, 1997(1) through Nov. 30, 1997              16.46         0.03        0.73         0.76      (0.04)            _    (0.04)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                        17.18         0.06        3.30         3.36      (0.07)       (0.96)    (1.03)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                        19.51         0.07        4.83         4.90  (0.06)(13)       (0.45)    (0.51)
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(4)                    23.90       (0.03)        2.14         2.11           _            _         _
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         26.01       (0.02)      (6.32)       (6.34)           _       (0.71)    (0.71)
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE(12)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1996                         19.19     0.11(10)        1.44         1.55      (0.10)       (0.37)    (0.47)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1997                         20.27     0.10(10)      (1.10)       (1.00)      (0.17)       (0.46)    (0.63)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1998                         18.64      0.24(9)      (3.16)       (2.92)      (0.09)       (0.37)    (0.46)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1999                         15.26         0.09        3.62         3.71      (0.31)            _    (0.31)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         18.66      0.06(9)      (1.97)       (1.91)      (0.06)            _    (0.06)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         16.69       (0.02)      (0.56)       (0.58)           _            _         _
------------------------------------------------------------------------------------------------------------------------------------



                                                                                 Supplemental Data and Ratios
                                                                       -------------------------------------------------
                                                                                                Ratio of Net
                                                                        Net Assets, Ratio of Net Investment
                                                Net Asset                 End of      Expenses     Income     Portfolio
                                                Value, End    Total       Period     to Average  to Average    Turnover
PER SHARE DATA                                  of Period     Return      (000s)     Net Assets  Net Assets    Rate(11)
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1996                        $49.43       23.68%    $212,072     0.41%(5)       2.01%        7.48%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1997                         63.16       31.38%     315,759     0.38%(5)       1.66%        9.81%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1998                         74.66       21.93%     452,752     0.33%(5)       1.43%        2.91%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1999                         91.95       25.32%     568,161     0.36%(5)       1.17%       13.95%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         94.31        5.88%     632,597     0.37%(5)       1.07%        6.46%
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         82.06  (11.88)%(2)     610,045  0.37%(3)(5)    0.93%(3)     1.41%(2)
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1996_                        30.43       18.82%     155,293     0.90%(6)     (0.04)%       56.75%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1997                         35.48       21.56%     181,650     0.89%(6)       0.09%       62.09%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1998                         36.05       18.89%     197,798     0.89%(6)       0.20%       51.82%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1999                         38.42       18.18%     306,832     0.94%(6)     (0.06)%       59.35%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         44.00       20.24%     339,166     0.95%(6)     (0.10)%       60.18%
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         31.81  (17.96)%(2)     388,883  0.94%(3)(6)    0.22%(3)    23.27%(2)
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Aug. 18, 1997(1) through Nov. 30, 1997              17.18     4.59%(2)     109,087  1.06%(3)(7)    0.68%(3)    60.00%(2)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                        19.51       20.91%     121,475     1.09%(7)       0.37%       48.00%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                        23.90       25.61%     186,177     1.11%(7)       0.17%       28.00%
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(4)                    26.01     8.83%(2)     239,576  1.13%(3)(7)  (0.15)%(3)    34.63%(2)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         18.96  (24.86)%(2)     187,430  1.15%(3)(7)  (0.25)%(3)    18.65%(2)
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE12
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1996                         20.27        8.21%      43,182     1.50%(8)       0.62%       31.57%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1997                         18.64      (5.10)%      57,206     1.50%(8)       0.50%       97.09%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1998                         15.26     (15.97)%      44,670     1.50%(8)       1.37%       43.96%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1999                         18.66       24.74%      54,423     1.56%(8)       0.80%       45.50%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         16.69     (10.29)%      46,693     1.57%(8)       0.32%       75.46%
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         16.11   (3.48)%(2)      44,091  1.57%(3)(8)  (0.27)%(3)    29.68%(2)
------------------------------------------------------------------------------------------------------------------------------------


(1)  Commencement of operations.
(2)  Not annualized.
(3)  Annualized.
(4) Effective in 2000, the Fund's fiscal year end was changed to October 31 from November 30.
(5) Without fees waived, ratios of net expenses to average net assets for the period ended April 30, 2001 and fiscal years ended October 31, 2000, 1999, 1998, 1997, 1996 would have been 0.45%, 0.43%, 0.43%, 0.44%, 0.45%, 0.48%, respectively.
(6) Without fees waived, ratios of net expenses to average net assets for the period ended April 30, 2001 and fiscal years ended October 31, 2000, 1999, 1998, 1997, 1996 would have been 0.95%, 0.96%, 0.95%, 0.96%, 0.96%, 0.98%, respectively.
(7) Without fees waived, ratios of net expenses to average net assets for the periods ended April 30, 2001 and October 31, 2000, the fiscal years ended November 30, 1999, 1998 and the period ended November 30, 1997 would have been 1.24%, 1.23%, 1.27%, 1.29%, 1.26%, respectively.
(8) Without fees waived, ratios of net expenses to average net assets for the period ended April 30, 2001 and fiscal years ended October 31, 2000, 1999, 1998, 1997, 1996 would have been 2.10%, 1.86%, 1.85%, 1.92%, 2.25%, 2.36%, respectively.
(9)  Net investment income (loss) per share represents net investment income
     (loss) divided by the average shares outstanding throughout the period.
(10) Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(11) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(12) Effective September 2, 1997, Hansberger Global Investors assumed the investment sub-advisory responsibilities of State Street Global Advisors.
(13) Includes distribution in excess of net investment income of $0.01 per share.

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

FINANCIAL HIGHLIGHTS
INSTITUTIONAL SHARES
EQUITY FUNDS



                                                             Income from Investment Operations            Less Distributions
                                                           -------------------------------------  ----------------------------------
                                                                       Net Realized
                                                   Net                and Unrealized   Total      Dividends Distributions
                                               Asset Value,    Net       Gains or       from      from Net       from
                                                Beginning   Investment  (Losses) on  Investment  Investment    Capital     Total
PER SHARE DATA                                  of Period     Income    Securities   Operations    Income       Gains  Distributions
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1996                       $10.79        $0.06       $1.27        $1.33          $_           $_        $_
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1997                        12.12         0.01        0.33         0.34  (0.06)(13)       (0.31)    (0.37)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                        12.09         0.04        1.80         1.84  (0.10)(13)       (0.43)    (0.53)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                        13.40         0.06        4.58         4.64  (0.07)(13)       (0.75)    (0.82)
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(4)                    17.22     0.01(10)      (0.45)       (0.44)      (0.13)       (1.52)    (1.65)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         15.13     0.01(10)      (1.22)       (1.21)      (0.12)       (1.46)    (1.58)
------------------------------------------------------------------------------------------------------------------------------------
MIDCAP INDEX
------------------------------------------------------------------------------------------------------------------------------------
Nov. 4, 1999(1) through October 31, 2000            10.00         0.08        2.55         2.63      (0.08)            _    (0.08)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         12.55         0.04      (0.39)       (0.35)      (0.04)       (1.06)    (1.10)
------------------------------------------------------------------------------------------------------------------------------------
MIDCAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1996                         41.47   (0.04)(11)        4.74         4.70           _       (4.59)    (4.59)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1997                         41.58   (0.11)(11)        8.49         8.38           _       (5.26)    (5.26)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1998                         44.70   (0.14)(10)      (2.09)       (2.23)           _       (4.46)    (4.46)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1999                         38.01     0.02(11)        0.60         0.62           _       (0.31)    (0.31)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         38.32   (0.05)(10)       18.04        17.99           _       (0.79)    (0.79)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         55.52     0.02(10)      (2.08)       (2.06)           _      (17.84)   (17.84)
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX
------------------------------------------------------------------------------------------------------------------------------------
Dec. 30, 1998(1) through Nov. 30, 1999              10.00         0.01        0.19         0.20      (0.01)            _    (0.01)
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(4)                    10.19         0.02        2.19         2.21      (0.02)       (0.14)    (0.16)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         12.24         0.02      (0.13)       (0.11)      (0.01)       (1.05)    (1.06)
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1996                        13.49         0.02        1.05         1.07      (0.02)       (1.05)    (1.07)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1997                        13.49         0.01        2.50         2.51      (0.01)       (0.82)    (0.83)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                        15.17       (0.02)      (1.91)       (1.93)           _   (1.22)(14)    (1.22)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                        12.02       (0.03)        2.13         2.10           _       (0.05)    (0.05)
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(4)                    14.07         0.05        4.10         4.15      (0.03)       (0.27)    (0.30)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         17.92     0.01(10)        0.39         0.40      (0.01)       (3.71)    (3.72)
------------------------------------------------------------------------------------------------------------------------------------





                                                                                 Supplemental Data and Ratios
                                                                       -------------------------------------------------
                                                                                                Ratio of Net
                                                                        Net Assets, Ratio of Net Investment
                                                Net Asset                 End of      Expenses     Income     Portfolio
                                                Value, End    Total       Period     to Average  to Average    Turnover
PER SHARE DATA                                  of Period     Return      (000s)     Net Assets  Net Assets    Rate(12)
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1996                       $12.12       12.33%     $52,181     1.14%(5)       0.51%       77.63%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1997                        12.09        2.91%      55,038     1.29%(5)       0.09%       75.18%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                        13.40       15.73%      60,647     1.28%(5)       0.34%       88.95%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                        17.22       36.98%      92,778     1.26%(5)       0.28%       93.73%
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(4)                    15.13   (3.27)%(2)     122,329  1.28%(3)(5)    0.04%(3)    90.01%(2)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         12.34   (8.67)%(2)     160,968  1.26%(3)(5)    0.12%(3)    48.34%(2)
------------------------------------------------------------------------------------------------------------------------------------
MIDCAP INDEX
------------------------------------------------------------------------------------------------------------------------------------
Nov. 4, 1999(1) through October 31, 2000            12.55    26.62%(2)     125,881  0.50%(3)(6)    1.00%(3)    44.52%(2)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         11.10   (2.55)%(2)     198,515  0.50%(3)(6)    0.77%(3)    39.83%(2)
------------------------------------------------------------------------------------------------------------------------------------
MIDCAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1996                         41.58       12.58%     482,857     0.88%(7)     (0.10)%      103.34%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1997                         44.70       22.44%     569,028     0.87%(7)     (0.25)%       97.40%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1998                         38.01      (5.66)%     464,858     0.88%(7)     (0.32)%       77.39%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1999                         38.32        1.56%     359,947     0.94%(7)       0.04%      139.91%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         55.52       47.56%     435,613     0.95%(7)     (0.13)%      204.56%
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         35.62   (1.91)%(2)     482,569  0.95%(3)(7)    0.12%(3)    99.88%(2)
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX
------------------------------------------------------------------------------------------------------------------------------------
Dec. 30, 1998(1) through Nov. 30, 1999              10.19     2.01%(2)      45,331  0.68%(3)(8)    0.18%(3)    35.27%(2)
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(4)                    12.24    21.93%(2)      60,771  0.69%(3)(8)    0.19%(3)    31.54%(2)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         11.07   (0.34)%(2)      57,797  0.65%(3)(8)    0.23%(3)    35.07%(2)
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1996                        13.49        8.72%     171,295     0.96%(9)       0.17%       65.85%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1997                        15.17       19.77%     211,643     0.95%(9)       0.01%       80.23%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                        12.02     (13.90)%     129,591     0.95%(9)     (0.16)%       69.72%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                        14.07       17.57%     111,643     0.96%(9)     (0.26)%       72.08%
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(4))                   17.92    30.01%(2)     134,617  0.98%(3)(9)    0.29%(3)    91.35%(2)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         14.60     4.21%(2)     344,966  0.92%(3)(9)    0.20%(3)   119.84%(2)
------------------------------------------------------------------------------------------------------------------------------------



(1)   Commencement of operations.
(2)   Not annualized.
(3)   Annualized.
(4) Effective in 2000, the Fund's fiscal year end was changed to October 31 from November 30.
(5) Without fees waived, ratios of net expenses to average net assets for the periods ended April 30, 2001 and October 31, 2000 and the fiscal years ended November 30, 1999, 1998, 1997, 1996 would have been 1.40%, 1.76%,
     1.75%, 1.75%, 1.75%, 1.45%, respectively.
(6) Without fees waived, ratios of net expenses to average net assets for the periods ended April 30, 2001 and October 31, 2000 would have been 0.53%, 0.65%, respectively.
(7) Without fees waived, ratios of net expenses to average net assets for the period ended April 30, 2001 and fiscal years ended October 31, 2000, 1999, 1998, 1997, 1996 would have been 0.96%, 0.97%, 0.96%, 0.95%, 0.95%, 0.95%, respectively.
(8) Without fees waived, ratios of net expenses to average net assets for the periods ended April 30, 2001, October 31, 2000 and November 30, 1999 would have been 0.66%, 1.09%, 1.13%, respectively.
(9) Without fees waived, ratios of net expenses to average net assets for the periods ended April 30, 2001 and October 31, 2000 and the fiscal years ended November 30, 1999, 1998, 1997, 1996 would have been 0.93%, 1.39%,
     1.36%, 1.35%, 1.35%, 1.06%, respectively.
(10)  Net investment income (loss) per share represents net investment income
     (loss) divided by the average shares outstanding throughout the period.
(11) Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(12) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(13) Includes distribution in excess of net investment income for the periods ended November 30, 1999, 1998, 1997 of $0.02, $0.07, $0.02 per share, respectively.
(14)  Includes distribution in excess of net realized gains of $0.03 per share.

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

FINANCIAL HIGHLIGHTS
INSTITUTIONAL SHARES
EQUITY FUNDS


                                                             Income from Investment Operations            Less Distributions
                                                           -------------------------------------  ----------------------------------
                                                                       Net Realized
                                                   Net                and Unrealized   Total      Dividends Distributions
                                               Asset Value,    Net       Gains or       from      from Net       from
                                                Beginning   Investment  (Losses) on  Investment  Investment    Capital     Total
PER SHARE DATA                                  of Period     Income    Securities   Operations    Income       Gains  Distributions
------------------------------------------------------------------------------------------------------------------------------------
SCIENCE & TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
Aug. 9, 1999(1) through Nov. 30, 1999              $10.00           $_       $4.56        $4.56          $_           $_        $_
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(4)                    14.56       (0.13)        5.11         4.98           _            _         _
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         19.54       (0.05)      (9.50)       (9.55)           _            _         _
------------------------------------------------------------------------------------------------------------------------------------
MICROCAP
------------------------------------------------------------------------------------------------------------------------------------
Aug 1, 1995(1) through June 30, 1996                10.00       (0.02)        6.14         6.12      (0.05)       (0.62)    (0.67)
------------------------------------------------------------------------------------------------------------------------------------
July 1, 1996 through October 31, 1996               15.45       (0.07)        0.82         0.75           _            _         _
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1997                         16.20       (0.15)        4.27         4.12           _       (2.75)    (2.75)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1998                         17.57       (0.22)      (3.19)       (3.41)           _       (1.67)    (1.67)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1999                         12.49    (0.19)(7)        9.79         9.60           _       (0.03)    (0.03)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         22.06    (0.31)(7)       16.21        15.90           _       (6.13)    (6.13)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         31.83       (0.05)      (2.09)       (2.14)           _       (9.00)    (9.00)
------------------------------------------------------------------------------------------------------------------------------------



                                                                                 Supplemental Data and Ratios
                                                                       -------------------------------------------------
                                                                                                Ratio of Net
                                                                        Net Assets, Ratio of Net Investment
                                                Net Asset                 End of      Expenses     Income     Portfolio
                                                Value, End    Total       Period     to Average  to Average    Turnover
PER SHARE DATA                                  of Period     Return      (000s)     Net Assets  Net Assets    Rate(8)
------------------------------------------------------------------------------------------------------------------------------------
SCIENCE & TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
Aug. 9, 1999(1) through Nov. 30, 1999              $14.56    45.60%(2)     $40,936  1.69%(3)(5)  (0.94)%(3)    16.00%(2)
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(4)                    19.54    34.20%(2)     121,767  1.36%(3)(5)  (0.90)%(3)    84.55%(2)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)          9.99  (48.87)%(2)      67,355  1.35%(3)(5)  (0.88)%(3)    90.00%(2)
------------------------------------------------------------------------------------------------------------------------------------
MICROCAP
------------------------------------------------------------------------------------------------------------------------------------
Aug 1, 1995(1) through June 30, 1996                15.45    63.93%(2)      63,595  1.74%(3)(6)  (0.16)%(3)   283.67%(2)
------------------------------------------------------------------------------------------------------------------------------------
July 1, 1996 through October 31, 1996               16.20     4.85%(2)      66,368  1.72%(3)(6)  (1.44)%(3)    64.44%(2)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1997                         17.57       30.12%     103,840     1.70%(6)     (1.20)%      158.39%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1998                         12.49     (21.51)%      72,696     1.74%(6)     (1.38)%      135.61%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1999                         22.06       77.06%     150,898     1.76%(6)     (1.18)%      200.09%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         31.83       87.90%     322,981        1.71%     (1.06)%      178.77%
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         20.69   (6.35)%(2)     290,772  1.68%(3)(6)  (0.42)%(3)    70.10%(2)
------------------------------------------------------------------------------------------------------------------------------------


(1)   Commencement of operations.
(2)   Not annualized.
(3)   Annualized.
(4) Effective in 2000, the Fund's fiscal year end was changed to October 31 from November 30.
(5) Without fees waived, ratios of net expenses to average net assets for the periods ended April 30, 2001, October 31, 2000 and November 30, 1999 would have been 1.56%, 1.46%, 1.84%, respectively.
(6) Without fees waived, ratios of net expenses to average net assets for the period ended April 30, 2001 and fiscal years ended October 31, 1999, 1998, 1997 and the periods ended October 31 and June 30, 1996 would have been 1.73%, 1.77%, 1.81%, 1.78%, 1.79%, 1.97%, respectively.
(7) Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(8) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

FINANCIAL HIGHLIGHTS
RETAIL A SHARES
EQUITY FUNDS


                                                             Income from Investment Operations            Less Distributions
                                                           -------------------------------------  ----------------------------------
                                                                       Net Realized
                                                   Net                and Unrealized   Total      Dividends Distributions
                                               Asset Value,    Net       Gains or       from      from Net       from
                                                Beginning   Investment  (Losses) on  Investment  Investment    Capital     Total
PER SHARE DATA                                  of Period     Income    Securities   Operations    Income       Gains  Distributions
------------------------------------------------------------------------------------------------------------------------------------
BALANCED INCOME
------------------------------------------------------------------------------------------------------------------------------------
Dec. 1, 1997(1) through Oct. 31, 1998              $10.00    $0.28(11)       $0.96        $1.24     $(0.24)           $_   $(0.24)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1999                         11.00         0.28        0.38         0.66      (0.28)       (0.44)    (0.72)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         10.94         0.28        0.65         0.93      (0.27)       (0.20)    (0.47)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         11.40     0.14(11)      (0.52)       (0.38)      (0.13)       (0.05)    (0.18)
------------------------------------------------------------------------------------------------------------------------------------
BALANCED GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1996                         25.89     0.47(12)        2.64         3.11      (0.47)       (0.55)    (1.02)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1997                         27.98         0.58        4.19         4.77      (0.59)       (1.68)    (2.27)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1998                         30.48         0.56        1.86         2.42      (0.58)       (2.50)    (3.08)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1999                         29.82         0.49        1.19         1.68      (0.49)       (0.95)    (1.44)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         30.06         0.55        5.15         5.70      (0.54)       (1.67)    (2.21)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         33.55         0.26      (2.27)       (2.01)      (0.25)       (5.03)    (5.28)
------------------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1996                         27.62     0.42(12)        6.61         7.03      (0.39)       (1.19)    (1.58)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1997                         33.07         0.37        8.92         9.29      (0.39)       (2.73)    (3.12)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1998                         39.24         0.36        6.55         6.91      (0.35)       (1.39)    (1.74)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1999                         44.41         0.29        4.92         5.21      (0.35)       (3.21)    (3.56)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         46.06     0.14(11)        5.21         5.35      (0.11)       (3.90)    (4.01)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         47.40         0.06      (4.88)       (4.82)      (0.08)       (4.75)    (4.83)
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------------------
Feb. 27, 1997(1) through November 30, 1997          10.00         0.16        1.57         1.73  (0.17)(14)            _    (0.17)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                        11.56         0.17        0.98         1.15      (0.18)       (2.29)    (2.47)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                        10.24         0.13      (0.18)       (0.05)      (0.13)       (2.23)    (2.36)
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(4)                     7.83         0.07        0.16         0.23      (0.08)       (1.11)    (1.19)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)          6.87         0.04        0.07         0.11      (0.03)       (0.38)    (0.41)
------------------------------------------------------------------------------------------------------------------------------------
RELATIVE VALUE
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1996                        15.02         0.27        4.01         4.28      (0.26)       (0.01)    (0.27)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1997                        19.03         0.67        4.45         5.12      (0.28)       (0.39)    (0.67)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                        23.48         0.11        3.66         3.77      (0.17)       (0.82)    (0.99)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                        26.26         0.10        3.01         3.11      (0.16)       (0.11)    (0.27)
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(4)                    29.10         0.20      (0.22)       (0.02)      (0.21)            _    (0.21)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         28.87         0.14      (0.86)       (0.72)      (0.10)       (0.21)    (0.31)
------------------------------------------------------------------------------------------------------------------------------------




                                                                                 Supplemental Data and Ratios
                                                                       -------------------------------------------------
                                                                                                Ratio of Net
                                                                        Net Assets, Ratio of Net Investment
                                                Net Asset                 End of      Expenses     Income     Portfolio
                                                Value, End    Total       Period     to Average  to Average    Turnover
PER SHARE DATA                                  of Period     Return      (000s)     Net Assets  Net Assets    Rate(13)
------------------------------------------------------------------------------------------------------------------------------------
BALANCED INCOME
------------------------------------------------------------------------------------------------------------------------------------
Dec. 1, 1997(1) through Oct. 31, 1998              $11.00    12.46%(2)     $10,614  1.00%(3)(5)    2.82%(3)    58.33%(2)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1999)                        10.94        6.01%      13,087     1.18%(5)       2.59%       48.46%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         11.40        8.73%      11,618     1.22%(5)       2.56%       82.13%
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         10.84   (3.34)%(2)      47,133  1.21%(3)(5)    2.62%(3)    30.02%(2)
------------------------------------------------------------------------------------------------------------------------------------
BALANCED GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1996                         27.98       12.30%      29,034     1.00%(6)       1.80%       63.91%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1997                         30.48       18.07%      44,026     1.00%(6)       2.06%       69.90%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1998                         29.82        8.60%      59,657     1.00%(6)       1.91%       56.44%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1999                         30.06        5.56%      53,807     1.18%(6)       1.59%       69.42%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         33.55       19.46%      54,380     1.22%(6)       1.66%       78.63%
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         26.26   (6.36)%(2)      56,801  1.23%(3)(6)    3.15%(3)    28.32%(2)
------------------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1996)                        33.07       26.62%      71,310     1.15%(7)       1.42%       51.37%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1997                         39.24       30.47%     128,070     1.12%(7)       1.09%       31.36%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1998                         44.41       18.08%     190,331     1.12%(7)       0.86%       48.56%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1999                         46.06       11.78%     194,089     1.17%(7)       0.74%       62.20%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         47.40       12.54%     183,049     1.19%(7)       0.31%       89.36%
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited))        37.75  (10.88)%(2)     191,639  1.19%(3)(7)    0.43%(3)    30.30%(2)
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------------------
Feb. 27, 1997(1) through November 30, 1997          11.56    17.42%(2)         173  0.45%(3)(8)    2.29%(3)    48.33%(2)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                        10.24       11.69%       1,709     1.15%(8)       1.51%       98.32%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                         7.83      (0.05)%       1,336     1.28%(8)       1.60%       81.84%
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(4)                     6.87     3.67%(2)         826  1.39%(3)(8)    1.36%(3)    32.22%(2)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)          6.57     1.70%(2)         874  1.27%(3)(8)    1.07%(3)     6.14%(2)
------------------------------------------------------------------------------------------------------------------------------------
RELATIVE VALUE
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1996                        19.03       28.86%     215,843     1.04%(9)       1.71%       16.00%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1997                        23.48       27.69%      37,748     1.01%(9)       1.40%       18.00%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                        26.26       16.67%      50,925     1.29%(9)       0.70%       26.00%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                        29.10       11.89%      54,825     1.30%(9)       0.52%       11.00%
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(4))                   28.87   (0.07)%(2)      42,853  1.36%(3)(9)    0.75%(3)     7.10%(2)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         27.84   (2.47)%(2)      38,972  1.23%(3)(9)    0.74%(3)     3.80%(2)
------------------------------------------------------------------------------------------------------------------------------------


(1)  Commencement of operations.
(2)  Not annualized.
(3)  Annualized.
(4) Effective in 2000, the Fund's fiscal year end was changed to October 31 from November 30.
(5) Without fees waived, ratios of net expenses to average net assets for the period ended April 30, 2001 and fiscal years ended October 31, 2000, 1999 and the period ended October 31, 1998 would have been 1.30%, 1.39%, 1.48%, 1.63%, respectively.
(6) Without fees waived, ratios of net expenses to average net assets for the period ended April 30, 2001 and fiscal years ended October 31, 2000, 1999, 1998, 1997, 1996 would have been 1.28%, 1.28%, 1.25%, 1.24%, 1.25%, 1.28%, respectively.
(7) Without fees waived, ratios of net expenses to average net assets for the period ended April 30, 2001 and fiscal years ended October 31, 2000, 1999, 1998, 1997, 1996 would have been 1.19%, 1.20%, 1.18%, 1.19%, 1.19%, 1.23%, respectively.
 (8) Without fees waived, ratios of net expenses to average net assets for the periods ended April 30, 2001 and October 31, 2000, the fiscal years ended November 30, 1999, 1998 and the period ended November 30, 1997 would have been 1.46%, 1.49%, 1.38%, 1.38%, 1.38%, respectively.
(9) Without fees waived, ratios of net expenses to average net assets for the periods ended April 30, 2001 and October 31, 2000 and the fiscal years ended November 30, 1999, 1998, 1997, 1996 would have been 1.25%, 1.46%,
     1.46%, 1.49%, 1.21%, 1.24%, respectively.
(10) The total return calculation does not reflect the maximum sales charge of 5.50%.
(11) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(12) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(13) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(14) Includes distribution in excess of net investment income of $0.01 per share.

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

FINANCIAL HIGHLIGHTS
RETAIL A SHARES
EQUITY FUNDS


                                                             Income from Investment Operations            Less Distributions
                                                           -------------------------------------  ----------------------------------
                                                                       Net Realized
                                                   Net                and Unrealized   Total      Dividends Distributions
                                               Asset Value,    Net       Gains or       from      from Net       from
                                                Beginning   Investment  (Losses) on  Investment  Investment    Capital     Total
PER SHARE DATA                                  of Period     Income    Securities   Operations    Income       Gains  Distributions
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1996                        $41.07    $0.77(12)       $8.69        $9.46     $(0.78)      $(0.35)   $(1.13)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1997                         49.40     0.80(11)       14.33        15.13      (0.81)       (0.61)    (1.42)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1998                         63.11         0.84       12.58        13.42      (0.84)       (1.11)    (1.95)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1999                         74.58         0.80       17.75        18.55      (0.83)       (0.47)    (1.30)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         91.83         0.78        4.41         5.19      (0.77)       (2.08)    (2.85)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         94.17         0.29     (11.53)      (11.24)      (0.29)       (0.69)    (0.98)
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1996                         25.58   (0.07)(12)        4.81         4.74           _            _         _
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1997                         30.32   (0.05)(12)        6.30         6.25           _       (1.30)    (1.30)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1998                         35.27   (0.02)(11)        5.66         5.64      (0.02)       (5.17)    (5.19)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1999                         35.72   (0.12)(11)        6.42         6.30      (0.02)       (4.04)    (4.06)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         37.96   (0.15)(11)        7.55         7.40           _       (2.03)    (2.03)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         43.33        _(11)      (7.22)       (7.22)           _       (4.88)    (4.88)
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
March 31, 2000(1) through October 31, 2000(4)       26.95       (0.03)      (1.00)       (1.03)           _            _         _
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         25.92       (0.02)      (6.33)       (6.35)           _       (0.71)    (0.71)
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE14
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1996                         19.15     0.07(12)        1.43         1.50      (0.07)       (0.37)    (0.44)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1997                         20.21     0.06(12)      (1.10)       (1.04)      (0.13)       (0.46)    (0.59)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1998                         18.58     0.20(11)      (3.15)       (2.95)      (0.08)       (0.37)    (0.45)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1999                         15.18         0.03        3.62         3.65      (0.30)            _    (0.30)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         18.53   0.01(1)(1)      (1.97)       (1.96)      (0.01)            _    (0.01)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         16.56       (0.04)      (0.55)       (0.59)           _            _         _
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1996                        10.76         0.02        1.27         1.29           _            _         _
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1997                        12.05       (0.02)        0.32         0.30  (0.05)(15)       (0.31)    (0.36)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                        11.99         0.01        1.77         1.78  (0.07)(15)       (0.43)    (0.50)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                        13.27            _        4.55         4.55  (0.04)(15)       (0.75)    (0.79)
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(4)                    17.03   (0.03)(11)      (0.45)       (0.48)      (0.11)       (1.52)    (1.63)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         14.92   (0.02)(11)      (1.18)       (1.20)      (0.11)       (1.46)    (1.57)
------------------------------------------------------------------------------------------------------------------------------------




                                                                                 Supplemental Data and Ratios
                                                                       -------------------------------------------------
                                                                                                Ratio of Net
                                                                        Net Assets, Ratio of Net Investment
                                                Net Asset                 End of      Expenses     Income     Portfolio
                                                Value, End    Total       Period     to Average  to Average    Turnover
PER SHARE DATA                                  of Period     Return      (000s)     Net Assets  Net Assets    Rate(13)
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1996                        $49.40       23.36%     $39,656     0.66%(5)       1.76%        7.48%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1997                         63.11       31.08%      76,866     0.63%(5)       1.40%        9.81%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1998                         74.58       21.63%     110,129     0.58%(5)       1.18%        2.91%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1999                         91.83       25.01%     142,247     0.61%(5)       0.92%       13.95%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         94.17        5.60%     138,440     0.62%(5)       0.82%        6.46%
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         81.95  (11.98)%(2)     119,026  0.63%(3)(5)    0.69%(3)     1.41%(2)
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1996                         30.32       18.53%      16,636     1.15%(6)     (0.29)%       56.75%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1997                         35.27       21.30%      25,043     1.14%(6)     (0.16)%       62.09%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1998                         35.72       18.58%      38,213     1.14%(6)     (0.05)%       51.82%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1999                         37.96       17.92%      47,238     1.19%(6)     (0.31)%       59.35%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         43.33       19.92%      51,232     1.20%(6)     (0.35)%       60.18%
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         31.23  (18.03)%(2)      46,162  1.21%(3)(6)  (0.03)%(3)    23.27%(2)
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
March 31, 2000(1) through October 31, 2000(4)       25.92   (3.82)%(2)       1,177  1.40%(3)(7)  (0.75)%(3)       34.63%
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         18.86  (24.99)%(2)       7,174  1.39%(3)(7)  (0.59)%(3)    18.65%(2)
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE14
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1996                         20.21        7.95%       3,769     1.75%(8)       0.37%       31.57%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1997                         18.58      (5.30)%       6,502     1.75%(8)       0.25%       97.09%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1998                         15.18     (16.16)%       6,486     1.75%(8)       1.12%       43.96%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1999                         18.53       24.48%       6,418     1.81%(8)       0.56%       45.50%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         16.56     (10.57)%       5,028     1.82%(8)       0.07%       75.46%
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)_        15.97   (3.56)%(2)       4,663  1.82%(3)(8)  (0.51)%(3)    29.68%(2)
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1996                        12.05       11.99%       2,573     1.44%(9)       0.19%       77.63%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1997                        11.99        2.58%       2,854     1.59%(9)     (0.20)%       75.18%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                        13.27       15.33%       3,154     1.58%(9)       0.02%       88.95%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                        17.03       36.62%       3,939     1.56%(9)     (0.01)%       93.73%
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(4)                    14.92   (3.59)%(2)       3,591  1.58%(3)(9)  (0.26)%(3)    90.01%(2)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         12.15   (8.75)%(2)       4,021  1.72%(3)(9)  (0.27)%(3)    48.34%(2)
------------------------------------------------------------------------------------------------------------------------------------



(1)  Commencement of operations.
(2)  Not annualized.
(3)  Annualized.
(4) Effective in 2000, the Fund's fiscal year end was changed to October 31 from November 30.
(5) Without fees waived, ratios of net expenses to average net assets for the period ended April 30, 2001 and fiscal years ended October 31, 2000, 1999, 1998, 1997, 1996 would have been 0.71%, 0.68%, 0.68%, 0.69%, 0.70%, 0.73%, respectively.
(6) Without fees waived, ratios of net expenses to average net assets for the period ended April 30, 2001 and fiscal years ended October 31, 2000, 1999, 1998, 1997, 1996 would have been 1.22%, 1.21%, 1.20%, 1.21%, 1.21%, 1.23%, respectively.
(7) Without fees waived, ratios of net expenses to average net assets for the periods ended April 30, 2001 and October 31, 2000 would have been 1.48%, 1.49%, respectively.
(8) Without fees waived, ratios of net expenses to average net assets for the period ended April 30, 2001 and fiscal years ended October 31, 2000, 1999, 1998, 1997, 1996 would have been 2.35%, 2.11%, 2.10%, 2.16%, 2.50%, 2.61%, respectively.
(9) Without fees waived, ratios of net expenses to average net assets for the periods ended April 30, 2001 and October 31, 2000 and the fiscal years ended November 30, 1999, 1998, 1997, 1996 would have been 1.89%, 1.76%,
     1.75%, 1.75%, 1.75%, 1.75%, respectively.
(10) The total return calculation does not reflect the maximum sales charge of 5.50%.
(11) Net investment income (loss) per share represents net investment income
     (loss) divided by the average shares outstanding throughout the period.
(12) Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(13) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(14) Effective September 2, 1997, Hansberger Global Investors assumed the investment sub-advisory responsibilities of State Street Global Advisors.
(15) Includes distribution in excess of net investment income for the periods ended November 30, 1999, 1998, 1997 of $0.01, $0.07, $0.05 per share, respectively.

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

FINANCIAL HIGHLIGHTS
RETAIL A SHARES
EQUITY FUNDS


                                                             Income from Investment Operations            Less Distributions
                                                           -------------------------------------  ----------------------------------
                                                                       Net Realized
                                                   Net                and Unrealized   Total      Dividends Distributions
                                               Asset Value,    Net       Gains or       from      from Net       from
                                                Beginning   Investment  (Losses) on  Investment  Investment    Capital     Total
PER SHARE DATA                                  of Period     Income    Securities   Operations    Income       Gains  Distributions
------------------------------------------------------------------------------------------------------------------------------------
MIDCAP INDEX
------------------------------------------------------------------------------------------------------------------------------------
Nov. 4, 1999(1) through October 31, 2000           $10.00        $0.04       $2.56        $2.60     $(0.04)           $_   $(0.04)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         12.56         0.03      (0.40)       (0.37)      (0.03)       (1.06)    (1.09)
------------------------------------------------------------------------------------------------------------------------------------
MIDCAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1996                         41.40   (0.13)(13)        4.70         4.57           _       (4.59)    (4.59)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1997                         41.38   (0.20)(13)        8.44         8.24           _       (5.26)    (5.26)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1998                         44.36   (0.24)(12)      (2.07)       (2.31)           _       (4.46)    (4.46)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1999                         37.59   (0.08)(12)        0.60         0.52           _       (0.31)    (0.31)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         37.80   (0.18)(12)       17.80        17.62           _       (0.79)    (0.79)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         54.63   (0.02)(12)        2.06         2.04           _      (17.84)   (17.84)
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX
------------------------------------------------------------------------------------------------------------------------------------
December 30, 1998(1) through November 30, 1999      10.00            _        0.19         0.19      (0.01)            _    (0.01)
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(4)                    10.18       (0.01)        2.20         2.19  (0.00)(16)       (0.14)    (0.14)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         12.23            _      (0.13)       (0.13)           _       (1.05)    (1.05)
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1996                        13.44       (0.01)        1.03         1.02  (0.01)(15)       (1.05)    (1.06)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1997                        13.40       (0.05)        2.50         2.45           _       (0.82)    (0.82)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                        15.03       (0.06)      (1.89)       (1.95)           _   (1.22)(15)    (1.22)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                        11.86   (0.07)(12)        2.10         2.03           _       (0.05)    (0.05)
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(4)                    13.84   (0.10)(12)        4.13         4.03      (0.01)       (0.26)    (0.27)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         17.60        _(12)        0.37         0.37           _       (3.71)    (3.71)
------------------------------------------------------------------------------------------------------------------------------------
SCIENCE & TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
March 31, 2000(1) through October 31, 2000(4)       21.93       (0.07)      (2.43)       (2.50)           _            _         _
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         19.43       (0.05)      (9.46)       (9.51)           _            _         _
------------------------------------------------------------------------------------------------------------------------------------
MICROCAP
------------------------------------------------------------------------------------------------------------------------------------
Aug. 1, 1995(1) through June 30, 1996               10.00       (0.02)        6.10         6.08      (0.04)       (0.62)    (0.66)
------------------------------------------------------------------------------------------------------------------------------------
July 1, 1996 through Oct. 31, 1996                  15.42   (0.08)(13)        0.82         0.74           _            _         _
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1997                         16.16   (0.18)(13)        4.24         4.06           _       (2.75)    (2.75)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1998                         17.47   (0.25)(12)      (3.17)       (3.42)           _       (1.67)    (1.67)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1999                         12.38   (0.26)(13)        9.71         9.45           _       (0.03)    (0.03)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         21.80   (0.40)(12)       15.99        15.59           _       (6.13)    (6.13)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         31.26   (0.07)(12)      (2.06)       (2.13)           _       (9.00)    (9.00)
------------------------------------------------------------------------------------------------------------------------------------




                                                                                 Supplemental Data and Ratios
                                                                       -------------------------------------------------
                                                                                                Ratio of Net
                                                                        Net Assets, Ratio of Net Investment
                                                Net Asset                 End of      Expenses     Income     Portfolio
                                                Value, End    Total       Period     to Average  to Average    Turnover
PER SHARE DATA                                  of Period     Return      (000s)     Net Assets  Net Assets    Rate(14)
------------------------------------------------------------------------------------------------------------------------------------
MIDCAP INDEX
------------------------------------------------------------------------------------------------------------------------------------
Nov. 4, 1999(1) through October 31, 2000           $12.56    26.48%(2)      $1,918  0.75%(3)(5)    0.75%(3)    44.52%(2)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         11.10   (2.74)%(2)       3,392  0.62%(3)(5)    0.38%(3)    39.83%(2)
------------------------------------------------------------------------------------------------------------------------------------
MIDCAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1996                         41.38       12.27%     111,159     1.13%(6)     (0.35)%      103.34%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1997                         44.36       22.18%     147,396     1.12%(6)     (0.50)%       97.40%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1998                         37.59      (5.91)%     136,146     1.13%(6)     (0.57)%       77.39%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1999                         37.80        1.31%      95,758     1.19%(6)     (0.21)%      139.91%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         54.63       47.23%     108,326     1.20%(6)     (0.38)%      204.56%
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         34.71   (1.98)%(2)     103,612  1.20%(3)(6)  (0.13)%(3)    99.88%(2)
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX
------------------------------------------------------------------------------------------------------------------------------------
December 30, 1998(1) through November 30, 1999      10.18     1.86%(2)         134  1.00%(3)(7)  (0.15)%(3)    35.27%(2)
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(4)                    12.23    21.81%(2)         177  0.99%(3)(7)  (0.11)%(3)    31.54%(2)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         11.05   (0.51)%(2)         269  0.90%(3)(7)  (0.03)%(3)    35.07%(2)
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1996                        13.40        8.36%      13,889     1.26%(8)     (0.13)%       65.85%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1997                        15.03       19.45%      14,213     1.25%(8)     (0.29)%       80.23%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                        11.86     (14.19)%      11,601     1.25%(8)     (0.45)%       69.72%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                        13.84       17.21%       8,885     1.26%(8)     (0.57)%       72.08%
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(4)                    17.60    29.65%(2)       9,538  1.28%(3)(8)  (0.01)%(3)    91.35%(2)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         14.26     4.09%(2)      20,646  1.18%(3)(8)  (0.06)%(3)   119.84%(2)
------------------------------------------------------------------------------------------------------------------------------------
SCIENCE & TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
March 31, 2000(1) through October 31, 2000(4)_      19.43  (11.40)%(2)       1,944  1.64%(3)(9)  (1.47)%(3)       84.55%
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)          9.92  (48.94)%(2)       1,669  1.60%(3)(9)  (1.13)%(3)    90.00%(2)
------------------------------------------------------------------------------------------------------------------------------------
MICROCAP
------------------------------------------------------------------------------------------------------------------------------------
Aug. 1, 1995(1) through June 30, 1996               15.42    63.52%(2)       9,036 1.99%(3)(10)  (0.36)%(3)   283.67%(2)
------------------------------------------------------------------------------------------------------------------------------------
July 1, 1996 through Oct. 31, 1996                  16.16     4.80%(2)       9,273 1.97%(3)(10)  (1.69)%(3)    64.44%(2)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1997                         17.47       29.78%      16,793    1.95%(10)     (1.45)%      158.39%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1998                         12.38     (21.71)%      12,419    1.99%(10)     (1.63)%      135.61%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1999                         21.80       76.54%      21,988    2.01%(10)     (1.43)%      200.09%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         31.26       87.43%      43,031        1.96%     (1.31)%      178.77%
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         20.13   (6.46)%(2)      38,479 1.93%(3)(10)  (0.67)%(3)    70.10%(2)
------------------------------------------------------------------------------------------------------------------------------------



(1)   Commencement of operations.
(2)   Not annualized.
(3)   Annualized.
(4) Effective in 2000, the Fund's fiscal year end was changed to October 31 from November 30.
(5) Without fees waived, ratios of net expenses to average net assets for the periods ended April 30, 2001 and October 31, 2000 would have been 0.66%, 0.90%, respectively.
(6) Without fees waived, ratios of net expenses to average net assets for the period ended April 30, 2001 and fiscal years ended October 31, 2000, 1999, 1998, 1997, 1996 would have been 1.21%, 1.22%, 1.21%, 1.20%, 1.20%, 1.20%, respectively.
(7) Without fees waived, ratios of net expenses to average net assets for the periods ended April 30, 2001, October 31, 2000 and November 30, 1999 would have been 0.91%, 1.09%, 1.14%, respectively.
(8) Without fees waived, ratios of net expenses to average net assets for the periods ended April 30, 2001 and October 31, 2000 and the fiscal years ended November 30, 1999, 1998, 1997, 1996 would have been 1.19%, 1.39%,
     1.36%, 1.35%, 1.35%, 1.36%, respectively
(9) Without fees waived, ratios of net expenses to average net assets for the periods ended April 30, 2001 and October 31, 2000 would have been 1.81%, 1.73%, respectively.
(10) Without fees waived, ratios of net expenses to average net assets for the period ended April 30, 2001 and fiscal years ended October 31, 1999, 1998, 1997 and the periods ended October 31 and June 30, 1996 would have been 1.98%, 2.02%, 2.06%, 2.03%, 2.04%, 2.22%, respectively.
(11) The total return calculation does not reflect the maximum sales charge of 5.50%.
(12) Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(13) Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(14) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(15) Includes distribution in excess of net capital gains of $0.03 per share for the period ended November 30, 1998.
(16) Dividends from net investment income were less than $0.005 per share.

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

FINANCIAL HIGHLIGHTS
RETAIL B SHARES
EQUITY FUNDS

                                                             Income from Investment Operations            Less Distributions
                                                           -------------------------------------  ----------------------------------
                                                                       Net Realized
                                                   Net                and Unrealized   Total      Dividends Distributions
                                               Asset Value,    Net       Gains or       from      from Net       from
                                                Beginning   Investment  (Losses) on  Investment  Investment    Capital     Total
PER SHARE DATA                                  of Period     Income    Securities   Operations    Income       Gains  Distributions
------------------------------------------------------------------------------------------------------------------------------------
BALANCED INCOME
------------------------------------------------------------------------------------------------------------------------------------
March 1, 1999(1) through October 31, 1999          $10.87    $0.14(13)       $0.07        $0.21     $(0.12)           $_   $(0.12)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         10.96         0.21        0.65         0.86      (0.20)       (0.20)    (0.40)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         11.42         0.10      (0.53)       (0.43)      (0.09)       (0.05)    (0.14)
------------------------------------------------------------------------------------------------------------------------------------
BALANCED GROWTH
------------------------------------------------------------------------------------------------------------------------------------
March 1, 1999(1) through October 31, 1999           30.25     0.17(13)      (0.10)         0.07      (0.17)            _    (0.17)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         30.15         0.33        5.15         5.48      (0.34)       (1.67)    (2.01)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         33.62     0.17(13)      (2.28)       (2.11)      (0.18)       (5.03)    (5.21)
------------------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
March 1, 1999(1) through October 31, 1999           44.64     0.02(13)        1.40         1.42      (0.03)            _    (0.03)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         46.03   (0.22)(13)        5.21         4.99           _       (3.90)    (3.90)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         47.12   (0.07)(13)      (4.85)       (4.92)      (0.01)       (4.76)    (4.77)
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------------------
Feb. 27, 1997(1) through November 30, 1997          10.00         0.10        1.57         1.67  (0.12)(14)            _    (0.12)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                        11.55     0.11(13)        0.97         1.08      (0.11)       (2.29)    (2.40)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                        10.23         0.08      (0.19)       (0.11)      (0.08)       (2.23)    (2.31)
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(15)                    7.81         0.03        0.16         0.19      (0.04)       (1.11)    (1.15)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)          6.85         0.02        0.06         0.08      (0.01)       (0.38)    (0.39)
------------------------------------------------------------------------------------------------------------------------------------
RELATIVE VALUE
------------------------------------------------------------------------------------------------------------------------------------
March 31, 1998(1) through November 30, 1998         26.01         0.14        0.24         0.38      (0.11)            _    (0.11)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                        26.28         0.16        2.94         3.10      (0.18)       (0.11)    (0.29)
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(15)                   29.09         0.20      (0.30)       (0.10)      (0.21)            _    (0.21)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         28.78         0.02      (0.83)       (0.81)      (0.03)       (0.21)    (0.24)
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------------------
March 1, 1999(1) through October 31, 1999           83.72     0.08(13)        8.18         8.26      (0.26)            _    (0.26)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         91.72     0.05(13)        4.43         4.48      (0.16)       (2.08)    (2.24)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         93.96       (0.01)     (11.51)      (11.52)      (0.01)       (0.69)    (0.70)
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
March 1, 1999(1) through October 31, 1999           36.92   (0.29)(13)        1.15         0.86           _            _         _
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         37.78   (0.47)(13)        7.52         7.05           _       (2.03)    (2.03)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         42.80   (0.12)(13)      (7.12)       (7.24)           _       (4.88)    (4.88)
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1996                        12.70         0.17        3.12         3.29      (0.16)       (0.66)    (0.82)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1997                        15.17         0.19        2.97         3.16      (0.14)       (1.02)    (1.16)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                        17.17         0.02        3.32         3.34      (0.03)       (0.96)    (0.99)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                        19.52       (0.04)        4.88         4.84      (0.02)       (0.45)    (0.47)
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(15)                   23.89       (0.10)        2.13         2.03           _            _         _
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         25.92       (0.14)      (6.26)       (6.40)           _       (0.71)    (0.71)
------------------------------------------------------------------------------------------------------------------------------------




                                                                                 Supplemental Data and Ratios
                                                                       -------------------------------------------------
                                                                                                Ratio of Net
                                                                        Net Assets, Ratio of Net Investment
                                                Net Asset                 End of      Expenses     Income     Portfolio
                                                Value, End    Total       Period     to Average  to Average    Turnover
PER SHARE DATA                                  of Period     Return      (000s)     Net Assets  Net Assets    Rate(11)
------------------------------------------------------------------------------------------------------------------------------------
BALANCED INCOME
------------------------------------------------------------------------------------------------------------------------------------
March 1, 1999(1) through October 31, 1999          $10.96     1.97%(2)      $1,571  1.97%(3)(4)    1.90%(3)       48.46%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         11.42        8.07%       5,027     1.97%(4)       1.81%       82.13%
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited))        10.85   (3.76)%(2)       7,674  1.96%(3)(4)    1.91%(3)    30.02%(2)
------------------------------------------------------------------------------------------------------------------------------------
BALANCED GROWTH
------------------------------------------------------------------------------------------------------------------------------------
March 1, 1999(1) through October 31, 1999           30.15     0.25%(2)         630  1.97%(3)(5)    0.87%(3)       69.42%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000)                        33.62       18.77%       2,243     1.97%(5)       0.91%       78.63%
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         26.30   (6.70)%(2)       5,259  1.96%(3)(5)    1.31%(3)    28.32%(2)
------------------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
March 1, 1999(1) through October 31, 1999           46.03     3.19%(2)       1,550     1.94%(3)    0.05%(3)       62.20%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         47.12       11.69%       3,718    1.94%(16)     (0.44)%       89.36%
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         37.43  (11.20)%(2)      12,873 1.91%(3)(16)    0.36%(3)    30.30%(2)
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------------------
Feb. 27, 1997(1) through November 30, 1997          11.55    16.75%(2)         131  1.14%(3)(6)    1.53%(3)    48.33%(2)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                        10.23       10.98%         520     1.84%(6)       0.83%       98.32%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                         7.81      (0.85)%         766     1.98%(6)       0.89%       81.84%
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(15)                    6.85     3.08%(2)         650  2.09%(3)(6)    0.66%(3)    32.22%(2)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)          6.54     1.25%(2)         792  2.01%(3)(6)    0.33%(3)     6.14%(2)
------------------------------------------------------------------------------------------------------------------------------------
RELATIVE VALUE
------------------------------------------------------------------------------------------------------------------------------------
March 31, 1998(1) through November 30, 1998         26.28     1.50%(2)       7,847  1.04%(3)(7)    0.95%(3)    26.00%(2)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                        29.09       11.84%      14,278     1.30%(7)       0.57%       11.00%
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(15)                   28.78   (0.35)%(2)      15,537  1.36%(3)(7)    0.75%(3)     7.10%(2)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         27.73   (2.81)%(2)      14,387  1.87%(3)(7)    0.10%(3)     3.80%(2)
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------------------
March 1, 1999(1) through October 31, 1999           91.72     9.88%(2)       4,613  1.37%(3)(8)    0.13%(3)       13.95%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         93.96        4.83%      11,214     1.37%(8)       0.07%        6.46%
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         81.74  (12.31)%(2)      11,928  1.37%(3)(8)     (0.07)%     1.41%(2)
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
March 1, 1999(1) through October 31, 1999           37.78     2.33%(2)         722  1.96%(3)(9)  (1.17)%(3)       59.35%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         42.80       19.06%       1,483     1.95%(9)     (1.10)%       60.18%
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         30.68  (18.34)%(2)       3,447  1.92%(3)(9)  (0.77)%(3)    23.27%(2)
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1996                        15.17       27.34%      85,311    1.19%(10)       1.31%       96.00%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1997                        17.17       22.65%      45,025    1.09%(10)       0.86%       60.00%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                        19.52       20.76%      66,478    1.34%(10)       0.12%       48.00%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999)                       23.89       25.26%      90,468    1.36%(10)     (0.08)%       28.00%
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(15)                   25.92     8.50%(2)     100,689 1.38%(3)(10)  (0.40)%(3)    34.63%(2)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         18.81  (25.18)%(2)      66,341 2.02%(3)(10)  (1.13)%(3)    18.65%(2)
------------------------------------------------------------------------------------------------------------------------------------


(1)  Commencement of operations.
(2)  Not annualized.
(3)  Annualized.
(4) Without fees waived, ratios of net expenses to average net assets for the period ended April 30, 2001, the fiscal year ended October 31, 2000 and the period ended October 31, 1999 would have been 2.05%, 2.14%, 2.21%, respectively.
(5) Without fees waived, ratios of net expenses to average net assets for the period ended April 30, 2001, the fiscal year ended October 31, 2000 and the period ended October 31, 1999 would have been 2.01%, 2.03%, 2.03%, respectively.
(6) Without fees waived, ratios of net expenses to average net assets for the periods ended April 30, 2001 and October 31, 2000 and the fiscal years ended November 30, 1999, 1998 and the period ended November 30, 1997 would have been 2.20%, 2.19%, 2.08%, 2.08%, 2.07%, respectively.
(7) Without fees waived, the ratios of net expenses to average net assets for the periods ended April 30, 2001 and October 31, 2000, the fiscal year ended November 30, 1999 and the period ended November 30, 1998 would have been 1.89%, 1.46%, 1.46%, 1.24%, respectively.
(8) Without fees waived, ratios of net expenses to average net assets for the period ended April 30, 2001, the fiscal year ended October 31, 2000 and the period ended October 31, 1999 would have been 1.45%, 1.43%, 1.43%, respectively.
(9) Without fees waived, ratios of net expenses to average net assets for the period ended April 30, 2001, the fiscal year ended October 31, 2000 and the period ended October 31, 1999 would have been 1.93%, 1.96%, 1.97%, respectively.
(10) Without fees waived, ratios of net expenses to average net assets for the periods ended April 30, 2001 and October 31, 2000 and the fiscal years ended November 30, 1999, 1998, 1997, 1996 would have been 2.11%, 1.48%,
     1.52%, 1.54%, 1.29%, 1.39%, respectively.
(11) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(12) The total return calculation does not reflect the maximum deferred sales charge of 5.00%.
(13) Net investment income (loss) per share represents net investment income
     (loss) divided by the average shares outstanding throughout the period.
(14) Includes distribution in excess of net investment income of $0.02 per share.
(15) Effective in 2000, the Fund's fiscal year end was changed to October 31 from November 30.
(16) Without fees waived, ratios of net expenses to average net assets for the period ended April 30, 2001 and fiscal year ended October 31, 2000 would have been 1.91%, 1.95%, respectively.

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

FINANCIAL HIGHLIGHTS
RETAIL B SHARES
EQUITY FUNDS


                                                             Income from Investment Operations            Less Distributions
                                                           -------------------------------------  ----------------------------------
                                                                       Net Realized
                                                   Net                and Unrealized   Total      Dividends Distributions
                                               Asset Value,    Net       Gains or       from      from Net       from
                                                Beginning   Investment  (Losses) on  Investment  Investment    Capital     Total
PER SHARE DATA                                  of Period     Income    Securities   Operations    Income       Gains  Distributions
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE(11)
------------------------------------------------------------------------------------------------------------------------------------
March 1, 1999(1) through October 31, 1999          $14.71  $(0.10)(14)       $3.76        $3.66          $_           $_        $_
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         18.37   (0.07)(14)      (1.97)       (2.04)      (0.02)            _    (0.02)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         16.31       (0.10)      (0.55)       (0.65)           _            _         _
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1996                        10.71       (0.04)        1.23         1.19           _            _         _
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1997                        11.90       (0.09)        0.30         0.21  (0.03)(15)       (0.31)    (0.34)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                        11.77       (0.09)        1.74         1.65  (0.02)(15)       (0.43)    (0.45)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                        12.97       (0.10)        4.43         4.33      (0.01)       (0.75)    (0.76)
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(17)                   16.54   (0.11)(14)      (0.45)       (0.56)      (0.08)       (1.52)    (1.60)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         14.38   (0.06)(14)      (1.15)       (1.21)      (0.07)       (1.46)    (1.53)
------------------------------------------------------------------------------------------------------------------------------------
MIDCAP INDEX
------------------------------------------------------------------------------------------------------------------------------------
Nov. 4, 1999(1) through October 31, 2000            10.00   (0.01)(14)        2.56         2.55      (0.03)            _    (0.03)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         12.52       (0.02)      (0.40)       (0.42)           _       (1.06)   (1.06))
------------------------------------------------------------------------------------------------------------------------------------
MIDCAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
March 1, 1999(1) through October 31, 1999           37.57   (0.23)(14)        0.29         0.06           _            _         _
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         37.63   (0.53)(14)       17.66        17.13           _       (0.79)    (0.79)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         53.97       (0.05)      (2.18)       (2.23)           _      (17.84)   (17.84)
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX
------------------------------------------------------------------------------------------------------------------------------------
December 11, 2000(1) through
April 30, 2001 (unaudited)                          10.97   (0.01)(14)      (1.48)       (1.49)           _            _         _
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1996                        13.37       (0.07)        0.99         0.92           _       (1.05)    (1.05)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1997                        13.24       (0.13)        2.45         2.32           _       (0.82)    (0.82)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                        14.74       (0.14)      (1.85)       (1.99)           _   (1.22)(16)    (1.22)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                        11.53   (0.16)(14)        2.06         1.90           _       (0.05)    (0.05)
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(17)                   13.38       (0.13)        3.92         3.79           _       (0.27)    (0.27)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         16.90   (0.05)(14)        0.34         0.29           _       (3.71)    (3.71)
------------------------------------------------------------------------------------------------------------------------------------
SCIENCE & TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
Aug. 9, 1999(1) through November 30, 1999           10.00            _        4.52         4.52           _            _         _
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(17)                   14.52   (0.27)(14)        5.11         4.84           _            _         _
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         19.36       (0.11)      (9.40)       (9.51)           _            _         _
------------------------------------------------------------------------------------------------------------------------------------
MICROCAP
------------------------------------------------------------------------------------------------------------------------------------
March 1, 1999(1) through October 31, 1999           13.74   (0.30)(14)        8.25         7.95           _            _         _
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         21.69   (0.61)(14)       15.89        15.28           _       (6.13)    (6.13)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         30.84   (0.14)(14)      (2.05)       (2.19)           _       (9.00)    (9.00)
------------------------------------------------------------------------------------------------------------------------------------




                                                                                 Supplemental Data and Ratios
                                                                       -------------------------------------------------
                                                                                                Ratio of Net
                                                                        Net Assets, Ratio of Net Investment
                                                Net Asset                 End of      Expenses     Income     Portfolio
                                                Value, End    Total       Period     to Average  to Average    Turnover
PER SHARE DATA                                  of Period     Return      (000s)     Net Assets  Net Assets    Rate(12)
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE(11)
------------------------------------------------------------------------------------------------------------------------------------
March 1, 1999(1) through October 31, 1999          $18.37    24.88%(2)         $44  2.57%(3)(4)  (0.85)%(3)       45.50%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         16.31     (11.12)%         442     2.57%(4)     (0.68)%       75.46%
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         15.66   (3.99)%(2)         374  2.57%(3)(4)  (1.23)%(3)    29.68%(2)
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1996                        11.90       11.11%         437     2.14%(5)     (0.50)%       77.63%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1997                        11.77        1.82%         562     2.29%(5)     (0.91)%       75.18%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                        12.97       14.48%         624     2.28%(5)     (0.70)%       88.95%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                        16.54       35.65%         781     2.26%(5)     (0.71)%       93.73%
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(17)                   14.38   (4.22)%(2)         732  2.28%(3)(5)  (0.96)%(3)    90.01%(2)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         11.64   (9.13)%(2)         929  2.26%(3)(5)  (0.97)%(3)    48.34%(2)
------------------------------------------------------------------------------------------------------------------------------------
MIDCAP INDEX
------------------------------------------------------------------------------------------------------------------------------------
Nov. 4, 1999(1) through October 31, 2000            12.52    25.65%(2)         905  1.50%(3)(6)  (0.00)%(3)    44.52%(2)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         11.04   (3.15)%(2)       1,377  1.49%(3)(6)  (0.22)%(3)    39.83%(2)
------------------------------------------------------------------------------------------------------------------------------------
MIDCAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
March 1, 1999(1) through October 31, 1999           37.63     0.16%(2)         126  1.95%(3)(7)  (0.89)%(3)      139.91%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         53.97       46.13%         666     1.95%(7)     (1.13)%      204.56%
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         33.90   (3.05)%(2)       1,894  1.94%(3)(7)  (0.88)%(3)    99.88%(2)
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX
------------------------------------------------------------------------------------------------------------------------------------
December 11, 2000(1) through
April 30, 2001 (unaudited)                          11.03     0.56%(2)          42     1.63%(3)  (0.81)%(3)    35.07%(2)
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1996                        13.24        7.63%       1,272     1.96%(8)     (0.83)%       65.85%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1997                        14.74       18.62%       1,503     1.95%(8)     (0.99)%       80.23%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                        11.53     (14.79)%       1,286     1.95%(8)     (1.15)%       69.72%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                        13.38       16.57%       1,094     1.96%(8)     (1.27)%       72.08%
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(17)                   16.90    28.81%(2)       1,331  1.98%(3)(8)  (0.71)%(3)    91.35%(2)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         13.48     3.72%(2)       2,045  1.92%(3)(8)  (0.80)%(3)   119.84%(2)
------------------------------------------------------------------------------------------------------------------------------------
SCIENCE & TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
Aug. 9, 1999(1) through November 30, 1999_          14.52    45.20%(2)       1,345  1.94%(3)(9)  (1.19)%(3)    16.00%(2)
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(17)                   19.36    33.33%(2)      13,465  2.09%(3)(9)  (1.63)%(3)    84.55%(2)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)          9.85  (49.12)%(2)       7,360  2.31%(3)(9)  (1.83)%(3)    90.00%(2)
------------------------------------------------------------------------------------------------------------------------------------
MICROCAP
------------------------------------------------------------------------------------------------------------------------------------
March 1, 1999(1) through October 31, 1999           21.69    57.86%(2)         140     2.78%(3)  (2.36)%(3)      200.09%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         30.84       86.13%       2,136        2.71%     (2.06)%      178.77%
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         19.65   (6.85)%(2)       2,310 2.68%(3)(10)  (1.43)%(3)    70.10%(2)
------------------------------------------------------------------------------------------------------------------------------------


(1)  Commencement of operations.
(2)  Not annualized.
(3)  Annualized.
(4) Without fees waived, ratios of net expenses to average net assets for the period ended April 30, 2001, the fiscal year ended October 31, 2000 and the period ended October 31, 1999 would have been 3.10%, 2.86%, 2.85%, respectively.
(5) Without fees waived, ratios of net expenses to average net assets for the periods ended April 30, 2001 and October 31, 2000 and fiscal years ended November 30, 1999, 1998, 1997, 1996 would have been 2.40%, 2.46%, 2.45%,
     2.45%, 2.45%, 2.46%, respectively.
(6) Without fees waived, ratios of net expenses to average net assets for the periods ended April 30, 2001 and October 31, 2000 would have been 1.52%, 1.65%, respectively.
(7) Without fees waived, ratios of net expenses to average net assets for the period ended April 30, 2001, the fiscal year ended October 31, 2000 and the period ended October 31, 1999 would have been 1.95%, 1.97%, 1.97%, respectively.
(8) Without fees waived, ratios of net expenses to average net assets for the periods ended April 30, 2001 and October 31, 2000 and the fiscal years ended November 30, 1999, 1998, 1997, 1996 would have been 1.93%, 2.09%,
     2.06%, 2.05%, 2.05%, 2.05%, respectively.
 (9) Without fees waived, ratios of net expenses to average net assets for the periods ended April 30, 2001 and October 31, 2000 and the period ended November 30, 1999 would have been 2.52%, 2.19%, 2.09%, respectively.
(10) Without fees waived, the ratio of net expenses to average net assets for the period ended April 30, 2001 would have been 2.73%.
(11) Effective September 2, 1997, Hansberger Global Investors assumed the investment sub-advisory responsibilities of State Street Global Advisors.
(12) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(13) The total return calculation does not reflect the maximum deferred sales charge of 5.00%.
(14) Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(15) Includes distribution in excess of net investment income of $0.02 and $0.03 per share for the periods ended November 30, 1998 and 1997, respectively.
(16) Includes distribution in excess of net capital gains of $0.04 per share.
(17) Effective in 2000, the Fund's fiscal year end was changed to October 31 from November 30.

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS


FINANCIAL HIGHLIGHTS
Y SHARES
EQUITY FUNDS

                                                             Income from Investment Operations            Less Distributions
                                                           -------------------------------------  ----------------------------------
                                                                       Net Realized
                                                   Net                and Unrealized   Total      Dividends Distributions
                                               Asset Value,    Net       Gains or       from      from Net       from
                                                Beginning   Investment  (Losses) on  Investment  Investment    Capital     Total
PER SHARE DATA                                  of Period     Income    Securities   Operations    Income       Gains  Distributions
------------------------------------------------------------------------------------------------------------------------------------
BALANCED INCOME
------------------------------------------------------------------------------------------------------------------------------------
November 27, 2000(1) through
April 30, 2001 (unaudited)                         $11.12        $0.10     $(0.26)      $(0.16)     $(0.13)           $_   $(0.13)
------------------------------------------------------------------------------------------------------------------------------------
BALANCED GROWTH
------------------------------------------------------------------------------------------------------------------------------------
November 27, 2000(1) through
April 30, 2001 (unaudited)                          27.28         0.24      (1.00)       (0.76)      (0.27)            _    (0.27)
------------------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
November 27, 2000(1) through
April 30, 2001 (unaudited)                          40.56         0.06      (2.80)       (2.74)      (0.09)            _    (0.09)
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------------------
February 27, 1997(1) through November 30, 1997      10.00         0.19        1.56         1.75      (0.19)            _    (0.19)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                        11.56         0.18        0.98         1.16      (0.19)       (2.29)    (2.48)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                        10.24         0.14      (0.18)       (0.04)      (0.13)       (2.23)    (2.36)
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(13)                    7.84         0.07        0.16         0.23      (0.08)       (1.11)    (1.19)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)          6.88         0.05        0.06         0.11      (0.02)       (0.38)    (0.40)
------------------------------------------------------------------------------------------------------------------------------------
RELATIVE VALUE
------------------------------------------------------------------------------------------------------------------------------------
December 11, 2000(1) through
April 30, 2001 (unaudited)                          27.77         0.08        0.08         0.16      (0.11)            _    (0.11)
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------------------
November 27, 2000(1) through
April 30, 2001 (unaudited)                          87.80         0.23      (5.79)       (5.56)      (0.33)            _    (0.33)
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
November 27, 2000(1) through
April 30, 2001 (unaudited)                          35.53            _      (4.29)       (4.29)           _            _         _
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
December 11, 2000(1) through
April 30, 2001 (unaudited)                          23.84       (0.02)      (4.95)       (4.97)           _            _         _
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE
------------------------------------------------------------------------------------------------------------------------------------
December 11, 2000(1) through
April 30, 2001 (unaudited)                          16.75         0.01      (0.79)       (0.78)           _            _         _
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1996                        10.75         0.01        1.27         1.28           _            _         _
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1997                        12.03       (0.03)        0.33         0.30  (0.05)(15)       (0.31)    (0.36)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                        11.97            _        1.78         1.78  (0.07)(15)       (0.43)    (0.50)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                        13.25       (0.01)        4.55         4.54  (0.04)(15)       (0.75)    (0.79)
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(13)                   17.00   (0.03)(14)      (0.45)       (0.48)      (0.11)       (1.52)    (1.63)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         14.89   (0.05)(14)      (1.16)       (1.21)      (0.11)       (1.46)    (1.57)
------------------------------------------------------------------------------------------------------------------------------------




                                                                                 Supplemental Data and Ratios
                                                                       -------------------------------------------------
                                                                                                Ratio of Net
                                                                        Net Assets, Ratio of Net Investment
                                                Net Asset                 End of      Expenses     Income     Portfolio
                                                Value, End    Total       Period     to Average  to Average    Turnover
PER SHARE DATA                                  of Period     Return      (000s)     Net Assets  Net Assets    Rate(16)
------------------------------------------------------------------------------------------------------------------------------------
BALANCED INCOME
------------------------------------------------------------------------------------------------------------------------------------
November 27, 2000(1) through
April 30, 2001 (unaudited)                         $10.83   (1.41)%(2)        $288  1.22%(3)(4)    2.56%(3)    30.02%(2)
------------------------------------------------------------------------------------------------------------------------------------
BALANCED GROWTH
------------------------------------------------------------------------------------------------------------------------------------
November 27, 2000(1) through
April 30, 2001 (unaudited)                          26.25   (2.80)%(2)      39,834  1.20%(3)(5)    2.02%(3)    28.32%(2)
------------------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
November 27, 2000(1) through
April 30, 2001 (unaudited)                          37.73   (6.76)%(2)      55,548  1.16%(3)(6)    0.36%(3)    30.30%(2)
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------------------
February 27, 1997(1) through November 30, 1997      11.56    17.64%(2)           1  0.37%(3)(7)    2.34%(3)    48.33%(2)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                        10.24       11.82%          35     1.23%(7)       1.40%       98.32%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                         7.84        0.09%          95     1.28%(7)       1.58%       81.84%
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(13)                    6.88     3.67%(2)          98  1.39%(3)(7)    1.36%(3)    32.22%(2)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)          6.59     1.74%(2)          94  1.09%(3)(7)    1.16%(3)     6.14%(2)
------------------------------------------------------------------------------------------------------------------------------------
RELATIVE VALUE
------------------------------------------------------------------------------------------------------------------------------------
December 11, 2000(1) through
April 30, 2001 (unaudited)                          27.82     0.61%(2)       3,822     1.20%(3)    0.65%(3)     3.80%(2)
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------------------
November 27, 2000(1) through
April 30, 2001 (unaudited)                          81.91   (6.33)%(2)      35,263  0.61%(3)(8)    0.63%(3)     1.41%(2)
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
November 27, 2000(1) through
April 30, 2001 (unaudited)                          31.24  (18.01)%(2)       3,351  1.17%(3)(9)    0.00%(3)    23.27%(2)
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
December 11, 2000(1) through
April 30, 2001 (unaudited)                          18.87  (20.85)%(2)         756 1.39%(3)(10)  (0.55)%(3)    18.65%(2)
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE
------------------------------------------------------------------------------------------------------------------------------------
December 11, 2000(1) through
April 30, 2001 (unaudited)                          15.97   (5.45)%(2)          27 1.82%(3)(11)    0.43%(3)    29.68%(2)
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1996                        12.03       11.91%       6,059    1.44%(12)       0.16%       77.63%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1997                        11.97        2.59%       6,798    1.59%(12)     (0.21)%       75.18%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                        13.25       15.37%       8,058    1.58%(12)       0.01%       88.95%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                        17.00       36.61%      11,307    1.56%(12)       0.00%       93.73%
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(13)                   14.89   (3.59)%(2)      16,373 1.58%(3)(12)  (0.26)%(3)    90.01%(2)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         12.11   (8.84)%(2)      13,196 1.45%(3)(12)  (0.76)%(3)    48.34%(2)
------------------------------------------------------------------------------------------------------------------------------------

(1)  Commencement of operations.
(2)  Not annualized.
 (3) Annualized.
(4) Without fees waived, the ratio of net expenses to average net assets for the period ended April 30, 2001 would have been 1.32%.
 (5) Without fees waived, the ratio of net expenses to average net assets for the period ended April 30, 2001 would have been 1.24%.
 (6) Without fees waived, the ratio of net expenses to average net assets for the period ended April 30, 2001 would have been 1.16%.
 (7) Without fees waived, ratios of net expenses to average net assets for the periods ended April 30, 2001 and October 31, 2000, the fiscal years ended November 30, 1999, 1998 and the period ended November 30, 1997 would have been 1.19%, 1.49%, 1.38%, 1.32%, 1.60%, respectively.
(8) Without fees waived, the ratio of net expenses to average net assets for the period ended April 30, 2001 would have been 0.69%.
 (9) Without fees waived, the ratio of net expenses to average net assets for the period ended April 30, 2001 would have been 1.18%.
(10) Without fees waived, the ratio of net expenses to average net assets for the period ended April 30, 2001 would have been 1.48%.
(11) Without fees waived, the ratio of net expenses to average net assets for the period ended April 30, 2001 would have been 2.38%.
(12) Without fees waived, ratios of net expenses to average net assets for the periods ended April 30, 2001 and October 31, 2000 and the fiscal years ended November 30, 1999, 1998, 1997, 1996 would have been 1.60%, 1.76%,
     1.75%, 1.75%, 1.75%, 1.76%, respectively.
(13) Effective in 2000, the Fund's fiscal year end was changed to October 31 from November 30.
(14) Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(15) Includes distribution in excess of net investment income for the periods ended November 30, 1999, 1998, 1997 of $0.01, $0.07 and $0.02 per share, respectively.
(16) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

FINANCIAL HIGHLIGHTS
Y SHARES
EQUITY FUNDS

                                                             Income from Investment Operations            Less Distributions
                                                           -------------------------------------  ----------------------------------
                                                                       Net Realized
                                                   Net                and Unrealized   Total      Dividends Distributions
                                               Asset Value,    Net       Gains or       from      from Net       from
                                                Beginning   Investment  (Losses) on  Investment  Investment    Capital     Total
PER SHARE DATA                                  of Period     Income    Securities   Operations    Income       Gains  Distributions
------------------------------------------------------------------------------------------------------------------------------------
MIDCAP INDEX
------------------------------------------------------------------------------------------------------------------------------------
November 27, 2000(1) through
April 30, 2001 (unaudited)                         $11.02        $0.03       $0.08        $0.11     $(0.03)           $_   $(0.03)
------------------------------------------------------------------------------------------------------------------------------------
MIDCAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
December 11, 2000(1) through
April 30, 2001 (unaudited)                          34.99       (0.01)      (0.32)       (0.33)           _            _         _
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX
------------------------------------------------------------------------------------------------------------------------------------
December 30, 1998(1) through November 30, 1999      10.00            _        0.17         0.17           _            _        _
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(12)                   10.17       (0.01)        2.18         2.17      (0.01)       (0.14)    (0.15)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         12.19            _      (0.12)       (0.12)           _       (1.05)    (1.05)
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1996                        13.40       (0.01)        1.03         1.02  (0.01)(10)       (1.05)    (1.06)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1997                        13.36       (0.04)        2.48         2.44           _       (0.82)    (0.82)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                        14.98       (0.07)      (1.87)       (1.94)           _   (1.22)(10)    (1.22)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                        11.82    (0.07)(9)        2.10         2.03           _       (0.05)    (0.05)
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(12)                   13.80    (0.01)(9)        4.03         4.02      (0.01)       (0.26)    (0.27)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         17.55      0.01(9)        0.38         0.39           _       (3.71)    (3.71)
------------------------------------------------------------------------------------------------------------------------------------
SCIENCE & TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
December 11, 2000(1) through
April 30, 2001 (unaudited)                          17.10       (0.03)      (7.15)       (7.18)           _            _         _
------------------------------------------------------------------------------------------------------------------------------------
MICROCAP
------------------------------------------------------------------------------------------------------------------------------------
December 11, 2000(1) through
April 30, 2001 (unaudited)                          19.63       (0.06)        0.56         0.50           _            _         _
------------------------------------------------------------------------------------------------------------------------------------



                                                                                 Supplemental Data and Ratios
                                                                       -------------------------------------------------
                                                                                                Ratio of Net
                                                                        Net Assets, Ratio of Net Investment
                                                Net Asset                 End of      Expenses     Income     Portfolio
                                                Value, End    Total       Period     to Average  to Average    Turnover
PER SHARE DATA                                  of Period     Return      (000s)     Net Assets  Net Assets    Rate(11)
------------------------------------------------------------------------------------------------------------------------------------
MIDCAP INDEX
------------------------------------------------------------------------------------------------------------------------------------
November 27, 2000(1) through
April 30, 2001 (unaudited)                         $11.10     0.56%(2)      $1,018  0.75%(3)(4)    0.54%(3)    39.83%(2)
------------------------------------------------------------------------------------------------------------------------------------
MIDCAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
December 11, 2000(1) through
April 30, 2001 (unaudited)                          34.66   (3.05)%(2)         327 1.19%(3)(13)  (0.15)%(3)    99.88%(2)
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX
------------------------------------------------------------------------------------------------------------------------------------
December 30, 1998(1) through November 30, 1999      10.17     1.74%(2)      14,955  0.92%(3)(5)  (0.06)%(3)    35.27%(2)
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(12)                   12.19    21.54%(2)      18,057  0.99%(3)(5)  (0.11)%(3)    31.54%(2)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         11.02   (0.45)%(2)      17,808  0.85%(3)(5)           _    35.07%(2)
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1996                        13.36        8.39%      30,081     1.26%(6)     (0.13)%       65.85%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1997                        14.98       19.41%      34,395     1.25%(6)     (0.29)%       80.23%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                        11.82     (14.17)%      25,037     1.25%(6)     (0.45)%       69.72%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                        13.80       17.27%       2,448     1.26%(6)     (0.59)%       72.08%
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(12)                   17.55    29.67%(2)       4,442  1.28%(3)(6)  (0.01)%(3)    91.35%(2)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         14.23     4.25%(2)       4,282  1.04%(3)(6)    0.05%(3)   119.84%(2)
------------------------------------------------------------------------------------------------------------------------------------
SCIENCE & TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
December 11, 2000(1) through
April 30, 2001 (unaudited)                           9.92  (41.99)%(2)          16  1.56%(3)(7)  (1.10)%(3)    83.97%(2)
------------------------------------------------------------------------------------------------------------------------------------
MICROCAP
------------------------------------------------------------------------------------------------------------------------------------
December 11, 2000(1) through
April 30, 2001 (unaudited)                          20.13     2.55%(2)          14  1.93%(3)(8)  (1.00)%(3)    57.97%(2)
------------------------------------------------------------------------------------------------------------------------------------


(1)  Commencement of operations.
(2)  Not annualized.
(3)  Annualized.
 (4) Without fees waived, the ratio of net expenses to average net assets for the period ended April 30, 2001 would have been 0.77%.
(5) Without fees waived, ratios of net expenses to average net assets for the periods ended April 30, 2001, October 31, 2000 and November 30, 1999 would have been 0.88%, 1.09%, 1.12%, respectively.
 (6) Without fees waived, ratios of net expenses to average net assets for the periods ended April 30, 2001 and October 31, 2000 and the fiscal years ended November 30, 1999, 1998, 1997, 1996 would have been 1.11%, 1.39%,
     1.36%, 1.35%, 1.35%, 1.36%, respectively.
(7) Without fees waived, the ratio of net expenses to average net assets for the period ended April 30, 2001 would have been 1.79%.
(8) Without fees waived, the ratio of net expenses to average net assets for the period ended April 30, 2001 would have been 1.98%.
(9)  Net investment income (loss) per share represents net investment income
     (loss) divided by the average shares outstanding throughout the period.
(10) Includes distribution in excess of net investment income of $0.01 per share for the period ended November 30, 1996. Includes distribution in excess of net capital gains of $0.03 per share for the period ended November 30, 1998.
(11) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(12) Effective in 2000, the Fund's fiscal year end was changed to October 31 from November 30.
(13) Without fees waived, the ratio of net expenses to average net assets for the period ended April 30, 2001 would have been 1.20%.

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)


       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  COMMON STOCKS  47.7%
                  AUTOS & TRUCKS  0.3%
         18,600   Ford Motor Company                                     $548
                                                                  -----------
                  BANKING  2.7%
         17,000   Bank of New York Company, Inc.                          853
          7,200   Fifth Third Bancorp                                     387
         17,700   J.P. Morgan Chase & Co.                                 849
         19,200   Mellon Financial Corporation                            786
          6,900   Northern Trust Corporation                              449
         27,100   Wells Fargo Company, Inc.                             1,273
                                                                  -----------
                                                                        4,597
                                                                  -----------
                  COMPUTERS _ HARDWARE  1.2%
         19,000   Dell Computer Corporation*                              499
          6,600   International Business Machines Corporation             760
         46,200   Sun Microsystems, Inc.*                                 791
                                                                  -----------
                                                                        2,050
                                                                  -----------
                  COMPUTERS _ NETWORKING  0.2%
         19,200   Cisco Systems, Inc.*                                    326
                                                                  -----------

                  COMPUTERS _ PERIPHERALS  0.2%
          9,400   EMC Corporation*                                        372
                                                                  -----------

                  COMPUTERS _ SOFTWARE  1.3%
          7,500   Adobe Systems, Inc.                                     337
         20,675   Microsoft Corporation*                                1,401
         11,000   Oracle Corporation                                      178
          4,800   VERITAS Software Corporation*                           286
                                                                  -----------
                                                                        2,202
                                                                  -----------
                  COMPUTER SERVICES  1.1%
         15,000   Automatic Data Processing, Inc.                         814
         20,000   Sungard Data Systems, Inc.*                           1,105
                                                                  -----------
                                                                        1,919
                                                                  -----------
                  CHEMICALS  1.6%
         27,300   Ecolab, Inc.                                          1,033
         12,750   Millipore Corporation                                   731
         20,300   Praxair, Inc.                                           961
                                                                  -----------
                                                                        2,725
                                                                  -----------
                  COMMUNICATIONS & MEDIA  2.0%
         23,850   AOL Time Warner, Inc.*                                1,204
          5,800   Clear Channel Communications, Inc.                      324
         12,500   Comcast Corporation, Special Class A*                   549
         21,100   Interpublic Group of Companies, Inc.                    716
          9,633   Viacom, Inc.*                                           502
                                                                  -----------
                                                                        3,295
                                                                  -----------


       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------


                  CONSUMER PRODUCTS  0.3%
          8,950   Avery Dennison Corporation                             $502
                                                                  -----------

                  COSMETICS & SOAP  0.7%
         13,600   Kimberly-Clark Corporation                              808
          5,300   Procter & Gamble Company                                318
                                                                  -----------
                                                                        1,126
                                                                  -----------
                  DRUGS\ MEDICAL SUPPLIES  3.7%
         15,300   American Home Products Corporation                      884
         16,900   Bristol-Myers Squibb Company                            946
          7,900   Eli Lilly & Company                                     672
          5,700   Johnson & Johnson                                       550
         14,300   Merck & Co., Inc.                                     1,086
         27,275   Pfizer, Inc.                                          1,181
         18,925   Pharmacia Corporation - ACES                            874
                                                                  -----------
                                                                        6,193
                                                                  -----------
                  ELECTRICAL EQUIPMENT  1.5%
          9,600   Flextronics International Ltd.*                         258
         44,800   General Electric Company                              2,174
                                                                  -----------
                                                                        2,432
                                                                  -----------
                  ELECTRIC UTILITIES  0.8%
         10,800   Constellation Energy Group                              516
         17,000   Duke Power Company                                      795
                                                                  -----------
                                                                        1,311
                                                                  -----------
                  ELECTRONICS _ SEMICONDUCTORS  1.5%
         37,500   Intel Corporation                                     1,159
          8,800   Micron Technology, Inc.                                 399
         25,300   Texas Instruments, Inc.                                 979
                                                                  -----------
                                                                        2,537
                                                                  -----------
                  ENERGY  0.2%
          4,700   Dynegy, Inc.                                            272
          2,100   Reliant Resources, Inc.                                  63
                                                                  -----------
                                                                          335
                                                                  -----------
                  ENTERTAINMENT & LEISURE  0.6%
         40,300   Carnival Corporation                                  1,068
                  FINANCIAL SERVICES  4.7%                        -----------
         12,200   Alliance Capital Management L.P.                        562
         18,600   American Express Company                                789
         48,889   Citigroup, Inc.                                       2,403
         17,800   Freddie Mac                                           1,171
          9,800   Legg Mason, Inc.                                        469
         11,900   Marsh & McLennan Companies, Inc.                      1,148
         15,700   Merrill Lynch & Company, Inc.                           969
          6,900   Morgan Stanley Dean Witter & Company                    433
                                                                  -----------
                                                                        7,944
                                                                  -----------

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)


       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  FOOD, BEVERAGES & TOBACCO  2.2%
         21,300   Anheuser-Busch Companies, Inc.                         $852
          4,200   Coca-Cola Company                                       194
         20,800   PepsiCo, Inc.                                           911
         18,000   Philip Morris Companies, Inc.                           902
         31,000   Sysco Corporation                                       872
                                                                  -----------
                                                                        3,731
                                                                  -----------
                  HEALTH CARE SERVICES & SUPPLIES  1.2%
         11,200   Baxter International, Inc.                            1,021
         24,200   Columbia/HCA Healthcare Corporation                     937
                                                                  -----------
                                                                        1,958
                                                                  -----------
                  INSURANCE  2.2%
         17,762   Ambac Financial Group, Inc.                             956
         18,000   American International Group, Inc.                    1,472
          9,400   Chubb Corporation                                       627
         10,900   MGIC Investment Corporation                             708
                                                                  -----------
                                                                        3,763
                                                                  -----------
                  MULTI-INDUSTRY  1.0%
         32,300   Tyco International, Ltd.                              1,724
                                                                  -----------

                  NATURAL GAS  0.5%
          7,200   Enron Corporation                                       452
         10,600   Williams Companies, Inc. (The)                          447
                                                                  -----------
                                                                          899
                                                                  -----------
                  OIL _ DOMESTIC  1.1%
         10,200   Phillips Petroleum Company                              608
         39,800   USX Corporation - Marathon Group, Inc.                1,272
                                                                  -----------
                                                                        1,880
                                                                  -----------
                  OIL _ INTERNATIONAL  1.7%
          2,000   Chevron Corporation                                     193
         31,588   Exxon Mobil Corporation                               2,799
                                                                  -----------
                                                                        2,992
                                                                  -----------
                  OIL _ SERVICES & EQUIPMENT  2.3%
          9,700   Apache Corporation                                      620
         15,500   Exelon Corporation                                    1,070
         24,200   Global Marine, Inc.*                                    696
         12,000   Nabors Industries, Inc.*                                715
         11,650   Schlumberger Limited                                    772
                                                                  -----------
                                                                        3,873
                                                                  -----------
                  PRINTING & PUBLISHING  1.2%
         32,000   McGraw-Hill, Inc.                                     2,073
                                                                  -----------


       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  REAL ESTATE INVESTMENT TRUSTS (REIT'S)  0.7%
         26,175   AMB Property Corporation                               $652
         12,000   Boston Properties, Inc.                                 474
                                                                  -----------
                                                                        1,126
                                                                  -----------
                  RETAIL  3.8%
         14,600   Costco Wholesale Corporation*                           510
         14,335   Gap, Inc.                                               397
         15,800   Home Depot, Inc. (The)                                  744
          5,200   Kohl's Corporation*                                     318
         29,900   Safeway, Inc.*                                        1,624
         23,300   Target Corporation                                      896
         24,900   Walgreen Company                                      1,065
         16,700   Wal-Mart Stores, Inc.                                   864
                                                                  -----------
                                                                        6,418
                                                                  -----------
                  SEMICONDUCTOR EQUIPMENT  0.4%
         11,700   Applied Materials, Inc.*                                639
                                                                  -----------

                  TELECOMMUNICATIONS EQUIPMENT  0.8%
          6,800   Corning, Incorporated                                   149
          9,620   JDS Uniphase Corporation*                               206
         15,700   Nokia Corp. - ADR                                       537
         30,600   Nortel Networks Corporation                             468
                                                                  -----------
                                                                        1,360
                                                                  -----------
                  TELECOMMUNICATIONS SERVICE  3.6%
          9,200   ALLTEL Corporation                                      502
         16,900   Broadwing, Inc.*                                        419
         17,400   Qwest Communications International, Inc.*               712
         44,419   SBC Communications, Inc.                              1,832
          3,700   Sprint Corp. (PCS Group)*                                95
         34,132   Verizon Communications                                1,880
          8,717   Williams Communications Group, Inc.*                     39
         33,225   WorldCom, Inc.*                                         606
                                                                  -----------
                                                                        6,085
                                                                  -----------

                  TRANSPORTATION  0.3%
          8,500   United Parcel Service, Inc.                             488
                                                                  -----------

                  WASTE MANAGEMENT  0.1%
          6,000   Waste Management, Inc.                                  146
                                                                  -----------

                  Total Common Stocks (Cost $70,984)                   80,637
                                                                  -----------

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  PREFERRED STOCKS  0.3%
                  NATURAL GAS  0.2%
         10,000   Enron Corporation, 7.00%. 7/31/02
                     (convertible to Enron Oil & Gas
                     Company, common stock)                              $407
                                                                  -----------

                  NETWORKING  0.1%
                  Ciena Corporation,
            120      3.75%, 2/01/08 (convertible to Ciena Corp.
                     common stock)                                        104
                                                                  -----------

                  Total Preferred Stocks (Cost $298)                      511
                                                                  -----------

Principal Amount
 (in thousands)
 --------------

                  LONG-TERM INVESTMENTS 47.3%
                  ASSET-BACKED SECURITIES  1.4%
                  AUTO LOAN RECEIVABLES  0.4%
                  Banc One Auto Grantor Trust,
            $21      Series 1997-A, Class A, 6.27%, 11/20/03               21
                  Chase Manhattan Auto Owner Trust,
            198      Series 1997-B, Class A5, 6.60%, 3/15/02              199
                  Honda Auto Lease Trust,
            500      Series 1999-A, Class A5, 6.65%, 7/15/05              509
                                                                  -----------
                                                                          729
                                                                  -----------
                  CREDIT CARD RECEIVABLES  0.4%
                  Citibank Credit Card Master Trust I, Principal Only,
            800      Series 1997-6, Class A, 0.00%, 8/15/06               665
                                                                  -----------

                  HOME EQUITY LOAN RECEIVABLES  0.6%
                  Contimortgage Home Equity Loan Trust,
            458      Series 1997-3, Class A9, 7.12%, 8/15/28              467
                  GE Capital Mortgage Services, Inc.,
            200      Series 1996-HE1, Class A4, 7.30%, 2/25/25            205
                  Green Tree Home Equity Loan Trust,
            268      Series 1997-B, Class A6, 7.12%, 4/15/27              275
                                                                  -----------
                                                                          947
                                                                  -----------
                  CORPORATE BONDS  12.4%
                  ABN Amro Bank Guarantee,
            250      7.25%, 5/31/05                                       261
                  Air 2 US,
            100      10.127%, 10/01/20                                    107
                  Allstate Corporation Senior Notes,
            500      7.20%, 12/01/09                                      517
                  American West Airlines Pass-Thru Certificates,
            110      8.54%, 1/02/06 (Acquired 9/14/99, Cost $100)**       113
                  Associates Corporation of North America Senior Notes,
            150      7.50%, 4/15/02                                       154



   Principal Amount                                               Market Value
    (in thousands)                                               (in thousands)
   ----------------                                              --------------

                  CORPORATE BONDS  12.4% (CONT.)
                  AT&T Capital Corp. Company Guarantee:
           $200      6.25%, 5/15/01                                      $200
            250      7.90%, 8/05/06                                       264
                  Bank of America Notes,
            500      7.875%, 5/16/05                                      536
                  Bank of New York Subordinated Notes,
            150      7.875%, 11/15/02                                     157
                  Bank of Oklahoma Subordinated Notes,
            300      7.125%, 8/15/07                                      294
                  Bank One Corporation Notes,
            250      6.875%, 8/01/06                                      257
                  BankAmerica Corporation Subordinated Notes,
            185      9.20%, 5/15/03                                       198
                  BankBoston Corporation Subordinated Notes,
            200      6.625%, 2/01/04                                      205
                  Bankers Trust Corporation Subordinated Notes,
            200      7.50%, 11/15/15                                      205
                  Barclays North American Capital Corp. Debentures,
            300      9.75%, 5/15/21                                       315
                  Bear Stearns Companies Inc. (The) Senior Notes,
            250      6.45%, 8/01/02                                       254
                  CE Generations LLC,
            390      7.416%, 12/15/18                                     376
                  Chevron Capital USA, Inc. Company Guarantee,
            250      7.45%, 8/15/04                                       252
                  Citicorp Subordinated Notes,
            100      9.50%, 2/01/02                                       103
                  Citigroup Inc., Senior Notes,
          1,000      9.50%, 3/01/02                                     1,040
                  Conectiv, Inc. Medium Term Notes,
            225      6.73%, 6/01/06                                       230
                  Continental Airlines Inc. Pass-Thru Certificates,
            167      6.80%, 7/02/07                                       168
                  Continental Cablevision, Inc. Debentures,
            100      9.50%, 8/01/13                                       108
                  Corning Inc. Notes,
            260      0.00%, 11/08/15                                      154
                  Donaldson, Lufkin & Jenrette Senior Notes,
            200      5.875%, 4/01/02                                      202
                  Dow Chemical Pass-Thru-Certificates,
             47      7.60%, 1/02/02                                        47
                  Duty Free International, Inc. Notes,
            250      7.00%, 1/15/04                                       252
                  Dynegy, Inc. Senior Notes,
            200      7.45%, 7/15/06                                       206
                  Enron Corporation Notes:
            500      6.40%, 7/15/04                                       497
             50      7.625%, 9/10/04                                       52
                  Ensearch Corporation Notes,
            500      6.25%, 1/01/03                                       506
                  Federal Express Corporation Notes,
            180      9.65%, 6/15/12                                       211

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)


   Principal Amount                                               Market Value
    (in thousands)                                               (in thousands)
   ----------------                                              --------------

                     CORPORATE BONDS  12.4% (CONT.)
                  Ford Motor Company Debentures,
           $250      6.375%, 2/01/29                                     $212
                  Ford Motor Credit Company Notes,
            200      6.11%, 12/28/01                                      202
                  FPL Group Capital, Inc. Guaranteed Notes,
            150      7.625%, 9/15/06                                      159
                  Fred Meyer, Inc. Guaranteed Notes,
            500      7.45%, 3/01/08                                       516
                  Goldman Sachs Group Notes,
            400      6.25%, 2/01/03 (Acquired 6/30/99, Cost $393)**       405
                  Hartford Financial Services,
            205      6.375%, 11/01/08                                     204
                  Household Finance Corp. Notes,
          1,000      8.00%, 5/09/05                                     1,066
                  International Lease Finance Corp. Notes,
            250      8.375%, 12/15/04                                     270
                  J.C. Penney Company, Inc. Debentures,
            150      8.25%, 8/15/22                                        98
                  Lehman Brothers Holdings, Inc. Notes,
          1,000      6.50%, 10/01/02                                    1,017
                  Lehman Brothers, Inc. Senior Notes,
            150      8.75%, 5/15/02                                       156
                  Lehman Brothers, Inc. Medium Term Notes,
            375      7.50%, 9/01/06                                       388
                  Marlin Water Trust Senior Notes,
             97      7.09%, 12/15/01 (Acquired 12/9/98, Cost $97)**        98
                  May Department Stores Company Guaranteed Notes,
          1,000      7.90%, 10/15/07                                    1,078
                  Merrill Lynch & Co., Inc. Notes:
            225      8.30%, 11/01/02                                      236
            200      6.25%, 10/15/08                                      196
                  Midlantic Corporation Subordinated Notes,
            240      9.20%, 8/01/01                                       243
                  Morgan Stanley, Dean Witter & Company
                  Subordinated Notes,
            500      5.625%, 1/20/04                                      500
                  Morgan Stanley Group Debentures,
            300      8.875%, 10/15/01                                     306
                  National Westminster Bank Debentures,
            300      9.375%, 11/15/03                                     328
                  Oneok, Inc. Notes,
            125      7.75%, 8/15/06                                       131
                  Paine Webber Group, Inc. Subordinated Notes,
            200      7.75%, 9/01/02                                       208
                  PP&L Capital Funding Inc. Guaranteed Notes,
            500      8.375%, 6/15/07                                      523
                  Principal Financial Group Senior Notes,
            400      8.20%, 8/15/09 (Acquired 8/18/99, Cost $399)**       428
                  PSI Energy Debentures,
            150      7.85%, 10/15/07                                      150




   Principal Amount                                               Market Value
    (in thousands)                                               (in thousands)
   ----------------                                              --------------

                  CORPORATE BONDS  12.4% (CONT.)
                  Salomon, Inc. Notes:
           $409      7.50%, 2/01/03                                      $425
            277      7.00%, 6/15/03                                       286
                  Standard Federal Bancorp Medium Term Notes,
            250      7.75%, 7/17/06                                       268
                  TRW, Inc. Notes,
          1,000      8.75%, 5/15/06                                     1,062
                  Union Pacific Corp. Notes,
            580      6.00%, 9/01/03                                       580
                  Washington Mutual, Inc. Notes,
            250      7.50%, 8/15/06                                       261
                  Westdeutsche Landesbank Subordinated Notes:
            400      6.75%, 6/15/05                                       405
            200      6.05%, 1/15/09                                       192
                                                                  -----------
                                                                       21,038
                                                                  -----------
                  INTERNATIONAL/YANKEE (U.S. $DENOMINATED) 1.8%
                  British Telecom PLC Notes,
            150      8.125%, 12/15/10                                     157
                  Ford Capital BV Debentures:
            200      9.375%, 5/15/01                                      200
            150      9.50%, 6/01/10                                       167
                  France Telecom Notes,
            150      Series 144A, 7.75%, 3/01/11                          152
                  Household Netherlands BV Company Guarantee,
            125      6.20%, 12/01/03                                      126
                  Korea Development Bank Bonds,
            230      7.125%, 9/17/01                                      231
                  Metronet Communicationas Corp. Senior Notes,
            300      9.95%, 6/15/08                                       245
                  Norsk Hydro A/S Debentures,
             50      9.00%, 4/15/12                                        58
                  Stagecoach Holdings PLC Notes,
            200      8.625%, 11/15/09                                     187
                  Trans-Canada Pipelines Subordinated Debentures,
          1,000      9.125%, 4/20/06                                    1,088
                  Wharf Capital International Ltd. Notes,
             50      7.625%, 3/13/07                                       51
                  Zurich Capital Trust, Company Guarantee,
            365      Series 144A, 8.376%, 6/01/37                         364
                                                                  -----------
                                                                        3,026
                                                                  -----------

                  U.S. GOVERNMENT AGENCY-BACKED MORTGAGE ISSUES 12.2%
                  Federal Farm Credit Bank, Medium Term Notes,
            500      5.75%, 9/01/05                                       505
                  Federal Home Loan Bank (FHLB):
          2,000      6.00%, 8/15/02                                     2,039
          1,000      6.875%, 8/15/03                                    1,044
                  Federal Home Loan Mortgage Corporation (FHLMC):
          2,000      5.75%, 4/15/08                                     1,995
            921      5.50%, 3/01/13, Gold Pool #E00546                    899
          3,488      5.50%, 3/01/16, Gold Pool #E00960                  3,392

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)


   Principal Amount                                               Market Value
    (in thousands)                                               (in thousands)
   ----------------                                              --------------

                  U.S. GOVERNMENT AGENCY-BACKED
                  MORTGAGE ISSUES 12.2% (CONT.)
                     Real Estate Mortgage Investment Conduit (REMIC),
            $36      Series 1201, Class E, 7.40%, 12/15/21                $37
                  Fannie Mae (FNMA):
          2,000      6.75%, 8/15/02                                     2,057
          1,000      5.125%, 2/13/04                                    1,006
            500      6.50%, 8/15/04                                       520
            250      7.125%, 2/15/05                                      266
            500      5.25%, 1/15/09                                       481
          1,000      6.375%, 6/15/09                                    1,029
          2,958      6.00%, 3/01/16, Pool #535791                       2,937
                  Fannie Mae (FNMA):
            500      Medium Term Notes, 6.40%, 9/27/05                    520
            250      Medium Term Notes, 6.93%, 9/17/12                    258
                     Real Estate Mortgage Investment Conduit (REMIC):
             34      Series 1989-2, Class D, 8.80%, 1/25/19                36
            212      Series 1990-63, Class H, 9.50%, 6/25/20              227
             38      Series 1990-89, Class K, 6.50%, 7/25/20               38
            750      Series 1993-210, Class PK, 6.50%, 4/25/23            755
            333      Series 1996-21, Class PK, 6.00%, 2/25/11             331
                  Ginnie Mae (GNMA),
            235      7.50%, 6/15/27, Pool #447728                         241
                     Real Estate Mortgage Investment Conduit (REMIC),
             52      Series 3, Class F, 6.50%, 6/17/20                     52
                                                                  -----------
                                                                       20,665
                                                                  -----------

                  U.S. TREASURY OBLIGATIONS 19.5%
                  U.S. Treasury Bonds,
          1,750      11.625%, 11/15/02                                  1,939
                  U.S. Treasury Notes:
          5,000      7.25%, 8/15/04                                     5,381
            750      7.00%, 7/15/06                                       818
          1,000      6.625%, 5/15/07                                    1,078
          3,250      6.00%, 8/15/09                                     3,389
                  U.S. Treasury Strips, Principal Only:
         22,280      0.00%, 11/15/04                                   18,746
          2,000      0.00%, 8/15/05                                     1,615
                                                                  -----------
                                                                       32,966
                                                                  -----------

                  Total Long-Term Investments (Cost $77,471)           80,036
                                                                  -----------

       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  SHORT-TERM INVESTMENTS  4.4%
                  INVESTMENT COMPANIES 4.4%
          6,510   First American Prime Obligations Fund                $6,510
            850   Lindner Government Money Market Fund                    850
                                                                  -----------

                  Total Short-Term Investments (Cost $7,360)            7,360
                                                                  -----------

                  Total Investments (Cost $156,113)  99.7%            168,544
                                                                  -----------

                  Other Assets, less Liabilities  0.3%                    472
                                                                  -----------

                  TOTAL NET ASSETS  100.0%                           $169,016
                                                                   ==========

                   *Non-income producing
                  **Unregistered Security

                  ADR - American Depository Receipt

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

BALANCED GROWTH FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  COMMON STOCKS  58.1%
                  AEROSPACE & DEFENSE  0.5%
            950   Atlantic Coast Airlines Holdings, Inc.*                 $23
         14,700   General Dynamics Corporation                          1,133
          4,400   Triumph Group, Inc.*                                    185
                                                                   ----------
                                                                        1,341
                                                                   ----------

                  AGRICULTURAL OPERATIONS  0.1%
          8,000   Delta and Pine Land Company                             191
                                                                   ----------

                  AIR TRANSPORTATION  0.4%
          6,200   AirTran Holdings, Inc.*                                  58
          3,600   Frontier Airlines, Inc.*                                 54
          1,800   SkyWest, Inc.                                            48
         52,750   Southwest Airlines Company                              961
                                                                   ----------
                                                                        1,121
                                                                   ----------

                  AUTOS & TRUCKS  0.0%
          2,000   BorgWarner, Inc.                                         89
                                                                   ----------

                  BANKING  2.6%
          7,800   Banknorth Group, Inc.                                   154
         20,800   Citigroup, Inc.                                       1,022
          4,700   Cullen/Frost Bankers, Inc.                              150
          4,700   Dime Bancorp, Inc.                                      157
          6,900   Dime Bancorp, Inc. warrants +                             2
         11,200   East West Bancorp                                       232
         30,250   Fifth Third Bancorp                                   1,626
          2,300   First Tennessee National Corporation                     75
            700   Investors Financial Services Corp.                       50
          8,400   J.P. Morgan Chase & Co.                                 403
          3,300   M&T Bank Corporation                                    236
          4,600   Marshall & Ilsley Corporation                           232
          3,300   Mercantile Bankshares Corporation                       124
          3,405   National Commerce Bancorporation                         85
          8,600   North Fork Bancorporation, Inc.                         228
          3,700   Silicon Valley Bancshares                                93
          2,200   Southwest Bancorporation of Texas, Inc.*                 74
          8,900   State Street Corporation                                924
          1,700   TCF Financial Corporation                                65
          4,600   Trustmark Corporation                                    96
         13,900   Wells Fargo & Company                                   653
            900   Wilmington Trust Corporation                             52
          2,675   Zions Bancorporation                                    143
                                                                   ----------
                                                                        6,876
                                                                   ----------

                  BATTERIES  0.2%
         27,800   Rayovac Corporation*                                    578
                                                                   ----------

                  BUILDING & HOUSING  0.0%
          3,600   Granite Construction, Inc.                               92
                                                                   ----------


       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  BUSINESS SERVICES  2.4%
         35,100   Acxiom Corporation*                                    $532
          2,200   Administaff, Inc.*                                       53
          2,300   ADVO, Inc.                                               75
         10,300   Affiliated Computer Services, Inc.*                     742
          1,800   Catalina Marketing Corporation*                          63
         11,400   Computer Sciences Corporation*                          406
         10,600   DiamondCluster International, Inc.*                     202
         27,477   First Data Corporation                                1,853
          7,000   Manpower, Inc.                                          226
         14,800   Sabre Group Holdings, Inc.*                             738
          7,100   Steiner Leisure Ltd.*                                    99
         24,000   SunGard Data Systems, Inc.                            1,326
          3,100   Trex Company, Inc.*                                      88
                                                                   ----------
                                                                        6,403
                                                                   ----------

                  CHEMICALS  0.3%
          3,800   Cabot Corporation                                       124
          4,400   Ferro Corporation                                        92
          1,500   OM Group, Inc.                                           82
         13,800   Praxair, Inc.                                           653
                                                                   ----------
                                                                          951
                                                                   ----------

                  COMMERCIAL SERVICES  0.0%
          1,300   Plexus Corp.*                                            40
          1,900   Quanta Services, Inc.*                                   49
          2,300   TeleTech Holdings, Inc.*                                 16
                                                                   ----------
                                                                          105
                                                                   ----------

                  COMMUNICATIONS & MEDIA  3.6%
         56,500   Charter Communications, Inc.*                         1,210
         11,700   Clear Channel Communications*                           653
          3,500   Cox Radio, Inc.*                                         90
          4,700   Entercom Communications Corp.*                          214
          1,600   Fox Entertainment Group, Inc.*                           37
         46,800   Interpublic Group of Companies, Inc.                  1,589
          1,500   Macrovision Corporation                                  86
         21,500   Omnicom Group, Inc.                                   1,889
         18,900   Radio One, Inc.*                                        327
         44,400   USA Networks, Inc.*                                   1,112
         21,400   ValueVision International, Inc., Class A*               380
         19,713   Viacom, Inc., Class B*                                1,026
         33,000   Walt Disney Company (The)                               998
                                                                   ----------
                                                                        9,611
                                                                   ----------

                  COMPUTERS  1.0%
         67,900   Compaq Computer Corporation                           1,188
          2,200   Diebold, Inc.                                            72
         21,200   EMC Corporation*                                        839
          4,100   Quantum Corporation - DLT & Storage Systems*             47
         16,800   Read-Rite Corporation*                                   93
         18,000   Sun Microsystems, Inc.*                                 308
          1,300   Synopsys, Inc.*                                          75
                                                                   ----------
                                                                        2,622
                                                                   ----------

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

BALANCED GROWTH FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  COMPUTER SERVICES  0.2%
          2,500   BISYS Group, Inc.* (The)                               $120
          7,900   Cadence Design Systems, Inc.*                           164
          3,825   DST Systems, Inc.*                                      188
          5,300   Inforte Corporation*                                     54
          3,100   Intranet Solutions, Inc.*                               103
                                                                   ----------
                                                                          629
                                                                   ----------

                  DATA PROCESSING  0.1%
          1,800   ChoicePoint, Inc.*                                       67
          3,600   SEI Investments Company                                 144
                                                                   ----------
                                                                          211
                                                                   ----------

                  DISTRIBUTION  0.0%
          1,600   Tech Data Corporation*                                   56
                                                                   ----------

                  DRUGS  5.8%
         15,000   Alza Corporation*                                       686
          2,000   AmeriSource Health Corporation                          108
          1,500   Andrx Group*                                             89
         17,800   Bergen Brunswig Corporation                             326
         39,384   Bristol-Myers Squibb Company                          2,206
          2,100   Cephalon, Inc.*                                         134
         25,800   Eli Lilly & Company                                   2,193
          2,200   Gilead Sciences, Inc.*                                  108
          5,000   IDEC Pharmaceuticals Corporation*                       246
          2,500   Intermune Pharmaceuticals, Inc.*                         77
          8,400   IVAX Corporation                                        336
         10,050   King Pharmaceuticals, Inc.*                             423
         36,900   Merck & Co., Inc.                                     2,803
          3,800   Noven Pharmaceuticals, Inc.*                             82
         45,600   Pfizer, Inc.                                          1,974
         25,600   Pharmacia Corporation                                 1,338
         22,100   PRAECIS Pharmaceuticals, Inc.*                          485
         28,500   Serono SA*                                              587
          2,000   Shire Pharmaceuticals Group PLC - ADR*                  100
          5,800   Titan Pharmaceuticals, Inc.*                            204
         18,200   Watson Pharmaceuticals, Inc.*                           906
         12,400   XOMA, Ltd.*                                             139
                                                                   ----------
                                                                       15,550
                                                                   ----------

                  ELECTRONIC COMPONENTS & SEMICONDUCTORS  4.4%
         19,800   Analog Devices, Inc.*                                   937
          9,216   Applied Materials, Inc.*                                503
         22,300   Applied Micro Circuits Corporation*                     580
          3,000   Arrow Electronics, Inc.                                  84
         16,200   Atmel Corporation*                                      225
         10,600   Benchmark Electronics, Inc.*                            270
          4,700   Broadcom Corporation*                                   195
          5,600   Camtek Ltd.*                                             26
          3,200   Cirrus Logic, Inc.*                                      52
          2,700   Credence Systems Corporation*                            64


       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------
                  ELECTRONIC COMPONENTS &
                  SEMICONDUCTORS  4.4% (CONT.)
          9,800   Cree, Inc.*                                            $211
          2,900   Coherent, Inc.*                                         115
          5,000   Cypress Semiconductor Corporation*                      113
          2,300   DSP Group, Inc.*                                         50
          6,300   Entegris, Inc.*                                          58
         21,700   Exar Corporation*                                       631
         14,100   Flextronics International Ltd.*                         379
          2,400   Gentex Corporation*                                      65
          2,300   Integrated Circuit Systems, Inc.*                        39
          4,500   Integrated Device Technology, Inc.*                     176
         47,700   Intel Corporation                                     1,474
          2,000   International Rectifier Corporation*                    111
         11,700   IXYS Corporation*                                       203
         10,500   KLA-Tencor Corporation*                                 577
          1,300   Lattice Semiconductor Corporation                        32
          7,000   Linear Technology Corporation                           336
          4,300   Marvel Technology Group, Ltd.*                          108
          1,500   Micrel, Inc.*                                            51
          3,300   Microchip Technology, Inc.*                              95
         12,900   Micron Technology, Inc.                                 585
         25,512   Molex, Inc. - Class A                                   809
          1,400   NVIDIA Corporation*                                     117
          9,700   PMC - Sierra, Inc.*                                     404
          4,400   Phototronics, Inc.*                                     127
         15,800   Sanmina Corporation*                                    461
          4,200   SCI Systems, Inc.*                                      107
          1,400   Semtech Corporation*                                     40
          1,700   Silicon Valley Group, Inc.*                              54
          2,100   Technitrol, Inc.                                         64
         13,120   Texas Instruments, Inc.                                 508
          8,500   TranSwitch Corporation*                                 147
          7,600   TriQuint Semiconductor, Inc.*                           221
          1,600   Ultratech Stepper, Inc.*                                 47
          7,400   Xilinx, Inc.*                                           351
                                                                   ----------
                                                                       11,802
                                                                   ----------

                  ENERGY  0.1%
          2,400   Dynegy, Inc.                                            139
          4,700   Reliant Resources, Inc.                                 141
          1,900   UtiliCorp United, Inc.                                   67
                                                                   ----------
                                                                          347
                                                                   ----------

                  ENTERTAINMENT & LEISURE  1.0%
          2,400   Activision, Inc.*                                        65
          1,500   Anchor Gaming*                                           82
         16,700   AOL Time Warner, Inc.*                                  843
          7,400   Bally Total Fitness Holding Corporation*                203
          5,000   Callaway Golf Company                                   121
         45,900   Carnival Corporation                                  1,216
         11,900   Park Place Entertainment Corporation*                   132
                                                                   ----------
                                                                        2,662
                                                                   ----------


                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

BALANCED GROWTH FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  FINANCIAL SERVICES  2.6%
          1,600   A.G. Edwards, Inc.                                      $65
         16,400   American Express Company                                696
         37,800   Charles Schwab Corporation (The)                        748
          6,000   Charter One Financial, Inc.*                            176
          1,850   Concord EFS, Inc.*                                       86
         29,600   E*Trade Group, Inc.*                                    279
          9,300   Fannie Mae                                              746
          6,800   Federated Investors, Inc.                               198
         17,900   Freddie Mac                                           1,178
          1,300   Legg Mason, Inc.                                         62
         45,342   MBNA Corporation                                      1,616
         13,700   Morgan Stanley Dean Witter & Company                    860
          5,400   Stilwell Financial, Inc.                                159
            900   Waddell & Reed Financial, Inc.                           27
                                                                   ----------
                                                                        6,896
                                                                   ----------

                  FOOD, BEVERAGES & TOBACCO  1.8%
         21,900   Anheuser-Busch Companies, Inc.                          876
         15,000   Coca-Cola Company (The)                                 693
          3,450   Constellation Brands, Inc.*                             225
          5,500   PepsiAmericas, Inc.                                      82
         35,800   PepsiCo, Inc.                                         1,568
          3,700   Performance Food Group Company*                         200
         15,500   Philip Morris Companies, Inc.*                          777
         18,954   SYSCO Corporation                                       533
                                                                   ----------
                                                                        4,954
                                                                   ----------

                  HEALTH CARE SERVICES & SUPPLIES  1.2%
         17,287   Cardinal Health, Inc.                                 1,165
          5,200   Coventry Health Care, Inc.*                             107
          6,400   Express Scripts, Inc.*                                  543
         18,153   Health Management Associates, Inc. - Class A*           325
          1,200   Lincare Holdings, Inc.*                                  60
         29,000   Omnicare, Inc.                                          644
          3,800   Patterson Dental Company*                               116
          1,500   Renal Care Group, Inc.*                                  43
          1,800   Respironics, Inc.*                                       57
          2,300   Universal Health Services, Inc.                         206
                                                                   ----------
                                                                        3,266
                                                                   ----------

                  INSURANCE  4.1%
         41,200   AFLAC, Inc.                                           1,310
          5,600   Ambac Financial Group, Inc.                             301
         37,732   American International Group,  Inc.                   3,086
         23,400   American Financial Group, Inc.                          622
         30,700   Arthur J. Gallagher & Company                           774
         10,100   Chubb Corporation (The)                                 674
          5,800   CIGNA Corporation                                       619
          5,500   Everest Re Group, Ltd.                                  351
         18,300   Fidelity National Financial, Inc.                       428
          3,600   First American Corporation                               72
          5,100   Harleysville Group, Inc.                                138


       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  INSURANCE  4.1% (CONT.)
         11,000   Hartford Financial Services Group, Inc.                $683
          2,700   ING Groep N.V. - ADR                                    186
         19,600   MGIC Investment Corporation                           1,274
          6,525   Old Republic International Corporation                  189
          2,250   PMI Group, Inc. (The)                                   145
          2,000   Protective Life Corporation                              60
          2,900   Renaissance Re Holdings, Ltd.                           185
                                                                   ----------
                                                                       11,097
                                                                   ----------

                  INTERNET PRODUCTS & SERVICES  0.2%
          2,400   CheckFree Corp.*                                         96
         15,000   Digitas, Inc.*                                           67
            300   EDGAR Online, Inc.*                                       0
          2,400   GTECH Holdings Corporation*                              78
          4,000   PurchasePro.com, Inc.*                                   11
          2,000   RSA Security, Inc.*                                      64
          8,300   Secure Computing Corporation*                           119
                                                                   ----------
                                                                          435
                                                                   ----------
                  MANUFACTURING  0.6%
          2,700   Armor Holdings, Inc.*                                    45
          4,800   Capstone Turbine Corporation*                           141
         29,788   General Electric Company                              1,445
          6,700   Packaging Corp. of America*                              95
                                                                   ----------
                                                                        1,726
                                                                   ----------

                  MEDICAL  2.5%
         10,400   Amgen, Inc.*                                            636
         25,550   Baxter International, Inc.                            2,329
          3,100   Genzyme Corporation*                                    343
         17,000   Johnson & Johnson                                     1,640
            500   Laboratory Corporation*                                  71
          5,400   Millennium Pharmaceuticals, Inc.*                       198
          5,000   Mylan Laboratories Inc.                                 134
         11,400   Polymedia Corporation*                                  310
          1,900   Protein Design Labs, Inc.*                              122
          1,200   Quest Diagnostics, Inc.*                                148
         17,200   Tenet Healthcare Corporation*                           768
          2,300   Trigon Healthcare, Inc.*                                138
                                                                   ----------
                                                                        6,837
                                                                   ----------

                  MEDICAL INSTRUMENTS  0.8%
          2,600   Apogent Technologies, Inc.*                              60
         37,200   Boston Scientific Corporation                           591
          7,475   DENTSPLY International, Inc.                            293
          5,800   Edwards Lifesciences Corporation*                       126
         14,400   Medtronic, Inc.                                         642
          6,966   Sybron International Corporation*                       139
          2,100   Varian Medical Systems, Inc.*                           145
          2,000   Waters Corporation*                                     104
                                                                   ----------
                                                                        2,100
                                                                   ----------

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

BALANCED GROWTH FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  METALS & MINERALS  0.0%
          2,200   Stillwater Mining Company*                              $67
                                                                   ----------

                  MULTI-INDUSTRY  1.2%
          9,000   GSI Lumonics, Inc.*                                      93
          8,900   Kaydon Corporation                                      228
          6,600   Mettler-Toledo International, Inc.*                     292
         47,200   Tyco International, Ltd.                              2,519
                                                                   ----------
                                                                        3,132
                                                                   ----------

                  NATURAL GAS  1.0%
         15,500   El Paso Corporation                                   1,066
         17,700   Enron Corporation                                     1,110
          4,200   Equitable Resources, Inc.                               336
          2,800   Questar Corporation                                      90
                                                                   ----------
                                                                        2,602
                                                                   ----------

                  NETWORKING PRODUCTS  0.5%
          7,300   Aeroflex, Inc.*                                         109
            800   Black Box Corporation*                                   48
         34,500   Cisco Systems, Inc.*                                    586
         22,100   Extreme Networks, Inc.*                                 727
                                                                   ----------
                                                                        1,470
                  OIL & GAS - DOMESTIC  2.9%                       ----------
         31,500   Apache Corporation                                    2,015
         15,500   Burlington Resources, Inc.                              732
         12,400   Energy Partners, Ltd.*                                  134
         23,900   EOG Resources, Inc.                                   1,107
          7,500   Exxon Mobil Corporation                                 665
          2,400   Louis Dreyfus Natural Gas Corp.*                         91
          2,600   Newfield Exploration Company*                            93
         23,500   Phillips Petroleum Company                            1,401
         20,100   Texaco, Inc.                                          1,453
                                                                   ----------
                                                                        7,691
                                                                   ----------

                  OIL & GAS _ INTERNATIONAL  0.0%
         11,400   Gulf Canada Resources Limited*                           65
                                                                   ----------

                  OIL & GAS SERVICES  2.0%
         18,800   Baker Hughes, Inc.                                      739
          1,100   BJ Services Company*                                     90
         10,100   Cal Dive International, Inc.*                           283
         21,400   ENSCO International, Inc.                               832
          6,400   Global Marine Inc.*                                     184
          3,900   Hanover Compressor Company*                             142
          2,900   Horizon Offshore, Inc.*                                  70
          1,100   National Fuel Gas Company                                62
         11,400   National-Oilwell, Inc.*                                 451
          3,200   Pogo Producing Company                                   95
         11,600   Precision Drilling Corporation*                         490
          9,900   Pride International, Inc.*                              264


       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  OIL & GAS SERVICES  2.0% (CONT.)
         17,900   Schlumberger Ltd.*                                   $1,187
            600   Smith International, Inc.*                               49
          3,300   Talisman Energy Inc.*                                   134
         10,700   Varco International, Inc.*                              250
          1,000   Weatherford International, Inc.*                         58
                                                                   ----------
                                                                        5,380
                                                                   ----------

                  PRINTING &  PUBLISHING  0.2%
          1,625   Readers Digest Association, Inc.                         45
          8,400   Scholastic Corporation*                                 351
                                                                   ----------
                                                                          396
                                                                   ----------

                  RESTAURANTS  0.2%
          2,300   Brinker International, Inc.*                             66
          5,875   CEC Entertainment, Inc.*                                301
          2,700   Dardeen Restaurants, Inc.                                74
                                                                   ----------
                                                                          441
                                                                   ----------

                  RETAIL  4.0%
         10,100   Abercrombie & Fitch Company*                            336
          3,700   AFC Enterprises, Inc.*                                   88
          5,200   American Eagle Outfitters, Inc.*                        194
          3,400   Best Buy Co., Inc.*                                     187
          2,500   BJ's Wholesale Club*                                    113
         18,800   Family Dollar Stores                                    480
         18,550   Home Depot, Inc.                                        874
         20,900   Kohl's Corporation*                                   1,276
          8,500   Linens 'n Things, Inc.*                                 230
         11,820   Lowe's Companies, Inc.                                  745
          5,300   Men's Wearhouse, Inc.* (The)                            135
         45,800   Safeway, Inc.*                                        2,487
          7,700   Tweeter Home Entertainment Group, Inc.*                 192
          3,000   Ultimate Electronics, Inc.*                              75
         30,700   Walgreen Company*                                     1,313
         37,841   Wal-Mart Stores, Inc.                                 1,958
                                                                   ----------
                                                                       10,683
                                                                   ----------

                  RETAIL _ COMPUTERS  0.1%
          2,500   CDW Computer Centers, Inc.*                             101
                                                                   ----------

                  SAVINGS & LOAN  0.1%
          2,400   Astoria Financial Corporation                           139
          3,100   Independence Community Bank Corp.                        57
                                                                   ----------
                                                                          196
                                                                   ----------

                  SCHOOLS  0.2%
          1,200   Apollo Group, Inc.*                                      37
          5,800   Career Education Corporation*                           292
          2,800   Corinthian Colleges, Inc.*                              115
          8,000   Edison Schools, Inc.*                                   154
                                                                   ----------
                                                                          598
                                                                   ----------

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

BALANCED GROWTH FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  SOFTWARE  2.3%
         10,400   Adobe Systems, Inc.                                    $467
          7,700   BEA Systems, Inc.*                                      315
         12,850   Check Point Software Technologies, Ltd.*                806
          7,300   Dendrite International, Inc.*                            88
          8,600   Electronic Arts, Inc.*                                  487
          2,900   Macromedia, Inc.*                                        66
          3,100   Mentor Graphics Corporation*                             82
         32,330   Microsoft Corporation*                                2,190
         13,300   Network Associates, Inc.*                               303
         12,800   Oracle Corporation*                                     207
         11,500   Rational Software Corporation*                          278
          2,700   Symantec Corporation*                                   175
          2,500   THQ, Inc.*                                               95
         10,025   VERITAS Software Corporation*                           598
          2,300   Wind River Systems, Inc.*                                65
                                                                   ----------
                                                                        6,222
                                                                   ----------

                  TELECOMMUNICATIONS  1.1%
          5,850   AirGate PCS, Inc.*                                      232
          7,800   ALLTEL Corporation                                      426
         15,300   Broadwing, Inc.*                                        380
         19,500   Nextel Communications, Inc.*                            317
          6,548   Voicestream Wireless Corporation*                       688
         51,586   WorldCom, Inc*                                          941
                                                                   ----------
                                                                        2,984
                                                                   ----------

                  TELECOMMUNICATIONS EQUIPMENT  2.7%
          1,500   Alpha Industries, Inc.                                   37
          1,700   Anaren Microwave, Inc.*                                  29
         14,500   CIENA Corporation*                                      798
         12,000   Comverse Technology, Inc.*                              822
         35,000   Corning, Inc.                                           769
          2,600   Harris Corporation                                       75
         21,000   JDS Uniphase Corporation*                               449
         14,700   Juniper Networks, Inc.*                                 868
          2,400   Newport Corporation                                      91
         36,500   Nortel Networks Corporation                             558
          2,100   ONI Systems Corp.*                                       75
         11,700   Polycom, Inc.*                                          272
          7,700   Powerwave Technologies, Inc.*                           140
         15,300   QUALCOMM, Inc.*                                         878
          4,300   RF Micro Devices, Inc.*                                 126
         10,800   Scientific-Atlanta, Inc.                                623
         80,600   Telefonaktiebolaget LM Ericsson, Class B - ADR          518
                                                                   ----------
                                                                        7,128
                                                                   ----------


       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  TELECOMMUNICATIONS SERVICES  0.8%
         25,400   Asia Global Crossing Ltd.*                             $159
         50,200   Global Crossing Ltd.*                                   629
         26,000   Qwest Communications International, Inc.*             1,063
         15,300   SpeechWorks International, Inc.*                        197
         25,900   XO Communications, Inc.*                                102
                                                                   ----------
                                                                        2,150
                                                                   ----------

                  TEXTILES AND APPAREL  0.2%
         20,700   Gymboree Corporation*                                   145
          9,300   Jones Apparel Group, Inc.*                              370
          1,300   Timberland Company*                                      64
                                                                   ----------
                                                                          579
                                                                   ----------

                  TRANSPORTATION  0.5%
          1,000   Forward Air Corporation                                  34
         27,300   Harley-Davidson, Inc.                                 1,258
                                                                   ----------
                                                                        1,292
                                                                   ----------

                  UTILITIES  1.6%
         12,600   AES Corporation*                                        601
          3,200   AGL Resources, Inc.                                      73
          3,100   American Water Works Company                             96
          6,500   Calpine Corporation*                                    370
         20,800   Constellation Energy Group                              993
          2,400   DPL, Inc                                                 74
          3,700   Energy East Corporation                                  75
         12,000   Exelon Corporation                                      829
          3,700   Kansas City Power & Light Company                        97
          2,200   NiSource, Inc.                                           65
          4,500   Northeast Utilities, Inc.                                80
          1,700   NSTAR                                                    69
         13,400   Orion Power Holdings, Inc.*                             431
          1,400   Public Service Company of New Mexico                     51
          3,500   SCANA Corporation                                        98
          4,600   TECO Energy, Inc.                                       147
                                                                   ----------
                                                                        4,149
                                                                   ----------

                  Total Common Stocks (Cost $128,630)                 155,874
                                                                   ----------

                  EXCHANGE TRADED FUNDS  0.1%
          2,800   Consumer Staples Select Sector SPDR Fund                 71
          2,200   S&P SmallCap 600 Index Fund, I Shares                   240
                                                                   ----------

                  Total Exchange Traded Funds (Cost $314)                 311
                                                                   ----------

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

BALANCED GROWTH FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

  Principal Amount                                              Market Value
   (in thousands)                                              (in thousands)
   ---------------                                             --------------

                  LONG-TERM INVESTMENTS  38.3%
                  ASSET-BACKED SECURITIES  1.1%
                  CREDIT CARD RECEIVABLES  0.1%
                  Citibank Credit Card Master Trust, Principal Only,
           $200       Series 1997-6, 0.00%, 8/15/06                      $166
                                                                   ----------

                  HOME EQUITY LOAN RECEIVABLES  1.0%
                  Contimortgage Home Equity Loan Trust,
            700       Series 1997-5, Class A5, 6.63%, 12/15/20            714
                  Merrill Lynch Mortgage Investors, Inc.,
          1,099       Series 1998-C1, Class A1, 6.31%, 11/15/26         1,107
                  Saxon Asset Securities Trust,
            825       Series 1997-1, Class AF5, 7.325%, 1/25/12           846
                                                                   ----------
                                                                        2,667
                                                                   ----------

                  CORPORATE BONDS 14.8%
                  ABN AMRO Bank Guarantee,
          1,000       7.25%, 5/31/05                                    1,045
                  Air 2 US,
            400       10.127%, 10/01/20                                   428
                  America West Airlines Pass-Thru Certificates:
            329       8.54%, 1/02/06 (Acquired 9/14/99, Cost $376)**      338
            634       7.93%, 1/02/19 (Acquired 9/14/99, Cost $653)**      666
                  Associates Corp. NA Debentures,
          2,500       7.95%, 2/15/10                                    2,685
                  Atlantic Richfield Co. Debentures,
            300       8.50%, 4/01/12                                      349
                  BankAmerica Corporation Subordinated Notes,
            350       7.75%, 7/15/02                                      362
                  BankBoston Corporation Subordinated Notes,
            725       6.625%, 2/01/04                                     742
                  Bank One Corporation Notes,
            300       6.875%, 8/01/06                                     308
                  Bankers Trust Corporation Subordinated Debentures,
          1,275       8.125%, 5/15/02                                   1,320
                  Barclays American Corp. Debentures,
            250       9.75%, 5/15/21                                      262
                  CE Generations LLC,
            584       7.416%, 12/15/18                                    565
                  CIT Group, Inc. Senior Notes,
            950       5.57%, 12/08/03                                     942
                  Commonwealth Edison Debentures,
            900       9.875%, 6/15/20                                     999
                  Compass Bancshares, Inc. Subordinated Notes,
            400       8.375%, 9/15/04                                     426
                  Continental Cablevision, Inc. Debentures:
            350       8.875%, 9/15/05                                     381
            900       9.50%, 8/01/13                                      973
                  Donaldson, Lufkin & Jenrette Senior Notes:
          1,000       6.00%, 12/01/01                                   1,009
            800       6.875%, 11/01/05                                    823
                  Dresdner Bank New York Subordinated Debentures,
            800       7.25%, 9/15/15                                      820


  Principal Amount                                              Market Value
   (in thousands)                                              (in thousands)
   ---------------                                             --------------

                  CORPORATE BONDS 14.8% (CONT.)
                  Duty Free International, Inc. Notes,
           $975      7.00%, 1/15/04                                      $985
                  Dynegy, Inc. Senior Notes,
          1,000      7.45%, 7/15/06                                     1,029
                  Federal Express Corporation Notes,
            500      9.65%, 6/15/12                                       587
                  First Bank System Subordinated Notes,
            975      6.625%, 5/15/03                                      999
                  First Union National Bank Subordinated Notes,
          1,000      7.875%, 2/15/10                                    1,075
                  Ford Motor Credit Company Notes,
          1,000      6.70%, 7/16/04                                     1,019
                  General Motors Bonds,
            750      6.75%, 5/01/28                                       678
                  Georgia Pacific Corporation Debentures:
            300      9.50%, 12/01/11                                      313
            300      9.875%, 11/01/21                                     299
            100      9.50%, 5/15/22                                        97
                  Goldman Sachs Group Notes,
          1,500      6.25%, 2/01/03 (Acquired 2/01/96; Cost $1,496)**   1,519
                  Heller Financial, Inc. Notes,
            170      8.00%, 6/15/05                                       181
                  J.C. Penney Company, Inc. Debentures:
            625      9.75%, 6/15/21                                       432
            500      8.25%, 8/15/22                                       326
                  Keycorp Subordinated Notes,
            730      8.00%, 7/01/04                                       772
                  Lehman Brothers Holdings, Inc. Notes:
            200      8.75%, 5/15/02                                       207
            500      7.8%, 7/07/05                                        521
            500      8.5%, 8/01/15                                        540
                  Marlin Water Trust Senior Notes,
            677      7.09%, 12/15/01 (Acquired 12/9/98, Cost $680)**      682
                  May Department Stores Company (The) Debentures,
            300      9.875%, 6/15/21                                      315
                  Merrill Lynch & Co. Notes:
          1,100      7.15%, 7/30/12                                     1,085
            925      6.875%, 11/15/18                                     895
                  NCNB Corporation Subordinated Notes,
            750      10.20%, 7/15/15                                      900
                  News America Holdings, Inc., Debentures,
            300      10.125%, 10/15/12                                    325
                  Norwest Financial, Inc. Senior Notes,
          1,200      6.625%, 7/15/04                                    1,237
                  Paine Webber Group, Inc. Notes:
            500      7.875%, 2/15/03                                      524
            500      8.875%, 3/15/05                                      553
                  PSI Energy, Inc. Debentures,
            600      7.85%, 10/15/07                                      601
                  Rochester Telephone Debentures,
            400      9.00%, 8/15/21                                       388

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

BALANCED GROWTH FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

  Principal Amount                                              Market Value
   (in thousands)                                              (in thousands)
   ---------------                                             --------------

                  CORPORATE BONDS 14.8% (CONT.)
                  Salomon, Inc. Senior Notes,
           $575      6.75%, 2/15/03                                      $590
                  Salomon Smith Barney Holdings, Inc. Notes,
            700      6.875%, 6/15/05                                      718
                  Stagecoach Holdings PLC Notes,
            300      8.625%, 11/15/09                                     280
                  Tenneco, Inc. Debentures,
            425      7.95%, 12/15/25                                      374
                  TRW, Inc.,
          1,000      6.30%, 5/15/08                                       909
                  USF&G Corporation Senior Notes:
          1,000      8.375%, 6/15/01                                    1,004
            350      7.125%, 6/01/05                                      358
                  U.S. West Communications Group Debentures,
            575      8.875%, 6/01/31                                      605
                  Utilicorp United Inc. Senior Notes,
            350      7.00%, 7/15/04                                       353
                                                                   ----------
                                                                       39,718
                                                                   ----------

                  INTERNATIONAL/YANKEE (U.S. $DENOMINATED)  3.2%
                  Banco Santander-Chile Notes,
            475      6.560%, 11/01/05                                     477
                  Ford Capital BV Debentures,
            325      9.875%, 5/15/02                                      341
                  Hydro-Quebec Corporation Debentures:
            350      11.75%, 2/01/12                                      486
            500      9.75%, 1/15/18                                       535
                  Korea Development Bank Bonds,
            585      7.125%, 9/17/01                                      588
                  Korea Electric Power Debentures:
            290      7.75%, 4/01/13                                       284
            200      6.75%, 8/01/27                                       200
                  Midland Bank PLC Subordinated Notes,
            950      6.95%, 3/15/11                                       948
                  National Bank of Hungary Debentures,
            250      8.875%, 11/01/13                                     268
                  Norsk Hydro A/S Debentures,
            350      9.00%, 4/15/12                                       405
                  Principal Financial Group (Australia) Senior Notes,
          1,400      8.20%, 8/15/09 (Acquired 8/18/99, Cost $1,396)**   1,497
                  Sweden (Kingdom of) Debentures,
            150      11.125%, 6/01/15                                     213
                  Walt Disney Company Notes,
          1,000      5.25%, 11/10/03                                    1,003
                  WestDeutsche Landesbank NY Subordinated Notes,
            700      6.05%, 1/15/09                                       673
                  Wharf Capital International Ltd. Notes:
            325      8.875%, 11/01/04                                     349
            225      7.625%, 3/13/07                                      230
                                                                   ----------
                                                                        8,497
                                                                   ----------


  Principal Amount                                              Market Value
   (in thousands)                                              (in thousands)
   ---------------                                             --------------

                  U.S. GOVERNMENT AGENCY-BACKED MORTGAGE ISSUES  5.8%
                  Fannie Mae (FNMA):
         $2,000      7.125%, 3/15/07                                   $2,155
            400      6.00%, 3/01/13, Pool #418297                         398
            275      6.00%, 5/01/13, Pool #425391                         273
            180      6.00%, 6/01/13, Pool #251760                         180
            144      7.00%, 2/01/16, Pool #303725                         147
                     Real Estate Mortgage Investment Conduit (REMIC):
            217      Series 1989-37, Class XX, 8.00%, 7/25/19             225
            189      Series 1990-30, Class E, 6.50%, 3/25/20              189
            191      Series 1990-105, Class J, 6.50%, 9/25/20             192
                  Freddie Mac (FHLMC):
            205      6.50%, 4/01/08, Gold Pool #E00225                    209
            134      7.00%, 4/01/08, Gold Pool #E46044                    138
             28      7.00%, 4/01/08, Gold Pool #E46076                     29
            325      6.50%, 1/01/09, Gold Pool #E55696                    331
          2,097      6.50%, 1/01/18, Gold Pool #G30098                  2,103
          2,950      Notes, 6.625%, 9/15/09                             3,075
                     Real Estate Mortgage Investment Conduit (REMIC):
            215      Series 85, Class C, 8.60%, 1/15/21                   225
            285      Series 1136, Class H, 6.00%, 9/15/21                 287
            170      Series 1201, Class E, 7.40%, 12/15/21                173
                  Ginnie Mae (GNMA):
            132      7.00%, 7/15/09, Pool #364246                         137
            258      6.50%, 10/20/10, Pool #2108                          263
          1,073      6.50%, 7/15/11, Pool #436630                       1,095
              7      8.50%, 6/15/17, Pool #217380                           7
            114      8.00%, 7/15/22, Pool #328848                         119
            121      7.00%, 11/15/22, Pool #337961                        123
            211      7.00%, 11/15/22, Pool #341287                        214
            290      7.50%, 3/15/23, Pool #331533                         298
              2      8.50%, 3/15/23, Pool #350083                           2
            165      7.50%, 4/15/23, Pool #343195                         170
            225      8.50%, 8/15/24, Pool #365113                         236
            151      8.50%, 9/15/24, Pool #353354                         158
             38      8.50%, 9/15/24, Pool #375056                          40
             58      8.50%, 1/15/25, Pool #400165                          61
             20      8.50%, 2/15/25, Pool #406286                          20
            164      8.50%, 3/15/25, Pool #384593                         171
             29      8.50%, 4/15/25, Pool #346295                          30
            159      8.00%, 8/15/25, Pool #389312                         165
             10      7.50%, 9/15/25, Pool #384783                          10
             13      7.50%, 9/15/25, Pool #394658                          13
            566      7.50%, 10/15/25, Pool #246633                        580
             17      7.50%, 10/15/25, Pool #400096                         18
            635      7.50%, 10/15/25, Pool #409725                        651
             13      7.50%, 10/15/25, Pool #416975                         13
             69      6.50%, 1/15/26, Pool #385123                          69
             16      6.50%, 3/15/26, Pool #417294                          15
            265      6.50%, 4/15/26, Pool #408279                         263
            324      6.50%, 4/15/26, Pool #422323                         322
            122      6.50%, 5/15/26, Pool #430798                         121
                                                                   ----------
                                                                       15,713
                                                                   ----------

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

BALANCED GROWTH FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

  Principal Amount                                              Market Value
   (in thousands)                                              (in thousands)
   ---------------                                             --------------

                  U.S. TREASURY OBLIGATIONS  13.4%
                  U.S. Treasury Bonds:
           $300      10.75%, 8/15/05                                     $367
          1,750      12.00%, 8/15/13                                    2,444
            175      9.875%, 11/15/15                                     245
         13,685      9.25%, 2/15/16                                    18,349
          1,000      8.125%, 5/15/21                                    1,257
          1,000      8.125%, 8/15/21                                    1,258
          4,500      8.00%, 11/15/21                                    5,602
                  U.S. Treasury Notes:
          2,250      7.25%, 8/15/04                                     2,421
          3,700      6.625%, 5/15/07                                    3,989
                                                                   ----------
                                                                       35,932
                                                                   ----------

                  Total Long-Term Investments (Cost $98,557)          102,693
                                                                   ----------

       Number
      of Shares
   (in thousands)
    -------------

                  SHORT-TERM INVESTMENT  3.6%
                  INVESTMENT COMPANY  3.6%
          9,603   First American Prime Obligations Fund                 9,603
                                                                   ----------

                  Total Short-Term Investment (Cost $9,603)             9,603
                                                                   ----------

                  Total Investments (Cost $237,104)  100.1%           268,481
                                                                   ----------

                  Liabilities, less Other Assets  (0.1%)                (225)
                                                                   ----------

                  TOTAL NET ASSETS  100.0%                           $268,256
                                                                   ==========

                  *  Non-income producing
                  ** Unregistered Security
                  + Potential distribution settlement in a legal claim

                  ADR - American Depository Receipt
                  SA - Societe Anonyme (French Corporation)

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  COMMON STOCKS  92.3%
                  AEROSPACE & AIRCRAFT  1.4%
        152,300   General Dynamics Corporation                        $11,739
                                                                   ----------

                  AUTOS & TRUCKS  0.6%
        172,400   Ford Motor Company                                    5,082
                                                                   ----------

                  BANKING  5.1%
        170,600   Bank of New York                                      8,564
         72,700   Fifth Third Bancorp                                   3,908
        175,500   J.P. Morgan Chase & Co.                               8,420
        192,500   Mellon Financial Corporation                          7,879
         66,050   Northern Trust Corporation                            4,295
        248,100   Wells Fargo Company, Inc.                            11,653
                                                                   ----------
                                                                       44,719
                                                                   ----------

                  CHEMICALS  2.2%
        257,800   Ecolab, Inc.                                          9,753
        202,900   Praxair, Inc.                                         9,603
                                                                   ----------
                                                                       19,356
                                                                   ----------

                  COMMUNICATIONS & MEDIA  3.3%
        266,700   AOL Time Warner, Inc.*                               13,468
         56,700   Clear Channel Communications, Inc.*                   3,164
        121,000   Comcast Corporation*                                  5,313
        214,000   Interpublic Group of Companies, Inc.                  7,265
                                                                   ----------
                                                                       29,210
                                                                   ----------

                  COMMUNICATIONS EQUIPMENT  1.5%
         67,600   Corning, Inc.                                         1,485
         93,020   JDS Uniphase Corporation*                             1,990
        155,500   Nokia Corporation                                     5,317
        301,300   Nortel Networks Corporation                           4,610
                                                                   ----------
                                                                       13,402
                                                                   ----------

                  COMPUTERS - NETWORKING  0.4%
        180,000   Cisco Systems, Inc.*                                  3,056
                                                                   ----------

                  COMPUTERS - PERIPHERAL  0.4%
         86,400   EMC Corporation*                                      3,421
                                                                   ----------

                  COMPUTERS - SERVICES  2.2%
        150,700   Automatic Data Processing, Inc.                       8,175
        200,900   SunGard Data Systems, Inc.*                          11,104
                                                                   ----------
                                                                       19,279
                                                                   ----------

                  COMPUTER HARDWARE  1.8%
        178,600   Dell Computer Corporation*                            4,686
         62,000   International Business Machines Corporation           7,139
        211,250   Sun Microsystems, Inc.*                               3,617
                                                                   ----------
                                                                       15,442
                                                                   ----------

       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  COMPUTER SOFTWARE  2.5%
         76,300   Adobe Systems, Inc.                                  $3,427
        202,800   Microsoft Corporation*                               13,740
        104,100   Oracle Corporation                                    1,682
         49,000   VERITAS Software Corporation*                         2,921
                                                                   ----------
                                                                       21,770
                                                                   ----------

                  CONSUMER PRODUCTS  0.6%
         87,204   Avery Dennison Corporation                            4,890
                                                                   ----------

                  COSMETICS & SOAP  0.4%
         50,000   Procter & Gamble Company (The)                        3,003
                                                                   ----------

                  DRUGS & MEDICAL SUPPLY  6.4%
        152,800   American Home Products Corporation                    8,824
        170,832   Bristol-Myers Squibb Company                          9,567
         79,900   Eli Lilly & Company                                   6,792
        137,400   Merck & Company, Inc.                                10,438
        271,800   Pfizer, Inc.                                         11,769
        189,100   Pharmacia Corporation (ACES)                          8,729
                                                                   ----------
                                                                       56,119
                                                                   ----------

                  ELECTRIC  3.6%
        100,200   Constellation Energy Group                            4,784
        322,800   Duke Power Company                                   15,094
        157,000   Exelon Corporation                                   10,841
         20,400   Reliant Resources, Inc.*                                612
                                                                   ----------
                                                                       31,331
                                                                   ----------

                  ELECTRICAL EQUIPMENT  2.5%
        103,900   Flextronics International, Ltd.*                      2,794
        456,200   General Electric Company                             22,139
                                                                   ----------
                                                                       24,933
                                                                   ----------

                  ELECTRONICS - SEMICONDUCTORS  2.8%
        364,600   Intel Corporation                                    11,270
         82,000   Micron Technology, Inc.                               3,721
        240,600   Texas Instruments, Inc.                               9,311
                                                                   ----------
                                                                       24,302
                                                                   ----------

                  ENTERTAINMENT & LEISURE  1.9%
        426,500   Carnival Corporation                                 11,302
         96,311   Viacom, Inc.*                                         5,014
                                                                   ----------
                                                                       16,316
                                                                   ----------


                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  FINANCIAL SERVICES  9.1%
        146,200   Alliance Capital Management L.P.                     $6,740
        186,500   American Express Company                              7,915
        465,566   Citigroup, Inc.                                      22,883
        177,600   Freddie Mac                                          11,686
         92,300   Legg Mason, Inc.                                      4,418
        119,800   Marsh & McLennan Companies, Inc.                     11,554
        165,600   Merrill Lynch & Co., Inc.                            10,218
         68,800   Morgan Stanley Dean Witter & Company                  4,320
                                                                   ----------
                                                                       79,734
                                                                   ----------

                  FOOD, BEVERAGES & TOBACCO 6.0%
        199,600   Anheuser-Busch Companies, Inc.                        7,982
         40,300   Coca-Cola Company (The)                               1,861
        206,800   PepsiCo, Inc.                                         9,060
        169,000   Philip Morris Companies, Inc.                         8,469
        305,325   Safeway, Inc.*                                       16,579
        312,340   Sysco Corporation                                     8,783
                                                                   ----------
                                                                       52,734
                                                                   ----------

                  HEALTHCARE SERVICES & SUPPLIES  2.2%
        108,400   Baxter International, Inc.                            9,881
        237,300   HCA - The Healthcare Company                          9,184
                                                                   ----------
                                                                       19,065
                                                                   ----------

                  INSURANCE  3.8%
        174,600   Ambac Financial Group, Inc.                           9,395
        138,950   American International Group, Inc.                   11,366
         87,700   Chubb Corporation (The)                               5,854
        107,095   MGIC Investment Corporation                           6,960
                                                                   ----------
                                                                       33,575
                                                                   ----------

                  MEDICAL PRODUCTS & SERVICES  0.6%
         57,300   Johnson & Johnson                                     5,528
                                                                   ----------

                  MULTI-INDUSTRY  1.9%
        316,700   Tyco International, Ltd.                             16,902
                                                                   ----------

                  NATURAL GAS  0.7%
         96,100   Enron Corporation                                     6,027
                                                                   ----------

                  OIL - DOMESTIC  2.1%
        102,800   Phillips Petroleum Company                            6,127
        389,200   USX Corporation - Marathon Group, Inc.               12,439
                                                                   ----------
                                                                       18,566
                                                                   ----------

                  OIL - INTERNATIONAL  3.2%
         18,900   Chevron Corporation                                   1,825
        296,819   Exxon Mobil Corporation                              26,298
                                                                   ----------
                                                                       28,123
                                                                   ----------


       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  OIL & GAS SERVICES  4.3%
         96,700   Apache Corporation                                   $6,185
        246,600   Global Marine, Inc.*                                  7,090
        122,300   Nabors Industries*                                    7,292
        228,600   Ocean Energy, Inc.                                    4,231
        125,500   Schlumberger, Ltd.                                    8,321
        114,625   Williams Companies, Inc. (The)                        4,834
                                                                   ----------
                                                                       37,953
                                                                   ----------

                  PAPER & FOREST PRODUCTS  0.9%
        129,025   Kimberly-Clark Corporation                            7,664
                                                                   ----------
                  PRINTING & PUBLISHING  2.6%
        347,000   McGraw-Hill, Inc.                                    22,479
                                                                   ----------

                  REAL ESTATE INVESTMENT TRUSTS (REIT'S)  0.5%
        183,400   AMB Property Corporation                              4,567
                                                                   ----------

                  RETAIL  5.2%
        144,600   Costco Wholesale Corporation*                         5,051
        113,900   Gap, Inc.                                             3,156
        151,600   Home Depot, Inc. (The)                                7,140
         49,300   Kohl's Corporation*                                   3,010
        220,000   Target Corporation                                    8,459
        244,400   Walgreen Company                                     10,455
        163,900   Wal-Mart Stores, Inc.                                 8,480
                                                                   ----------
                                                                       45,751
                                                                   ----------

                  SCIENTIFIC INSTRUMENTATION  0.8%
        120,000   Millipore Corporation                                 6,882
                                                                   ----------

                  SEMICONDUCTOR EQUIPMENT  0.8%
        119,200   Applied Materials, Inc.*                              6,508
                                                                   ----------

                  TELECOMMUNICATION SERVICES  6.9%
         91,400   ALLTEL Corporation                                    4,991
        171,900   Broadwing, Inc.*                                      4,263
        167,900   Qwest Communications International, Inc.*             6,867
        432,500   SBC Communications, Inc.                             17,841
         35,700   Sprint Corporation (PCS Group)*                         915
        342,500   Verizon Communications                               18,861
         94,267   Williams Communications Group, Inc.*                    426
        331,900   WorldCom, Inc.*                                       6,057
                                                                   ----------
                                                                       60,221
                                                                   ----------

                  TRANSPORTATION  0.6%
         84,050   United Parcel Service, Inc.                           4,829
                                                                   ----------

                  UTILITIES  0.3%
         45,800   Dynegy, Inc.                                          2,650
                                                                   ----------


                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  WASTE MANAGEMENT  0.2%
         58,700   Waste Management, Inc.                               $1,426
                                                                   ----------

                  Total Common Stocks (Cost $660,953)                 808,554
                                                                   ----------

                  PREFERRED STOCK  0.7%
                  NATURAL GAS  0.7%
        141,400   Enron Corporation, 7.00%. 7/31/02
                     (convertible to Enron Oil & Gas
                     Resources, common stock)                           5,755
                                                                   ----------

                  Total Preferred Stock (Cost $2,581)                   5,755
                                                                   ----------


  Principal Amount
   (in thousands)
   --------------

                  LONG-TERM INVESTMENTS  0.3%
                  CORPORATE CONVERTIBLE BONDS  0.3%
         $1,190   Ciena Corporation, 3.75%, 2/01/08
                     (convertible to Ciena Corporation common stock)    1,037
          2,872   Corning, Inc., Principal Only, 0.00%, 11/08/15
                     (convertible to Corning, Inc. common stock)        1,705
                                                                   ----------

                  Total Long-Term Investments (Cost $3,345)             2,742
                                                                   ----------

        Number
      of Shares                                                  Market Value
    (in thousands)                                              (in thousands)
     ------------                                                -------------

                  SHORT-TERM INVESTMENT  7.2%
                  INVESTMENT COMPANY  7.2%
         62,853   First American Prime Obligations Fund               $62,853
                                                                   ----------

                  Total Short-Term Investment (Cost $62,853)           62,853
                                                                   ----------

                  Total Investments (Cost $729,732)  100.5%           879,904
                                                                   ----------

                  Liabilities less, Other Assets  (0.5)%              (4,198)
                                                                   ----------

                  TOTAL NET ASSETS  100.0%                           $875,706
                                                                   ==========
                  *Non-income producing

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  COMMON STOCKS  97.8%
                  BANKING  11.6%
         28,000   Comerica, Inc.                                       $1,440
         47,000   National City Corporation                             1,279
         22,000   PNC Financial Services Group                          1,432
         34,000   Union Planters Corporation                            1,292
                                                                   ----------
                                                                        5,443
                                                                   ----------

                  BEVERAGES  1.9%
         20,000   PepsiCo, Inc.                                           876
                                                                   ----------

                  BUILDING PRODUCTS  1.6%
         35,000   Sherwin-Williams Company (The)                          734
                                                                   ----------

                  BUSINESS SERVICES  3.7%
         26,000   First Data Corporation                                1,753
                                                                   ----------

                  COMPUTERS  3.2%
         16,800   Hewlett-Packard Company                                 478
          8,800   International Business Machines Corporation           1,013
                                                                   ----------
                                                                        1,491
                                                                   ----------

                  ELECTRONIC COMPONENTS & SEMICONDUCTORS  1.7%
         10,000   Integrated Device Technology, Inc.*                     392
         12,800   Intel Corporation                                       396
                                                                   ----------
                                                                          788
                                                                   ----------

                  ELECTRONIC MEASURING INSTRUMENTS  0.2%
          3,203   Agilent Technologies, Inc.*                             125
                                                                   ----------

                  FINANCIAL SERVICES  13.2%
         26,666   Citigroup, Inc.                                       1,311
         21,000   Fannie Mae                                            1,685
         46,000   MBNA  Corporation                                     1,640
         38,000   Mellon Financial Corporation                          1,555
                                                                   ----------
                                                                        6,191
                                                                   ----------

                  FOOD PRODUCTS & SERVICES  6.2%
         30,000   H.J. Heinz Company                                    1,174
         30,000   Ralston Purina Group                                    912
         41,000   Sara Lee Corporation                                    816
                                                                   ----------
                                                                        2,902
                                                                   ----------

                  INFORMATION SERVICES  1.1%
          8,100   McGraw-Hill Companies, Inc. (The)                       525
                                                                   ----------
                  INSURANCE  1.3%
         10,000   Hartford Financial Services Group, Inc. (The)           621
                                                                   ----------

                  MEDICAL EQUIPMENT & SUPPLIES  3.5%
         18,000   Baxter International, Inc.                            1,641
                                                                   ----------



       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  OIL & EXPLORATION, PRODUCTION & SERVICES  5.8%
         10,000   Murphy Oil Corporation                                 $820
         26,000   National Fuel Gas Company                             1,461
         10,000   Precision Drilling Corporation*                         423
                                                                   ----------
                                                                        2,704
                                                                   ----------

                  OIL COMPANIES - INTEGRATED  6.7%
         27,000   Phillips Petroleum Company                            1,609
         48,000   USX-Marathon Group                                    1,534
                                                                   ----------
                                                                        3,143
                                                                   ----------

                  PHARMACEUTICALS  6.5%
         36,000   Abbott Laboratories                                   1,670
         26,000   Pharmacia Corporation                                 1,359
                                                                   ----------
                                                                        3,029
                                                                   ----------

                  REAL ESTATE INVESTMENT TRUSTS (REITS)  5.0%
         43,000   Archstone Communities Trust                           1,109
         48,000   Prentiss Properties Trust                             1,217
                                                                   ----------
                                                                        2,326
                                                                   ----------

                  RETAIL  3.0%
         22,300   Lowe's Co, Inc.                                       1,405
                                                                   ----------

                  TELECOMMUNICATIONS  4.9%
         16,000   Alcatel SA - ADR                                        519
         11,700   BellSouth Corporation                                   491
         23,180   Verizon Communications, Inc.                          1,276
                                                                   ----------
                                                                        2,286
                                                                   ----------

                  TOILETRIES  1.4%
         22,500   Gillette Company (The)                                  638
                                                                   ----------

                  TRANSPORTATION SERVICES  1.0%
          8,200   United Parcel Service, Inc.                             471
                                                                   ----------

                  UTILITIES - GAS & ELECTRIC   12.5%
         30,000   Cinergy Corporation                                   1,040
         38,000   Constellation Energy Group                            1,814
         48,000   Duke Energy Corporation                               2,244
         10,698   El Paso Corporation                                     736
                                                                   ----------
                                                                        5,834
                                                                   ----------

                  WHOLESALE DISTRIBUTION  1.8%
         30,000   SYSCO Corporation                                       844
                                                                   ----------

                  Total Common Stocks (Cost $30,896)                   45,770
                                                                   ----------

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

        Number
      of Shares                                                  Market Value
    (in thousands)                                              (in thousands)
     ------------                                                -------------


                  SHORT-TERM INVESTMENT  2.0%
                  INVESTMENT COMPANY  2.0%
            930   First American Prime Obligations Fund                  $930
                                                                   ----------

                  Total Short-Term Investment (Cost $930)                 930
                                                                   ----------

                  Total Investments (Cost $31,826)  99.8%              46,700
                                                                   ----------

                  Other Assets, less Liabilities  0.2%                     85
                                                                   ----------

                  TOTAL NET ASSETS  100.0%                            $46,785
                                                                   ==========
                  *Non-income producing

                  ADR - American Depository Receipt
                  SA - Societe Anonyme (French Corporation)

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

RELATIVE VALUE FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------
                  COMMON STOCKS  99.9%
                  AEROSPACE  2.4%
        240,625   Honeywell International, Inc.                       $11,762
                                                                   ----------

                  AIRLINES  0.7%
         80,000   Delta Air Lines, Inc.                                 3,522
                                                                   ----------

                  APPLIANCES  1.1%
        100,000   Whirlpool Corporation                                 5,577
                                                                   ----------

                  AUTOMOBILES  2.1%
        227,262   Ford Motor Company                                    6,700
         65,000   General Motors Corporation                            3,562
                                                                   ----------
                                                                       10,262
                                                                   ----------

                  AUTOMOTIVE & RELATED  0.7%
         50,000   Johnson Controls, Inc.                                3,620
                                                                   ----------

                  BANKS & SAVINGS INSTITUTIONS  21.3%
        243,230   AmSouth Bancorporation                                4,171
         70,000   Bank of America Corporation                           3,920
        300,000   Bank of New York Company, Inc. (The)                 15,060
        430,000   Citigroup, Inc.                                      21,134
        202,125   First Financial Bancorp                               3,107
        165,000   First Tennessee National Corporation                  5,391
        100,000   J.P. Morgan Chase & Company                           4,798
        300,000   KeyCorp                                               6,954
        200,000   Mellon Financial Corporation                          8,186
        115,000   National City Corporation                             3,129
        160,000   North Fork Bancorporation, Inc.                       4,248
        100,000   PNC Financial Services Group                          6,507
        100,000   TCF Financial Corporation                             3,803
        250,000   Union Planters Corporation                            9,502
        100,000   Wells Fargo & Company                                 4,697
                                                                   ----------
                                                                      104,607
                                                                   ----------

                  CHEMICALS  0.9%
        135,000   Dow Chemical Company (The)                            4,516
                                                                   ----------

                  COMPUTER SOFTWARE  2.4%
        170,000   Microsoft Corporation*                               11,518
                                                                   ----------

                  DRUGS  8.7%
        200,000   American Home Products Corporation                   11,550
        115,000   Bristol-Myers Squibb Company                          6,440
        135,000   GlaxoSmithKline PLC - ADR*                            7,232
        170,000   Merck & Co., Inc.                                    12,915
         90,000   Pharmacia Corporation                                 4,703
                                                                   ----------
                                                                       42,840
                                                                   ----------

                  ELECTRICAL EQUIPMENT  4.5%
        450,000   General Electric Company                             21,838
                                                                   ----------

       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  ELECTRONICS  5.7%
         60,000   Applied Materials, Inc.*                             $3,276
        800,000   Intel Corporation                                    24,728
                                                                   ----------
                                                                       28,004
                                                                   ----------

                  HOUSEHOLD PRODUCTS  4.5%
        230,000   Gillette Company (The)                                6,523
        260,000   Procter & Gamble Company (The)                       15,613
                                                                   ----------
                                                                       22,136
                                                                   ----------

                  INSURANCE  2.7%
        170,000   Cincinnati Financial Corporation                      6,525
        700,000   Ohio Casualty Corporation*                            6,510
                                                                   ----------
                                                                       13,035
                                                                   ----------

                  MISC. FINANCIAL SERVICES  2.0%
        225,000   American Express Company                              9,549
                                                                   ----------

                  OFFICE & BUSINESS EQUIPMENT  7.0%
        300,000   International Business Machines Corporation          34,542
                                                                   ----------

                  OIL  11.1%
        114,800   BP PLC - ADR                                          6,208
        195,382   Exxon Mobil Corporation                              17,311
        156,000   Royal Dutch Petroleum Company - NY                    9,287
        300,000   Texaco, Inc.                                         21,684
                                                                   ----------
                                                                       54,490
                                                                   ----------

                  PAPER & FOREST PRODUCTS  0.8%
        100,000   International Paper Company                           3,918
                                                                   ----------

                  RETAILING  1.5%
        175,000   Federated Department Stores, Inc.*                    7,522
                                                                   ----------

                  STEEL  0.7%
        250,000   AK Steel Holding Corporation                          3,243
                                                                   ----------

                  TELECOMMUNICATIONS  9.2%
        350,000   AT&T Corporation                                      7,798
        800,000   Broadwing, Inc.*                                     19,840
         67,000   Cable & Wireless PLC - ADR                            1,471
        185,440   Verizon Communications, Inc.                         10,212
        195,000   Vodafone Group PLC - ADR                              5,904
                                                                   ----------
                                                                       45,225
                                                                   ----------

                  TELECOMMUNICATIONS EQUIPMENT  0.9%
         62,500   JDS Uniphase Corporation*                             1,337
        200,000   Nortel Networks Corporation                           3,060
                                                                   ----------
                                                                        4,397
                                                                   ----------

                  TOBACCO  3.6%
        350,000   Philip Morris Companies, Inc.                        17,539
                                                                   ----------

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

RELATIVE VALUE FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  UTILITIES _ ELECTRIC  5.4%
        250,000   Cinergy Corporation                                  $8,670
        200,000   Duke Energy Corporation                               9,352
        190,000   TXU Corporation                                       8,352
                                                                   ----------
                                                                       26,374
                                                                   ----------
                  Total Common Stocks (Cost $285,396)                 490,036
                                                                   ----------

      Number
    of Shares
  (in thousands)
  --------------

                  SHORT-TERM INVESTMENT  0.3%
                  INVESTMENT COMPANY  0.3%
          1,623   First American Prime Obligations Fund                 1,623
                                                                   ----------

                  Total Short-Term Investment (Cost $1,623)             1,623
                                                                   ----------

                  Total Investments (Cost $287,019)  100.2%           491,659
                                                                   ----------

                  Liabilities, less Other Assets  (0.2%)              (1,098)
                                                                   ----------

                  TOTAL NET ASSETS  100.0%                           $490,561
                                                                   ==========

                  *Non-income producing

                  ADR - American Depository Receipt
                  PLC - Public LimitedCompany

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS



EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  COMMON STOCKS  99.3%
                  AEROSPACE & AIRCRAFT  1.4%
         59,033   Boeing Company                                       $3,648
         13,891   General Dynamics Corporation                          1,071
         28,067   Lockheed Martin Corporation                             987
          5,646   Northrop Grumman Corporation                            510
         23,889   Raytheon Company, Class B                               705
         13,494   Rockwell International Corporation                      608
         10,651   Textron, Inc.                                           565
         33,963   United Technologies Corporation                       2,652
                                                                   ----------
                                                                       10,746
                                                                   ----------

                  AIR TRANSPORTATION  0.2%
         12,044   AMR Corporation*                                        459
          9,673   Delta Air Lines, Inc.                                   426
         51,730   Southwest Airlines Company                              942
          5,362   US Airways Group, Inc.*                                 150
                                                                   ----------
                                                                        1,977
                                                                   ----------

                  APPLIANCES  0.1%
          6,060   Black & Decker Corporation                              242
          6,059   Maytag Corporation                                      211
          4,449   Snap-On Tools, Inc.                                     129
          5,279   Whirlpool Corporation                                   294
                                                                   ----------
                                                                          876
                                                                   ----------

                  AUTOS & TRUCKS  1.1%
          9,664   Autozone, Inc.*                                         303
         11,510   Dana Corporation                                        226
         38,812   Delphi Automotive Systems                               578
          5,165   Eaton Corporation                                       380
        121,317   Ford Motor Company                                    3,576
         38,387   General Motors Corporation                            2,104
         12,850   Genuine Parts Company                                   347
          6,358   ITT Industries, Inc.                                    280
          4,500   Navistar International Corporation                      116
          4,958   PACCAR, Inc.                                            241
          8,269   TRW, Inc.                                               318
         11,222   Visteon Corporation                                     186
                                                                   ----------
                                                                        8,655
                                                                   ----------

                  BANKING  8.2%
         27,950   AMSouth Bancorp                                         479
         80,310   Banc One Corporation                                  3,033
         48,979   Bank of New York Company, Inc.                        2,459
        115,480   BankAmerica Corporation                               6,467
         23,599   BB&T Corporation                                        836
        343,475   Citigroup, Inc.                                      16,882
         10,496   Comerica, Inc.                                          540
         38,281   Fifth Third Bancorp                                   2,058


       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  BANKING  8.2% (CONT.)
         69,386   First Union Corporation                              $2,079
         75,606   Fleet Financial Group, Inc.                           2,901
         19,437   Huntington Bancshares Incorporated                      293
        132,390   J.P. Morgan Chase & Co.                               6,352
         34,116   Mellon Bank Corporation                               1,396
         15,336   Northern Trust Corporation                              997
         21,295   PNC Bank Corporation                                  1,386
         16,620   Regions Financial Corporation                           506
         11,566   SouthTrust Corporation                                  550
         11,408   State Street Corporation                              1,184
         22,561   Sun Trust Banks, Inc.                                 1,433
         18,523   Synovus Financial Corp.                                 533
          9,805   Union Planters Corp.                                    373
        132,392   US Bancorp                                            2,804
         13,925   Wachovia Corporation                                    847
         38,347   Washington Mutual, Inc.                               1,915
        112,484   Wells Fargo & Company                                 5,283
                                                                   ----------
                                                                       63,586
                                                                   ----------

                  BIO-TECHNOLOGY  0.6%
         72,270   Amgen, Inc.*                                          4,419
         14,562   Applera Corporation - Applied Biosystems Group          467
         11,000   Chiron Corporation*                                     528
                                                                   ----------
                                                                        5,414
                                                                   ----------

                  BUILDING & HOUSING  0.2%
          4,211   Centex Corporation                                      182
          5,293   Fluor Corporation                                       279
          3,434   KB HOME                                                 104
         31,135   Masco Corporation                                       716
          3,090   Pulte Corporation                                       145
          6,913   Stanley Works (The)                                     251
                                                                   ----------
                                                                        1,677
                                                                   ----------

                  BUILDING MATERIALS  0.1%
          5,590   Johnson Controls, Inc.                                  405
          6,777   Vulcan Materials Company                                313
                                                                   ----------
                                                                          718
                                                                   ----------

                  BUSINESS MACHINES & SOFTWARE  4.0%
         22,868   Apple Computer, Inc.*                                   583
        120,369   COMPAQ Computer Corporation                           2,106
         55,931   Honeywell, Inc.                                       2,734
        123,255   International Business Machines Corporation          14,192
        387,096   Oracle Systems Corporation*                           6,255
         19,012   Pitney-Bowes, Inc.                                      724
        219,026   Sun Microsystems, Inc.*                               3,750
         47,027   Xerox Corporation                                       425
                                                                   ----------
                                                                       30,769
                                                                   ----------

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  BUSINESS SERVICES  2.5%
          3,845   Autodesk, Inc.                                         $134
         43,711   Automatic Data Processing, Inc.                       2,371
         17,290   BMC Software*                                           418
        491,142   Cisco Systems, Inc.*                                  8,340
         38,036   Computer Associates International, Inc.               1,225
         11,849   Computer Sciences Corporation*                          422
         11,810   Convergys Corporation*                                  431
          5,361   Deluxe Corporation                                      139
         31,463   Electronic Data Systems                               2,029
         10,313   Equifax Inc.                                            341
         27,253   First Data Corporation                                1,838
          6,600   H & R Block, Inc.                                       363
          2,935   National Service Industries                              71
         25,312   Paychex, Inc.*                                          875
         11,200   Robert Half International Inc.*                         311
          8,220   Quintiles Transnational Corporation*                    169
         22,139   Unisys Corporation*                                     267
                                                                   ----------
                                                                       19,744
                                                                   ----------

                  CHEMICALS  1.4%
         15,762   Air Products and Chemicals, Inc.                        678
         62,037   Dow Chemical Company                                  2,075
         74,249   Dupont (E.I.) De Nemours & Company                    3,355
          5,354   Eastman Chemical Company                                285
          9,028   Ecolab, Inc.                                            342
          3,621   Great Lakes Chemical Corporation                        114
          6,918   Hercules, Inc.                                           83
          3,027   Millipore Corporation                                   174
         11,874   PPG Industries, Inc.                                    631
         10,889   Praxair, Inc.                                           515
         14,622   Rohm & Haas Company                                     503
         11,626   Sherwin-Williams Company                                244
          7,183   Sigma-Aldrich Corporation                               331
         30,732   Williams Companies, Inc. (The)                        1,296
                                                                   ----------
                                                                       10,626
                                                                   ----------

                  COMMUNICATIONS & MEDIA  3.3%
          5,146   Andrew Corporation*                                      90
        296,278   AOL Time Warner, Inc.*                               14,962
         32,073   Clear Channel Communications, Inc.*                   1,790
         62,416   Comcast Corporation, Class A                          2,741
          5,920   Dow Jones & Company, Inc.                               321
         19,577   Gannett Company, Inc.                                 1,264
          4,915   Harcourt General, Inc.                                  269
         20,017   Interpublic Group of Companies, Inc.                    680
          5,733   Knight-Ridder, Inc.                                     311
         12,390   New York Times Company, Class A                         508
         12,216   Omnicom Group, Inc.                                   1,073
         20,655   Tribune Company                                         870
         14,135   Univision Communications, Inc.*                         618
         25,274   Williams Communications Group, Inc.*                    114
                                                                   ----------
                                                                       25,611
                                                                   ----------



       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  COMPUTERS 1.7%
        183,665   Dell Computer Corporation*                           $4,819
        147,130   EMC Corporation*                                      5,826
         21,421   Gateway 2000, Inc.*                                     407
          6,805   NCR Corporation*                                        320
         21,276   Network Appliance, Inc.*                                484
         26,604   Veritas Software Corporation*                         1,586
                                                                   ----------
                                                                       13,442
                                                                   ----------
                  CONSUMER DURABLES  0.1%
         22,836   Eastman Kodak Company                                   993
                                                                   ----------

                  CONSUMER PRODUCTS  0.1%
          8,276   Avery Dennison Corporation                              464
         20,104   Newell Rubbermaid, Inc.                                 542
          3,729   Tupperware Corporation                                   82
                                                                   ----------
                                                                        1,088
                                                                   ----------

                  CONTAINERS  0.1%
          2,175   Ball Corporation                                        100
          3,289   Bemis Company, Inc.                                     124
         11,171   Pactiv Corporation*                                     156
          5,628   Sealed Air Corporation*                                 218
                                                                   ----------
                                                                          598
                                                                   ----------

                  COSMETICS & SOAP  1.5%
          4,003   Alberto-Culver Company                                  163
         18,236   Avon Products, Inc.                                     772
         16,169   Clorox Company                                          515
         40,787   Colgate-Palmolive Company                             2,278
         73,670   Gillette Company                                      2,089
          7,526   International Flavors & Fragrances, Inc.                186
         90,079   Procter & Gamble Company                              5,409
                                                                   ----------
                                                                       11,412
                                                                   ----------

                  DIVERSIFIED  0.3%
          9,395   Danaher Corporation                                     526
         39,519   Unilever N.V.                                         2,218
                                                                   ----------
                                                                        2,744
                                                                   ----------

                  DRUGS  11.2%
        105,021   Abbott Laboratories                                   4,871
          9,234   Allergan, Inc.                                          702
         13,790   Alza Corporation*                                       630
         91,216   American Home Products Corporation                    5,268
          3,533   Bard (C.R.), Inc.                                       155
         20,665   Baxter International, Inc.                            1,884
         16,704   Becton, Dickinson & Company                             540
         10,600   Biogen, Inc.*                                           685
        135,122   Bristol-Meyers Squibb Company                         7,567
         28,930   Cardinal Health, Inc.                                 1,950
         77,733   Eli Lilly & Company                                   6,607

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  DRUGS  11.2% (CONT.)
          9,400   Forest Laboratories, Inc.*                             $575
         10,989   Humana, Inc.*                                           109
         96,889   Johnson & Johnson                                     9,348
         11,100   King Pharmaceuticals, Inc.*                             468
         15,200   MedImmune, Inc.*                                        595
         85,070   Medtronic, Inc.                                       3,794
        160,096   Merck & Company, Inc.                                12,162
        434,126   Pfizer, Inc.                                         18,798
         87,438   Pharmacia & Upjohn, Inc.                              4,570
        100,136   Schering-Plough                                       3,859
          6,156   St. Jude Medical, Inc.*                                 352
         21,580   Tenet Healthcare Corporation*                           963
          6,646   Watson Pharmaceuticals, Inc.*                           331
                                                                   ----------
                                                                       86,783
                                                                   ----------

                  ELECTRIC  1.3%
         37,060   AES Corp                                              1,767
          8,450   Allegheny Energy, Inc.                                  432
          8,256   Ameren Corporation                                      347
         11,126   CINenergy Corporation                                   386
          7,952   CMS Energy Corporation                                  249
         13,783   Consolidated Edison Company of New York, Inc.           516
         11,233   Constellation Energy Group                              536
         51,190   Duke Power Company                                    2,394
         23,819   Edison International                                    235
          8,717   General Public Utilities Corporation                    290
         12,900   NiSource Inc.                                           384
          6,100   Pinnacle West Capital Corporation                       306
         14,342   Progress Energy, Inc.                                   634
         19,080   TXU Corp.                                               839
         22,475   Xcel Energy, Inc.                                       701
                                                                   ----------
                                                                       10,016
                                                                   ----------

                  ELECTRICAL EQUIPMENT  4.8%
         27,676   Emerson Electric Company                              1,845
        687,607   General Electric Company                             33,370
          6,434   Grainger (W.W.), Inc.                                   250
         42,340   Solectron Corporation*                                1,078
         16,650   Symbol Technologies, Inc.                               524
                                                                   ----------
                                                                       37,067
                                                                   ----------

                  ELECTRONICS  4.0%
         28,795   Agilent Technologies, Inc.*                           1,123
          1,700   American Power Conversion Corporation*                   24
         25,078   Analog Devices*                                       1,186
         16,199   Broadcom Corporation*                                   673
        138,744   Hewlett-Packard Company                               3,945
        472,658   Intel Corporation                                    14,610
         13,065   Jabil Circuit, Inc.*                                    379


       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  ELECTRONICS  4.0% (CONT.)
          9,245   Lexmark International Group, Inc.*                     $568
         13,898   Molex Incorporated                                      561
        152,390   Motorola, Inc.                                        2,370
         11,495   National Semiconductor Corporation*                     331
         35,958   Palm, Inc.*                                             288
          6,100   Power-One, Inc.*                                        107
         20,400   Sanmina Corporation*                                    595
          7,804   Tektronix, Inc.*                                        189
        115,624   Texas Instruments, Inc.                               4,475
          3,892   Thomas & Betts Corporation                               80
                                                                   ----------
                                                                       31,504
                                                                   ----------

                  ENERGY  1.9%
         21,436   American Electric Power Company                       1,058
         20,500   Calpine Corporation*                                  1,168
         15,982   Dominion Resources, Inc.                              1,095
         10,218   DTE Energy Company                                      428
         20,100   Dynegy Inc., Class A                                  1,163
         34,294   El Paso Energy Corporation                            2,359
         16,568   Entergy Corporation                                     671
         16,200   FirstEnergy Corp.                                       491
         13,322   FPL Group, Inc.                                         798
          7,600   Kinder Morgan, Inc.                                     446
         23,281   Mirant Corporation*                                     950
         13,290   Niagara Mohawk Power Corporation*                       223
          3,753   NICOR, Inc.                                             147
         26,505   PG&E Corporation*                                       238
         15,074   Public Service Enterprises Group, Inc.                  700
         20,399   Reliant Energy, Inc.                                  1,011
         16,239   Sempra Energy                                           449
         45,701   Southern Company                                      1,069
                                                                   ----------
                                                                       14,464
                                                                   ----------

                  ENERGY _ RAW MATERIALS  0.4%
         23,027   Baker Hughes, Inc.                                      905
         31,315   Halliburton Company                                   1,353
         23,868   Occidental Petroleum Corporation                        719
                                                                   ----------
                                                                        2,977
                                                                   ----------

                  ENTERTAINMENT & LEISURE  1.4%
          8,552   Brunswick Corporation                                   172
         43,535   Carnival Corporation                                  1,154
         13,916   Hasbro, Inc.                                            170
         28,217   Mattel, Inc.                                            456
         92,364   McDonald's Corporation                                2,540
         13,222   Starwood Hotels & Resorts Worldwide, Inc.               477
        107,697   Viacom, Inc., Class B*                                5,607
          9,178   Wendy's International, Inc.                             232
                                                                   ----------
                                                                       10,808
                                                                   ----------

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  FINANCE  1.6%
         88,505   American Express Company                             $3,756
          8,839   Bear Stearns Companies, Inc.                            445
         33,801   Household International, Inc.                         2,164
         16,500   Lehman Brothers Holdings, Inc.                        1,200
         55,542   Merrill Lynch & Company, Inc.                         3,427
         43,824   National City Corporation                             1,192
                                                                   ----------
                                                                       12,184
                                                                   ----------

                  FINANCIAL SERVICES  2.7%
         13,986   Capital One Financial Corp.                             879
         87,094   Charles Schwab Corporation (The)                      1,725
         20,200   CIT Group, Inc., Class A (The)                          741
         14,850   Concord EFS, Inc.*                                      691
         21,825   Conseco, Inc.                                           415
          7,580   Countrywide Credit Industries, Inc.                     324
         67,335   Fannie Mae                                            5,404
          8,530   Fiserv, Inc.*                                           472
         18,219   Franklin Resources, Inc.                                795
         10,431   MBIA, Inc.                                              499
         56,982   MBNA Corporation                                      2,031
         11,216   Moody's Corporation                                     352
         76,412   Morgan Stanley Group, Inc.                            4,798
         14,990   Stilwell Financial, Inc.                                442
          8,367   T. Rowe Price Group Inc.                                291
         11,137   USA Education, Inc.                                     792
                                                                   ----------
                                                                       20,651
                                                                   ----------

                  FOOD, BEVERAGES & TOBACCO  4.3%
         44,457   Archer-Daniels-Midland Company                          529
         29,091   Campbell Soup Company                                   886
        169,462   Coca-Cola Company                                     7,827
         30,157   Coca-Cola Enterprises                                   547
         34,687   ConAgra, Inc.                                           722
         11,003   Dardeen Restaurants, Inc.                               300
         11,470   Fortune Brands, Inc.                                    357
         20,049   General Mills, Inc.                                     790
         20,604   Heinz (H.J.) Company                                    807
          9,577   Hershey Foods Corporation                               579
         27,957   Kellogg Company                                         713
         27,339   Lowe's Companies, Inc                                 1,722
         97,845   PepsiCo, Inc.                                         4,287
        153,629   Philip Morris Companies, Inc.                         7,698
          9,180   Quaker Oats Company                                     890
         22,327   Ralston-Ralston Purina Group                            679
         52,955   Sara Lee Corporation                                  1,054
         47,134   Sysco Corporation                                     1,325
         10,474   Tricon Global Restaurants, Inc.*                        469
         11,543   UST, Inc.                                               347
         15,650   Wrigley (Wm) Jr. Company                                756
                                                                   ----------
                                                                       33,284
                                                                   ----------
       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  GOLD & PRECIOUS METALS  0.1%
         26,784   Barrick Gold Corporation                               $440
         11,089   Freeport McMoRan Copper & Gold, Inc.                    157
         17,849   Homestake Mining Company                                111
         22,339   Placer Dome, Inc.                                       226
                                                                   ----------
                                                                          934
                                                                   ----------

                  HEALTH CARE SERVICES & SUPPLIES  0.9%
          3,902   Bausch & Lomb, Inc.                                     167
         28,259   Boston Scientific Corporation*                          449
         38,620   Columbia/HCA Healthcare Corporation                   1,495
         29,461   HEALTHSOUTH Corporation*                                414
         21,682   IMS Health, Inc.                                        595
          7,267   Manor Care, Inc.*                                       169
         19,093   McKesson HBOC, Inc.                                     589
         14,000   Stryker Corporation                                     830
         22,904   UnitedHealth Group, Inc.                              1,500
          4,907   Wellpoint Health Networks*                              482
                                                                   ----------
                                                                        6,690
                                                                   ----------

                  HOME FURNISHINGS  0.0%
         13,508   Leggett & Platt, Inc.                                   262
                                                                   ----------

                  HOSPITAL SUPPLIES & SERVICES  0.1%
         11,275   Biomet, Inc.                                            482
                                                                   ----------

                  HOUSEHOLD PRODUCTS  0.1%
         14,149   Federated Department Stores*                            608
                                                                   ----------

                  INSURANCE  4.1%
         10,635   Aetna Life and Casualty Company                         300
         36,554   AFLAC Corporation                                     1,162
         50,828   Allstate Corporation                                  2,122
          6,800   Ambac Financial Group, Inc.                             366
         35,220   American General Corporation                          1,536
        160,558   American International Group, Inc.                   13,134
         17,294   Aon Corporation                                         575
         12,561   Chubb Corporation                                       838
         11,346   CIGNA Corporation                                     1,211
         11,682   Cincinnati Financial Corporation                        448
         15,585   Hartford Financial Services Group, Inc. (The)           968
         10,719   Jefferson-Pilot Corporation                             500
         30,821   KeyCorp                                                 714
         13,602   Lincoln National Corporation                            628
         18,637   Marsh & McLennan Companies, Inc.                      1,797
         50,000   MetLife, Inc.                                         1,450
          7,357   MGIC Investment Corporation                             478
          4,984   Progressive Corporation                                 582
         20,174   Providian Corporation                                 1,075
          9,315   SAFECO Corporation                                      249
         16,357   St Paul Companies, Inc.                                 738
          9,099   Torchmark Corporation                                   345
         16,399   UNUM Provident Corporation                              490
                                                                   ----------
                                                                       31,706
                                                                   ----------

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  INTERNET SERVICES 0.1%
          4,200   Sapient Corporation*                                    $56
         37,772   Yahoo! Inc.*                                            762
                                                                   ----------
                                                                          818
                                                                   ----------

                  LIQUOR  0.4%
          2,630   Adolph Coors Company                                    137
         63,178   Anheuser-Busch Companies, Inc.                        2,526
          4,807   Brown-Foreman Corporation, Class B                      292
                                                                   ----------
                                                                        2,955
                                                                   ----------

                  MACHINERY - INDUSTRIAL  0.0%
         10,935   Thermo Electron Corporation*                            288
                                                                   ----------

                  MEDICAL INSTRUMENTS 0.1%
         21,412   Guidant Corporation                                     878
          3,268   PerkinElmer, Inc.                                       219
                                                                   ----------
                                                                        1,097
                                                                   ----------

                  METALS & MINERALS  0.2%
          6,936   Allegheny Technologies, Inc.                            127
          6,008   Nucor Corporation                                       305
         21,140   USX Corporation-Marathon Group, Inc.                    676
          5,589   USX Corporation-US Steel Group, Inc.                    103
          6,419   Worthington Industries, Inc.                             77
                                                                   ----------
                                                                        1,288
                                                                   ----------

                  MISCELLANEOUS 0.9%
         56,056   Applied Materials, Inc.*                              3,061
         10,813   PP&L Resources, Inc.                                    595
         28,357   3M Corporation                                        3,375
                                                                   ----------
                                                                        7,031
                                                                   ----------

                  MULTI-INDUSTRY  1.3%
         52,741   Cendant Corporation*                                    936
         59,760   Corning, Inc.                                         1,313
         14,890   Loews Corporation                                     1,004
        122,221   Tyco International, Ltd.                              6,523
                                                                   ----------
                                                                        9,776
                                                                   ----------
                  NATURAL GAS  0.4%
         51,678   Enron Corporation                                     3,241
            287   ONEOK, Inc.                                              12
                                                                   ----------
                                                                        3,253
                                                                   ----------

                  NETWORKING  0.0%
          7,472   Adaptec, Inc.*                                           84
                                                                   ----------

                  NON-FERROUS METALS  0.5%
         15,299   Alcan Aluminum Ltd.                                     681
         60,716   Alcoa, Inc.                                           2,514
          9,987   Englehard Corporation                                   257
         13,137   Inco, Ltd.                                              238

       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  NON-FERROUS METALS  0.5% (CONT.)
         10,947   Newmont Mining Corporation                             $200
          5,905   Phelps Dodge Corporation                                264
                                                                   ----------
                                                                        4,154
                                                                   ----------

                  OFFICE EQUIPMENT  0.0%
         24,513   Novell, Inc.*                                           117
                                                                   ----------

                  OIL _ DOMESTIC  0.7%
          6,430   Amerada Hess Corporation                                563
         16,494   Anadarko Petroleum Corporation                        1,066
          5,278   Ashland, Inc.                                           227
         15,190   Burlington Resources, Inc.                              717
          5,981   Kerr-McGee Corporation                                  429
         17,250   Phillips Petroleum Company                            1,028
          5,974   Rowan Companies, Inc.*                                  198
          6,573   Sunoco, Inc.                                            250
         16,448   Unocal Corporation                                      628
                                                                   ----------
                                                                        5,106
                                                                   ----------

                  OIL _ INTERNATIONAL  5.3%
          8,417   Apache Corporation                                      538
         46,015   Chevron Corporation                                   4,443
         44,088   Conoco, Inc.                                          1,341
          8,200   Devon Energy Corporation                                484
          8,002   EOG Resources, Inc.                                     371
        239,057   Exxon Mobil Corporation                              21,180
          9,300   Nabors Industries, Inc.*                                554
        144,400   Royal Dutch Petroleum Company                         8,596
         39,260   Texaco, Inc.                                          2,838
         14,797   Transocean Sedco Forex Inc.                             803
                                                                   ----------
                                                                       41,148
                                                                   ----------

                  OIL & GAS SERVICES  0.7%
         22,207   Exelon Corporation                                    1,533
          1,200   KeySpan Corporation                                      48
          4,249   McDermott International, Inc.                            52
          9,195   Noble Drilling Corporation*                             446
          2,518   Peoples Energy Corporation                              100
         38,837   Schlumberger, Ltd.                                    2,575
         10,407   Tosco Corporation                                       479
                                                                   ----------
                                                                        5,233
                                                                   ----------

                  PAPER & FOREST PRODUCTS  0.8%
          3,898   Boise Cascade Corporation                               136
         15,860   Georgia-Pacific Corporation                             516
         33,697   International Paper Company                           1,320
         38,870   Kimberly-Clark Corporation                            2,309
          7,366   Louisiana Pacific Corporation                            90
          7,101   Mead Corporation                                        200
          2,043   Potlatch Corporation                                     72
          3,751   Temple-Inland, Inc.                                     191
          7,716   Westvaco Corporation                                    204

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  PAPER & FOREST PRODUCTS  0.8% (CONT.)
         16,460   Weyerhaeuser Company                                   $930
          7,602   Willamette Industries                                   370
                                                                   ----------
                                                                        6,338
                                                                   ----------

                  PRINTING & PUBLISHING  0.2%
         13,262   McGraw-Hill, Inc.                                       859
          3,694   Meredith Corporation                                    139
          8,491   R.R. Donnelley & Sons Company                           236
                                                                   ----------
                                                                        1,234
                                                                   ----------

                  PRODUCTION  0.7%
         25,189   Caterpillar, Inc.                                     1,264
          6,466   Cooper Industries, Inc.                                 242
          4,694   Crane Co.                                               132
         16,095   Deere & Company                                         661
         15,518   Dover Corporation                                       606
          2,177   FMC Corporation*                                        156
         21,062   Illinois Tool Works, Inc.                             1,335
         11,795   Ingersoll-Rand Company                                  554
          7,480   Pall Corporation                                        176
          7,556   Parker-Hannifin Corporation                             352
          5,431   Timken Company                                           93
                                                                   ----------
                                                                        5,571
                                                                   ----------
                  RAILROADS  0.4%
         30,911   Burlington Northern Santa Fe                            909
         14,656   CSX Corporation                                         514
         25,658   Norfolk Southern Corporation                            506
         17,575   Union Pacific Corporation                             1,000
                                                                   ----------
                                                                        2,929
                                                                   ----------

                  RETAIL  5.8%
         29,855   Albertson's, Inc.                                       997
          4,981   American Greetings Corporation                           57
         17,302   Bed Bath & Beyond, Inc.*                                490
         14,601   Best Buy*                                               804
         13,875   Circuit City Stores, Inc.                               209
          6,983   Consolidated Stores Corporation*                         77
         31,206   Costco Companies, Inc.*                               1,090
          7,539   Dillard Department Stores, Inc., Class A                128
         23,336   Dollar General Corporation                              385
         59,465   Gap, Inc.                                             1,648
        159,765   Home Depot, Inc.                                      7,525
         18,059   J.C. Penney Company, Inc.                               366
         33,003   Kmart Corporation*                                      330
         22,316   Kohls Department Stores*                              1,363
         57,335   Kroger Corporation*                                   1,295
         30,486   Limited, Inc. (The)                                     516
          2,834   Longs Drug Stores Corporation                            84
         17,764   May Department Stores Company (The)*                    662
          9,681   Nordstrom, Inc.                                         178


       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  RETAIL  5.8% (CONT.)
         26,788   Office Depot*                                          $254
         13,002   RadioShack Corporation                                  398
         35,056   Safeway, Inc.*                                        1,904
         17,274   Sears Roebuck and Company                               637
         32,972   Staples, Inc.*                                          536
          5,000   Starbucks Corporation*                                   97
          8,271   Supervalu, Inc.                                         113
         62,844   Target Corporation                                    2,416
         10,300   Tiffany & Company                                       334
         21,893   TJX Companies, Inc.                                     686
         11,111   Toys R Us, Inc.*                                        276
         70,495   Walgreen Company                                      3,016
        302,961   Wal-Mart Stores, Inc.                                15,675
         10,138   Winn-Dixie Stores, Inc.                                 320
                                                                   ----------
                                                                       44,866
                                                                   ----------

                  SAVINGS & LOAN  0.6%
         15,960   Charter One Financial, Inc.                             468
         49,121   Federal Home Loan Mortgage Corporation                3,232
         11,727   Golden West Financial Corporation                       688
                                                                   ----------
                                                                        4,388
                                                                   ----------

                  SEMICONDUCTORS  1.5%
         18,298   Advanced Micro Devices, Inc.*                           567
         28,600   Altera Corporation*                                     723
         21,300   Applied Micro Circuits Corporation*                     554
         13,900   Conexant Systems, Inc.*                                 149
         87,532   JDS Uniphase Corporation*                             1,872
         12,038   KLA-Tencor Corporation*                                 662
         22,900   Linear Technology Corporation                         1,100
         21,198   LSI Logic Corp*                                         434
         22,230   Maxim Integrated Products, Inc.*                      1,130
         38,677   Micron Technology Incorporated                        1,755
          9,800   Novellus Systems, Inc.*                                 540
          7,500   Qlogic Corporation*                                     322
         11,536   Teradyne, Inc.*                                         456
         13,000   Vitesse Semiconductor Corporation*                      441
         22,812   Xilinx, Inc.*                                         1,083
                                                                   ----------
                                                                       11,788
                                                                   ----------

                  SOFTWARE 3.7%
         16,500   Adobe Systems Incorporated                              741
         18,400   BroadVision, Inc.*                                      118
         12,502   Citrix Systems, Inc.*                                   355
         26,011   Compuware Corporation*                                  267
         14,200   Intuit Inc.*                                            455
          5,500   Mercury Interactive Corporation*                        364
        362,706   Microsoft Corporation*                               24,573
         18,617   Parametric Technology Company*                          212
         18,969   Peoplesoft, Inc.*                                       703
         27,600   Siebel Systems, Inc.*                                 1,258
                                                                   ----------
                                                                       29,046
                                                                   ----------


                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  TELECOMMUNICATIONS  6.3%
         46,123   ADC Telecommunications, Inc.*                          $346
         22,340   Alltell Corporation                                   1,220
        257,735   AT&T Corporation                                      5,742
         19,212   Avaya, Inc.*                                            284
        132,671   BellSouth Corp.                                       5,567
         11,861   Cabletron Systems*                                      186
          9,534   CenturyTel, Inc.                                        259
         18,159   Citizens Communications Company                         209
         54,436   Global Crossing Ltd.*                                   682
        229,963   Lucent Technologies, Inc.                             2,302
         51,500   Nextel Communications, Inc.*                            837
        110,030   Qwest Communications International, Inc.*             4,500
        233,300   SBC Communications, Inc.                              9,624
         10,382   Scientific-Atlanta, Inc.                                599
         62,241   Sprint Corporation                                    1,331
         62,108   Sprint PCS Group                                      1,592
        187,600   Verizon Communications                               10,331
        202,358   WorldCom, Inc.                                        3,693
                                                                   ----------
                                                                       49,304
                                                                   ----------

                  TELECOMMUNICATIONS EQUIPMENT 1.0%
         10,702   Comverse Technology, Inc.*                              733
        211,495   Nortel Networks Corporation                           3,236
         52,060   Qualcom, Inc.*                                        2,986
         28,664   Tellabs, Inc.*                                        1,006
                                                                   ----------
                                                                        7,961
                                                                   ----------

                  TEXTILES & APPAREL  0.5%
         11,555   Cintas Corporation                                      506
         27,164   CVS Corporation                                       1,601
          4,192   Liz Claiborne, Inc.                                     206
         20,003   Nike, Inc., Class B                                     836
            502   Reebok International Ltd.*                               13
          8,549   VF Corporation                                          347
                                                                   ----------
                                                                        3,509
                                                                   ----------

                  TIRE & RUBBER  0.1%
          5,461   Cooper Tire & Rubber Company                             66
          7,794   Goodrich (B.F.) Company                                 307
         10,647   Goodyear Tire & Rubber Company                          263
                                                                   ----------
                                                                          636
                                                                   ----------

                  TRANSPORTATION  0.3%
          2,911   Cummins Engine Company, Inc.                            121
         20,363   FedEx Corporation*                                      857
         21,400   Harley Davidson, Inc.                                   986
                                                                   ----------
                                                                        1,964
                                                                   ----------



       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  TRAVEL & RECREATION  0.8%
          8,295   Harrahs Entertainment, Inc.*                           $286
         25,284   Hilton Hotels Corporation                               279
         17,200   Marriott International, Inc., Class A                   789
          9,203   Sabre Holding Corporation*                              459
        145,021   Walt Disney Company (The)                             4,387
                                                                   ----------
                                                                        6,200
                                                                   ----------

                  TRUCKING  0.0%
          4,160   Ryder System, Inc.                                       82
                                                                   ----------

                  WASTE MANAGEMENT 0.2%
         13,482   Allied Waste Industries, Inc.*                          215
         43,372   Waste Management, Inc.                                1,059
                                                                   ----------
                                                                        1,274
                                                                   ----------

                  Total Common Stocks (Cost $474,036)                 770,534
                                                                   ----------
      Principal
       Amount
   (in thousands)
   ---------------

                  SHORT-TERM INVESTMENTS  1.1%
                  U.S. TREASURY  0.2%
         $1,500   U.S. Treasury Bill, 0.00%, 11/24/00                   1,500
                                                                   ----------

                  Total U.S. Treasury (Cost $1,500)                     1,500
                                                                   ----------

       Number
     of Shares
   (in thousands)
   -------------

                  INVESTMENT COMPANY   0.9%
          7,216   First American Prime Obligations Fund                 7,216
                                                                   ----------

                  Total Investment Company (Cost $7,216)                7,216
                                                                   ----------

                  Total Short-Term Investments (Cost $8,716)            8,716
                                                                   ----------

                  Total Investments (Cost $482,752)  100.4%           779,250
                                                                   ----------

                  Liabilities, less Other Assets  (0.4%)              (2,988)
                                                                   ----------

                  TOTAL NET ASSETS  100.0%                           $776,262
                                                                   ==========
                  *Non-income producing

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

 LARGE CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  COMMON STOCKS  90.0%
                  AEROSPACE & AIRCRAFT  0.8%
         44,200   General Dynamics Corporation                         $3,407
                                                                   ----------

                  AIR TRANSPORTATION  0.6%
        143,250   Southwest Airlines Company                            2,609
                                                                   ----------
                  BANKING  4.5%
        135,449   Citigroup Inc.                                        6,657
        116,050   Fifth Third Bancorp                                   6,239
         26,900   J.P. Morgan Chase & Co.                               1,291
         32,000   State Street Corporation                              3,321
         50,800   Wells Fargo & Company                                 2,386
                                                                   ----------
                                                                       19,894
                                                                   ----------

                  BEVERAGES  1.7%
         51,000   Coca-Cola Company (The)                               2,356
        122,600   PepsiCo, Inc.                                         5,371
                                                                   ----------
                                                                        7,727
                                                                   ----------

                  BIO-TECHNOLOGY  1.2%
         49,900   Amgen Inc.*                                           3,051
        103,600   Serono SA, ADR*                                       2,134
                                                                   ----------
                                                                        5,185
                                                                   ----------

                  BUSINESS SERVICES  2.9%
         39,200   Computer Sciences Corporation*                        1,397
         98,800   First Data Corporation                                6,663
         48,800   Sabre Group Holdings, Inc.*                           2,433
         40,700   SunGard Data Systems, Inc.*                           2,250
                                                                   ----------
                                                                       12,743
                                                                   ----------
                  COMMUNICATIONS & MEDIA  4.6%
        140,900   Charter Communications, Inc.*                         3,017
         37,700   Clear Channel Communications, Inc.*                   2,104
        148,100   Interpublic Group of Companies, Inc.                  5,028
         82,200   Omnicom Group, Inc.                                   7,221
         99,000   Walt Disney Company (The)                             2,995
                                                                   ----------
                                                                       20,365
                                                                   ----------

                  COMPUTER HARDWARE  0.8%
         66,600   EMC Corporation*                                      2,637
         57,800   Sun Microsystems, Inc.*                                 990
                                                                   ----------
                                                                        3,627
                                                                   ----------

                  COMPUTERS  0.9%
        221,600   Compaq Computer Corporation                           3,878
                                                                   ----------

                  COSMETICS  0.3%
         37,700   Estee Lauder Companies Inc. (The)                     1,499
                                                                   ----------



       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  DRUGS  11.9%
         35,700   Abbott Laboratories                                  $1,656
         49,000   ALZA Corporation*                                     2,240
         49,600   Baxter International, Inc.                            4,521
        130,400   Bristol-Meyers Squibb Company                         7,303
         83,500   Eli Lilly and Company                                 7,098
         63,000   Johnson & Johnson                                     6,078
        124,200   Merck & Co., Inc.                                     9,435
        164,275   Pfizer Inc.                                           7,113
         90,500   Pharmacia Corporation                                 4,730
         52,400   Watson Pharmaceuticals, Inc.*                         2,610
                                                                   ----------
                                                                       52,784
                                                                   ----------

                  ELECTRIC UTILITIES & ELECTRIC EQUIPMENT  2.6%
         20,300   Calpine Corporation*                                  1,157
         50,700   Constellation Energy Group                            2,421
         41,000   Exelon Corporation                                    2,831
         94,300   General Electric Company                              4,576
         10,300   Reliant Resources, Inc.*                                309
                                                                   ----------
                                                                       11,294
                                                                   ----------

                  ELECTRONIC COMPONENTS & SEMICONDUCTORS  6.0%
         67,100   Analog Devices, Inc.*                                 3,175
         29,000   Applied Materials, Inc.*                              1,583
         73,600   Applied Micro Circuits Corporation*                   1,915
         16,100   Broadcom Corporation*                                   669
         44,400   Flextronics International Ltd.*                       1,194
        150,600   Intel Corporation                                     4,655
         33,300   KLA-Tencor Corporation*                               1,830
         22,600   Linear Technology Corporation                         1,086
         42,100   Micron Technology, Inc.                               1,910
         85,537   Molex, Inc., Class A                                  2,712
         31,900   PMC - Sierra, Inc.*                                   1,327
         57,900   Sanmina Corporation*                                  1,688
         47,800   Texas Instruments, Inc.                               1,850
         23,900   Xilinx, Inc*                                          1,135
                                                                   ----------
                                                                       26,729
                                                                   ----------

                  FINANCIAL SERVICES  4.7%
         52,000   American Express Company                              2,207
        119,000   Charles Schwab Corporation (The)                      2,356
         32,900   Fannie Mae                                            2,641
         75,200   Freddie Mac                                           4,948
        170,475   MBNA Corporation                                      6,077
         44,200   Morgan Stanley Dean Witter & Company                  2,775
                                                                   ----------
                                                                       21,004
                                                                   ----------

                  FOOD SERVICES  0.5%
         75,700   SYSCO Corporation                                     2,129
                                                                   ----------

                  GASES 0.5%
         43,700   Praxair, Inc.                                         2,068
                                                                   ----------


                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

LARGE CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  HEALTH CARE SERVICES & SUPPLIES  1.6%
         65,775   Cardinal Health, Inc.                                $4,433
         56,200   Tenet Healthcare Corporation*                         2,509
                                                                   ----------
                                                                        6,942
                                                                   ----------

                  INSURANCE  5.7%
        140,600   AFLAC, Inc.                                           4,471
        117,345   American International Group, Inc.                    9,599
         31,500   Chubb Corporation (The)                               2,103
         19,800   CIGNA Corporation                                     2,113
         43,900   Hartford Financial Services Group, Inc.               2,726
         62,600   MGIC Investment Corporation                           4,068
                                                                   ----------
                                                                       25,080
                                                                   ----------

                  LIQUOR  0.7%
         77,700   Anheuser-Busch Companies, Inc.                        3,107
                                                                   ----------
                  MANUFACTURING  0.3%
         21,800   Illinois Tool Works Inc.                              1,382
                                                                   ----------

                  MEDICAL INSTRUMENTS  1.0%
        122,300   Boston Scientific Corporation*                        1,942
         56,600   Medtronic, Inc.                                       2,524
                                                                   ----------
                                                                        4,466
                                                                   ----------

                  MULTI-INDUSTRY  1.9%
        154,100   Tyco International, Ltd.                              8,224
                                                                   ----------

                  MULTIMEDIA  1.9%
         71,200   AOL Time Warner, Inc.*                                3,596
         67,200   USA Networks, Inc.                                    1,683
         59,287   Viacom Inc., Class B*                                 3,086
                                                                   ----------
                                                                        8,365
                                                                   ----------
                  NETWORKING PRODUCTS  1.9%
        111,000   Cisco Systems, Inc.*                                  1,885
         72,600   Extreme Networks, Inc.*                               2,389
         49,400   Juniper Networks, Inc.*                               2,916
         45,400   Network Appliance, Inc.*                              1,033
                                                                   ----------
                                                                        8,223
                                                                   ----------

                  OIL & GAS - DOMESTIC  6.0%
        114,000   Apache Corporation                                    7,291
         66,300   Burlington Resources, Inc.                            3,130
         76,800   EOG Resources, Inc.                                   3,563
         28,000   Exxon Mobil Corporation                               2,481
         84,600   Phillips Petroleum Company                            5,042
         69,500   Texaco, Inc.                                          5,023
                                                                   ----------
                                                                       26,530
                                                                   ----------


       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  OIL & GAS SERVICES  3.9%
         68,300   Baker Hughes Incorporated                            $2,684
         53,100   El Paso Corporation                                   3,653
         71,275   Enron Corporation                                     4,470
         57,100   ENSCO International Incorporated                      2,221
         62,500   Schlumberger Ltd.                                     4,144
                                                                   ----------
                                                                       17,172
                                                                   ----------

                  RETAIL  7.3%
         10,600   Best Buy Co., Inc.*                                     584
         69,000   Home Depot, Inc. (The)                                3,250
         80,000   Kohl's Corporation*                                   4,884
         38,500   Lowe's Companies, Inc.                                2,426
        170,500   Safeway, Inc.*                                        9,258
        102,700   Walgreen Company                                      4,394
        145,100   Wal-Mart Stores, Inc.                                 7,507
                                                                   ----------
                                                                       32,303
                                                                   ----------

                  SOFTWARE  3.5%
         38,300   Adobe Systems, Inc.                                   1,720
         27,400   BEA Systems, Inc.*                                    1,119
         43,350   Check Point Software Technologies Ltd.*               2,719
        104,100   Microsoft Corporation*                                7,053
         50,100   Oracle Corporation*                                     810
         32,200   VERITAS Software Corporation*                         1,919
                                                                   ----------
                                                                       15,340
                                                                   ----------

                  TELECOMMUNICATIONS  3.3%
         31,300   ALLTEL Corporation                                    1,709
        161,600   Global Crossing Ltd.*                                 2,025
         70,500   Nextel Communications, Inc.*                          1,146
         88,900   Qwest Communications International Inc.*              3,636
         24,784   VoiceStream Wireless Corporation*                     2,602
        176,272   WorldCom, Inc.*                                       3,217
         87,600   XO Communications, Inc.*                                344
                                                                   ----------
                                                                       14,679
                                                                   ----------


                  TELECOMMUNICATIONS EQUIPMENT  4.0%
         46,600   CIENA Corporation*                                    2,566
         38,700   Comverse Technology, Inc.*                            2,651
        112,700   Corning, Inc.                                         2,476
         70,520   JDS Uniphase Corporation*                             1,508
        120,400   Nortel Networks Corporation                           1,842
         52,200   QUALCOMM, Inc.*                                       2,994
         33,500   Scientific-Atlanta, Inc.                              1,933
        266,000   Telefonaktiebolaget LM Ericsson AB, ADR               1,710
                                                                   ----------
                                                                       17,680
                                                                   ----------

                  TOBACCO  0.6%
         52,600   Philip Morris Companies Inc.                          2,636
                                                                   ----------


                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

LARGE CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  TRANSPORTATION  1.0%
         99,300   Harley-Davidson, Inc.                                $4,577
                                                                   ----------

                  TRAVEL & RECREATION  0.9%
        151,900   Carnival Corporation, Class A                         4,025
                                                                   ----------
                  Total Common Stocks (Cost $304,283)                 397,673
                                                                   ----------

    Number of
     Shares
 (in thousands)
---------------
                  SHORT-TERM INVESTMENTS  10.9%
                  INVESTMENT COMPANY  8.4%
         37,031   First American Prime Obligations Fund                37,031
                                                                   ----------
                  Total Investment Company (Cost $37,031)              37,031
                                                                   ----------

   Principal
    Amount
(in thousands)
--------------
                  VARIABLE RATE DEMAND NOTES  2.5%
         $6,000   American Family Financial Services, Inc.              6,000
          5,000   Sara Lee Corporation                                  5,000
                                                                   ----------
                  Total Variable Rate Demand Notes (Cost $11,000)      11,000
                                                                   ----------
                  Total Short-Term Investments (Cost $48,031)          48,031
                                                                   ----------
                  Total Investments (Cost $352,314) 100.9%            445,704
                                                                   ----------
                  Liabilities, less Other Assets (0.9)%               (3,861)
                                                                   ----------
                  TOTAL NET ASSETS 100.0%                            $441,843
                                                                   ----------
              *   Non-income producing
                  AB - Aktiebolag (Swedish Stock Co.)
                  ADR - American Depository Receipt
                  SA - Societe Anonyme (French Corporation)

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  COMMON STOCKS  98.2%
                  BANKING  2.8%
         96,200   Citigroup Inc.                                       $4,728
         55,000   Wells Fargo & Company                                 2,583
                                                                   ----------
                                                                        7,311
                                                                   ----------
                  BROADCASTING  1.0%
         47,000   Clear Channel Communications, Inc.*                   2,622
                                                                   ----------
                  BROKERAGE SERVICES  1.0%
         44,000   Merrill Lynch & Company, Inc.                         2,715
                                                                   ----------
                  COMMUNICATIONS EQUIPMENT  3.8%
         50,000   Alcatel SA, ADR                                       1,623
         20,000   CIENA Corporation*                                    1,101
         15,000   Comverse Technology, Inc.*                            1,028
         54,000   Corning, Inc.                                         1,186
         24,260   JDS Uniphase Corporation*                               519
         23,600   Nokia Corporation, ADR                                  807
        107,000   Nortel Networks Corporation                           1,637
         37,000   QUALCOMM Inc.*                                        2,122
                                                                   ----------
                                                                       10,023
                                                                   ----------
                  COMPUTERS _ NETWORKING  2.4%
        287,400   Cisco Systems, Inc.*                                  4,880
         20,400   Juniper Networks, Inc.*                               1,204
                                                                   ----------
                                                                        6,084
                                                                   ----------
                  COMPUTERS _ PERIPHERAL  2.4%
        135,000   EMC Corporation*                                      5,346
         33,000   Network Appliance, Inc.*                                751
                                                                   ----------
                                                                        6,097
                                                                   ----------
                  COMPUTER HARDWARE  5.1%
         15,300   Apple Computer, Inc.*                                   390
         70,100   Dell Computer Corporation*                            1,839
         63,000   Handspring, Inc.*                                       959
         40,000   Hewlett-Packard Company                               1,137
         37,000   International  Business Machines Corporation          4,260
        260,000   Sun Microsystems, Inc.*                               4,451
                                                                   ----------
                                                                       13,036
                                                                   ----------
                  COMPUTER SOFTWARE  8.2%
         20,000   Adobe Systems, Inc.                                     898
         20,000   BEA Systems, Inc.*                                      817
          7,100   Check Point Software Technologies, Ltd.*                445
        166,000   Microsoft Corporation*                               11,247
        238,000   Oracle Corporation*                                   3,846
         50,000   Siebel Systems, Inc.*                                 2,279
         34,000   VERITAS Software Corporation*                         2,027
                                                                   ----------
                                                                       21,559
                                                                   ----------


       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  COSMETICS & TOILETRIES  1.1%
         50,000   Kimberly-Clark Corporation                           $2,970
                                                                   ----------
                  DRUGS  14.0%
         30,000   American Home Products Corporation                    1,733
        110,000   Bristol-Myers Squibb Company                          6,160
         60,000   Eli Lilly and Company                                 5,100
        120,000   Merck & Co., Inc.                                     9,116
        221,750   Pfizer Inc.                                           9,602
         35,000   Pharmacia Corporation                                 1,829
         60,000   Watson Pharmaceuticals, Inc.*                         2,988
                                                                   ----------
                                                                       36,528
                                                                   ----------
                  ELECTRICAL EQUIPMENT  4.8%
         46,900   Flextronics International Ltd.*                       1,261
        235,500   General Electric Company                             11,429
                                                                   ----------
                                                                       12,690
                                                                   ----------
                  ELECTRONICS _ SEMICONDUCTORS  7.0%
         26,000   Analog Devices, Inc.*                                 1,230
         42,400   Applied Micro Circuits Corporation*                   1,103
          6,400   Broadcom Corporation*                                   266
        245,560   Intel Corporation                                     7,590
         50,000   Micron Technology, Inc.                               2,269
         85,000   Texas Instruments, Inc.                               3,290
         60,000   Vitesse Semiconductor Corporation*                    2,034
         13,900   Xilinx, Inc.*                                           660
                                                                   ----------
                                                                       18,442
                                                                   ----------
                  FINANCE  1.1%
         31,700   American Express Company                              1,345
         25,000   Freddie Mac                                           1,645
                                                                   ----------
                                                                        2,990
                                                                   ----------
                  FOOD & BEVERAGE  4.2%
         50,000   Anheuser-Busch Companies, Inc.                        2,000
         23,500   Coca-Cola Company (The)                               1,085
         85,800   H. J. Heinz Company                                   3,359
         75,000   PepsiCo, Inc.                                         3,286
         40,000   Ralston Purina Group                                  1,216
                                                                   ----------
                                                                       10,946
                                                                   ----------
                  HEALTH TECHNOLOGY  1.6%
         30,600   Amgen Inc.*                                           1,871
         10,000   Genzyme Corporation*                                  1,090
         54,500   Serono SA, ADR*                                       1,123
                                                                   ----------
                                                                        4,084
                                                                   ----------
                  HOUSEHOLD PRODUCTS  2.6%
         90,000   Clorox Company                                        2,865
         63,658   Procter & Gamble Company                              3,823
                                                                   ----------
                                                                        6,688
                                                                   ----------

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  INSURANCE  3.2%
        103,519   American International Group, Inc.                   $8,468
                                                                   ----------
                  MANUFACTURING  2.9%
         94,164   Illinois Tool Works Inc.                              5,968
         30,000   Tyco International Ltd.                               1,601
                                                                   ----------
                                                                        7,569
                                                                   ----------
                  MEDICAL PRODUCTS & SERVICES  7.3%
         38,900   Baxter International Inc.                             3,546
         93,375   Cardinal Health, Inc.                                 6,293
         50,000   Guidant Corporation*                                  2,050
         30,000   Johnson & Johnson                                     2,894
         99,530   Medtronic, Inc.                                       4,439
                                                                   ----------
                                                                       19,222
                                                                   ----------
                  METALS & MINING  0.8%
         50,000   Alcoa Inc.                                            2,070
                                                                   ----------
                  MULTIMEDIA  4.9%
        234,000   AOL Time Warner Inc.*                                11,817
         13,700   McGraw-Hill Companies, Inc. (The)                       887
                                                                   ----------
                                                                       12,704
                                                                   ----------
                  ENERGY  4.2%
          2,500   Ashland Inc.                                            108
         88,929   El Paso Corporation                                   6,118
         34,238   Exxon Mobil Corporation                               3,033
         22,800   Global Marine Inc.*                                     656
         25,000   Valero Energy Corporation                             1,204
                                                                   ----------
                                                                       11,119
                                                                   ----------
                  PRODUCER MANUFACTURING  0.6%
         30,000   Textron, Inc.                                         1,590
                                                                   ----------
                  RETAIL  9.0%
          5,000   Federated Department Stores, Inc.,
                   warrants, 12/19/01*                                     76
         25,300   Gap, Inc. (The)                                         701
         77,000   Home Depot, Inc. (The)                                3,627
        100,200   Kohl's Corporation*                                   6,118
         76,244   Safeway, Inc.*                                        4,140
         35,000   Target Corporation (The)                              1,346
        148,000   Wal-Mart Stores, Inc.                                 7,658
                                                                   ----------
                                                                       23,666
                                                                   ----------
                  SCIENTIFIC INSTRUMENTS  0.9%
         40,000   Millipore Corporation                                 2,294
                                                                   ----------


       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  TELECOMMUNICATIONS SERVICE  1.3%
         28,000   BellSouth Corporation                                $1,175
         25,000   Qwest Communications International Inc.*              1,023
         22,072   Verizon Communications Inc.                           1,216
                                                                   ----------
                                                                        3,414
                                                                   ----------

                  Total Common Stocks (Cost $195,787)                 256,901
                                                                   ----------
      Number of
      Contracts
     ----------
                  PUT OPTIONS PURCHASED  0.0%
            200   Procter & Gamble Company, expires 5/19/01,
                  exercise price $55                                       11
                                                                   ----------
                  Total Put Options Purchased (Cost $42)                   11
                                                                   ----------

    Number of
     Shares
 (in thousands)
 --------------
                  SHORT-TERM INVESTMENTS  1.9%
                  INVESTMENT COMPANIES  1.9%
          1,235   First American Prime Obligations Fund                 1,235
          1,354   Lindner Government Money Market Fund                  1,354
          2,500   RNC Money Market Fund                                 2,500
                                                                   ----------
                  Total Short-Term Investments (Cost $5,089)            5,089
                                                                   ----------
                  Total Investments (Cost $200,918)  100.1%           262,001
                                                                   ----------
                  Liabilities, less Other Assets  (0.1)%                (300)
                                                                   ----------
                  TOTAL NET ASSETS  100.0%                           $261,701
                                                                   ==========

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  SCHEDULE OF CALL OPTIONS WRITTEN
            250   Kohl's Corporation, expires 5/19/01,
                  exercise price $70                                       $8
            200   Merrill Lynch & Company, Inc., expires 7/21/01,
                  exercise price $70                                       48
            250   Wal-Mart Stores, Inc., expires 6/16/01,
                  exercise price $55                                       40
                                                                   ----------
                  Total Call Options Written (Premiums received $127)      96
                                                                   ----------
                  SCHEDULE OF PUT OPTIONS WRITTEN
             25   VERITAS Software Corporation, expires 5/19/01,
                  exercise price $75                                       40
                                                                   ----------
                  Total Put Options Written (Premiums received $21)        40
                                                                   ----------
                  Total Options Written (Premiums received $148)         $136
                                                                   ----------
                  *Non-income producing

                  ADR _ American Depository Receipt
                  SA _ Societe Anonyme (French Corporation)
                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

INTERNATIONAL VALUE FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)


       Number                                                      Market Value
      of Shares                                 Industry          (in thousands)
     ----------                                 ---------         --------------

                  COMMON AND PREFERRED STOCKS  98.6%
                  BELGIUM  0.9%
         17,000   Fortis (B)                    Financial Services        $437
                                                                    ----------
                  CROATIA  0.6%
         25,000   Pliva d.d. 144A GDR**         Drugs                      293
                                                                    ----------
                  FINLAND  2.2%
              1   Instrumentarium Corporation   Medical Products             0
         50,000   Metso Oyj                     Machinery                  505
         18,000   Tietoenator Oyj               Computer Software          554
                                                                    ----------
                                                                         1,059
                                                                    ----------
                  FRANCE  8.3%
         30,000   Alstom                        Machinery                  864
          5,200   Compagnie de Saint Gobain     Building & Construction    784
         14,000   Pechiney SA                   Metal Processing           736
          7,600   TotalFinaElf SA               Oil & Gas Exploration    1,132
         45,000   Usinor SA                     Steel                      588
                                                                    ----------
                                                                         4,104
                                                                    ----------
                  GERMANY  10.2%
         10,000   Adidas-Salomon AG             Footwear                   603
         16,300   BASF AG                       Chemicals                  694
          9,787   Bayerische Hypo-
                    und Vereinsbank AG          Financial Services         542
         15,600   E.On AG                       Utilities                  783
         15,000   Linde AG                      Machinery                  680
          5,900   SAP AG                        Software                   942
         16,000   Volkswagen AG                 Automobiles                796
                                                                    ----------
                                                                         5,040
                                                                    ----------
                  GREAT BRITAIN  18.0%
         99,000   Boots Company PLC             Retail                     875
        100,845   British Airways PLC           Airlines                   509
        100,650   British
                    Telecommunciations PLC      Telecommunications         803
          3,500   GlaxoSmithKline PLC           Drugs                      925
         75,000   Great Universal Stores
                    PLC (The)                   Retail                     579
        108,000   Lloyds TSB Group PLC          Banks                    1,123
         99,000   Nycomed Amersham PLC          Medical Products           755
        275,151   Rolls-Royce PLC*              Aerospace & Aircraft       838
         21,900   Royal Bank of Scotland
                   Group PLC - V                Banks                       27
         34,057   Royal Bank of Scotland
                   Group PLC                    Banks                      789
         50,381   Standard Chartered PLC        Banks                      714
        120,000   Unilever PLC                  Consumer Goods             906
                                                                    ----------
                                                                         8,843
                                                                    ----------

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

INTERNATIONAL VALUE FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

       Number                                                      Market Value
      of Shares                                 Industry          (in thousands)
     ----------                                 ---------         --------------

                  GREECE  0.6%
         20,000   Hellenic Telecommunications
                    Organization SA             Telecommunications        $298
                                                                    ----------
                  HONG KONG  3.8%
         80,000   China Mobile (Hong Kong)
                   Limited*                     Telecommunications         393
         54,390   HSBC Holdings PLC             Banks                      690
         44,500   Hutchison Whampoa Limited     Diversified Operations     481
        142,000   Peregrine Investments
                   Holdings Limited             Financial Services           0
        250,000   SmarTone Telecommunications
                   Limited                      Telecommunications         293
                                                                    ----------
                                                                         1,857
                                                                    ----------
                  IRELAND  1.4%
         70,000   Bank of Ireland               Banks                      671
                                                                    ----------
                  ITALY  5.4%
        347,000   Banca Nazionale del Lavoro    Banks                    1,105
        135,000   ENI SPA                       Oil & Gas Exploration      924
        450,000   Parmalat Finanziaria SPA      Food Products              638
                                                                    ----------
                                                                         2,667
                                                                    ----------
                  JAPAN  17.5%
        130,000   Asahi Chemical Industry, Ltd. Chemicals                  669
         18,000   Daiichi Pharmaceutical
                   Co., Ltd.                    Drugs                      392
         83,000   Hitachi Ltd.                  Electrical Products        805
         16,000   Honda Motor Co., LTD          Automobiles                644
          7,200   Mabuchi Motor Co., LTD        Manufacturing              722
         28,000   Matsushita Electric
                   Industrial Co., LTD          Electronics                467
            104   Mizuho Holdings, Inc.         Banks                      641
         34,000   NEC Corporation               Electrical Products        621
         30,000   Nihon Unisys, Ltd.            Software                   240
         10,000   Promise Co., LTD              Financial Services         817
         35,000   Sankyo Company, Ltd.          Drugs                      731
         12,200   Sony Corporation              Electronics                912
        100,000   Sumitomo Trust & Banking
                   Co., Ltd. (The)              Banks                      679
          5,000   TDK Corporation               Computers                  291
                                                                    ----------
                                                                         8,631
                                                                    ----------
                  MEXICO  1.4%
         10,000   Grupo Televisa SA             Telecommunications         380
          9,500   Telefonos de Mexico SA        Telecommunications         329
                                                                    ----------
                                                                           709
                                                                    ----------
                  NETHERLANDS  6.8%
         48,434   ABN AMRO Holding NV           Banks                      975
         10,104   ING Group NV                  Insurance                  689
         75,118   Koninklijke KPN NV            Telecommunications         918
         27,000   Wolters Kluwer NV             Publishing                 746
                                                                    ----------
                                                                         3,328
                                                                    ----------

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

INTERNATIONAL VALUE FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

       Number                                                      Market Value
      of Shares                                 Industry          (in thousands)
     ----------                                 ---------         --------------
                  NORWAY  1.9%
         91,000   Petroleum Geo Services ASA    Oil & Gas Exploration     $944
                                                                    ----------
                  RUSSIA  1.1%
         12,600   Lukoil Holding ADR            Oil & Gas - International  524
                                                                    ----------
                  SLOVAK REPUBLIC  0.1%
         32,400   Slovakofarma 144A GDR**       Health & Beauty Aids        42
                                                                    ----------
                  SOUTH KOREA  2.1%
         43,000   Kookmin Bank                  Financial Services         509
          5,400   Samsung Electronics ADR*      Electronics                501
                                                                    ----------
                                                                         1,010
                                                                    ----------
                  SPAIN  3.5%
         55,000   Iberdrola SA                  Electric                   811
        111,000   Telefonica Moviles SA         Telecommunications         921
                                                                    ----------
                                                                         1,732
                                                                    ----------
                  SWEDEN  4.9%
          7,956   ABB Ltd.*                     Engineering                570
         30,000   Atlas Copco AB, Class B       Mining                     643
         50,000   Electrolux AB                 Appliances                 825
         64,345   Nordea AB                     Financial Services         388
                                                                    ----------
                                                                         2,426
                                                                    ----------
                  SWITZERLAND  7.9%
            529   Nestle SA                     Food                     1,095
            549   Novartis AG                   Drugs                      853
             70   Roche Holding AG              Drugs                      503
          3,230   Swisscom AG                   Telecommunications         840
          1,636   Zurich Financial Services AG  Insurance                  582
                                                                    ----------
                                                                         3,873
                                                                    ----------
                  Total Common and Preferred Stocks (Cost $50,388)      48,488
                                                                    ----------

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

INTERNATIONAL VALUE FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

Principal Amount                                                 Market Value
 (in thousands)                                                (in thousands)
----------------                                               --------------

                  SHORT-TERM INVESTMENT  1.8%
                  VARIABLE RATE DEMAND NOTE  1.8%
           $870   Chase U.S.                                              $870
                                                                    ----------
                  Total Short-Term Investment (Cost $870)                  870
                                                                    ----------
                  Total Investments (Cost $51,258)  100.4%              49,358
                                                                    ----------
                  Liabilities, less Other Assets  (0.4)%                 (203)
                                                                    ----------
                  TOTAL NET ASSETS  100%                               $49,155
                                                                    ==========
                  ** Non-income producing
                  ** Unregistered security

                  AB _ Aktiebolag (Swedish Stock Co.)
                  ADR _ American Depository Receipt
                  AG _ Aktiengesellschaft (German Stock Co.)
                  GDR _ Global Depository Receipt
                  NV _ Naamloze Vennootschaap (Dutch Corporation) PLC _ Public Limited Company
                  SA _ Societe Anonyme (French Corporation)
                  SpA _ Societa per Azioni (Italian Corporation)

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

INTERNATIONAL GROWTH FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

       Number                                                      Market Value
      of Shares                                 Industry          (in thousands)
     ----------                                 ---------         --------------

                  COMMON STOCKS  94.5%
                  AUSTRALIA  5.1%
        645,840   BRL Hardy Limited             Beverages               $3,035
        167,615   Macquarie Bank Limited        Banks                    2,555
      1,115,000   Oil Search Limited*           Oil & Gas                  774
        605,280   ResMed Inc.*                  Medical Products         2,742
                                                                    ----------
                                                                         9,106
                                                                    ----------
                  DENMARK  2.3%
         58,240   Carlsberg A/S                 Brewery                  2,615
         33,020   Vestas Wind Systems A/S       Power Converter
                                                /Equipment               1,541
                                                                    ----------
                                                                         4,156
                                                                    ----------
                  FRANCE  15.6%
         14,300   Alcatel SA                    Telecommunications         465
         45,500   Assurances Generales
                   de France                    Insurance                2,705
         14,400   Atos Origin*                  Computer Services        1,213
         41,126   Aventis SA                    Pharmaceuticals          3,183
          6,930   Castorama Dubois
                   Investissements SA           Retail                   1,481
            202   Centros Comerciales
                   Carrefour, SA                Retail                       3
         13,250   Compagnie de Saint-Gobain     Building & Construction  1,997
        128,400   Grupo Dragados, SA            Building & Construction  1,586
        199,500   Indra Sistemas, SA            Computer Services        1,967
        333,200   Orange SA*                    Telecommunications       3,510
         40,400   Schneider Electric SA         Machinery - Electrical   2,756
         17,787   Total Fina SA, Class B        Oil Companies
                                                - Integrated             2,649
         49,600   Vivendi Environnement*        Water Treatment Systems  2,171
         32,600   Vivendi Universal SA          Multimedia               2,256
                                                                    ----------
                                                                        27,942
                                                                    ----------
                  GERMANY  9.6%
          7,830   Allianz AG                    Insurance                2,253
         66,000   Deutsche Post AG              Transportation           1,118
         53,600   Deutsche Telekom AG           Telecommunications       1,397
         31,960   Fresenius Medical Care AG     Health Care              2,380
         34,680   Henkel AG                     Household Products       2,174
         70,600   Kamps AG                      Food                       689
         19,550   Marschollek Lautenshlaeger
                   und Partner AG               Financial Services       2,167
            560   Novartis AG                   Pharmaceuticals            870
         42,700   Schering AG                   Pharmaceuticals          2,109
         12,850   UBS AG                        Financial Services       1,955
                                                                    ----------
                                                                        17,112
                                                                    ----------
                  HONG KONG  3.6%
        247,000   China Mobile (Hong Kong)
                   Limited*                     Telecommunications       1,213
        988,000   China Resources Enterprise
                   Limited                      Diversified Operations   1,451
        107,400   Hang Seng Bank Limited        Banks                    1,267
         91,000   Hutchinson Whampoa Limited    Diversified Operations     983
        670,000   Wharf (Holdings)
                   Limited (The)                Diversified Operations   1,572
                                                                    ----------
                                                                         6,486
                                                                    ----------

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

INTERNATIONAL GROWTH FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

         Number                                                  Market Value
      of Shares                                 Industry          (in thousands)
     ----------                                 ---------         --------------

                  IRELAND  0.6%
        105,500   Irish Life &
                   Permanent PLC                Financial Services      $1,160
                                                                    ----------
                 ITALY  4.3%
         74,400   Assicurazioni Generali SpA    Insurance                2,401
        229,750   Autogrill SpA                 Restaurants              2,587
        395,800   ENI SpA                       Oil Companies
                                                - Integrated             2,709
                                                                    ----------
                                                                         7,697
                                                                    ----------
                  JAPAN  20.4%
         19,700   Avex, Inc.                    Entertainment
                                                -Television              1,507
         15,700   C TWO-NETWORK Company,
                   Limited                      Food                     1,088
         62,000   Daiichi Pharmaceutical
                   Co., Ltd.                    Pharmaceuticals          1,350
        148,000   Daiwa Securities Co. Limited  Financial Services       1,677
         33,100   ENPLAS CORPORATION            Electrical & Electronics   798
          9,100   Fanuc Ltd.                    Electronic Components      509
         10,400   Fast Retailing
                   Company Limited              Retail                   2,245
         62,000   Fuji Heavy Industries Ltd.    Automobiles                451
         16,000   Fuji Photo Film Company,
                   Limited                      Photo Equipment            645
            154   Fuji Television Network,
                   Incorporated                 Entertainment -
                                                Television               1,117
         94,000   Furukawa Electric Co.         Electrical &
                                                Electronics              1,122
         17,200   Hogy Medical Company          Health Care                835
        245,000   Japan Radio                   Telecommunications       1,388
        232,000   Kanebo, Ltd.*                 Cosmetics & Toiletries     714
        356,000   Kanematsu Corporation*        Electrical & Electronics 1,052
         73,600   KOA Corporation               Electrical & Electronics 1,022
         32,100   KOSE Corporation              Cosmetics & Toiletries   1,104
         25,600   Meitec Corporation            Business Services          933
         82,000   NGK INSULATORS, LIMITED       Electrical & Electronic    947
          7,300   Nintendo Co.                  Entertainment            1,170
        173,000   NIPPON CHEMI-CON CORPORATION  Capacitors               1,036
            200   Nippon Telegraph &
                   Telephone Corporation        Telecommunications       1,271
        297,000   Nissan Motor Co., Ltd.        Automobiles              2,036
        172,000   Noritake Co., Limited         Housewares               1,029
             37   NTT Mobile Communications
                   Network, Inc.                Telecommunications         761
         17,700   Promise Co., Ltd.             Financial Services       1,447
        147,000   Sanyo Electric Co., Ltd.      Electrical &
                                                Electronics                909
        111,000   Sumitomo Mitsui Banking
                   Corporation                  Financial Services       1,037
         19,000   Taiyo Ink Mfg. Co., Ltd.      Chemicals                  789
         28,000   Tohoku Pioneer Corporation    Electrical &
                                                Electronics              1,054
         37,000   TOKYO BROADCASTING
                  SYSTEM, INC.                  Television                 830
         13,500   Toys R Us-Japan, Limited      Retail                   1,443
         14,800   Yamada Denki                  Retail                   1,215
                                                                    ----------
                                                                        36,531
                                                                    ----------
                  MEXICO  0.5%
         25,500   Telefonos de Mexico SA de
                   CV (Telmex), ADR             Telephone                  882
                                                                    ----------

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

 INTERNATIONAL GROWTH FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

        Number                                                    Market Value
      of Shares                                 Industry          (in thousands)
     ----------                                 ---------         --------------

                  NETHERLANDS  7.2%
         43,700   Akzo Nobel NV                 Chemicals &
                                                 Pharmaceuticals        $1,819
         98,900   ASM Lithography Holding NV*   Electronic Components    2,613
        157,800   Elsevier NV                   Publishing               2,159
         13,400   Gucci Group NV,
                   Sponsored ADR                Textile/Apparel          1,220
         54,155   Jomed NV*                     Medical Products         1,623
         44,658   Koninklijke (Royal)
                   Philips Electronics NV       Electronic Components    1,311
         48,000   STMicroelectronics NV         Electronic Components    1,934
         11,200   TNT Post Group NV*            Transportation             264
                                                                    ----------
                                                                        12,943
                                                                    ----------
                  PORTUGAL  1.0%
        175,900   Portugal Telecom SGPS, SA     Telecommunications       1,706
                                                                    ----------
                  SINGAPORE  1.5%
        282,000   Capitaland Limited*           Real Estate                356
         98,840   Datacraft Asia Limited        Telecommunications         504
        885,000   Singapore Telecommunications
                   Limited                      Telecommunications         884
        143,000   United Overseas Bank Limited  Banks                      950
                                                                    ----------
                                                                         2,694
                                                                    ----------
                  SPAIN  4.0%
        260,000   Banco Santander Central
                   Hispano SA                   Financial Services       2,582
        147,700   NH Hoteles SA                 Hotels & Lodging         1,963
        151,080   Telefonica SA                 Telecommunications       2,556
                                                                    ----------
                                                                         7,101
                                                                    ----------
                  SWITZERLAND  1.4%
          1,175   Nestle SA                     Food                     2,433
                                                                    ----------
                  UNITED KINGDOM  17.4%
         81,000   Abbey National PLC            Financial Services       1,437
         83,000   Allied Domecq PLC             Food & Beverages           508
          6,600   AstraZeneca PLC               Pharmaceuticals            308
         92,100   Cadbury Schweppes PLC         Food & Beverages           568
        155,245   Celltech Group PLC*           Biotechnology
                                                /Pharmaceuticals         2,688
        180,700   CGNU PLC                      Insurance                2,508
        335,911   Dixons Group PLC              Retail                   1,173
        192,000   Electrocomponents PLC         Electrical & Electronic  1,701
         80,681   GlaxoSmithKline PLC           Pharmaceuticals          2,132
        138,900   Lloyds TSB Group, PLC         Financial Services       1,444
        186,250   Misys PLC                     Computer Services        1,698
        219,200   Next PLC                      Retail                   2,870
        194,830   Reckitt Benckiser PLC         Consumer Products        2,658
        304,000   Scottish & Southern
                   Energy PLC                   Utilities_Gas
                                                & Electric               2,610
        250,100   Shell Transport & Trading
                   Company PLC                  Oil & Gas                2,088
        664,850   Tesco PLC                     Food                     2,378
        815,000   Vodafone Group PLC            Telecommunications       2,475
                                                                    ----------
                                                                        31,244
                                                                    ----------
                  Total Common Stocks (Cost $172,511)                  169,193
                                                                    ----------

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

INTERNATIONAL GROWTH FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

Number of Shares                                                 Market Value
 (in thousands)                                 Industry       (in thousands)
 --------------                                 --------       --------------

                  SHORT-TERM INVESTMENTS  4.3%
                  INVESTMENT COMPANIES  4.3%
              3   Chase US                      Investment Companies        $3
          7,688   Deutsche Liquid Assets Fund   Investment Companies     7,688
                                                                    ----------
                  Total Short-Term
                   Investments (Cost $7,691)                             7,691
                  Total Investments
                  (Cost $180,202) 98.8%                                176,884
                                                                    ----------
                  Other Assets, less Liabilities  1.2%                   2,230
                                                                    ----------
                  TOTAL NET ASSETS  100.0%                            $179,114
                                                                    ==========
                  *Non-income producing
                  AB - Aktiebolag (Swedish Stock Co.)
                  ADR - American Depository Receipt
                  AG - Aktiengesellschaft (German Stock Co.)
                  NV - Naamloze Vennootschaap (Dutch Corporation)
                  PLC - Public Limited Company
                  SA - Societe Anonyme (French Corporation)
                  SpA - Societa per Azioni (Italian Corporation)

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

MIDCAP INDEX FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  COMMON STOCKS  92.3%
                  AEROSPACE & AIRCRAFT  0.1%
            251   Litton Industries, Inc.*                                $20
          2,200   Sequa Corporation                                       102
                                                                   ----------
                                                                          122
                                                                   ----------
                  AUTOS & TRUCKS  0.6%
         15,700   ArvinMeritor, Inc.                                      242
          5,500   BorgWarner, Inc.                                        245
         14,200   Lear Corporation*                                       511
          5,500   Superior Industries International, Inc.                 221
                                                                   ----------
                                                                        1,219
                                                                   ----------
                  BANKING  6.8%
         14,660   Associated Banc-Corp                                    512
         30,900   Banknorth Group, Inc.                                   612
         10,200   City National Corporation                               394
         25,800   Compass Bancshares, Inc.                                597
         27,700   First Tennessee National Corporation                    905
          9,900   First Virginia Banks, Inc.                              434
         18,900   FirstMerit Corporation                                  466
          8,500   Greater Bay Bancorp                                     232
         35,600   Hibernia Corporation                                    581
          6,400   Investors Financial Services Corporation                458
         23,400   Marshall & Ilsley Corporation                         1,181
         15,050   Mercantile Bankshares Corporation                       565
         20,669   M&T Bank Corporation                                  1,479
         46,880   National Commerce Bancorporation                      1,168
         38,700   North Fork Bancorporation, Inc.                       1,027
         17,000   Pacific Century Financial Corporation                   381
         11,700   Provident Financial Group, Inc.                         349
         11,300   Silicon Valley Bancshares                               283
         17,200   TCF Financial Corporation                               654
          7,700   Westamerica Bancorporation                              282
          6,900   Wilmington Trust Corporation                            399
         19,500   Zions Bancorporation                                  1,039
                                                                   ----------
                                                                       13,998
                                                                   ----------
                  BIOTECHNOLOGY  0.9%
         31,500   IDEC Pharmaceuticals Corporation*                     1,550
         13,750   Incyte Genomics, Inc.*                                  222
                                                                   ----------
                                                                        1,772
                                                                   ----------
                  BUILDING & CONSTRUCTION  0.7%
         29,200   Clayton Homes, Inc.                                     407
          9,000   Dycom Industries, Inc.*                                 148
          8,850   Granite Construction, Inc.                              227
         14,007   Lennar Corporation                                      613
                                                                   ----------
                                                                        1,395
                                                                   ----------


       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  BUILDING MATERIALS  0.7%
         14,900   American Standard Companies, Inc.                      $898
         10,000   Martin Marietta Materials, Inc.                         460
          9,500   USG Corporation                                         103
                                                                   ----------
                                                                        1,461
                                                                   ----------
                  BUSINESS SERVICES  2.9%
         19,500   Avnet, Inc.                                             497
          9,200   Avocent Corporation*                                    229
         13,200   Catalina Marketing Corporation*                         461
         17,300   Dun & Bradstreet Corporation (The)*                     480
         19,200   Galileo International, Inc.                             469
         18,300   Gartner, Inc.*                                          142
         14,500   Harte-Hanks, Inc.                                       334
          5,700   Jacobs Engineering Group, Inc.*                         376
         14,900   Keane, Inc.*                                            264
          7,700   Kelly Services, Inc., Class A                           182
          8,100   Korn/Ferry International*                               146
         16,200   Manpower, Inc.                                          524
         20,925   Modis Professional Services, Inc.*                      109
          5,400   NCO Group, Inc.*                                        146
          9,900   Plexus Corporation*                                     304
         13,800   Quanta Services, Inc.*                                  355
         10,700   True North Communications, Inc.                         409
         20,000   Viad Corporation                                        497
                                                                   ----------
                                                                        5,924
                                                                   ----------
                  CHEMICALS  2.4%
         10,600   A. Schulman, Inc                                        124
         14,200   Airgas, Inc.*                                           127
          9,800   Albemarle Corporation                                   229
         14,200   Cabot Corporation                                       462
          5,055   Cabot Microelectronics Corporation*                     324
         24,300   Crompton Corporation                                    246
          8,600   Cytec Industries, Inc.*                                 281
          7,400   Ferro Corporation                                       154
          3,000   H.B. Fuller Company                                     124
         11,900   Lubrizol Corporation (The)                              348
         25,200   Lyondell Chemical Company                               396
          4,400   Minerals Technologies, Inc.                             169
          9,600   Olin Corporation                                        182
         22,800   Solutia, Inc.                                           290
         28,300   Waters Corporation*                                   1,477
                                                                   ----------
                                                                        4,933
                                                                   ----------
                  COMMUNICATIONS & MEDIA  1.5%
         25,200   Belo Corporation                                        445
          7,499   Chris-Craft Industries, Inc.*                           532
         11,300   Emmis Communications Corporation*                       288
         10,100   Entercom Communications Corporation*                    461
         24,800   Hispanic Broadcasting Corporation*                      594
          4,900   Media General, Inc.                                     236
         23,900   Westwood One, Inc.*                                     627
                                                                   ----------
                                                                        3,183
                                                                   ----------

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

MIDCAP INDEX FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)


       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  COMPUTERS  0.8%
          8,100   InFocus Corporation*                                   $158
         19,400   Jack Henry & Associates, Inc.                           547
         31,900   Quantum Corporation - DLT & Storage Systems*            364
         15,100   SanDisk Corporation*                                    405
         21,800   Storage Technology Corporation*                         279
                                                                   ----------
                                                                        1,753
                                                                   ----------
                  COMPUTER SERVICES  3.7%
         11,800   Affiliated Computer Services, Inc.*                     850
         12,900   BISYS Group, Inc. (The)*                                622
         53,763   Cadence Design Systems, Inc.*                         1,113
         31,885   Ceridian Corporation*                                   574
         16,600   CheckFree Corporation*                                  661
         27,207   DST Systems, Inc.*                                    1,336
         29,900   SunGard Data Systems, Inc.*                           1,653
          7,544   Sykes Enterprises, Inc.*                                 43
         13,900   Synopsys, Inc.*                                         798
                                                                   ----------
                                                                        7,650
                                                                   ----------
                  CONSUMER PRODUCTS  0.8%
         10,200   Blyth, Inc.                                             234
          9,700   Carter-Wallace, Inc.                                    220
         20,300   Dial Corporation (The)                                  265
         20,500   Energizer Holdings, Inc.*                               488
         16,700   Pennzoil-Quaker State Company                           237
         22,500   RPM, Inc.                                               215
                                                                   ----------
                                                                        1,659
                                                                   ----------
                  COSMETICS & SOAP  0.1%
          9,700   Church & Dwight Company, Inc.                           233
                                                                   ----------

                  DATA PROCESSING  1.1%
         18,900   Acxiom Corporation*                                     287
         13,800   ChoicePoint, Inc.*                                      512
         11,200   CSG Systems International, Inc.*                        652
         64,900   Informix Corporation*                                   324
         19,539   Reynolds & Reynolds Company (The), Class A              404
                                                                   ----------
                                                                        2,179
                                                                   ----------
                  DISTRIBUTION  0.7%
         20,900   Arrow Electronics, Inc.                                 585
          8,100   Fastenal Company                                        525
         11,300   Tech Data Corporation*                                  394
                                                                   ----------
                                                                        1,504
                                                                   ----------
                  DRUGS  4.4%
         11,368   AmeriSource Health Corporation*                         614
          7,500   Barr Laboratories, Inc.*                                435
         28,800   Bergen Brunswig Corporation                             527
         11,700   COR Therapeutics, Inc.*                                 363
         21,000   Gilead Sciences, Inc.*                                1,029
         17,000   ICN Pharmaceuticals, Inc.                               435


       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  DRUGS  4.4% (CONT.)
         34,850   IVAX Corporation                                     $1,396
         47,300   Millennium Pharmaceuticals, Inc.*                     1,735
         26,700   Mylan Laboratories, Inc.                                714
         15,700   Perrigo Company*                                        187
         10,100   Protein Design Labs, Inc.*                              649
         16,909   Sepracor, Inc.*                                         446
         13,500   Vertex Pharmaceuticals, Inc.*                           520
                                                                   ----------
                                                                        9,050
                                                                   ----------
                  ELECTRIC  5.9%
         16,800   ALLETE                                                  409
         16,800   Alliant Energy Corporation                              524
          5,700   Black Hills Corporation                                 293
          4,800   Cleco Corporation                                       216
         19,000   Conectiv                                                424
         28,300   DPL, Inc.                                               877
         12,700   DQE, Inc.                                               386
         27,900   Energy East Corporation                                 562
          6,900   Hawaiian Electric Industries, Inc.                      256
          8,000   IDACORP, Inc.                                           308
         13,200   Kansas City Power & Light Company                       344
         15,540   MDU Resources Group, Inc.                               622
         22,600   Montana Power Company (The)*                            282
         31,800   Northeast Utilities                                     568
         11,500   NSTAR                                                   464
         17,700   OGE Energy Corporation                                  390
         24,200   Potomac Electric Power Company                          529
          8,400   Public Service Company of New Mexico                    303
         18,200   Puget Energy, Inc.                                      432
         22,369   SCANA Corporation                                       628
         16,700   Sierra Pacific Resources                                267
         26,900   TECO Energy, Inc.                                       860
         21,973   UtiliCorp United, Inc.                                  776
         14,600   Vectren Corporation                                     331
         14,800   Western Resources, Inc.                                 367
         26,000   Wisconsin Energy Corporation                            572
                                                                   ----------
                                                                       11,990
                                                                   ----------
                  ELECTRONICS  2.6%
          6,800   AMETEK, Inc.                                            188
         15,200   Diebold, Inc.                                           495
          5,800   DSP Group, Inc.*                                        126
         16,600   Gentex Corporation*                                     448
         13,000   Hubbell, Inc.                                           359
          8,300   L-3 Communications Holdings, Inc.*                      641
         28,150   Microchip Technology, Inc.*                             814
          9,100   Sawtek, Inc.*                                           224
         33,900   SCI Systems, Inc.*                                      866
         16,400   Sensormatic Electronics Corporation*                    238
          9,600   UCAR International, Inc.*                               115
         29,525   Vishay Intertechnology, Inc.*                           737
                                                                   ----------
                                                                        5,251
                                                                   ----------

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

MIDCAP INDEX FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)


       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  ENTERTAINMENT & LEISURE  1.7%
         16,100   Callaway Golf Company                                  $391
          7,500   GTECH Holdings Corporation*                             244
         16,700   International Game Technology*                          934
         11,300   International Speedway Corporation                      509
         16,300   Mandalay Resort Group*                                  387
         64,200   Park Place Entertainment Corporation*                   714
         16,800   Six Flags, Inc.*                                        369
                                                                   ----------
                                                                        3,548
                                                                   ----------
                  FINANCIAL SERVICES  3.3%
         17,600   A.G. Edwards, Inc.                                      716
         17,900   AmeriCredit Corporation*                                830
         70,314   E*TRADE Group, Inc.*                                    661
         14,600   IndyMac Bancorp, Inc.*                                  334
          6,921   Investment Technology Group, Inc.                       337
         12,486   LaBranche & Company, Inc.*                              450
         14,150   Legg Mason, Inc.                                        677
         10,700   Neuberger Berman, Inc.                                  765
         15,000   NOVA Corporation*                                       340
         23,800   SEI Investments Company                                 955
         19,200   Waddel & Reed Financial, Inc.                           584
                                                                   ----------
                                                                        6,649
                                                                   ----------
                  FOOD, BEVERAGES & TOBACCO  3.1%
          7,600   Dean Foods Company                                      281
         11,900   Dole Food Company, Inc.                                 179
          6,000   Dreyer's Grand Ice Cream, Inc.                          154
         30,000   Hormel Foods Corporation                                619
         22,600   IBP, Inc.                                               359
         14,100   Interstate Bakeries Corporation                         198
          5,100   J.M. Smucker Company (The)                              133
          8,200   Lance, Inc.                                              97
         14,600   McCormick & Company, Inc.                               574
         36,350   PepsiAmericas, Inc.                                     540
         22,322   R.J. Reynolds Tobacco Holdings, Inc.                  1,307
          9,900   Ruddick Corporation                                     137
          6,000   Suiza Foods Corporation*                                278
         11,330   Tootsie Roll Industries, Inc.                           548
         48,100   Tyson Foods, Inc., Class A                              662
          6,100   Universal Corporation                                   236
                                                                   ----------
                                                                        6,302
                                                                   ----------

                  HEALTH CARE SERVICES & SUPPLIES  4.7%
         11,200   Apria Healthcare Group, Inc.*                           291
         12,300   Covance, Inc.*                                          202
          8,500   Express Scripts, Inc.*                                  722
         10,300   First Health Group Corporation*                         536
         21,200   Genzyme Corporation*                                  2,310
         55,700   Health Management Associates, Inc., Class A*            998
         27,132   Health Net, Inc.*                                       585
         13,300   Hillenbrand Industries, Inc.                            672


       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  HEALTH CARE SERVICES & SUPPLIES  4.7% (CONT.)
         11,700   Lincare Holdings, Inc.*                                $584
         19,700   Omnicare, Inc.                                          437
         10,100   Quest Diagnostics, Inc.*                              1,244
         14,083   Triad Hospitals, Inc.*                                  433
          8,278   Trigon Healthcare, Inc.*                                498
                                                                   ----------
                                                                        9,512
                                                                   ----------
                  HOME FURNISHINGS  0.3%
         10,700   Furniture Brands International, Inc.*                   243
         11,400   Mohawk Industries, Inc.*                                372
                                                                   ----------
                                                                          615
                                                                   ----------
                  INSURANCE  3.7%
         11,300   Allmerica Financial Corporation                         571
         13,901   American Financial Group, Inc.                          369
         17,200   Arthur J. Gallagher & Company                           434
          9,800   Everest Re Group, Ltd.                                  626
         12,870   HCC Insurance Holdings, Inc.                            363
          8,600   Horace Mann Educators Corporation                       146
         11,800   Leucadia National Corporation                           378
         10,900   MONY Group, Inc. (The)                                  383
         12,800   Ohio Casualty Corporation*                              119
         27,300   Old Republic International Corporation                  789
         21,733   Oxford Health Plans, Inc.*                              676
          7,500   PacifiCare Health Systems, Inc.*                        265
          9,500   PMI Group, Inc. (The)                                   611
         13,800   Protective Life Corporation                             413
         10,100   Radian Group, Inc.                                      783
         14,600   Unitrin, Inc.                                           542
                                                                   ----------
                                                                        7,468
                                                                   ----------

                  MACHINERY - AGRICULTURE & AUTOMOTIVE  0.1%
         15,650   AGCO Corporation                                        136
                                                                   ----------
                  MACHINERY - INDUSTRIAL  1.0%
          9,736   Albany International Corporation*                       193
          8,000   Flowserve Corporation*                                  226
          8,500   Imation Corporation*                                    196
          7,800   Kennametal, Inc.                                        256
          6,900   Nordson Corporation                                     186
          6,700   SPX Corporation                                         754
          6,000   Stewart & Stevenson Services, Inc.                      134
                                                                   ----------
                                                                        1,945
                                                                   ----------
                  MANUFACTURING  1.6%
          6,500   Carlisle Companies, Inc.                                240
          9,700   Federal Signal Corporation                              222
          8,500   Harsco Corporation                                      241
          6,400   Kaydon Corporation                                      164
         21,122   KEMET Corporation*                                      433
          8,400   Lancaster Colony Corporation                            253

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

MIDCAP INDEX FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  MANUFACTURING  1.6% (CONT.)
          6,300   Modine Manufacturing Company                           $176
            600   NCH Corporation                                          34
         10,300   Pentair, Inc.                                           317
         11,174   Precision Castparts Corporation                         417
          4,100   Tecumseh Products Company, Class A                      202
          8,200   Teleflex, Inc.                                          401
          8,100   Trinity Industries, Inc.                                158
                                                                   ----------
                                                                        3,258
                                                                   ----------
                  MEDICAL INSTRUMENTS  1.4%
         22,500   Apogent Technologies, Inc.*                             517
         12,600   Beckman Coulter, Inc.                                   448
         11,400   DENTSPLY International, Inc.                            447
         12,500   Edwards Lifesciences Corporation*                       271
         15,400   MiniMed, Inc.*                                          615
         14,400   STERIS Corporation*                                     262
         12,900   VISX, Inc.*                                             261
                                                                   ----------
                                                                        2,821
                                                                   ----------
                  METALS & MINERALS  0.2%
         21,800   AK Steel Holding Corporation                            283
          4,700   Carpenter Technology Corporation                        123
          3,100   Ryerson Tull, Inc.                                       34
                                                                   ----------
                                                                          440
                                                                   ----------
                  MISCELLANEOUS  1.6%
         78,500   3Com Corporation*                                       512
          9,700   Donaldson Company, Inc.                                 269
         24,500   IMC Global, Inc.                                        294
         11,300   Macrovision Corporation*                                646
          6,400   Rollins, Inc.                                           119
         10,400   Sensient Technologies Corporation                       187
         12,600   Sotheby's Holdings, Inc.*                               228
         11,500   Titan Corporation (The)*                                192
         15,000   United Rentals, Inc.*                                   300
         10,600   Valspar Corporation (The)                               328
          8,100   York International Corporation                          245
                                                                   ----------
                                                                        3,320
                                                                   ----------
                  MULTI-INDUSTRY  0.2%
          8,600   Alexander & Baldwin, Inc.                               194
         11,100   Pittston Company (The)                                  236
                                                                   ----------
                                                                          430
                                                                   ----------
                  OFFICE EQUIPMENT & SUPPLIES  0.5%
         16,800   Herman Miller, Inc.                                     446
         12,450   HON INDUSTRIES, Inc.                                    311
          8,600   Wallace Computer Services, Inc.                         154
                                                                   ----------
                                                                          911
                                                                   ----------



       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  OIL _ DOMESTIC  0.3%
         10,700   Helmerich & Payne, Inc.                                $548
                                                                   ----------
                  OIL _ INTERNATIONAL  1.2%
          9,600   Murphy Oil Corporation                                  787
         11,900   Noble Affiliates, Inc.                                  517
         35,700   Ocean Energy, Inc.                                      661
         21,200   Pioneer Natural Resources Company                       405
                                                                   ----------
                                                                        2,370
                                                                   ----------
                  OIL & GAS SERVICES  6.9%
         11,600   AGL Resources, Inc.                                     265
         18,600   BJ Services Company*                                  1,530
         12,200   Cooper Cameron Corporation*                             769
         31,200   ENSCO International, Inc.                             1,214
          7,120   Equitable Resources, Inc.                               570
         39,600   Global Marine, Inc.*                                  1,138
         25,650   Grant Prideco, Inc.*                                    513
         12,500   Hanover Compressor Company*                             455
         13,100   Marine Drilling Companies, Inc.*                        393
         19,300   MCN Energy Group, Inc.                                  507
          8,400   National Fuel Gas Company                               472
         18,500   National-Oilwell, Inc.*                                 732
         17,200   Questar Corporation                                     553
         10,800   Smith International, Inc.*                              877
         11,900   Tidewater, Inc.                                         558
         18,600   Ultramar Diamond Shamrock Corporation                   839
         13,100   Valero Energy Corporation                               631
         19,873   Varco International, Inc.*                              465
         24,000   Weatherford International, Inc.*                      1,397
          7,120   Western Gas Resources, Inc.                             283
                                                                   ----------
                                                                       14,161
                                                                   ----------
                  PAPER & FOREST PRODUCTS  1.1%
         10,800   Bowater, Inc.                                           524
         17,100   Georgia-Pacific Corporation (Timber Group)              506
         11,100   Longview Fibre Company                                  141
          9,100   P.H. Glatfelter Company                                 131
          5,900   Rayonier, Inc.                                          259
         21,200   Sonoco Products Company                                 474
         11,000   Wausau-Mosinee Paper Corporation                        151
                                                                   ----------
                                                                        2,186
                                                                   ----------
                  PRINTING & PUBLISHING  1.6%
          5,300   Banta Corporation                                       138
          6,500   Houghton Mifflin Company                                296
          9,400   Lee Enterprises, Inc.                                   292
         22,500   Reader's Digest Association, Inc. (The), Class A        622
          7,559   Scholastic Corporation*                                 316
         11,600   Valassis Communications, Inc.*                          410
          2,100   Washington Post Company (The), Class B                1,220
                                                                   ----------
                                                                        3,294
                                                                   ----------

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

MIDCAP INDEX FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)
       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  RESTAURANTS  0.8%
          7,600   Bob Evans Farms, Inc.                                  $144
         21,522   Brinker International, Inc.*                            618
         12,200   CBRL Group, Inc.                                        241
          3,300   Lone Star Steakhouse & Saloon, Inc.                      40
         16,600   Outback Steakhouse, Inc.*                               481
          5,200   Papa John's International, Inc.*                        145
                                                                   ----------
                                                                        1,669
                                                                   ----------
                  RETAIL  3.5%
         21,500   Abercrombie & Fitch Company*                            716
         15,000   American Eagle Outfitters, Inc.*                        558
         13,800   Barnes & Noble, Inc.*                                   439
         15,700   BJ's Wholesale Club, Inc.*                              711
         16,700   Borders Group, Inc.*                                    311
         19,129   CDW Computer Centers, Inc.*                             773
         12,900   Claire's Stores, Inc.                                   246
         24,950   Dollar Tree Stores, Inc.*                               522
         36,600   Family Dollar Stores, Inc.                              934
          6,500   Lands' End, Inc.*                                       192
         10,100   Neiman Marcus Group, Inc. (The)                         328
          4,800   Payless ShoeSource, Inc.*                               306
         17,700   Ross Stores, Inc.                                       389
         30,200   Saks, Inc.*                                             359
         12,390   Williams-Sonoma, Inc.*                                  373
                                                                   ----------
                                                                        7,157
                                                                   ----------
                  SAVINGS & LOAN  2.2%
         10,900   Astoria Financial Corporation                           631
         24,016   Dime Bancorp, Inc.                                      801
         23,400   Dime Bancorp, Inc. _ Warrant                              5
         29,540   Golden State Bancorp, Inc.                              880
         21,800   GreenPoint Financial Corporation                        802
         13,900   Roslyn Bancorp, Inc.                                    355
         53,600   Sovereign Bancorp, Inc.                                 569
         11,400   Webster Financial Corporation                           363
                                                                   ----------
                                                                        4,406
                                                                   ----------
                  SCHOOLS  0.7%
         25,089   Apollo Group, Inc., Class A*                            780
         14,800   DeVry, Inc.*                                            468
          8,000   Sylvan Learning Systems, Inc.*                          162
                                                                   ----------
                                                                        1,410
                                                                   ----------
                  SEMICONDUCTORS  3.8%
        105,300   Atmel Corporation*                                    1,462
         17,141   Cirrus Logic, Inc.*                                     279
         11,200   Credence Systems Corporation*                           266
         29,300   Cypress Semiconductor Corporation*                      662
         23,200   Integrated Device Technology, Inc.*                     909


       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  SEMICONDUCTORS  3.8% (CONT.)
         13,600   International Rectifier Corporation*                   $755
         26,700   Lam Research Corporation*                               790
         25,400   Lattice Semiconductor Corporation*                      625
         18,492   Micrel, Inc.*                                           628
          9,500   MIPS Technologies, Inc.*                                174
         14,517   Semtech Corporation*                                    418
         17,500   TranSwitch Corporation*                                 304
         16,700   TriQuint Semiconductor, Inc.*                           485
                                                                   ----------
                                                                        7,757
                                                                   ----------
                  SHIPBUILDING  0.2%
          7,550   Newport News Shipbuilding, Inc.                         488
                                                                   ----------

                  SOFTWARE  3.9%
         29,600   Electronic Arts, Inc.*                                1,676
         18,600   Legato Systems, Inc.*                                   246
         13,679   Macromedia, Inc.*                                       310
         13,800   Mentor Graphics Corporation*                            363
         11,400   National Instruments Corporation*                       399
         29,400   Network Associates, Inc.*                               324
         14,907   NVIDIA Corporation*                                   1,242
         44,646   Rational Software Corporation*                        1,081
         11,513   Retek, Inc.*                                            332
          7,173   Structural Dynamics Research Corporation*               118
         21,700   Sybase, Inc.*                                           342
         16,600   Symantec Corporatation*                               1,076
          7,900   Transaction Systems Architects, Inc.*                    67
         16,282   Wind River Systems, Inc.*                               458
                                                                   ----------
                                                                        8,034
                                                                   ----------
                  TELECOMMUNICATIONS  1.4%
         46,843   Broadwing, Inc.*                                      1,162
         11,700   MasTec, Inc.*                                           172
         11,900   Price Communications Corporation*                       214
         12,800   Telephone and Data Systems, Inc.                      1,344
                                                                   ----------
                                                                        2,892
                                                                   ----------
                  TELECOMMUNICATIONS EQUIPMENT  1.7%
          8,300   ADTRAN, Inc.*                                           227
         19,362   Advanced Fibre Communications, Inc.*                    304
          7,699   ANTEC Corporation*                                       63
         11,000   CommScope, Inc.*                                        208
         14,800   Harris Corporation                                      426
          7,856   Newport Corporation                                     297
         10,900   Plantronics, Inc.*                                      213
         17,800   Polycom, Inc.*                                          413
         14,500   Powerwave Technologies, Inc.*                           263
         37,100   RF Micro Devices, Inc.*                               1,090
                                                                   ----------
                                                                        3,504
                                                                   ----------

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

MIDCAP INDEX FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  TEXTILES & APPAREL  0.7%
          9,900   Coach, Inc.*                                           $321
         26,192   Jones Apparel Group, Inc.*                            1,041
         12,200   Unifi, Inc.*                                             73
         10,621   WestPoint Stevens, Inc.                                  69
                                                                   ----------
                                                                        1,504
                                                                   ----------
                  TIRE & RUBBER  0.1%
          4,500   Bandag, Inc.                                            135
                                                                   ----------
                  TRANSPORTATION  1.6%
         10,400   Airborne, Inc.                                           95
          5,700   Alaska Air Group, Inc.*                                 160
          8,100   Atlas Air Worldwide Holdings, Inc.*                     206
         18,200   C.H. Robinson Worldwide, Inc.                           493
         10,300   CNF, Inc.                                               316
          9,900   EGL, Inc.*                                              235
         11,650   Expeditors International of Washington, Inc.            583
         10,100   GATX Corporation                                        402
          7,500   J.B. Hunt Transport Services, Inc.*                     135
          7,300   Overseas Shipholding Group, Inc.                        221
         13,500   Swift Transportation Company, Inc.*                     246
         10,600   Wisconsin Central Transportation Corporation*           170
                                                                   ----------
                                                                        3,262
                                                                   ----------
                  UTILITIES  0.5%
         21,000   American Water Works Company, Inc.                      651
         10,200   Covanta Energy Corporation*                             189
          9,200   WGL Holdings, Inc.                                      263
                                                                   ----------
                                                                        1,103
                                                                   ----------

                  Total Common Stocks (Cost $176,381)                 188,511
                                                                   ----------


Principal Amount                                                 Market Value
 (in thousands)                                                (in thousands)
----------------                                               --------------

                  SHORT-TERM INVESTMENTS  8.7%
                  U.S. TREASURIES  0.5%
           $900   U.S. Treasury Bill, 4.97%, 5/03/01                     $900
            200   U.S. Treasury Bill, 3.85%, 8/02/01                      198
                                                                   ----------
                  Total U.S. Treasuries (Cost $1,099)                   1,098
                                                                   ----------
   Number of
     Shares
 (in thousands)
 --------------
                  INVESTMENT COMPANY  8.2%
         16,799   First American Prime Obligations Fund                16,799
                                                                   ----------
                  Total Investment Company (Cost $16,799)              16,799
                                                                   ----------
                  Total Short-Term Investments (Cost $17,898)          17,897
                                                                   ----------
                  Total Investments (Cost $194,279) 101.0%            206,408
                                                                   ----------
                  Liabilities, less Other Assets  (1.0)%              (2,106)
                                                                   ----------
                  TOTAL NET ASSETS  100.0%                           $204,302
                                                                   ==========

                  *Non-income producing

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

MIDCAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  COMMON STOCKS  83.8%
                  AIRLINES  0.7%
         17,000   Atlantic Coast Airlines Holdings, Inc.*                $411
        221,200   Southwest Airlines Company                            4,028
                                                                   ----------
                                                                        4,439
                                                                   ----------
                  AUTO PARTS  0.2%
         49,700   Gentex Corporation*                                   1,342
                                                                   ----------
                  BANKING  6.4%
         45,300   Astoria Financial Corporation                         2,621
        159,800   Banknorth Group, Inc.                                 3,162
        120,100   Charter One Financial, Inc.                           3,519
         44,975   Cullen / Frost Bankers, Inc.                          1,439
         94,300   Dime Bancorp, Inc.                                    3,145
        131,900   Dime Bancorp, Inc. - Warrants                            30
         43,500   First Tennessee National Corporation                  1,421
         61,400   M&T Bank Corporation                                  4,393
         92,500   Marshall & Ilsley Corporation                         4,668
         59,900   Mercantile Bankshares Corporation                     2,249
         68,995   National Commerce Financial Corporation               1,719
        164,100   North Fork Bancorporation, Inc.                       4,357
         35,700   TCF Financial Corporation                             1,358
         17,200   Wilmington Trust Corporation                            994
         47,700   Zions Bancorporation                                  2,542
                                                                   ----------
                                                                       37,617
                                                                   ----------
                  BIOTECHNOLOGY  3.2%
         68,500   Genzyme Corporation*                                  7,565
        113,500   Millennium Pharmaceuticals, Inc.*                     4,163
        207,800   PRAECIS Pharmaceuticals, Inc.*                        4,559
         38,800   Protein Design Labs, Inc.*                            2,493
                                                                   ----------
                                                                       18,780
                                                                   ----------
                  BUSINESS SERVICES  0.7%
         46,600   Diebold, Inc.                                         1,519
         48,800   Manpower, Inc.                                        1,579
         39,800   Quanta Services, Inc.*                                1,022
         30,100   TeleTech Holdings, Inc.*                                206
                                                                   ----------
                                                                        4,326
                                                                   ----------
                  CHEMICALS  0.4%
         82,000   Cabot Corporation                                     2,666
                                                                   ----------
                  COMMUNICATIONS & MEDIA  4.2%
        257,900   Charter Communications, Inc.*                         5,522
          3,600   Cox Radio, Inc.*                                         93
        108,000   Entercom Communications Corporation*                  4,924
         36,000   Fox Entertainment Group, Inc.*                          825
         32,000   Macrovision Corporation*                              1,830
        452,000   USA Networks, Inc*                                   11,322
                                                                   ----------
                                                                       24,516
                                                                   ----------


       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  COMPUTER SERVICES  4.4%
        141,000   Affiliated Computer Services, Inc.*                 $10,152
         49,350   BISYS Group, Inc. (The)*                              2,379
         74,050   DST Systems, Inc.*                                    3,637
         46,700   GTECH Holdings Corporation*                           1,523
        152,275   SunGard Data Systems, Inc.*                           8,416
                                                                   ----------
                                                                       26,107
                                                                   ----------
                  COMPUTER STORAGE 0.2%
         87,000   Quantum Corporation-DLT & Storage Systems*              992
                                                                   ----------
                  CONSUMER PRODUCTS  1.1%
         59,525   Callaway Golf Company                                 1,444
        239,500   Rayovac Corporation*                                  4,982
                                                                   ----------
                                                                        6,426
                                                                   ----------
                  DATA PROCESSING  1.9%
        467,100   Acxiom Corporation*                                   7,086
         38,700   ChoicePoint, Inc.*                                    1,436
         65,000   SEI Investments Company                               2,607
                                                                   ----------
                                                                       11,129
                                                                   ----------
                  DISTRIBUTION  0.5%
         63,900   Arrow Electronics, Inc.                               1,789
         32,900   Tech Data Corporation*                                1,147
                                                                   ----------
                                                                        2,936
                                                                   ----------
                  DRUGS  8.4%
         31,700   Andrx Group*                                          1,870
        144,000   Express Scripts, Inc., Class A*                      12,204
         46,500   Gilead Sciences, Inc.*                                2,278
        100,300   IDEC Pharmaceuticals Corporation*                     4,935
        174,600   IVAX Corporation                                      6,993
        210,812   King Pharmaceuticals, Inc.*                           8,881
         99,000   Mylan Laboratories, Inc.                              2,647
        212,600   Omnicare, Inc.                                        4,720
         38,200   Shire Pharmaceuticals Group PLC, ADR*                 1,906
         57,000   Watson Pharmaceuticals, Inc.*                         2,839
                                                                   ----------
                                                                       49,273
                                                                   ----------
                  ELECTRONICS  0.5%
         26,200   Plexus Corporation*                                     805
         89,200   SCI Systems, Inc.*                                    2,279
                                                                   ----------
                                                                        3,084
                                                                   ----------
                  ENTERTAINMENT & LEISURE  0.4%
        224,025   Park Place Entertainment Corporation*                 2,491
                                                                   ----------

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

MIDCAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  FINANCIAL SERVICES  2.1%
         35,500   A.G. Edwards, Inc.*                                  $1,444
         36,257   Concord EFS, Inc.*                                    1,688
        650,925   E*TRADE Group, Inc.*                                  6,128
         15,200   Investors Financial Services Corporation              1,087
         26,500   Legg Mason, Inc.                                      1,268
         18,600   Waddell & Reed Financial, Inc.                          566
                                                                   ----------
                                                                       12,181
                                                                   ----------
                  FOOD, BEVERAGES & TOBACCO  0.6%
         25,700   Constellation Brands, Inc.*                           1,677
        118,500   PepsiAmericas, Inc.                                   1,760
                                                                   ----------
                                                                        3,437
                                                                   ----------
                  HEALTH CARE SERVICES & SUPPLIES  2.7%
        360,009   Health Management Associates, Inc., Class A*          6,451
         10,300   Laboratory Corporation of America Holdings*           1,452
         24,210   Lincare Holdings, Inc.*                               1,207
         25,000   Quest Diagnostics, Inc.*                              3,080
         28,250   Renal Care Group, Inc.*                                 808
         45,100   Trigon Healthcare, Inc.*                              2,716
                                                                   ----------
                                                                       15,714
                                                                   ----------
                  INTERNET PRODUCTS & SERVICES  0.4%
         53,200   CheckFree Corporation*                                2,121
                                                                   ----------
                  INSURANCE  7.2%
        128,412   Ambac Financial Group, Inc.                           6,915
        313,825   American Financial Group, Inc.                        8,345
        392,700   Arthur J. Gallagher & Company                         9,906
        118,525   Everest Re Group, Ltd.                                7,571
         22,100   MGIC Investment Corporation                           1,436
        136,075   Old Republic International Corporation                3,931
         46,850   PMI Group, Inc. (The)                                 3,012
         44,555   Protective Life Corporation                           1,333
                                                                   ----------
                                                                       42,449
                                                                   ----------
                  MARKETING  0.7%
         35,300   Catalina Marketing Corporation*                       1,234
         85,800   Interpublic Group of Companies, Inc. (The)            2,914
                                                                   ----------
                                                                        4,148
                                                                   ----------
                  MEDICAL INSTRUMENTS  0.7%
         56,725   Apogent Technologies, Inc.*                           1,305
         18,908   Sybron Dental Specialties, Inc.*                        378
         42,500   Waters Corporation*                                   2,218
                                                                   ----------
                                                                        3,901
                                                                   ----------
                  NETWORKING PRODUCTS  0.3%
         40,475   ONI Systems Corporation*                              1,454
                                                                   ----------


       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  OIL & GAS SERVICES  6.9%
         18,100   BJ Services Company*                                 $1,489
        162,200   Cal Dive International, Inc.*                         4,543
         94,725   ENSCO International, Inc.                             3,685
         60,425   Equitable Resources, Inc.                             4,834
        135,200   Global Marine, Inc.*                                  3,887
        236,500   Gulf Canada Resources, Ltd.*                          1,348
         84,400   Hanover Compressor Company*                           3,072
         24,300   National Fuel Gas Company                             1,366
        139,600   Precision Drilling Corporation*                       5,904
         12,400   Smith International, Inc.*                            1,007
         69,400   Talisman Energy, Inc.                                 2,826
        209,500   Varco International, Inc.*                            4,898
         26,200   Weatherford International, Inc.*                      1,525
                                                                   ----------
                                                                       40,384
                                                                   ----------
                  PRINTING & PUBLISHING  1.1%
         34,100   Reader's Digest Association, Inc. (The)                 943
        126,725   Scholastic Corporation*                               5,289
                                                                   ----------
                                                                        6,232
                                                                   ----------
                  RESTAURANTS  0.8%
         48,500   Brinker International, Inc.*                          1,392
         41,700   CEC Entertainment, Inc.*                              2,137
         54,500   Darden Restaurants, Inc.                              1,488
                                                                   ----------
                                                                        5,017
                                                                   ----------
                  RETAIL  3.1%
        100,100   Abercrombie & Fitch Company*                          3,333
        108,300   American Eagle Outfitters, Inc.*                      4,031
         53,130   BJ's Wholesale Club, Inc.*                            2,407
        280,495   Family Dollar Stores, Inc.*                           7,165
         56,300   Linens 'n Things, Inc.*                               1,521
                                                                   ----------
                                                                       18,457
                                                                   ----------
                  RETAIL _ COMPUTERS  0.4%
         56,600   CDW Computer Centers, Inc.*                           2,288
                                                                   ----------

                  SCHOOLS  1.0%
         23,025   Apollo Group, Inc.*                                     716
         34,400   Career Education Corporation*                         1,732
         52,650   Corinthian Colleges, Inc.*                            2,159
         72,150   Edison Schools, Inc.*                                 1,391
                                                                   ----------
                                                                        5,998
                                                                   ----------

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

MIDCAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  SEMICONDUCTORS  6.7%
         31,400   Alpha Industries, Inc.                                 $771
        339,200   Atmel Corporation*                                    4,711
         64,400   Cirrus Logic, Inc.*                                   1,047
         55,400   Credence Systems Corporation*                         1,316
        125,500   Cree, Inc.*                                           2,698
        109,825   Cypress Semiconductor Corporation*                    2,482
        201,475   Exar Corporation*                                     5,854
         47,900   Integrated Circuit Systems, Inc.*                       803
         60,800   Integrated Device Technology, Inc.*                   2,382
         41,100   International Rectifier Corporation*                  2,281
         26,600   Lattice Semiconductor Corporation*                      655
         89,000   Marvell Technology Group, Ltd.*                       2,243
         32,700   Micrel, Inc.*                                         1,111
         66,300   Microchip Technology, Inc.*                           1,918
         27,700   NVIDIA Corporation*                                   2,307
         30,575   Semtech Corporation*                                    880
        178,500   TranSwitch Corporation*                               3,097
        103,600   TriQuint Semiconductor, Inc.*                         3,008
                                                                   ----------
                                                                       39,564
                                                                   ----------
                  SOFTWARE  4.8%
        140,300   Cadence Design Systems, Inc.*                         2,904
        165,900   Electronic Arts, Inc.*                                9,393
         56,000   Macromedia, Inc.*                                     1,269
         61,300   Mentor Graphics Corporation*                          1,613
        252,800   Rational Software Corporation*                        6,120
         64,600   Symantec Corporation*                                 4,182
         26,900   Synopsys, Inc.*                                       1,545
         39,600   Wind River Systems, Inc.*                             1,113
                                                                   ----------
                                                                       28,139
                                                                   ----------
                  TELECOMMUNICATIONS  1.4%
        333,700   Broadwing, Inc.*                                      8,282
                                                                   ----------
                  TELECOMMUNICATIONS EQUIPMENT  2.3%
         50,900   Harris Corporation                                    1,463
         49,300   Newport Corporation                                   1,862
        244,600   Polycom, Inc.*                                        5,687
         93,700   Powerwave Technologies, Inc.*                         1,703
         86,600   RF Micro Devices, Inc.*                               2,544
                                                                   ----------
                                                                       13,259
                                                                   ----------
                  TEXTILES & APPAREL  1.5%
        189,700   Jones Apparel Group, Inc.*                            7,539
         27,900   Timberland Company (The), Class A*                    1,376
                                                                   ----------
                                                                        8,915
                                                                   ----------


       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  UTILITIES  5.9%
         68,275   AGL Resources, Inc.                                  $1,560
         65,700   American Water Works Company, Inc.                    2,037
        123,900   Constellation Energy Group                            5,915
         48,100   DPL, Inc.                                             1,491
         52,100   Dynegy, Inc.                                          3,014
         75,400   Energy East Corporation                               1,519
         47,900   NiSource, Inc.                                        1,426
         91,200   Northeast Utilities                                   1,628
         33,700   NSTAR                                                 1,359
        137,125   Orion Power Holdings, Inc.*                           4,415
         25,900   Public Service Company of New Mexico                    936
         57,100   Questar Corporation                                   1,837
         40,200   Reliant Resources, Inc.*                              1,206
         70,000   SCANA Corporation                                     1,964
         95,800   TECO Energy, Inc.                                     3,065
         40,950   UtiliCorp United, Inc.                                1,445
                                                                   ----------
                                                                       34,817
                                                                   ----------

                  Total Common Stocks (Cost $423,158)                 492,881
                                                                   ----------
                  EXCHANGE TRADED FUNDS  4.4%
        277,000   MidCap SPDR Trust Series 1                           25,844
                                                                   ----------

                  Total Exchange Traded Funds (Cost $25,904)           25,844
                                                                   ----------
     Number
   of Shares
 (in thousands)
---------------

                  SHORT-TERM INVESTMENTS  12.6%
                  INVESTMENT COMPANY  12.2%
         71,837   First American Prime Obligations Fund                71,837
                                                                   ----------
    Principal
     Value
 (in thousands)
---------------

                  U.S. TREASURY  0.4%
         $2,499   U.S. Treasury Bill, 4.95%, 5/03/01                    2,499
                                                                   ----------
                  Total Short-Term Investments (Cost $74,336)          74,336
                                                                   ----------
                  Total Investments (Cost $523,398)  100.8%           593,061
                                                                   ----------
                  Liabilities, less Other Assets  (0.8)%              (4,659)
                                                                   ----------
                  TOTAL NET ASSETS  100.0%                           $588,402
                                                                   ==========
                  * Non-income producing
                  ADR _ American Depository Receipt
                  PLC _ Public Limited Company

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

SMALL CAP INDEX FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  COMMON STOCKS  100.1%
                  ADVERTISING  0.2%
          4,268   ADVO, Inc.                                             $139
          2,833   Cyrk, Inc.*                                               7
                                                                   ----------
                                                                          146
                                                                   ----------
                  AEROSPACE/DEFENSE  0.9%
          5,731   AAR Corporation                                          64
          2,950   Alliant Techsystems, Inc.*                              278
          5,408   BE Aerospace, Inc.*                                     116
          9,124   GenCorp, Inc.                                           110
          4,889   Kaman Corporation, Class A                               81
          8,069   Orbital Sciences Corporation*                            35
                                                                   ----------
                                                                          684
                                                                   ----------
                  AIRLINES  1.0%
          8,935   Atlantic Coast Airlines Holdings, Inc.*                 216
          5,099   Frontier Airlines, Inc.*                                 77
          6,990   Mesa Air Group, Inc.*                                    77
          2,458   Midwest Express Holdings, Inc.*                          38
         11,815   SkyWest, Inc.                                           313
                                                                   ----------
                                                                          721
                                                                   ----------
                  APPAREL  2.1%
          2,513   Ashworth, Inc.*                                          19
          2,502   Casual Male Corporation                                   6
          1,297   Haggar Corporation                                       14
          6,346   Hartmarx Corporation                                     18
          4,260   Hot Topic, Inc.*                                        142
          1,972   K-Swiss, Inc., Class A.                                  47
          4,935   Kellwood Company                                        105
          6,710   Nautica Enterprises, Inc.*                              123
          2,270   Oshkosh B'Gosh, Inc., Class A                            61
          1,416   Oxford Industries, Inc.                                  28
          5,902   Phillips-Van Heusen Corporation                          89
          4,787   Quiksilver, Inc.*                                       130
          6,900   Russell Corporation                                     133
          8,398   Timberland Company (The), Class A*                      414
          2,958   Wet Seal, Inc. (The), Class A*                           82
          8,904   Wolverine World Wide, Inc.                              159
                                                                   ----------
                                                                        1,570
                                                                   ----------
                  AUTOMOTIVE PARTS  0.8%
          2,900   Midas, Inc.                                              43
         10,858   O'Reilly Automotive, Inc.*                              257
         11,400   Pep Boys - Manny, Moe & Jack (The)                       55
          2,289   Standard Motor Products, Inc.                            24
          3,701   TBC Corporation*                                         25
          7,545   Tenneco Automotive, Inc.                                 23
          3,641   Titan International, Inc.                                17
          9,751   Tower Automotive, Inc.*                                 103
          4,032   Wabash National Corporation                              48
                                                                   ----------
                                                                          595
                                                                   ----------


       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  BANKS AND S&L'S  7.1%
          4,492   Anchor BanCorp Wisconsin, Inc.                          $69
          8,313   Centura Banks, Inc.                                     395
          5,620   Chittenden Corporation                                  169
          6,629   Commerce Bancorp, Inc.                                  457
         11,536   Commercial Federal Corporation                          253
          8,953   Community First Bancshares, Inc.                        188
         10,910   Cullen/Frost Bankers, Inc.                              349
          5,928   Downey Financial Corporation                            255
          4,800   East West Bancorp, Inc.                                 100
          5,584   First BanCorp                                           143
          8,644   First Midwest Bancorp, Inc.                             245
          3,698   FirstFed Financial Corporation                          111
          2,400   GBC Bancorp                                              60
         11,279   Hudson United Bancorp                                   268
          4,884   MAF Bancorp, Inc.                                       132
          9,408   New York Community Bancorp, Inc.                        317
          6,120   Provident Bankshares Corporation                        137
          6,113   Riggs National Corporation                               97
          6,027   Southwest BanCorporation of Texas, Inc.*                202
          7,482   Staten Island Bancorp, Inc.                             206
          5,635   Sterling Bancshares, Inc.                               102
          8,404   Susquehanna Bancshares, Inc.                            152
         13,060   Trustco Bank Corporation NY                             160
          4,000   UCBH Holdings, Inc.                                     110
          8,878   United Bancshares, Inc.                                 204
         12,033   Washington Federal, Inc.                                307
          4,830   Whitney Holding Corporation                             193
                                                                   ----------
                                                                        5,381
                                                                   ----------
                  BEVERAGES  0.4%
          1,931   Coca-Cola Bottling Company Consolidated                  77
          3,967   Constellation Brands, Inc.*                             259
                                                                   ----------
                                                                          336
                                                                   ----------
                  BIOMEDICAL  1.0%
         12,868   Advanced Tissue Sciences, Inc.*                          51
          3,675   ArQule, Inc.*                                            57
         11,741   Bio-Technology General Corporation*                      94
          4,050   CryoLife, Inc.*                                         107
          5,784   Enzo Biochem, Inc.*                                     128
          7,333   Organogenesis, Inc.*                                     67
          7,827   Regeneron Pharmaceutical, Inc.*                         243
                                                                   ----------
                                                                          747
                                                                   ----------
                  BUILDING PRODUCTS  0.8%
          5,982   Apogee Enterprises, Inc.                                 51
          1,279   Butler Manufacturing Company                             29
          4,245   Elcor Corporation                                        67
          3,963   Florida Rock Industries, Inc.                           155
          2,585   Simpson Manufacturing Company, Inc.*                    125
          4,490   Texas Industries, Inc.                                  138
          3,564   Universal Forest Products, Inc.                          58
                                                                   ----------
                                                                          623
                                                                   ----------

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

SMALL CAP INDEX FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  BUSINESS SERVICES  2.2%
          5,886   Administaff, Inc.*                                     $142
          1,240   Arbitron, Inc.                                           26
          4,600   Carreker Corporation*                                   112
          6,200   Ceridian Corporation*                                   112
          6,446   Checkpoint Systems, Inc.*                                60
          2,116   Edgewater Technology, Inc.*                               9
         10,592   eLoyalty Corporation*                                    33
          7,712   Global Payments, Inc.                                   163
          2,400   Hall, Kinion & Associates, Inc.*                         20
          4,100   Heidrick & Struggles International, Inc.*               104
          7,044   National Data Corporation                               202
          4,900   On Assignment, Inc.*                                     84
          4,000   PC-Tel, Inc.*                                            38
          6,809   Penton Media, Inc.                                      134
          3,245   SCM Microsystems, Inc.*                                  35
         13,327   Spherion Corporation*                                   109
          2,500   StarTek, Inc.*                                           41
          7,301   United Stationers Inc.                                  208
                                                                   ----------
                                                                        1,632
                                                                   ----------
                  CHEMICALS  1.9%
          5,000   Arch Chemicals, Inc.                                     97
          5,367   Cambrex Corporation                                     250
          3,234   ChemFirst, Inc.                                          83
          6,800   Georgia Gulf Corporation                                125
          6,726   Macdermid, Inc.                                         116
          4,613   Mississippi Chemical Corporation                         16
          5,079   OM Group, Inc.                                          278
          8,487   Omnova Solutions, Inc.                                   55
          1,353   Penford Corporation                                      16
         20,155   PolyOne Corporation                                     170
          1,564   Quaker Chemical Corporation                              28
          2,427   TETRA Technologies, Inc.*                                67
          6,842   Wellman, Inc.                                           128
                                                                   ----------
                                                                        1,429
                                                                   ----------
                  COAL  0.5%
         16,059   Massey Energy Company                                   361
                                                                   ----------
                  COMMERCIAL SERVICES  3.2%
          4,342   Aaron Rents, Inc.                                        75
          4,947   ABM Industries, Inc.                                    153
          4,454   CDI Corporation*                                         66
          7,717   Central Parking Corporation                             137
          2,301   Chemed Corporation                                       79
          1,754   CPI Corporation                                          33
          3,630   Franklin Covey Company*                                  24
          3,442   F.Y.I. Inc.*                                            120
         14,024   Hooper Holmes, Inc.                                     144


       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  COMMERCIAL SERVICES  3.2% (CONT.)
          2,004   Insurance Auto Auctions, Inc.*                          $29
          9,022   Labor Ready, Inc.*                                       33
         12,047   Lennox International, Inc.                              129
          4,487   MAXIMUS, Inc.*                                          159
          3,300   MemberWorks, Inc.*                                       81
         10,241   Orthodontic Centers Of America, Inc.*                   279
          4,455   PAREXEL International Corporation*                       56
          5,295   Pharmaceutical Product Development, Inc.*               315
          4,844   Pre-Paid Legal Services, Inc.*                          106
         10,369   Profit Recovery Group International, Inc. (The)*         66
          3,649   SCP Pool Corporation*                                   115
         19,342   US Oncology Inc.*                                       173
          3,331   Volt Information Sciences, Inc.*                         57
                                                                   ----------
                                                                        2,429
                                                                   ----------
                  COMPUTER SOFTWARE  4.6%
          5,173   Actel Corporation*                                      119
          8,748   American Management Systems, Inc.*                      184
          6,318   Aspen Technology, Inc.*                                 133
          8,145   Avant! Corporation*                                     159
          5,184   Avid Technology, Inc.*                                   90
          4,465   BARRA, Inc.*                                            206
          6,600   Captaris, Inc.*                                          14
          7,324   Cerner Corporation*                                     330
          3,700   Concord Communications, Inc.*                            26
          8,601   Dendrite International, Inc.*                           103
          2,652   Digi International, Inc.*                                16
          4,700   ePresence, Inc.*                                         19
          3,040   Fair, Issac & Company, Inc.                             211
          7,300   FileNet Corporation*                                    102
          6,804   HNC Software, Inc.*                                     185
          6,975   Hyperion Solutions Corporation*                         117
          6,242   Information Resources, Inc.*                             39
          5,040   Inter-Tel, Inc.                                          50
          3,180   MapInfo Corporation*                                    100
          4,576   Mercury Computer Systems, Inc.*                         232
          8,105   Midway Games, Inc.*                                      80
          4,788   MRO Software, Inc.*                                      73
          5,400   Phoenix Technologies Ltd.*                               59
         10,714   Pinnacle Systems, Inc.*                                 114
          7,618   Progress Software Corporation*                          108
          3,500   RadiSys Corporation*                                     74
          5,400   Rainbow Technologies, Inc.*                              29
          6,505   Remedy Corporation*                                     114
          2,519   SPSS Inc.*                                               33
          7,000   Systems & Computer Technology Corporation*               61
          4,354   THQ, Inc.*                                              166
          7,167   Verity, Inc.*                                           161
                                                                   ----------
                                                                        3,507
                                                                   ----------

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

SMALL CAP INDEX FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  COMPUTERS  2.4%
          3,943   Analysts International Corporation                      $21
          7,995   Anixter International, Inc.*                            211
         10,168   Auspex System, Inc.*                                     41
          4,060   Black Box Corporation*                                  236
          2,500   Brooktrout Inc.*                                         18
          2,300   CACI International Inc.*                                 77
         12,747   CIBER, Inc.*                                             78
          3,666   Computer Task Group, Inc.                                18
          6,969   FactSet Research Systems, Inc.*                         247
          5,392   Hutchinson Technology, Inc.*                             83
          7,092   InterVoice-Brite, Inc.*                                  74
          2,787   Kronos, Inc.*                                            95
          3,579   MicroAge, Inc.*                                           0
          3,705   MICROS Systems, Inc.*                                    79
          5,293   NYFIX, Inc.*                                            130
          2,791   QRS Corporation*                                         25
          5,900   Radiant Systems, Inc.*                                   99
         24,856   Read-Rite Corporation*                                  138
         19,759   SONICblue, Inc.*                                         97
          3,425   Zixit Corporation*                                       43
                                                                   ----------
                                                                        1,810
                                                                   ----------
                  CONSTRUCTION  0.8%
          3,950   Del Webb Corporation*                                   133
          8,575   Shaw Group Inc. (The)*                                  489
                                                                   ----------
                                                                          622
                                                                   ----------
                  CONSUMER GOODS & SERVICES  0.4%
          3,247   Action Performance Companies, Inc.*                      52
          4,569   Bally Total Fitness Holding Corporation*                125
          3,907   Brown Shoe Company, Inc.                                 77
          3,048   Department 56, Inc.*                                     27
                                                                   ----------
                                                                          281
                                                                   ----------
                  DENTAL SUPPLIES  0.8%
         14,232   Patterson Dental Company*                               435
          7,558   Sybron Dental Specialties, Inc.*                        151
                                                                   ----------
                                                                          586
                                                                   ----------
                  DIVERSIFIED OPERATIONS  0.4%
          8,124   Delta & Pineland Company                                194
          4,895   Triarc Company*                                         125
                                                                   ----------
                                                                          319
                                                                   ----------
                  ELECTRICAL & ELECTRONICS  3.6%
          2,784   Analogic Corporation                                    134
          3,997   Audiovox Corporation, Class A.*                          33
          3,876   Benchmark Electronics, Inc.*                             99
          5,932   BMC Industries, Inc.                                     35


       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  ELECTRICAL & ELECTRONICS  3.6% (CONT.)
          4,851   Brady Corporation                                      $159
          6,914   C-COR.net Corporation*                                   50
          5,789   Coherent, Inc.*                                         229
          5,887   CTS Corporation                                         141
          4,711   Dionex Corporation*                                     141
          5,724   Electro Scientific Industries, Inc.*                    205
          2,614   Innovex, Inc.*                                           11
          2,922   Itron, Inc.*                                             43
          6,159   Kent Electronics Corporation*                           133
         10,364   Kulicke and Soffa Industries, Inc.*                     174
          7,617   Methode Electronics, Inc., Class A                       44
          5,054   NorthWestern Corporation                                126
          3,379   Park Electrochemical Corporation                         79
          9,247   Paxar Corporation*                                      109
          6,341   Photronics, Inc.*                                       182
          3,605   Standard Microsystems Corporation*                       50
          7,036   Technitrol, Inc.                                        212
          6,741   Teledyne Technologies Inc.*                              89
          5,066   Trimble Navigation Ltd.*                                 83
          5,910   Watts Industries                                         97
          3,798   X-Rite, Inc.                                             34
                                                                   ----------
                                                                        2,692
                                                                   ----------
                  ELECTRONIC COMPONENTS/INSTRUMENTS  2.5%
          8,509   APW Ltd.*                                                72
          8,099   Artesyn Technologies, Inc.*                             123
          2,779   AstroPower, Inc.*                                       116
          2,400   Bel Fuse, Inc.                                           61
          5,249   Belden, Inc.                                            124
          5,529   C&D Technologies, Inc.                                  196
         10,521   C-Cube Microsystems, Inc.*                              168
          9,359   Cable Design Technologies Corporation*                  139
          6,400   Cymer, Inc.*                                            210
          3,229   Intermagnetics General Corporation*                      80
          3,400   Keithley Instruments, Inc.                               90
          2,500   Photon Dynamics, Inc.*                                   78
          7,600   Robotic Vision Systems, Inc.*                            22
          3,260   Rogers Corporation*                                      93
          7,413   SLI, Inc.*                                               52
          9,076   Valence Technology, Inc.*                                50
          9,028   Vicor Corporation*                                      221
                                                                   ----------
                                                                        1,895
                                                                   ----------
                  ENGINEERING  0.6%
          3,836   Brush Engineered Materials, Inc.                         77
          8,744   Foster Wheeler Corporation                              132
          5,690   Insituform Technologies, Inc., Class A*                 196
          3,683   URS Corporation*                                         79
                                                                   ----------
                                                                          484
                                                                   ----------

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

SMALL CAP INDEX FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  ENTERTAINMENT  0.6%
          2,300   4Kids Entertainment, Inc.*                              $39
          3,076   Anchor Gaming*                                          168
          8,713   Aztar Corporation*                                      113
          6,900   WMS Industries, Inc.                                    144
                                                                   ----------
                                                                          464
                                                                   ----------
                  ENVIRONMENTAL SERVICES  0.4%
          2,933   IMCO Recycling, Inc.                                     17
          3,559   Ionics, Inc.*                                            86
          8,496   Tetra Tech, Inc.*                                       207
                                                                   ----------
                                                                          310
                                                                   ----------
                  FINANCIAL SERVICES  1.7%
         14,923   Eaton Vance Corporation                                 482
          6,919   Elan Corporation plc*                                     2
          5,287   Jefferies Group, Inc.                                   170
          9,904   Raymond James Financial, Inc.                           301
          9,240   South Financial Group, Inc. (The)                       153
          3,300   Southwest Securities Group, Inc.                         73
          5,150   Tucker Anthony Sutro Corporation                        107
                                                                   ----------
                                                                        1,288
                                                                   ----------
                  FOOD DISTRIBUTORS  0.4%
          3,800   International Multifoods Corporation*                    71
          3,200   Performance Food Group Company*                         173
          4,018   United Natural Foods, Inc.*                              56
                                                                   ----------
                                                                          300
                                                                   ----------
                  FOOD PRODUCTS  2.5%
          3,724   American Italian Pasta Company*                         133
          7,507   Corn Products International, Inc.                       184
          9,004   Earthgrains Company (The)                               203
          8,499   Fleming Companies, Inc.                                 250
          8,200   Great Atlantic & Pacific Tea Company, Inc. (The)*       102
          7,038   Hain Celestial Group, Inc.*                             176
          1,581   J & J Snack Foods Corporation*                           32
          2,056   Nash-Finch Company                                       41
          6,453   Ralcorp Holdings, Inc.*                                 108
         11,496   Smithfield Foods, Inc.*                                 394
          5,629   Whole Foods Market, Inc.*                               273
                                                                   ----------
                                                                        1,896
                                                                   ----------
                  FOREST PRODUCTS & PAPER  0.4%
          7,479   Buckeye Technologies, Inc.*                              91
          4,519   Caraustar Industries, Inc.                               36
          2,800   Chesapeake Corporation                                   68
          2,667   Pope & Talbot, Inc.                                      37
          2,813   Schweitzer-Mauduit International, Inc.                   60
                                                                   ----------
                                                                          292
                                                                   ----------


       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  GAS-DISTRIBUTION  1.9%
          8,233   Atmos Energy Corporation                               $187
          1,934   Cascade Natural Gas Corporation                          39
          6,500   Energen Corporation                                     241
          3,710   New Jersey Resources Corporation                        161
          5,552   Northwest Natural Gas Company                           123
          6,694   Piedmont Natural Gas Company                            238
         10,764   Southern Union Company*                                 240
          6,792   Southwest Gas Corporation                               143
          4,428   Southwestern Energy Company                              58
                                                                   ----------
                                                                        1,430
                                                                   ----------
                  HEALTH CARE  5.2%
          1,544   Angelica Corporation                                     20
          3,110   Cooper Companies, Inc. (The)                            138
         12,518   Coventry Health Care, Inc.*                             257
          1,761   Curative Health Services, Inc.*                          12
          3,188   Datascope Corporation                                   121
          2,937   Diagnostic Products Corporation                         193
          2,659   Hologic, Inc.*                                           15
          7,114   Idexx Laboratories, Inc.*                               193
          3,273   IMPATH, Inc.*                                           102
          6,425   Invacare Corporation                                    227
          5,008   Mentor Corporation                                      115
         10,291   Mid Atlantic Medical Services, Inc.*                    209
          3,460   Pediatrix Medical Group, Inc.*                           93
          6,497   Province Healthcare Company*                            166
          9,765   Renal Care Group, Inc.*                                 279
          6,603   ResMed, Inc.*                                           296
          6,357   Respironics, Inc.*                                      202
          4,787   Sierra Health Services, Inc.*                            25
          4,370   Sola International, Inc.*                                44
          1,661   Spacelabs Medical, Inc.*                                 16
          6,307   Theragenics Corporation*                                 51
          6,279   Universal Health Services, Inc., Class B*               564
          6,829   Varian Medical Systems, Inc.                            470
          2,660   Vital Signs, Inc.                                       106
                                                                   ----------
                                                                        3,914
                                                                   ----------
                  HOME BUILDERS  2.6%
         10,174   Champion Enterprises, Inc.*                              82
          2,862   Coachmen Industries, Inc.                                29
         16,563   D.R. Horton, Inc.                                       401
          7,000   Fleetwood Enterprises, Inc.                              91
          4,976   M.D.C. Holdings, Inc.                                   214
          4,271   Monaco Coach Corporation*                                83
          1,769   NVR, Inc.*                                              337
          2,882   Ryland Group, Inc. (The)                                137
          1,562   Skyline Corporation                                      40
          6,369   Standard-Pacific Corporation                            130
          2,122   Thor Industries, Inc.                                    49
          7,611   Toll Brothers, Inc.*                                    270
          4,470   Winnebago Industries, Inc.                               82
                                                                   ----------
                                                                        1,945
                                                                   ----------

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

SMALL CAP INDEX FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  HOME FURNISHINGS  1.3%
          2,187   Bassett Furniture Industries, Inc.                      $31
          8,371   Ethan Allen Interiors, Inc.                             297
          7,638   Fedders Corporation                                      39
          6,838   Harman International Industries, Inc.                   217
         12,893   La-Z-Boy, Inc.                                          232
          3,119   Royal Appliance Manufacturing Company*                   16
          3,860   Springs Industries, Inc.                                172
                                                                   ----------
                                                                        1,004
                                                                   ----------
                  HOTELS & LODGING  0.3%
          6,332   Marcus Corporation (The)                                 95
          5,000   Pegasus Solutions Inc.*                                  50
          9,731   Prime Hospitality Corporation*                          100
                                                                   ----------
                                                                          245
                                                                   ----------
                  HOUSEHOLD PRODUCTS/WARES  1.3%
          3,800   Applica, Inc.                                            26
          2,429   Enesco Group, Inc.*                                      14
          6,600   Fossil, Inc.*                                           124
          6,144   John H. Harland Company                                 133
          3,281   Libbey, Inc.                                            110
          1,255   National Presto Industries, Inc.                         36
          2,445   New England Business Service, Inc.                       45
          4,426   Russ Berrie and Company, Inc.                           105
          2,700   Salton, Inc.*                                            47
          6,038   Scott's Company (The), Class A*                         252
          2,706   Toro Company (The)                                      125
                                                                   ----------
                                                                        1,017
                                                                   ----------
                  INSURANCE  2.2%
          2,303   Blanch (EW) Holdings, Inc.                               31
          4,266   Delphi Financial Group, Inc.                            135
         16,130   Fidelity National Financial, Inc.                       378
         13,405   First American Corporation                              267
         15,054   Fremont General Corporation                              64
          2,922   Hilb, Rogal, & Hamilton Company                         115
          2,921   LandAmerica Financial Group, Inc.                        88
          8,847   Mutual Risk Management Ltd.                              57
          2,100   RLI Corporation                                          84
          2,100   SCPIE Holdings Inc.                                      42
          5,428   Selective Insurance Group                               134
          7,699   Trenwick Group, Inc.                                    154
          3,637   Zenith National Insurance Corporation                    96
                                                                   ----------
                                                                        1,645
                                                                   ----------
                  INVESTMENT COMPANY  0.9%
          6,300   iShares S&P SmallCap 600 Index Fund                     690
                                                                   ----------



         Number   Market Value
      of Shares   (in thousands)

                  IRON/STEEL  0.4%
          2,713   Material Sciences Corporation*                          $19
          5,361   Reliance Steel & Aluminum Company                       157
          9,777   Steel Dynamics, Inc.*                                   140
          1,948   Steel Technologies, Inc.                                 13
                                                                   ----------
                                                                          329
                                                                   ----------
                  LEISURE & RECREATION/GAMING  0.5%
          4,555   Arctic Cat, Inc.                                         60
          1,820   Huffy Corporation*                                       16
          3,200   K2, Inc.*                                                26
          5,934   Pinnacle Systems, Inc.*                                  59
          5,121   Polaris Industries, Inc.                                198
                                                                   ----------
                                                                          359
                                                                   ----------
                  MACHINERY & EQUIPMENT  3.2%
          4,300   Applied Industrial Technologies, Inc.                    81
          3,420   Astec Industries, Inc.*                                  65
          7,180   Baldor Electric Company                                 150
          9,171   Cognex Corporation*                                     271
          4,100   Esterline Technologies Corporation*                      80
          2,570   Flow International Corporation*                          25
          3,372   Gardner Denver, Inc.*                                    65
          3,964   Gerber Scientific, Inc.                                  28
          6,468   Graco, Inc.                                             177
          4,767   Helix Technology Corporation                            148
          6,400   Idex Corporation                                        201
          8,899   JLG Industries, Inc.                                    109
          2,147   Lindsay Manufacturing Company                            40
          4,648   Lone Star Technologies, Inc.*                           245
          5,248   Manitowoc Company (The)                                 144
          7,225   Milacron, Inc.                                          132
          4,620   Regal-Beloit Corporation                                 87
          1,935   Robbins & Myers, Inc.                                    55
          6,404   SpeedFam-IPEC, Inc.*                                     39
          3,484   Thomas Industries, Inc.                                  91
          6,510   Veritas DGC Inc.*                                       212
                                                                   ----------
                                                                        2,445
                                                                   ----------
                  MANUFACTURING-CONSUMER GOODS  0.3%
          7,578   AptarGroup, Inc.                                        239
                                                                   ----------
                  MEDICAL EQUIPMENT & SUPPLIES  1.0%
          4,678   ArthroCare Corporation*                                  88
          2,666   CONMED Corporation*                                      58
          5,400   Haemonetics Corporation*                                175
          4,390   INAMED Corporation*                                      92
          2,479   Osteotech, Inc.*                                         14
          2,700   PolyMedica Corporation*                                  73
          8,805   Techne Corporation*                                     283
                                                                   ----------
                                                                          783
                                                                   ----------

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

SMALL CAP INDEX FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  METAL FABRICATION & HARDWARE  0.8%
          2,510   A.M. Castle & Company                                   $24
          1,595   Amcast Industrial Corporation                            15
          2,530   Commercial Metals Company                                65
          4,481   Intermet Corporation                                     23
          1,790   Lawson Products, Inc.                                    50
          7,089   Mueller Industries, Inc.*                               229
          4,964   Myers Industries, Inc.                                   74
          2,569   Quanex Corporation                                       53
          5,231   Valmont Industries                                       79
          2,316   Wolverine Tube, Inc.*                                    33
                                                                   ----------
                                                                          645
                                                                   ----------
                  METALS & MINING  0.5%
          2,200   Cleveland-Cliffs, Inc.                                   42
          2,903   Commonwealth Industries, Inc.                            14
          4,649   RTI International Metals, Inc.*                          66
          8,242   Stillwater Mining Company*                              252
                                                                   ----------
                                                                          374
                                                                   ----------
                  MISCELLANEOUS MANUFACTURING  2.9%
          5,131   A.O. Smith Corporation                                   98
          3,047   A.T. Cross Company, Class A*                             22
          4,850   Armor Holdings, Inc.*                                    81
          4,376   Barnes Group, Inc.                                       88
          4,600   Briggs & Stratton Corporation                           186
          3,457   Brooks Automation, Inc.*                                216
          5,346   CLARCOR, Inc.                                           132
          5,175   Concord Camera Corporation*                              33
          3,500   CUNO, Inc.*                                              89
          2,900   Deltic Timber Corporation                                66
          6,336   Griffon Corporation*                                     59
          3,200   JAKKS Pacific, Inc.*                                     46
          2,784   Lydall, Inc.*                                            34
          5,100   MagneTek, Inc.*                                          49
          3,300   Meade Instruments Corporation*                           20
          3,654   Oshkosh Truck Corporation                               142
         10,200   Polaroid Corporation*                                    36
          6,535   Roper Industries, Inc.                                  273
          3,697   Scott Technologies, Inc.*                                87
          2,792   SPS Technologies, Inc.*                                 136
          2,290   Standex International Corporation                        55
          5,831   Sturm, Ruger, & Company, Inc.                            57
          8,171   Tredegar Corporation                                    160
          6,700   Visual Networks, Inc.*                                   24
                                                                   ----------
                                                                        2,189
                                                                   ----------
                  NETWORKING PRODUCTS  0.1%
         13,562   Stratos Lightwave, Inc.*                                108
                                                                   ----------


       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  OFFICE EQUIPMENT & SERVICES  0.6%
         10,956   Interface, Inc., Class A                                $85
          5,900   Standard Register Company (The)                          95
          6,732   Zebra Technologies Corporation, Class A*                291
                                                                   ----------
                                                                          471
                                                                   ----------
                  OIL & EXPLORATION, PRODUCTION & SERVICES  6.0%
          3,049   Atwood Oceanics, Inc.*                                  136
          7,051   Barrett Resources Corporation*                          454
          6,279   Cabot Oil & Gas Corporation                             182
         15,764   Cross Timbers Oil Company                               428
          3,735   Dril-Quip, Inc.*                                        122
          3,929   HS Resources, Inc.*                                     195
         10,902   Input/Output, Inc.*                                     121
          2,442   Key Production Company, Inc.*                            55
          9,070   Newfield Exploration Company*                           327
          3,600   Nuevo Energy Company*                                    64
          5,137   Oceaneering International, Inc.*                        122
          4,488   Patina Oil & Gas Corporation                            117
          3,996   Plains Resources, Inc.*                                  97
         10,589   Pogo Producing Company                                  314
         14,282   Pride International, Inc.*                              380
          3,737   Remington Oil & Gas Corporation*                         57
          3,627   Seacor Smit, Inc.*                                      166
          5,352   Seitel, Inc.*                                           104
          4,844   St. Mary Land & Exploration Company                     120
          5,012   Stone Energy Corporation*                               249
          5,100   Swift Energy Company*                                   163
          8,142   Tom Brown, Inc.*                                        208
         13,366   Vintage Petroleum, Inc.                                 276
          3,558   WD-40 Company                                            64
                                                                   ----------
                                                                        4,521
                                                                   ----------
                  PHARMACEUTICALS  3.4%
          5,321   Accredo Health, Inc.*                                   181
          6,244   AdvancePCS*                                             360
         10,164   Alliance Pharmaceutical Corporation*                     49
          8,533   Alpharma, Inc.                                          193
          8,775   Cephalon, Inc.*                                         559
          4,853   Cygnus, Inc.*                                            32
          6,370   Medicis Pharmaceutical Corporation*                     316
          3,900   MGI Pharma, Inc.*                                        43
          3,088   Natures Sunshine Products, Inc.                          28
         14,027   NBTY, Inc.*                                             174
          4,692   Noven Pharmaceuticals, Inc.*                            101
          9,609   Priority Healthcare Corporation, Class B*               334
          5,099   Syncor International Corporation*                       180
                                                                   ----------
                                                                        2,550
                                                                   ----------

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

SMALL CAP INDEX FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  PRINTING & PUBLISHING  0.3%
          7,179   Bowne & Company, Inc.                                   $72
          2,828   Consolidated Graphics, Inc.*                             38
          4,600   Information Holdings, Inc.*                              99
          2,547   Thomas Nelson, Inc.                                      17
                                                                   ----------
                                                                          226
                                                                   ----------
                  RESTAURANTS  2.7%
          5,340   Applebee's International, Inc.                          224
          5,748   CEC Entertainment, Inc.*                                295
          6,601   Cheesecake Factory, Inc. (The)*                         251
          4,386   IHOP Corporation*                                        91
          8,155   Jack In the Box, Inc.*                                  216
          4,440   Landry's Seafood Restaurants, Inc.*                      54
          4,006   Luby's, Inc.                                             31
          3,870   O'Charley's, Inc.*                                       76
          2,890   Panera Bread Company*                                    87
          2,300   P.F. Chang's China Bistro, Inc.*                         89
          4,023   RARE Hospitality International, Inc.*                   112
         13,376   Ruby Tuesday, Inc.                                      255
          6,945   Ryan's Family Steak Houses, Inc.*                        83
          5,610   Sonic Corporation*                                      156
          6,236   Steak n Shake Company (The)                              56
                                                                   ----------
                                                                        2,076
                                                                   ----------
                  RETAIL STORES  5.4%
         10,871   99 Cents Only Stores*                                   315
          6,120   AnnTaylor Stores Corporation*                           167
          2,281   Building Materials Holding Corporation*                  22
          9,418   Burlington Coat Factory Warehouse Corporation           194
         10,455   Casey's General Stores, Inc.                            126
          4,491   Cash America International, Inc.                         36
          5,409   Cato Corporation (The)                                   95
          3,675   Chico's FAS, Inc.*                                      164
         11,494   Copart, Inc.*                                           263
          4,438   Cost Plus, Inc.*                                        106
          2,953   Discount Auto Parts, Inc.*                               26
          3,929   Dress Barn, Inc. (The)*                                  95
          2,600   Factory 2-U Stores, Inc.*                                68
          4,141   Footstar, Inc.*                                         151
          4,591   Genesco, Inc.*                                          131
          7,019   Goody's Family Clothing, Inc.*                           28
          2,249   Gottschalks, Inc.*                                       10
          3,779   Group 1 Automotive, Inc.*                                70
          5,322   Gymboree Corporation (The)*                              37
          3,380   Hancock Fabrics, Inc.                                    28
          5,188   Hughes Supply, Inc.                                      78
          3,226   Jo-Ann Stores, Inc.*                                     14
          1,605   Lillian Vernon Corporation                               11
          8,487   Linens 'N Things, Inc.*                                 229
          4,665   Mayor's Jewelers, Inc.*                                  18
          8,875   Men's Warehouse, Inc. (The)*                            226
          6,870   Michaels Stores, Inc.*                                  232


       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  RETAIL STORES  5.4% (CONT.)
          6,789   Pacific Sunwear of California, Inc.*                   $189
         20,389   Pier 1 Imports, Inc.                                    226
          8,744   Regis Corporation                                       162
          3,600   School Specialty, Inc.*                                  83
          6,366   Shopko Stores, Inc.*                                     51
          9,013   Stein Mart, Inc.*                                        97
          9,270   Stride Rite Corporation                                  69
          2,400   Ultimate Electronics, Inc.*                              60
          7,361   Zale Corporation*                                       246
                                                                   ----------
                                                                        4,123
                                                                   ----------
                  SCHOOLS  0.2%
          5,000   ITT Educational Services, Inc.*                         178
                                                                   ----------
                  SECURITY SERVICES  0.6%
          3,888   Kroll-O'Gara Company (The)*                              27
         12,575   RSA Security, Inc.*                                     402
                                                                   ----------
                                                                          429
                                                                   ----------
                  SEMICONDUCTORS  3.7%
          8,900   Alliance Semiconductor Corporation*                     128
          9,146   Alpha Industries, Inc.                                  225
          6,520   ATMI, Inc.*                                             172
         20,672   Axcelis Technologies, Inc.*                             310
          4,672   AXT, Inc.*                                              147
          4,393   Cohu, Inc.                                               80
          3,695   DuPont Photomasks, Inc.*                                206
          4,760   Elantec Semiconductor, Inc.*                            158
          4,638   Electroglas, Inc.*                                       73
          9,300   ESS Technology, Inc.*                                    64
          8,079   General Semiconductor, Inc.                              93
         13,549   Kopin Corporation*                                       95
          5,309   Pericom Semiconductor Corporation*                       96
          5,888   Pioneer-Standard Electronics, Inc.                       71
          4,100   Power Integrations, Inc.*                                76
          7,480   Silicon Valley Group, Inc.*                             236
          2,800   Supertex, Inc.*                                          50
          4,695   Three-Five Systems, Inc.*                                75
          4,637   Ultratech Stepper, Inc.*                                133
          6,848   Varian Semiconductor Equipment Associates, Inc.*        312
                                                                   ----------
                                                                        2,800
                                                                   ----------
                  TELECOMMUNICATIONS  0.6%
          5,967   Allen Telecom, Inc.*                                     78
         11,103   Aspect Communications Corporation*                       58
          4,600   Aware, Inc.*                                             37
          3,700   Boston Communications Group, Inc.*                       39
         11,133   General Communication, Inc., Class A*                   105
          4,281   Network Equipment Technologies, Inc.*                    18
          5,142   Symmetricom, Inc.*                                       75
          4,200   ViaSat, Inc.*                                            74
                                                                   ----------
                                                                          484
                                                                   ----------

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

SMALL CAP INDEX FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  TELECOMMUNICATIONS SERVICES AND EQUIPMENT  0.9%
         12,490   Aeroflex, Inc.*                                        $186
          2,400   Davox Corporation*                                       25
         15,642   DMC Stratex Networks, Inc.*                             120
         12,300   Harmonic, Inc.*                                          55
          7,500   International FiberCom, Inc.*                            29
          3,390   Metro One Telecommunications, Inc.*                     144
          7,700   Pac-West Telecomm, Inc.*                                 22
          5,686   Proxim, Inc.*                                            79
                                                                   ----------
                                                                          660
                                                                   ----------
                  TEXTILE PRODUCTS  0.1%
          4,362   G & K Services, Inc., Class A.                           84
                                                                   ----------
                  TOBACCO  0.1%
          9,560   DIMON, Inc.                                              86
                                                                   ----------
                  TRANSPORTATION & SHIPPING  2.0%
          4,480   Arkansas Best Corporation*                               88
          5,400   Arnold Industries, Inc.                                  96
          4,512   Forward Air Corporation*                                157
          7,905   Fritz Companies, Inc.*                                   89
          5,417   Heartland Express, Inc.*                                149
          5,195   Kirby Corporation                                       115
          1,769   Landstar System, Inc.*                                  115
          2,225   M.S. Carriers, Inc.*                                     69
          4,643   Offshore Logistics, Inc.*                               123
          4,000   Roadway Express, Inc.                                    98
          5,489   U.S. Freightways Corporation                            144
         10,021   Werner Enterprises, Inc.                                199
          5,218   Yellow Corporation*                                      95
                                                                   ----------
                                                                        1,537
                                                                   ----------
                  UTILITIES _ GAS & ELECTRIC  2.8%
          6,692   Advanced Energy Industries, Inc.*                       232
         10,104   Avista Corporation                                      201
          1,256   Bangor Hydro-Electric Company                            33
          6,870   Cal Dive International, Inc.*                           193
          2,063   Central Vermont Public Service Corporation               33
          3,637   CH Energy Group, Inc.                                   160
            995   Green Mountain Power Corporation                         15
          4,300   Laclede Gas Company                                     103
          9,326   Louis Dreyfus Natural Gas Corporation*                  355
          3,001   NUI Corporation                                          67
          7,327   RGS Energy Group, Inc.                                  273
          5,800   UGI Corporation                                         153
          3,123   UIL Holdings Corporation                                153
          7,000   UniSource Energy Corporation                            163
                                                                   ----------
                                                                        2,134
                                                                   ----------


       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  WATER UTILITY  0.4%
          2,276   American States Water Company                           $75
         11,156   Philadelphia Suburban Corporation                       260
                                                                   ----------
                                                                          335
                                                                   ----------
                  WHOLESALE DISTRIBUTION  0.7%
          3,500   Bell Microproducts, Inc.*                                32
         11,929   Brightpoint, Inc.*                                       47
          8,751   Insight Enterprises, Inc.*                              234
          7,056   Owens & Minor, Inc.                                     137
          5,756   Watsco, Inc.                                             74
                                                                   ----------
                                                                          524
                                                                   ----------

                  Total Common Stocks (Cost $70,585)                   75,979
                                                                   ----------

     Number
   of Shares
 (in thousands)
---------------

                  SHORT-TERM INVESTMENT  0.3%
                  INVESTMENT COMPANY  0.3%
            203   First American Prime Obligations Fund                   203
                                                                   ----------
                  Total Short-Term Investment (Cost $203)                 203
                                                                   ----------
                  Total Investments (Cost $70,788)  100.4%             76,182
                                                                   ----------
                  Liabilities, less Other Assets  (0.4)%                (266)
                                                                   ----------
                  TOTAL NET ASSETS  100.0%                            $75,916
                                                                   ==========
                  *Non-income producing

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

SMALL CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  COMMON STOCKS  87.5%
                  AGRICULTURE  1.0%
        154,400   Delta and Pine Land Company                          $3,690
                                                                   ----------
                  AIRLINES  0.8%
        122,600   AirTran Holdings, Inc.*                               1,148
         67,300   Frontier Airlines, Inc.*                              1,012
         34,800   SkyWest, Inc.                                           922
                                                                   ----------
                                                                        3,082
                                                                   ----------
                  BANKING  3.1%
         47,722   Cullen/Frost Bankers, Inc.                            1,527
        206,400   East West Bancorp, Inc.                               4,285
         58,500   Independence Community Bank Corporation               1,082
         65,000   Silicon Valley Bancshares*                            1,629
         40,200   Southwest Bancorporation of Texas, Inc.*              1,347
         77,600   Trustmark Corporation                                 1,622
                                                                   ----------
                                                                       11,492
                                                                   ----------
                  BEVERAGES  0.7%
         41,367   Constellation Brands, Inc.*                           2,699
                                                                   ----------
                  BIOTECHNOLOGY  1.0%
         42,600   InterMune, Inc.*                                      1,312
        225,800   XOMA, Ltd.*                                           2,527
                                                                   ----------
                                                                        3,839
                                                                   ----------
                  BROADCASTING  2.0%
         63,000   Cox Radio, Inc.*                                      1,625
        339,200   Radio One, Inc.*                                      5,868
                                                                   ----------
                                                                        7,493
                                                                   ----------
                  BUSINESS SERVICES  3.1%
        246,491   Acxiom Corporation*                                   3,740
         40,200   Administaff, Inc.*                                      969
        209,200   DiamondCluster International, Inc.*                   3,979
         93,200   Manpower, Inc.                                        3,017
                                                                   ----------
                                                                       11,705
                                                                   ----------
                  CHEMICALS  0.9%
         86,800   Ferro Corporation                                     1,817
         25,600   OM Group, Inc.                                        1,400
                                                                   ----------
                                                                        3,217
                                                                   ----------
                  COMMERCIAL SERVICES  0.4%
         84,935   Steiner Leisure, Ltd.*                                1,182
         18,975   TeleTech Holdings, Inc.*                                130
                                                                   ----------
                                                                        1,312
                                                                   ----------
                  COMMUNICATIONS  0.4%
         10,300   Polycom, Inc.*                                          239
         58,800   Powerwave Technologies, Inc.*                         1,069
                                                                   ----------
                                                                        1,308
                                                                   ----------


       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  COMPUTER EQUIPMENT  0.4%
        315,500   Read-Rite Corporation*                               $1,748
                                                                   ----------
                  COMPUTER SERVICES  3.7%
         66,530   Affiliated Computer Services, Inc.*                   4,790
        258,400   Digitas, Inc.*                                        1,150
        101,100   Inforte Corporation*                                  1,026
        154,100   Secure Computing Corporation*                         2,215
         80,900   SunGard Data Systems, Inc.*                           4,471
                                                                   ----------
                                                                       13,652
                                                                   ----------
                  COMPUTER SOFTWARE  2.7%
         42,900   Activision, Inc.*                                     1,170
        164,500   Dendrite International, Inc.*                         1,979
         39,450   RSA Security, Inc.*                                   1,262
        281,700   SpeechWorks International, Inc.*                      3,634
         47,100   THQ, Inc.*                                            1,794
                                                                   ----------
                                                                        9,839
                                                                   ----------
                  CONSTRUCTION  0.9%
         54,300   Granite Construction, Inc.                            1,394
          4,200   Insituform Technologies, Inc., Class A*                 145
         64,100   Trex Company, Inc.*                                   1,811
                                                                   ----------
                                                                        3,350
                                                                   ----------
                  ELECTRICAL & ELECTRONIC  3.5%
        200,000   Benchmark Electronics, Inc.*                          5,100
         95,200   Camtek, Ltd.*                                           435
         90,800   Capstone Turbine Corporation*                         2,660
         43,500   DSP Group, Inc.*                                        943
         86,560   Photronics, Inc.*                                     2,511
         41,600   Technitrol, Inc.                                      1,267
                                                                   ----------
                                                                       12,916
                                                                   ----------
                  ELECTRONIC COMMERCE  0.6%
         56,400   IntraNet Solutions, Inc.*                             1,866
         77,300   PurchasePro.com, Inc.*                                  217
                                                                   ----------
                                                                        2,083
                                                                   ----------
                  ENTERTAINMENT & LEISURE  1.4%
         26,700   Anchor Gaming*                                        1,452
        134,300   Bally Total Fitness Holding Corporation*              3,680
                                                                   ----------
                                                                        5,132
                                                                   ----------
                  FINANCIAL SERVICES  1.3%
         68,700   Federated Investors, Inc.                             2,003
         97,300   Stilwell Financial, Inc.                              2,867
                                                                   ----------
                                                                        4,870
                                                                   ----------
                  FOOD DISTRIBUTORS  1.0%
         71,954   Performance Food Group Company*                       3,883
                                                                   ----------

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

SMALL CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  GAS DISTRIBUTION  0.5%
         22,525   Equitable Resources, Inc.                            $1,802
                                                                   ----------
                  HEALTH CARE  1.5%
         96,400   Coventry Health Care, Inc.*                           1,979
         40,800   Universal Health Services, Inc., Class B              3,662
                                                                   ----------
                                                                        5,641
                                                                   ----------
                  INSTRUMENTATION  1.4%
        121,252   Mettler-Toledo International, Inc.*                   5,365
                                                                   ----------
                  INSURANCE  7.0%
        166,600   American Financial Group, Inc.                        4,430
        241,820   Arthur J. Gallagher & Company                         6,099
        345,500   Fidelity National Financial, Inc.                     8,088
         60,100   First American Corporation                            1,199
         98,800   Harleysville Group, Inc.                              2,664
         54,800   RenaissanceRe Holdings, Ltd.                          3,502
                                                                   ----------
                                                                       25,982
                                                                   ----------
                  LASER SYSTEMS  0.6%
         57,400   Coherent, Inc.*                                       2,270
                                                                   ----------
                  MACHINERY & EQUIPMENT  1.7%
        159,855   GSI Lumonics, Inc.*                                   1,643
        174,700   Kaydon Corporation                                    4,476
                                                                   ----------
                                                                        6,119
                                                                   ----------
                  MANUFACTURING - CONSUMER GOODS  1.7%
         36,800   Callaway Golf Company                                   893
        254,800   Rayovac Corporation*                                  5,300
                                                                   ----------
                                                                        6,193
                                                                   ----------
                  MANUFACTURING - MISCELLANEOUS  2.1%
         52,200   Armor Holdings, Inc.*                                   869
         38,800   BorgWarner, Inc.                                      1,728
        127,800   Packaging Corp of America*                            1,806
         83,100   Triumph Group, Inc.*                                  3,498
                                                                   ----------
                                                                        7,901
                                                                   ----------
                  MARKETING  2.2%
         40,975   ADVO, Inc.                                            1,331
        385,000   ValueVision International, Inc.*                      6,834
                                                                   ----------
                                                                        8,165
                                                                   ----------
                  MEDICAL/DENTAL EQUIPMENT & SUPPLIES  6.1%
        136,025   DENTSPLY International, Inc.                          5,330
         99,600   Edwards Lifesciences Corporation*                     2,156
         71,500   Patterson Dental Company*                             2,185
        261,200   PolyMedica Corporation*                               7,094
         34,000   Respironics, Inc.*                                    1,079
        107,200   Sybron Dental Specialties, Inc.*                      2,144
         36,900   Varian Medical Systems, Inc.                          2,543
                                                                   ----------
                                                                       22,531
                                                                   ----------

       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  METALS & MINING  0.3%
         41,800   Stillwater Mining Company*                           $1,278
                                                                   ----------
                  NETWORKING PRODUCTS  0.8%
        134,800   Aeroflex, Inc.*                                       2,010
         20,100   Black Box Corporation*                                1,184
                                                                   ----------
                                                                        3,194
                                                                   ----------
                  OIL & EXPLORATION, PRODUCTION & SERVICES  7.5%
         45,400   Cal Dive International, Inc.*                         1,273
        225,925   Energy Partners, Ltd.*                                2,440
         57,200   Horizon Offshore, Inc.*                               1,385
         45,100   Louis Dreyfus Natural Gas Corporation*                1,718
        219,400   National-Oilwell, Inc.*                               8,677
         48,800   Newfield Exploration Company*                         1,757
         57,800   Pogo Producing Company                                1,711
        100,700   Precision Drilling Corporation*                       4,259
        181,300   Pride International, Inc.*                            4,828
                                                                   ----------
                                                                       28,048
                                                                   ----------
                  PHARMACEUTICALS  5.5%
         35,600   AmeriSource Health Corporation*                       1,922
        338,800   Bergen Brunswig Corporation                           6,200
         35,350   Cephalon, Inc.*                                       2,252
         73,300   Noven Pharmaceuticals, Inc.*                          1,574
        208,000   PRAECIS Pharmaceuticals, Inc.*                        4,564
        113,400   Titan Pharmaceuticals, Inc.*                          3,997
                                                                   ----------
                                                                       20,509
                                                                   ----------
                  PHARMACY SERVICES  2.0%
        338,000   Omnicare, Inc.                                        7,503
                                                                   ----------
                  PRINTING/PUBLISHING  0.4%
         34,900   Scholastic Corporation*                               1,457
                                                                   ----------
                  RESTAURANTS  1.3%
         68,300   AFC Enterprises, Inc.*                                1,622
         62,300   CEC Entertainment, Inc.*                              3,193
                                                                   ----------
                                                                        4,815
                                                                   ----------
                  RETAIL STORES  5.7%
         96,300   Abercrombie & Fitch Company*                          3,207
        104,900   Family Dollar Stores, Inc.                            2,676
        408,600   Gymboree Corporation (The)*                           2,864
        109,200   Linens 'n Things, Inc.*                               2,949
        124,240   Men's Warehouse, Inc. (The)*                          3,162
        148,500   Tweeter Home Entertainment Group, Inc.*               3,714
        108,100   Ultimate Electronics, Inc.*                           2,692
                                                                   ----------
                                                                       21,264
                                                                   ----------
                  SCHOOLS  1.5%
         78,400   Career Education Corporation*                         3,947
         79,100   Edison Schools, Inc.*                                 1,525
                                                                   ----------
                                                                        5,472
                                                                   ----------

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

SMALL CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  SEMICONDUCTORS  4.9%
         81,300   Cree, Inc.*                                          $1,750
        128,400   Entegris, Inc.*                                       1,175
        247,500   Exar Corporation*                                     7,198
         31,000   Integrated Device Technology, Inc.*                   1,214
        215,200   IXYS Corporation*                                     3,740
         29,900   Silicon Valley Group, Inc.*                             945
         50,100   TriQuint Semiconductor, Inc.*                         1,455
         30,700   Ultratech Stepper, Inc.*                                899
                                                                   ----------
                                                                       18,376
                                                                   ----------
                  TELECOMMUNICATIONS  1.9%
        104,675   AirGate PCS, Inc.*                                    4,145
        458,000   Asia Global Crossing, Ltd.*                           2,872
                                                                   ----------
                                                                        7,017
                                                                   ----------
                  TELECOMMUNICATIONS EQUIPMENT  0.2%
         37,400   Anaren Microwave, Inc.*                                 636
                                                                   ----------
                  TRANSPORTATION SERVICES  0.2%
         19,800   Forward Air Corporation*                                667
                                                                   ----------
                  UTILITIES - GAS & ELECTRIC  1.6%
         65,000   Kansas City Power & Light Company                     1,697
        128,400   Orion Power Holdings, Inc.*                           4,134
                                                                   ----------
                                                                        5,831
                                                                   ----------
                  Total Common Stocks (Cost $290,448)                 325,346
                                                                   ----------
                  EXCHANGE TRADED FUNDS  1.7%
         54,500   Consumer Staples Select Sector SPDR Fund              1,374
         44,900   iShares S&P SmallCap 600 Index Fund                   4,913
                                                                   ----------
                  Total Exchange Traded Funds (Cost $6,316)             6,287
                                                                   ----------


     Number
   of Shares                                                     Market Value
 (in thousands)                                                (in thousands)
---------------                                                 -------------
                  SHORT-TERM INVESTMENTS 11.9%
                  INVESTMENT COMPANY 11.5%
         42,584   First American Prime Obligations Fund               $42,584
                                                                   ----------
                  Total Investment Company (Cost $42,584)              42,584
                                                                   ----------
    Principal
      Value
 (in thousands)
---------------
                  U.S. TREASURY  0.4%
         $1,650   U.S. Treasury Bill, 5.85% 5/03/01                     1,650
                                                                   ----------
                  Total U.S. Treasury (Cost $1,650)                     1,650
                                                                   ----------
                  Total Short-Term Investments (Cost $44,234)          44,234
                                                                   ----------
                  Total Investments (Cost $340,998)  101.1%           375,867
                                                                   ----------
                  Liabilities, less Other Assets  (1.1)%              (3,928)
                                                                   ----------
                  TOTAL NET ASSETS  100.0%                           $371,939
                                                                   ==========
                  *Non-income producing
                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

SCIENCE & TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  COMMON STOCKS  91.2%
                  AEROSPACE   1.5%
         14,700   General Dynamics Corporation                         $1,133
                                                                   ----------
                  COMMUNICATIONS _ EQUIPMENT  9.4%
         10,700   CIENA Corporation*                                      589
         20,100   Comverse Technology, Inc.*                            1,379
         13,400   Corning Inc.*                                           294
         42,800   JDS Uniphase Corporation*                               915
         38,200   New Focus, Inc.*                                        491
          8,100   ONI Systems Corporation*                                291
         33,557   Openwave Systems, Inc.*                               1,161
         13,900   QUALCOMM, Inc.*                                         797
         37,700   Sonus Networks, Inc.*                                   960
         69,525   Universal Access, Inc.*                                 324
                                                                   ----------
                                                                        7,201
                                                                   ----------
                  COMPUTERS _ NETWORKING  6.9%
        115,700   Cisco Systems, Inc.*                                  1,965
         25,500   Extreme Networks, Inc.*                                 839
         41,300   Juniper Networks, Inc.*                               2,438
                                                                   ----------
                                                                        5,242
                                                                   ----------
                  COMPUTERS _ PERIPHERAL   4.6%
         30,900   Brocade Communications Systems, Inc.*                 1,174
         40,700   EMC Corporation*                                      1,612
         31,500   Network Appliance, Inc.*                                717
                                                                   ----------
                                                                        3,503
                                                                   ----------
                  COMPUTER HARDWARE  7.6%
         13,800   Apple Computer, Inc.                                    351
         43,300   Dell Computer Corporation*                            1,136
         19,000   Emulex Corporation*                                     682
         30,600   Handspring, Inc.*                                       466
         13,600   International Business Machines Corporation           1,566
         95,497   Sun Microsystems, Inc.*                               1,635
                                                                   ----------
                                                                        5,836
                                                                   ----------
                  COMPUTER SOFTWARE  20.3%
         11,900   Adobe Systems, Inc.                                     537
         46,600   BEA Systems, Inc.*                                    1,904
         30,000   Check Point Software Technologies Ltd.*               1,881
         40,000   Citrix Systems, Inc.*                                 1,136
         24,400   Electronic Arts, Inc.*                                1,382
         22,600   Manugistics Group, Inc.*                                767
         27,000   Microsoft Corporation*                                1,829
         56,500   Nuance Communications, Inc.*                            724
         41,900   Oracle Corporation*                                     677
         38,150   OTG Software, Inc.*                                     218
         29,200   Rational Software Corporation*                          707
         51,100   Siebel Systems, Inc.*                                 2,328
         24,000   VERITAS Software Corporation*                         1,431
                                                                   ----------
                                                                       15,521
                                                                   ----------


       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  DRUGS  3.3%
          8,200   Bristol-Myers Squibb Company                           $459
         26,000   MedImmune, Inc.*                                      1,018
         18,000   Millennium Pharmaceuticals, Inc.*                       660
         10,500   Schering-Plough Corporation                             405
                                                                   ----------
                                                                        2,542
                                                                   ----------
                  ELECTRONICS _ INSTRUMENTS  2.2%
         50,325   Exfo Electro-Optical Engineering, Inc.*               1,695
                                                                   ----------
                  ELECTRONICS _ SEMICONDUCTORS  20.7%
         26,800   Analog Devices, Inc.*                                 1,268
         53,800   Applied Micro Circuits Corporation*                   1,400
         80,000   AXT, Inc.*                                            2,504
         63,800   EMCORE Corporation*                                   2,642
         54,900   Intel Corporation                                     1,697
         36,600   Micron Technology, Inc.                               1,661
         10,900   NVIDIA Corporation*                                     908
         10,000   RF Micro Devices, Inc.*                                 294
         21,600   Rambus, Inc.*                                           367
         46,000   Texas Instruments Inc.                                1,780
         37,700   Vitesse Semiconductor Corporation*                    1,278
                                                                   ----------
                                                                       15,799
                                                                   ----------
                  HEALTH TECHNOLOGY  3.6%
         22,000   Abgenix, Inc.*                                          825
         24,000   ALZA Corporation*                                     1,097
         39,500   Serono SA, ADR*                                         814
                                                                   ----------
                                                                        2,736
                                                                   ----------
                  MEDICAL PRODUCTS & SERVICES  5.0%
         15,900   Amgen, Inc.*                                            972
          4,900   Genzyme Corporation*                                    541
         18,500   Guidant Corporation                                     759
         12,000   Medtronic, Inc.                                         535
          5,900   Merck & Company, Inc.                                   448
         12,800   Pfizer, Inc.                                            554
                                                                   ----------
                                                                        3,809
                                                                   ----------
                  MULTIMEDIA  1.1%
         15,950   AOL-Time Warner, Inc.*                                  805
                                                                   ----------

                  SEMICONDUCTOR EQUIPMENT  3.0%
         13,800   Applied Materials, Inc.*                                753
          7,000   KLA-Tencor Corporation*                                 385
         20,900   Novellus Systems, Inc.*                               1,153
                                                                   ----------
                                                                        2,291
                                                                   ----------
                  TELECOMMUNICATIONS SERVICE  2.0%
         14,900   Qwest Communications International, Inc.*               609
         52,400   WorldCom, Inc.*                                         956
                                                                   ----------
                                                                        1,565
                                                                   ----------

                  Total Common Stocks (Cost $73,901)                   69,678
                                                                   ----------

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

SCIENCE & TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  OPTIONS PURCHASED  0.5%
            200   Put Option on Broadband Holders Trust,
                  expires 5/19/01, exercise price $25                     $18
            250   Put Option on Dell Computer Corp.,
                  expires 5/19/01, exercise price $25                      35
            100   Call Option on Philadelphia Semiconductor Index,
                  expires 5/19/01, exercise price $700                    240
            200   Put Option on Rambus, Inc., expires 8/18/01,
                  exercise price $17.50                                    98
                                                                   ----------
                  Total Options Purchased (identified cost $65)           391
                                                                   ----------
     Number
    of Shares
 (in thousands)
---------------
                  SHORT-TERM INVESTMENT  4.8%
                  INVESTMENT COMPANY  4.8%
          3,631   First American Prime Obligations Fund                 3,631
                                                                   ----------
                  Total Short-Term Investment (Cost $3,631)             3,631
                                                                   ----------
                  Total Investments (Cost $77,597)  96.5%              73,700
                                                                   ----------
                  Other Assets, less Liabilities  3.5%                  2,700
                                                                   ----------
                  TOTAL NET ASSETS  100.0%                            $76,400
                                                                   ==========
                  *Non-income producing
                  ADR _ American Depository Receipt
                  SA _ Societe Anonyme (French Corporation)


       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  SCHEDULE OF CALL OPTIONS WRITTEN
            100   International Business Machines Corporation,
                  expires 7/21/01, exercise price $130                    $33
                                                                   ----------
                  Total Call Options Written (Premiums received $35)       33
                                                                   ----------
                  SCHEDULE OF PUT OPTIONS WRITTEN
             50   Bea Systems, Inc., expires 6/16/01,
                  exercise price $45                                       42
             50   Network Appliance, Inc., expires 6/16/01,
                  exercise price $30                                       45
             50   VERITAS Software Corporation, expires 5/19/01,
                  exercise price $75                                       80
                                                                   ----------
                  Total Put Options Written (Premiums received $116)      167
                                                                   ----------
                  Total Options Written (Premiums received $151)         $200
                                                                   ==========

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

MICROCAP FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  COMMON STOCKS  90.6%
                  AIR TRANSPORTATION  1.1%
         53,550   Frontier Airlines, Inc.*                               $805
        257,600   Mesa Air Group, Inc.*                                 2,834
                                                                   ----------
                                                                        3,639
                                                                   ----------
                  BANKING  3.0%
         78,700   American Financial Holdings, Inc.                     1,621
         83,650   Boston Private Financial Holdings, Inc.               1,639
         68,300   Dime Community Bancshares                             2,008
         73,800   East West Bancorp, Inc.                               1,532
         32,700   First Financial Holdings, Inc.                          659
         28,800   Flagstar Bancorp, Inc.                                  650
         70,600   Staten Island Bancorp, Inc.                           1,941
                                                                   ----------
                                                                       10,050
                                                                   ----------
                  BROADCASTING _ RADIO & TELEVISION 0.8%
        202,100   Regent Communications, Inc.*                          1,419
        131,950   Saga Communications, Inc.*                            2,553
                                                                   ----------
                                                                        3,972
                                                                   ----------
                  BUSINESS SERVICES  1.5%
          8,300   DiamondCluster International, Inc.*                     154
        358,200   Euronet Services, Inc.*                               2,095
        210,400   Exult, Inc.*                                          1,925
         54,600   Inforte Corporation*                                    554
         71,400   Tanning Technology Corporation*                         329
                                                                   ----------
                                                                        5,057
                                                                   ----------
                  COMPUTER SOFTWARE & SERVICES 10.3%
        121,050   Activision, Inc.*                                     3,315
          8,300   AremisSoft Corporation*                                 135
          4,000   BSQUARE Corporation*                                     52
        340,600   Concurrent Computer Corporation*                      1,822
        207,700   EXE Technologies, Inc.*                               1,508
        307,200   Interplay Entertainment Corporation*                    584
         84,300   Mechanical Dynamics, Inc.*                              856
        124,300   Moldflow Corporation*                                 1,535
        117,700   MSC. Software Corporation*                            1,783
        120,900   OTG Software, Inc.*                                     694
        187,100   Overland Data, Inc.*                                  1,068
        477,100   ProSoft Training.Com*                                 1,460
        124,225   SeaChange International, Inc.*                        2,037
        139,800   Speechworks International, Inc.*                      1,803
        478,000   Take-Two Interactive Software, Inc.*                  6,663
        163,000   THQ, Inc.*                                            6,209
                  Tridium, Inc.*+
          2,785    (Acquired 11/30/99 and 8/16/99, Cost $1,524)         1,269
            205   Tridium, Inc. warrants                                   54
        158,100   ValiCert, Inc.*                                         389
        551,100   Zamba Corporation*                                      733
                                                                   ----------
                                                                       33,969
                                                                   ----------


       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  CONTAINERS  1.0%
        211,300   Ivex Packaging Corporation*                          $3,307
                                                                   ----------
                  DATA PROCESSING  0.5%
         77,500   eFunds Corporation*                                   1,511
                                                                   ----------
                  DRUGS  4.5%
        519,400   Array BioPharma, Inc.*                                3,792
         93,600   Biopure Corporation*                                  2,499
        105,400   Bone Care International, Inc.*                        2,282
        114,800   CIMA Labs, Inc.*                                      6,433
                                                                   ----------
                                                                       15,006
                                                                   ----------
                  ELECTRONICS  8.6%
        351,150   Aeroflex, Inc.*                                       5,236
        101,000   AstroPower, Inc.*                                     4,230
        115,900   DuraSwitch Industries, Inc.*                          1,263
                  Genroco, Inc.*+
        415,178    (Acquired 12/28/99, Cost $1,661)                       158
                  Genroco, Inc. warrants, 12/28/02
        103,794    (Acquired 1/26/00, Cost $0)                              0
         78,400   Measurement Specialties, Inc.*                        1,718
         83,900   Merix Corporation*                                    1,634
         60,100   Optimal Robotics Corporation*                         1,968
         13,200   Planar Systems, Inc.*                                   308
         83,000   PublicCARD, Inc.*                                       132
        220,300   Qualstar Corporation*                                 1,542
        996,700   Read-Rite Corporation*                                5,522
                  Stamford International, Inc.*+
        217,600    (Acquired 1/12/00-7/19/00, Cost $3,198)                326
        119,500   Three Five Systems, Inc.*                             1,906
         89,400   Universal Electronics, Inc.*                          1,713
                  VideoPropulsion, Inc.*+
        830,356    (Acquired 7/10/00, Cost $291)                           83
         24,100   Zygo Corporation*                                       884
                                                                   ----------
                                                                       28,623
                                                                   ----------
                  ENERGY  1.0%
        337,000   Headwaters, Inc.*                                     3,387
                                                                   ----------
                  ENTERTAINMENT & LEISURE  2.1%
        200,000   Championship Auto Racing Teams, Inc.*                 3,290
        256,300   JAKKS Pacific, Inc.*                                  3,673
                                                                   ----------
                                                                        6,963
                                                                   ----------
                  FOOD, BEVERAGES & TOBACCO  0.1%
         16,500   Monterey Pasta Company*                                  99
                                                                   ----------

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

MICROCAP FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  HEALTH CARE SERVICES & SUPPLIES  5.3%
         41,000   AmSurg Corporation*                                    $773
        161,500   Data Critical Corporation*                              274
        103,400   DaVita, Inc.*                                         1,820
         50,300   Icon PLC, ADR*                                        1,160
        373,800   PolyMedic Corporation*                               10,152
        245,700   Select Medical Corporation*                           3,251
                                                                   ----------
                                                                       17,430
                                                                   ----------
                  INSURANCE  2.9%
         94,700   Annuity and Life Re Holdings, Ltd.                    2,827
         94,900   LandAmerica Financial Group, Inc.                     2,847
        124,300   Presidential Life Corporation                         2,145
         53,200   Triad Guaranty, Inc.*                                 1,884
                                                                   ----------
                                                                        9,703
                                                                   ----------
                  INTERNET PRODUCTS & SERVICES  1.6%
        527,500   eMerge Interactive, Inc.*                             1,245
        202,000   Innodata Corporation*                                 1,686
         68,625   1-800 Contacts, Inc.*                                 1,462
        304,100   PurchasePro.com, Inc.*                                  854
                                                                   ----------
                                                                        5,247
                                                                   ----------
                  MANUFACTURING _ INDUSTRIAL  0.8%
         32,000   Medis Technologies Ltd.*                                592
        167,600   SureBeam Corporation*                                 2,045
                                                                   ----------
                                                                        2,637
                                                                   ----------
                  MEDICAL INSTRUMENTS  2.3%
        162,000   Cyberonics, Inc.*                                     1,847
        434,000   Osteotech, Inc.*                                      2,387
        303,100   Packard BioScience Company*                           2,106
        214,050   Physiometrix, Inc.*                                   1,098
                                                                   ----------
                                                                        7,438
                                                                   ----------
                  METALS & MINERALS  0.3%
         32,700   Arch Coal, Inc.                                       1,012
                                                                   ----------
                  MISCELLANEOUS  0.4%
         76,200   Sea Containers LTD, Class A                           1,158
                                                                   ----------
                  NETWORKING  1.2%
        339,600   Lantronix, Inc.*                                      2,494
        229,100   Tricord Systems, Inc.*                                1,306
                                                                   ----------
                                                                        3,800
                                                                   ----------


       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  OIL & GAS SERVICES  14.3%
        150,375   Cal Dive International, Inc.*                        $4,212
        250,800   CE Franklin Ltd.*                                       956
        172,600   Horizon Offshore, Inc.*                               4,186
        357,700   Key Energy Services, Inc.*                            4,711
        148,775   Maverick Tube Corporation*                            3,630
        344,000   Oceaneering International, Inc.*                      8,187
        362,400   Superior Energy Services, Inc.*                       4,313
        424,300   Unit Corporation*                                     8,596
        245,100   UTI Energy Corporation*                               8,431
                                                                   ----------
                                                                       47,222
                                                                   ----------
                  REAL ESTATE INVESTMENT TRUSTS (REITS)  1.3%
         24,100   Alexandria Real Estate Equities, Inc.                   895
         44,000   Bedford Property Investors, Inc.                        839
         28,900   CBL & Associates Properties, Inc.                       796
         40,100   EastGroup Properties, Inc.                              864
         26,950   Parkway Properties, Inc.                                774
                                                                   ----------
                                                                        4,168
                                                                   ----------
                  RESTAURANTS  0.9%
        183,200   Champps Entertainment, Inc.*                          1,293
        140,000   Landry's Seafood Restaurants, Inc.                    1,697
                                                                   ----------
                                                                        2,990
                                                                   ----------
                  RETAIL 7.7%
        125,900   Genesco, Inc.*                                        3,601
        304,200   Gymboree Corporation (The) *                          2,132
        163,100   Pacific Sunwear of California, Inc.*                  4,544
         83,300   Too, Inc.*                                            1,658
        128,900   Tweeter Home Entertainment Group, Inc.*               3,224
        206,500   Ultimate Electronics, Inc.*                           5,142
        286,400   ValueVision International, Inc.*                      5,084
                                                                   ----------
                                                                       25,385
                                                                   ----------
                  SEMICONDUCTORS  4.0%
        179,100   Advanced Power Technology, Inc.*                      2,728
         59,100   Alpha Industries, Inc.*                               1,452
         90,900   Genesis Microchip, Inc.*                              1,174
        207,700   Integrated Silicon Solution, Inc.*                    3,111
        167,950   IXYS Corporation*                                     2,919
        166,200   Sage, Inc.*                                           1,438
        106,900   Silicon Image, Inc.*                                    454
                                                                   ----------
                                                                       13,276
                                                                   ----------
                  SEMICONDUCTOR CAPITAL EQUIPMENT  0.8%
         73,550   Adept Technology, Inc.*                                 742
         63,500   AXT, Inc.*                                            1,996
                                                                   ----------
                                                                        2,738
                                                                   ----------

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

MICROCAP FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

       Number                                                      Market Value
      of Shares                                                   (in thousands)
     ----------                                                   --------------

                  SCHOOLS  5.6%
        156,400   Career Education Corporation*                        $7,875
        102,900   Corinthian Colleges, Inc.*                            4,219
        206,300   University of Phoenix Online, Inc.*                   6,272
                                                                   ----------
                                                                       18,366
                                                                   ----------
                  TELECOMMUNICATIONS  1.6%
         82,900   Airgate PCS, Inc.*                                    3,283
        333,500   Airspan Networks, Inc.*                               1,001
        115,500   SCC Communications Corporation*                         964
                                                                   ----------
                                                                        5,248
                                                                   ----------
                  TELECOMMUNICATIONS EQUIPMENT 2.9%
        292,350   REMEC, Inc.*                                          3,204
        371,500   ViaSat, Inc.*                                         6,512
                                                                   ----------
                                                                        9,716
                                                                   ----------
                  TEXTILES & APPAREL  0.6%
        117,600   Steven Madden, Ltd.*                                  2,097
                                                                   ----------
                  TRANSPORTATION  1.6%
        152,200   Arkansas Best Corporation*                            2,986
        133,100   Covenant Transport, Inc., Class A*                    2,083
          1,700   Landstar System, Inc.*                                  111
            800   Motor Cargo Industries, Inc.*                             7
                                                                   ----------
                                                                        5,187
                                                                   ----------

                  Total Common Stocks (Cost $266,804)                 300,401
                                                                   ----------


     Number
   of Shares                                                     Market Value
 (in thousands)                                                (in thousands)
---------------                                                --------------
                  SHORT-TERM INVESTMENTS  9.7%
                  INVESTMENT COMPANY 9.1%
         30,310   First American Prime Obligations Fund               $30,310
                                                                   ----------

                  Total Investment Company (Cost $30,310)              30,310
                                                                   ----------
    Principal
     Amount
 (in thousands)
---------------
                  U.S. TREASURY 0.6%
         $2,000   U.S. Treasury Bill, 4.94%, 5/03/01                    2,000
                                                                   ----------
                  Total U.S. Treasury (Cost $2,000)                     2,000
                                                                   ----------
                  Total Short-Term Investments (Cost $32,310)          32,310
                                                                   ----------
                  Total Investments (Cost $299,114)  100.3%           332,711
                                                                   ----------
                  Liabilities, less Other Assets  (0.3)%              (1,136)
                                                                   ----------
                  TOTAL NET ASSETS  100.0%                           $331,575
                                                                   ==========
                  * Non-income producing
                  + Fair valued security

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

STATEMENT OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
APRIL 30, 2001
(UNAUDITED)

                                                                                          U.S. GOVERNMENT
                                                   SHORT-TERM            INTERMEDIATE       SECURITIES            AGGREGATE
                                                    BOND FUND             BOND FUND            FUND               BOND FUND
                                                  ------------           ------------     --------------         -----------
ASSETS:
  Investments, at value (cost $215,019,
   $479,742, $210,571, $273,841,
   $649,651, $127,246, $138,210, $154,587
   and $391,165, respectively)                      $218,579              $491,641           $215,003              $280,359
  Collateral received for securities loaned                _                98,970                  _                     _
  Cash                                                     _                     _                  _                     6
  Income receivable                                    4,310                 6,870              2,248                 3,478
  Capital shares sold                                    603                 1,367                175                   543
  Receivable for securities sold                           1                     _                  _                 2,992
  Deferred organization costs                              _                     _                  _                     _
  Other assets                                            18                    16                 38                    37
                                                  ----------            ----------         ----------            ----------

   Total Assets                                      223,511               598,864            217,464               287,415
                                                  ----------            ----------         ----------            ----------

LIABILITIES:
  Payable for securities purchased                    10,349                     _                  _                 4,175
  Capital shares redeemed                                205                 1,039              1,086                    92
  Payable for return of collateral
   received on securities loaned                           _                98,970                  _                     _
  Payable to affiliates                                  129                   274                152                   214
  Accrued expenses and other liabilities                  65                    69                 17                    51
                                                  ----------            ----------         ----------            ----------

   Total Liabilities                                  10,748               100,352              1,255                 4,532
                                                  ----------            ----------         ----------            ----------


NET ASSETS                                          $212,763              $498,512           $216,209              $282,883
                                                  ==========             =========         ==========            ==========

NET ASSETS CONSIST OF:
  Capital stock                                     $212,531              $486,221           $212,885              $279,572
  Undistributed net investment
   income (loss)                                         148                   403                572                   187
  Undistributed accumulated net realized
   gains (losses) on investments                     (3,476)                  (11)            (1,680)               (3,394)
  Unrealized net appreciation
   (depreciation) on investments                       3,560                11,899              4,432                 6,518
                                                  ----------            ----------         ----------            ----------

   Total Net Assets                                 $212,763              $498,512           $216,209              $282,883
                                                  ==========             =========         ==========            ==========

SERIES A:
  Net assets                                         $48,234               $30,831             $5,930                $3,921
  Shares authorized
  ($.0001 par value)                               unlimited             unlimited          unlimited             unlimited
  Shares issued and outstanding                        4,643                 2,955                555                   384
  Net asset value and redemption
   price per share (1)                                $10.39                $10.43             $10.69                $10.22
                                                  ==========             =========         ==========            ==========
  Maximum offering price per share                    $10.82                $10.86             $11.14                $10.65
                                                  ==========             =========         ==========            ==========


SERIES B:
  Net assets                                          $1,279                  $722             $1,740                  $647
  Shares authorized
   ($.0001 par value)                              unlimited             unlimited          unlimited             unlimited
  Shares issued and outstanding                          123                    69                162                    63
  Net asset value and offering
   price per share (1)(2)                             $10.38                $10.42             $10.71                $10.24
                                                  ==========             =========         ==========            ==========

SERIES Y:
  Net assets                                            $108                  $237             $5,531               $36,164
  Shares authorized
   ($.0001 par value)                              unlimited             unlimited          unlimited             unlimited
  Shares issued and outstanding                           10                    23                519                 3,536
  Net asset value, redemption price and
   offering price per share (1)                       $10.41                $10.43             $10.66                $10.23
                                                  ==========             =========         ==========            ==========

SERIES INSTITUTIONAL:
  Net assets                                        $163,142              $466,722           $203,008              $242,151
  Shares authorized
   ($.0001 par value)                              unlimited             unlimited          unlimited             unlimited
  Shares issued and outstanding                       15,701                44,732             18,986                23,676
  Net asset value, redemption price
   and offering price per share (1)                   $10.39                $10.43             $10.69                $10.23
                                                  ==========             =========         ==========            ==========


                                                                                   TAX-EXEMPT          MISSOURI      NATIONAL
                                             BOND IMMDEX_     STRATEGIC INCOME    INTERMEDIATE        TAX-EXEMPT     MUNICIPAL
                                                 FUND               FUND           BOND FUND           BOND FUND     BOND FUND
                                            --------------    ---------------   ---------------      ------------- ------------
ASSETS:
  Investments, at value (cost $215,019,
   $479,742, $210,571, $273,841,
   $649,651, $127,246, $138,210, $154,587
   and $391,165, respectively)                 $671,111           $126,491         $139,686            $157,572      $403,299
  Collateral received for securities loaned     161,493                  _                _                   _             _
  Cash                                                _                 12                _                   _             _
  Income receivable                              13,747              1,744            2,398               2,707         6,758
  Capital shares sold                             2,749                301              363                 297           217
  Receivable for securities sold                      1                384                _                   _             _
  Deferred organization costs                         _                  _                _                   _             4
  Other assets                                       44                  7               17                  50            32
                                              ---------          ---------        ---------          ----------     ---------

   Total Assets                                 849,145            128,939          142,464             160,626       410,310
                                              ---------          ---------        ---------          ----------     ---------

LIABILITIES:
  Payable for securities purchased                  534                567                _               4,866             _
  Capital shares redeemed                         1,394                 67                2                  20           516
  Payable for return of collateral
   received on securities loaned                161,493                  _                _                   _             _
  Payable to affiliates                             319                142               87                 108           403
  Accrued expenses and other liabilities             96                 58               31                  15            69
                                              ---------          ---------        ---------          ----------     ---------

   Total Liabilities                            163,836                834              120               5,009           988
                                              ---------          ---------        ---------          ----------     ---------

NET ASSETS                                     $685,309           $128,105         $142,344            $155,617      $409,322
                                              =========          =========        =========          ==========     =========

NET ASSETS CONSIST OF:
  Capital stock                                $663,722           $159,844         $141,009            $152,533      $398,833
  Undistributed net investment
   income (loss)                                    561              (214)               73                  86         (191)
  Undistributed accumulated net
   realized gains (losses) on investments         (434)           (30,770)            (214)                  13       (1,454)
  Unrealized net appreciation
   (depreciation) on investments                 21,460              (755)            1,476               2,985        12,134
                                              ---------          ---------        ---------          ----------     ---------

   Total Net Assets                            $685,309           $128,105         $142,344            $155,617      $409,322
                                              =========          =========        =========          ==========     =========

SERIES A:
  Net assets                                    $84,407             $4,066          $11,630             $19,686        $2,712
  Shares authorized
   ($.0001 par value)                         unlimited          unlimited        unlimited           unlimited     unlimited
  Shares issued and outstanding                   2,996                454            1,127               1,674           273
  Net asset value and redemption
   price per share (1)                           $28.18              $8.95           $10.32              $11.76         $9.93
                                              =========          =========        =========          ==========     =========
  Maximum offering price per share                29.35              $9.32           $10.75              $12.25        $10.34
                                              =========          =========        =========          ==========     =========

SERIES B:
  Net assets                                     $5,127            $22,284             $258              $2,593          $689
  Shares authorized
   ($.0001 par value)                         unlimited          unlimited        unlimited           unlimited     unlimited
  Shares issued and outstanding                     182              2,491               25                 221            70
  Net asset value and offering
   price per share (1)(2)                        $28.16              $8.95           $10.32              $11.75         $9.91
                                              =========          =========        =========          ==========     =========

SERIES Y:
  Net assets                                       $508                $91
  Shares authorized
   ($.0001 par value)                         unlimited          unlimited
  Shares issued and outstanding                      18                 10
  Net asset value, redemption price
   and offering price per share (1)              $28.18              $8.94
                                             ==========          =========

SERIES INSTITUTIONAL:
  Net assets                                   $595,267           $101,664         $130,456            $133,338      $405,921
  Shares authorized
   ($.0001 par value)                         unlimited          unlimited        unlimited           unlimited     unlimited
  Shares issued and outstanding                  21,113             11,365           12,643              11,336        40,979
  Net asset value, redemption price
   and offering price per share (1)              $28.19              $8.95           $10.32              $11.76         $9.91
                                              =========          =========        =========          ==========     =========

  (1) Amounts may not recalculate due to rounding.
  (2) Redemption price of Series B shares varies based on length of time held.

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

STATEMENT OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                                                                       U.S. GOVERNMENT
                                         SHORT-TERM              INTERMEDIATE             SECURITIES               AGGREGATE
                                          BOND FUND               BOND FUND                  FUND                  BOND FUND
                                    ---------------------   ---------------------    --------------------    --------------------
                                    Six months              Six months               Six months  Eleven      Six months    Eleven
                                      ended       Year         ended        Year        ended    months        ended       months
                                    April 30,     ended      April 30,     ended      April 30,   ended      April 30,     ended
                                       2001     Oct. 31,       2001       Oct. 31,      2001    Oct. 31,        2001      Oct. 31,
                                   (Unaudited)    2000      (Unaudited)     2000     (Unaudited)  2000      (Unaudited)     2000
                                   -----------  --------    ----------   ---------   ---------- --------    -----------   -------
OPERATIONS:
 Net investment income                 $5,373   $10,485       $14,417     $24,486      $5,363    $3,390       $7,494    $7,073
 Net realized gain (loss)
  on investments                         (10)     (448)           144          26         171     (680)        (947)   (1,499)
 Net change in unrealized
  appreciation
   on investments                       4,426       794        13,054       1,534       5,129     1,015        7,080     2,987
                                     --------  --------      --------    --------     -------   -------     --------   -------

 Net increase in net assets
   resulting from operations            9,789    10,831        27,615      26,046      10,663     3,725       13,627     8,561
                                     --------  --------      --------    --------     -------   -------     --------   -------

CAPITAL SHARE TRANSACTIONS:
 Shares sold                           56,297    45,335        94,267     210,538      18,481    21,024       14,620    26,726
 Shares issued in connection
  with the acquisition
   of the Stellar/Mercantile
  Fund assets                               _         _        34,628           _     150,927         _      158,065         _
 Shares issued to owners in
   reinvestment of dividends            3,396     7,457         5,596      11,783       1,328       832        1,830     2,422
 Shares redeemed                     (34,446)  (66,683)      (85,700)   (105,573)    (22,814)  (45,335)     (23,945)  (40,494)
                                     --------  --------      --------    --------     -------   -------     --------   -------

 Net increase (decrease) in net
  assets resulting
   from capital share transactions     25,247  (13,891)        48,791     116,748     147,922  (23,479)      150,570  (11,346)
                                     --------  --------      --------    --------     -------   -------     --------   -------

DISTRIBUTIONS TO SERIES A
SHAREHOLDERS:
 From net investment income (1)       (1,275)   (3,113)         (822)     (1,806)       (154)     (192)         (99)     (175)
 In excess of net investment income         _         _             _           _           _         _            _         _
 From net realized gains                    _         _             _           _           _         _            _         _
                                            _         _             _
                                     --------  --------      --------    --------     -------   -------     --------   -------
                                      (1,275)   (3,113)         (822)     (1,806)       (154)     (192)         (99)     (175)
                                     --------  --------      --------    --------     -------   -------     --------   -------

DISTRIBUTIONS TO SERIES B
SHAREHOLDERS:
 From net investment income (1)          (22)      (32)          (13)        (15)        (28)       (8)         (14)      (31)
 In excess of net investment income         _         _             _           _           _         _            _         _
 From net realized gains                    _         _             _           _           _         _            _         _

                                     --------  --------      --------    --------     -------   -------     --------   -------
                                         (22)      (32)          (13)        (15)        (28)       (8)         (14)      (31)
                                     --------  --------      --------    --------     -------   -------     --------   -------

DISTRIBUTIONS TO SERIES Y
SHAREHOLDERS:
 From net investment income (1)           (1)                     (3)                   (161)     (334)        (838)     (483)
                                     --------  --------      --------    --------     -------   -------     --------   -------

                                          (1)                     (3)                   (161)     (334)        (838)     (483)
                                     --------  --------      --------    --------     -------   -------     --------   -------
DISTRIBUTIONS TO SERIES
INSTITUTIONAL SHAREHOLDERS:
 From net investment income (1)       (4,045)   (7,343)      (13,492)    (22,569)     (4,857)   (2,856)      (6,320)   (6,384)
 In excess of net investment income         _         _             _           _           _         _            _         _
 From net realized gains                    _         _             _           _           _         _            _         _

                                      (4,045)   (7,343)      (13,492)    (22,569)     (4,857)   (2,856)      (6,320)   (6,384)
                                     --------  --------      --------    --------     -------   -------     --------   -------

TOTAL INCREASE (DECREASE)IN NET ASSETS 29,693  (13,548)        62,076     118,404     153,385  (23,144)      156,926   (9,858)
                                     --------  --------      --------    --------     -------   -------     --------   -------

NET ASSETS:
 Beginning of period                  183,070   196,618       436,436     318,032      62,824    85,968      125,957   135,815
                                     --------  --------      --------    --------     -------   -------     --------   -------

 End of period                       $212,763  $183,070      $498,512    $436,436    $216,209   $62,824     $282,883  $125,957
                                     ========  ========      ========    ========    ========   =======     ========  ========

 Undistributed net investment
  income (loss)                          $148     $118           $403        $316        $572      $409         $187     $(36)
                                     ========  ========      ========    ========    ========   =======     ========  ========



                                      BOND             STRATEGIC          TAX-EXEMPT            MISSOURI            NATIONAL
                                    IMMDEX_              INCOME          INTERMEDIATE          TAX-EXEMPT          MUNICIPAL
                                      FUND                FUND            BOND FUND            BOND FUND           BOND FUND
                             ------------------    -----------------   ----------------    -----------------   ------------------
                            Six months            Six months  Eleven   Six months         Six months  Eleven   Six months Eleven
                               ended      Year       ended    months     ended     Year      ended    months     ended    months
                             April 30,   ended     April 30,   ended   April 30,  ended    April 30,  ended    April 30,   ended
                               2001     Oct. 31,     2001    Oct. 31,     2001   Oct. 31,    2001    Oct. 31,     2001   Oct. 31,
                            (Unaudited)   2000    (Unaudited)  2000   (Unaudited)  2000   (Unaudited)  2000   (Unaudited)  2000
                            ----------- -------   ----------- ------   ---------- -----   ----------- -----    ----------  -----
OPERATIONS:
 Net investment income        $19,421  $34,423      $4,609   $10,123     $2,712  $3,840     $3,436  $6,093       $8,490  $11,254
 Net realized gain (loss)
  on investments                (312)    2,419       (882)   (7,729)        (5)   (209)         16      56          388  (1,499)
 Net change in unrealized
  appreciation
  on investments               16,292      148       8,102     6,766      1,999     839      2,723   2,814       10,420    9,127
                              -------  -------     -------   -------    -------  ------    ------- -------      -------  -------

 Net increase in net assets
  resulting from operations    35,401   36,990      11,829     9,160      4,706   4,470      6,175   8,963       19,298   18,882
                              -------  -------     -------   -------    -------  ------    ------- -------      -------  -------

CAPITAL SHARE TRANSACTIONS:
 Shares sold                  170,303  198,226     113,792    13,000     25,513  59,116     12,520  42,757       25,923   20,093
 Shares issued in connection
  with the acquisition
  of the Stellar/Mercantile
  Fund assets                       _        _           _         _     23,759       _          _       _      150,776        _
 Shares issued to owners in
  reinvestment of dividends    13,232   24,546       1,337     2,818        598   1,432        383     944          238       75
 Shares redeemed             (74,353)(182,502)   (123,592)  (45,669)   (24,399)(31,173)    (9,522)(33,729)     (34,654)(100,799)
                              -------  -------     -------   -------    -------  ------    ------- -------      -------  -------

 Net increase (decrease) in
  net assets resulting
  from capital share
  transactions                109,182   40,270     (8,463)  (29,851)     25,471  29,375      3,381   9,972      142,283 (80,631)
                              -------  -------     -------   -------    -------  ------    ------- -------      -------  -------

DISTRIBUTIONS TO SERIES A
SHAREHOLDERS:
 From net investment
  income (1)                  (2,433)  (5,390)        (27)       (1)      (220)   (645)      (411)   (852)         (47)     (60)
 In excess of net investment
  income                            _        _           _         _          _       _          _       _            _      (1)
 From net realized gains        (328)        _           _         _          _    (66)        (8)     (1)            _        _
                              -------  -------     -------   -------    -------  ------    ------- -------      -------  -------

                              (2,761)  (5,390)        (27)       (1)      (220)   (711)      (419)   (853)         (47)     (61)
                              -------  -------     -------   -------    -------  ------    ------- -------      -------  -------

DISTRIBUTIONS TO SERIES B
SHAREHOLDERS:
 From net investment
  income (1)                     (96)    (135)     (1,770)   (9,846)        (3)     (5)       (45)   (109)         (10)     (22)
 In excess of net investment
  income                            _        _           _     (582)          _       _          _       _            _      (0)
 From net realized gains         (11)        _           _         _          _       _        (1)     (0)            _        _
                              -------  -------     -------   -------    -------  ------    ------- -------      -------  -------

                                (107)    (135)     (1,770)  (10,428)        (3)     (5)       (46)   (109)         (10)     (22)
                              -------  -------     -------   -------    -------  ------    ------- -------      -------  -------

DISTRIBUTIONS TO SERIES Y
SHAREHOLDERS:
 From net investment
  income (1)                      (5)              (2,948)                  (0)                (0)                  (1)
                               ------              -------                -----              -----                -----
                                  (5)              (2,948)                  (0)                (0)                  (1)
                               ------              -------                -----              -----                -----

DISTRIBUTIONS TO SERIES
INSTITUTIONAL SHAREHOLDERS:
 From net investment
  income (1)                 (16,739) (28,861)         (2)              (2,461) (3,177)    (2,884) (5,109)      (8,184) (11,172)
 In excess of net investment
  income                            _        _           _                    _       _          _       _            _    (182)
 From net realized gains      (1,937)        _           _                    _   (225)       (50)     (7)            _        _
                              -------  -------     -------   -------    -------  ------    ------- -------      -------  -------

                             (18,676) (28,861)         (2)              (2,461) (3,402)    (2,934) (5,116)      (8,184) (11,354)
                              -------  -------     -------   -------    -------  ------    ------- -------      -------  -------

TOTAL INCREASE (DECREASE)
 IN NET ASSETS                123,034   42,874     (1,381)  (31,120)     27,493  29,727      6,157  12,857      153,339 (73,186)
                              -------  -------     -------   -------    -------  ------    ------- -------      -------  -------

NET ASSETS:
 Beginning of period          562,275  519,401     129,486   160,606    114,851  85,124    149,460 136,603      255,983  329,169
                              -------  -------     -------   -------    -------  ------    ------- -------      -------  -------


 End of period               $685,309 $562,275    $128,105  $129,486   $142,344$114,851   $155,617$149,460     $409,322 $255,983
                              -------  -------     -------   -------    -------  ------    ------- -------      -------  -------

 Undistributed net investment
  income (loss)                  $561     $413      $(214)     $(76)        $73     $45        $86    $(9)       $(191)       $0
                              =======   ======     =======   =======    =======  ======     ======  ======      =======   ======


(1) For the Tax-Exempt Intermediate Bond Fund, Missouri Tax-Exempt Bond Fund and National Municipal Bond Fund, substantially all distributions from net investment income are exempt from federal income tax.

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
SIX MONTHS ENDED APRIL 30, 2001
(UNAUDITED)

                                                                                                         TAX-    MISSOURI
                                    SHORT-                   U.S.                                       EXEMPT     TAX-    NATIONAL
                                     TERM   INTERMEDIATE  GOVERNMENT AGGREGATE     BOND    STRATEGIC INTERMEDIATE EXEMPT  MUNICIPAL
                                     BOND       BOND      SECURITIES    BOND      IMMDEX-    INCOME      BOND      BOND      BOND
                                     FUND       FUND         FUND       FUND       FUND       FUND       FUND      FUND      FUND
                                    ------     ------       ------     ------      -----     -----      ------    ------    -----
INVESTMENT INCOME:
 Interest income                    $6,019     $15,869      $6,078    $8,425     $20,962    $3,343    $3,231    $3,986    $9,955
 Dividend income                         _           _           _         _           _     2,124         _         _         _
 Income from securities lending          _           8           _         _         101         _         _         _         _
 Other income                            _           _           _         2           _         _         _         _         _
                                    ------      ------      ------    ------     -------    ------    ------    ------    ------

                                     6,019      15,877       6,078     8,427      21,063     5,467     3,231     3,986     9,955
                                    ------      ------      ------    ------     -------    ------    ------    ------    ------

EXPENSES:
 Investment advisory fees              584       1,192         547       646         947       603       339       344     1,072
 Administration fees                   101         246         105       143         326        66        70        89       218
 Service organization fees _ Series A   61          36           7         4         105         _        16        21         3
 Service organization fees _ Series B    1           1           2         1           5        40         _         3         1
 Service organization fees _ Series Y    _           _           7        39           _         _         _         _         _
 Fund accounting fees                   50          86          23        27         101        22        35        15        17
 Transfer agent fees and expenses       33          42          22        25          65        44        21        24        44
 Professional fees                      22          22          10         8          24        19        22        10        10
 Custody fees                           18          31          31        46          38        14         9        26        64
 Federal and state registration fees    14          21           5         5          18        21        18         4         8
 Reports to shareholders                11           9          10        15          19        12         6        11        24
 12b-1 fees _ Series B                   4           2           6         3          13        40         1        13         3
 Directors' fees and expenses            3           3           2         2           3         5         3         2         3
 Amortization of organization costs      _           _           _         _           _         _         _         _         3
 Other                                   2           4           4         6           5         2         1         5        15
                                    ------      ------      ------    ------     -------    ------    ------    ------    ------


 Total expenses before waiver          904       1,695         781       970       1,669       888       541       567     1,485
  Less: Waiver of investment
  advisory fees                      (258)       (235)        (66)      (37)        (27)      (30)      (22)      (17)      (20)
                                    ------      ------      ------    ------     -------    ------    ------    ------    ------

  Net Expenses                         646       1,460         715       933       1,642       858       519       550     1,465
                                    ------      ------      ------    ------     -------    ------    ------    ------    ------

NET INVESTMENT INCOME                5,373      14,417       5,363     7,494      19,421     4,609     2,712     3,436     8,490
                                    ------      ------      ------    ------     -------    ------    ------    ------    ------

REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on
  investments                         (10)         144         171     (947)       (312)     (882)       (5)        16       388
 Net change in unrealized
  appreciation on investments        4,426      13,054       5,129     7,080      16,292     8,102     1,999     2,723    10,420
                                    ------      ------      ------    ------     -------    ------    ------    ------    ------

  Net gain on investments            4,416      13,198       5,300     6,133      15,980     7,220     1,994     2,739    10,808
                                    ------      ------      ------    ------     -------    ------    ------    ------    ------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS           $9,789     $27,615     $10,663   $13,627     $35,401   $11,829    $4,706    $6,175   $19,298
                                   =======     =======     =======   =======     =======   =======    ======    ======   =======

                                               See notes to the financial statements.


(LOGO) FIRSTAR FUNDS

FINANCIAL HIGHLIGHTS
INSTITUTIONAL SHARES
BOND FUNDS


                                                             Income from Investment Operations            Less Distributions
                                                           -------------------------------------  ----------------------------------
                                                                       Net Realized
                                                   Net                and Unrealized   Total      Dividends Distributions
                                               Asset Value,    Net       Gains or       from      from Net       from
                                                Beginning   Investment  (Losses) on  Investment  Investment    Capital     Total
PER SHARE DATA                                  of Period     Income    Securities   Operations    Income       Gains  Distributions
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM BOND
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1996                        $10.28     $0.61(6)     $(0.03)        $0.58     $(0.61)           $_   $(0.61)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1997                         10.25         0.62        0.02         0.64      (0.62)            _    (0.62)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1998                         10.27         0.61        0.07         0.68      (0.61)            _    (0.61)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1999                         10.34         0.56      (0.22)         0.34      (0.56)            _    (0.56)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         10.12         0.59        0.03         0.62      (0.59)            _    (0.59)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         10.15         0.28        0.24         0.52      (0.28)            _    (0.28)
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1996                         10.21      0.59(6)      (0.02)         0.57      (0.59)            _    (0.59)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1997                         10.19         0.60        0.12         0.72      (0.60)            _    (0.60)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1998                         10.31         0.59        0.19         0.78      (0.59)            _    (0.59)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1999                         10.50         0.59      (0.39)         0.20      (0.59)       (0.01)    (0.60)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         10.10         0.63        0.02         0.65      (0.63)            _    (0.63)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         10.12         0.31        0.31         0.62      (0.31)            _    (0.31)
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1996                        10.85         0.66      (0.15)         0.51      (0.66)    (0.03)(9)    (0.69)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1997                        10.67         0.61      (0.05)         0.56      (0.61)            _    (0.61)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                        10.62         0.60        0.12         0.72      (0.60)            _    (0.60)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                        10.74         0.58      (0.41)         0.17      (0.57)            _    (0.57)
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(11)                   10.34         0.55        0.08         0.63      (0.53)            _    (0.53)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         10.44         0.29        0.29         0.58      (0.33)            _    (0.33)
------------------------------------------------------------------------------------------------------------------------------------
AGGREGATE BOND
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1996                        10.53         0.67      (0.19)         0.48      (0.67)            _    (0.67)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1997                        10.34         0.59        0.03         0.62      (0.59)            _  (0.59) %
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                        10.37         0.60        0.37         0.97      (0.60)            _    (0.60)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                        10.74         0.60      (0.69)       (0.09)      (0.59)   (0.20)(10)    (0.79)
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(11)                    9.86         0.55        0.12         0.67      (0.55)            _    (0.55)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)          9.98         0.31        0.23         0.54      (0.29)            _    (0.29)
------------------------------------------------------------------------------------------------------------------------------------
BOND IMMDEX_
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1996                         27.82      1.70(6)      (0.27)         1.43      (1.70)            _    (1.70)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1997                         27.55         1.75        0.61         2.36      (1.75)            _    (1.75)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1998                         28.16         1.72        0.85         2.57      (1.71)            _  (1.71) %
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1999                         29.02         1.70      (1.65)         0.05      (1.70)            _    (1.70)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         27.37         1.94        0.13         2.07      (1.93)            _    (1.93)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         27.51         0.85        0.79         1.64      (0.85)       (0.11)    (0.96)
------------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME
------------------------------------------------------------------------------------------------------------------------------------
December 11, 2000(13) through
April 30, 2001 (unaudited)                           8.56         0.28        0.37         0.65      (0.26)            _    (0.26)
------------------------------------------------------------------------------------------------------------------------------------



                                                                                 Supplemental Data and Ratios
                                                                       -------------------------------------------------
                                                                                                Ratio of Net
                                                                        Net Assets, Ratio of Net Investment
                                                Net Asset                 End of      Expenses     Income     Portfolio
                                                Value, End    Total       Period     to Average  to Average    Turnover
PER SHARE DATA                                  of Period     Return      (000s)     Net Assets  Net Assets    Rate(7)
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM BOND
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1996                        $10.25        5.80%    $147,466     0.50%(1)       5.92%       59.62%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1997                         10.27        6.47%     136,084     0.50%(1)       6.04%       77.12%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1998                         10.34        6.84%     120,693     0.50%(1)       5.92%       78.20%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1999                         10.12        3.42%     130,611     0.56%(1)       5.52%       52.28%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         10.15        6.32%     132,406     0.57%(1)       5.80%       31.87%
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         10.39     5.20%(8)     163,142 0.60%(1)(12)   5.58%(12)    19.53%(8)
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1996)                        10.19        5.77%     173,468     0.50%(2)       5.84%       59.29%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1997                         10.31        7.36%     254,521     0.50%(2)       5.96%       40.61%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1998                         10.50        7.83%     291,289     0.50%(2)       5.75%       27.29%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1999                         10.10        1.91%     284,047     0.56%(2)       5.71%       64.07%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         10.12        6.67%     408,708     0.57%(2)       6.33%       17.91%
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         10.43     6.15%(8)     466,722 0.60%(2)(12)   6.06%(12)    12.01%(8)
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1996                        10.67        4.88%      60,079     0.67%(3)       6.10%       53.76%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1997                        10.62        5.51%      72,753     0.67%(3)       5.84%      100.33%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                        10.74        6.98%      93,683     0.67%(3)       5.64%       54.57%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                        10.34        1.67%      72,483     0.68%(3)       5.45%       26.17%
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(11)                   10.44     6.34%(8)      53,896 0.74%(3)(12)   5.66%(12)    22.73%(8)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         10.69     5.64%(8)     203,008 0.71%(3)(12)   5.50%(12)    11.03%(8)
------------------------------------------------------------------------------------------------------------------------------------
AGGREGATE BOND
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1996                        10.34        4.82%     141,440     0.65%(4)       6.36%      149.20%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1997                        10.37        6.32%     172,637     0.65%(4)       5.85%      140.72%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                        10.74        9.63%     178,868     0.66%(4)       5.71%       91.14%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                         9.86      (0.83)%     126,472     0.67%(4)       5.84%       38.29%
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(11)                    9.98     6.98%(8)     107,505 0.70%(4)(12)   6.06%(12)    24.93%(8)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         10.23     5.42%(8)     242,151 0.68%(4)(12)   5.70%(12)    17.14%(8)
------------------------------------------------------------------------------------------------------------------------------------
BOND IMMDEX_
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1996                         27.55        5.35%     370,556     0.43%(5)       6.23%       33.38%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1997                         28.16        8.90%     408,018     0.42%(5)       6.33%       35.12%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1998                         29.02        9.41%     471,425     0.42%(5)       6.02%       20.07%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1999                         27.37        0.20%     421,897     0.47%(5)       6.05%       57.04%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         27.51        7.29%     477,455     0.49%(5)       6.55%       25.34%
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         28.19     6.03%(8)     595,267 0.48%(5)(12)   6.18%(12)     6.33%(8)
------------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME
------------------------------------------------------------------------------------------------------------------------------------
December 11, 2000(13) through
April 30, 2001 (unaudited)                           8.95     7.62%(8)     101,664 1.20%(12)(14)   7.59%(12)    14.19%(8)
------------------------------------------------------------------------------------------------------------------------------------


(1) Without fees waived, ratios of net expenses to average net assets for the period ended April 30, 2001 and fiscal years ended October 31, 2000, 1999, 1998, 1997, 1996 would have been 0.86%, 0.87%, 0.84%, 0.86%, 0.86%, 0.87%, respectively.
(2) Without fees waived, ratios of net expenses to average net assets for the period ended April 30, 2001 and fiscal years ended October 31, 2000, 1999, 1998, 1997, 1996 would have been 0.69%, 0.70%, 0.70%, 0.71%, 0.73%, 0.74%, respectively.
(3) Without fees waived, ratios of net expenses to average net assets for the periods ended April 30, 2001 and October 31, 2000 and the fiscal years ended November 30, 1999, 1998, 1997, 1996 would have been 0.77%, 1.15%,
     1.09%, 1.07%, 1.07%, 0.77%, respectively.
(4) Without fees waived, ratios of net expenses to average net assets for the periods ended April 30, 2001 and October 31, 2000 and the fiscal years ended November 30, 1999, 1998, 1997, 1996 would have been 0.70%, 1.11%,
     1.08%, 1.06%, 1.05%, 0.75%, respectively.
(5) Without fees waived, ratios of net expenses to average net assets for the period ended April 30, 2001 and fiscal years ended October 31, 2000, 1999, 1998, 1997, 1996 would have been 0.49%, 0.49%, 0.48%, 0.49%, 0.49%, 0.50%, respectively.
(6) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(7) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(8)   Not annualized.
(9)   Includes distributions in excess of net realized gains of $0.03 per share.
(10)  Includes distributions in excess of net realized gains of $0.07 per share.
(11) Effective in 2000, the Fund's fiscal year end was changed to October 31 from November 30.
(12)  Annualized.
(13)  Commencement of operations.
(14) Without fees waived, the ratio of net expenses to average net assets for the period ended April 30, 2001 would have been 1.24%.

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

FINANCIAL HIGHLIGHTS
INSTITUTIONAL SHARES
BOND FUNDS

                                                             Income from Investment Operations            Less Distributions
                                                           -------------------------------------  ----------------------------------
                                                                       Net Realized
                                                   Net                and Unrealized   Total      Dividends Distributions
                                               Asset Value,    Net       Gains or       from      from Net       from
                                                Beginning   Investment  (Losses) on  Investment  Investment    Capital     Total
PER SHARE DATA                                  of Period     Income    Securities   Operations    Income       Gains  Distributions
------------------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT INTERMEDIATE BOND
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1996                        $10.24     $0.43(6)     $(0.03)        $0.40     $(0.43)           $_   $(0.43)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1997                         10.21         0.44        0.15         0.59      (0.44)            _    (0.44)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1998                         10.36         0.44        0.16         0.60      (0.44)            _    (0.44)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1999                         10.52         0.44      (0.40)         0.04      (0.43)       (0.01)    (0.44)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         10.12         0.43        0.06         0.49      (0.43)       (0.03)    (0.46)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         10.15         0.20        0.17         0.37      (0.20)            _    (0.20)
------------------------------------------------------------------------------------------------------------------------------------
MISSOURI TAX-EXEMPT BOND
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1996                        11.74         0.57      (0.05)         0.52      (0.57)            _    (0.57)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1997                        11.69         0.56        0.18         0.74      (0.56)            _    (0.56)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                        11.87         0.55        0.21         0.76      (0.55)            _    (0.55)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                        12.08         0.53      (0.74)       (0.21)      (0.53)       (0.02)    (0.55)
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(12)                   11.32         0.50        0.23         0.73      (0.50)            _    (0.50)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         11.55         0.27        0.20         0.47      (0.26)            _    (0.26)
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL MUNICIPAL BOND
------------------------------------------------------------------------------------------------------------------------------------
November 18, 1996(1) to November 30, 1996           10.00         0.02        0.05         0.07      (0.02)            _    (0.02)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1997                        10.05         0.54        0.23         0.77      (0.54)            _    (0.54)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                        10.28         0.46        0.30         0.76      (0.46)       (0.35)    (0.81)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                        10.23         0.43      (0.72)       (0.29)  (0.43)(10)   (0.10)(10)    (0.53)
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(12)                    9.41         0.39        0.31         0.70  (0.40)(11)            _    (0.40)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)          9.71         0.22        0.19         0.41      (0.21)            _    (0.21)
------------------------------------------------------------------------------------------------------------------------------------



                                                                                 Supplemental Data and Ratios
                                                                       -------------------------------------------------
                                                                                                Ratio of Net
                                                                        Net Assets, Ratio of Net Investment
                                                Net Asset                 End of      Expenses     Income     Portfolio
                                                Value, End    Total       Period     to Average  to Average    Turnover
PER SHARE DATA                                  of Period     Return      (000s)     Net Assets  Net Assets    Rate(7)
------------------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT INTERMEDIATE BOND
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1996                        $10.21        4.02%     $36,652     0.50%(3)       4.24%       30.46%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1997                         10.36        5.96%      52,208     0.50%(3)       4.36%       11.22%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1998                         10.52        5.88%      66,427     0.50%(3)       4.25%       14.38%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1999                         10.12        0.39%      65,034     0.64%(3)       4.16%       21.77%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         10.15        5.05%      99,348     0.67%(3)       4.32%       17.92%
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         10.32     3.64%(8)     130,456  0.74%(3)(9)    4.00%(9)     1.42%(8)
------------------------------------------------------------------------------------------------------------------------------------
MISSOURI TAX-EXEMPT BOND
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1996                        11.69        4.62%      55,905     0.65%(4)       4.95%        3.66%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1997                        11.87        6.48%      75,431     0.66%(4)       4.76%        3.50%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                        12.08        6.52%      94,402     0.66%(4)       4.57%        6.14%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                        11.32      (1.81)%     111,842     0.66%(4)       4.51%        0.76%
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(12)                   11.55     6.60%(8)     126,896  0.67%(4)(9)    4.79%(9)     2.61%(8)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         11.76     4.11%(8)     133,338  0.71%(4)(9)    4.81%(9)     1.69%(8)
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL MUNICIPAL BOND
------------------------------------------------------------------------------------------------------------------------------------
November 18, 1996(1) to November 30, 1996           10.05     0.74%(8)     310,413  0.12%(5)(9)    5.77%(9)            _
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1997                        10.28        7.97%     366,889     0.14%(5)       5.38%       83.94%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                        10.23        7.76%     384,518     0.56%(5)       4.52%       18.30%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                         9.41      (2.97)%     326,840     0.76%(5)       4.33%            _
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(12)                    9.71     7.63%(8)     253,803  0.78%(5)(9)    4.54%(9)     3.69%(8)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)          9.91     4.23%(8)     405,921  0.78%(5)(9)    4.53%(9)            _
------------------------------------------------------------------------------------------------------------------------------------



(1)   Commencement of operations.
(2) For the Tax-Exempt Intermediate Bond Fund, Missouri Tax-Exempt Bond Fund and National Municipal Bond Fund, substantially all investment income is exempt from federal income tax.
(3) Without fees waived, ratios of net expenses to average net assets for the period ended April 30, 2001 and the fiscal years ended October 31, 2000, 1999, 1998, 1997, 1996 would have been 0.77%, 0.85%, 0.82%, 0.81%, 0.88%,
     0.97%, respectively.
(4) Without fees waived, ratios of net expenses to average net assets for the periods ended April 30, 2001 and October 31, 2000 and the fiscal years ended November 30, 1999, 1998, 1997, 1996 would have been 0.74%, 1.08%,
     1.07%, 1.06%, 1.06%, 0.75%, respectively.
(5) Without fees waived, ratios of net expenses to average net assets for the periods ended April 30, 2001 and October 31, 2000, the fiscal years ended November 30, 1999, 1998, 1997 and the period ended November 30, 1996 would have been 0.79%, 1.19%, 1.16%, 1.16%, 1.17%, 0.82%, respectively.
(6) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(7) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(8)   Not annualized.
(9)   Annualized.
(10) Includes distributions in excess of net investment income and net realized gains of $0.01 and $0.01 per share, respectively.
(11) Includes distributions in excess of net investment income of $0.02 per share.
(12) Effective in 2000, the Fund's fiscal year end was changed to October 31 from November 30.

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS
FINANCIAL HIGHLIGHTS
RETAIL A SHARES
BOND FUNDS

                                                             Income from Investment Operations            Less Distributions
                                                           -------------------------------------  ----------------------------------
                                                                       Net Realized
                                                   Net                and Unrealized   Total      Dividends Distributions
                                               Asset Value,    Net       Gains or       from      from Net       from
                                                Beginning   Investment  (Losses) on  Investment  Investment    Capital     Total
PER SHARE DATA                                  of Period     Income    Securities   Operations    Income       Gains  Distributions
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM BOND
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1996                        $10.28     $0.58(7)     $(0.03)        $0.55     $(0.58)           $_   $(0.58)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1997                         10.25         0.60        0.02         0.62      (0.60)            _    (0.60)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1998                         10.27         0.58        0.07         0.65      (0.58)            _    (0.58)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1999                         10.34         0.54      (0.22)         0.32      (0.54)            _    (0.54)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         10.12         0.57        0.03         0.60      (0.57)            _    (0.57)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         10.15     0.27(12)        0.24         0.51      (0.27)            _    (0.27)
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1996                         10.21      0.56(7)      (0.02)         0.54      (0.56)            _    (0.56)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1997                         10.19         0.58        0.12         0.70      (0.58)            _    (0.58)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1998                         10.31         0.57        0.19         0.76      (0.57)            _    (0.57)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1999                         10.50         0.56      (0.39)         0.17      (0.56)       (0.01)    (0.57)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         10.10         0.61        0.02         0.63      (0.61)            _    (0.61)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         10.12         0.30        0.31         0.61      (0.30)            _    (0.30)
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1996                        10.85         0.62      (0.15)         0.47      (0.62)   (0.03)(10)    (0.65)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1997                        10.67         0.60      (0.07)         0.53      (0.58)            _    (0.58)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                        10.62         0.57        0.12         0.69      (0.57)            _    (0.57)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                        10.74         0.54      (0.40)         0.14      (0.54)            _    (0.54)
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(13)                   10.34         0.53        0.08         0.61      (0.51)            _    (0.51)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         10.44         0.27        0.29         0.56      (0.31)            _    (0.31)
------------------------------------------------------------------------------------------------------------------------------------
AGGREGATE BOND
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1996                        10.53         0.64      (0.19)         0.45      (0.64)            _    (0.64)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1997                        10.34         0.56        0.01         0.57      (0.56)            _    (0.56)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                        10.35         0.57        0.37         0.94      (0.57)            _    (0.57)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                        10.72         0.57      (0.69)       (0.12)      (0.56)   (0.20)(11)    (0.76)
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(13)                    9.84         0.52        0.12         0.64      (0.52)            _    (0.52)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)          9.96     0.37(12)        0.16         0.53      (0.27)            _    (0.27)
------------------------------------------------------------------------------------------------------------------------------------
BOND IMMDEX_
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1996                         27.82      1.61(7)      (0.26)         1.35      (1.63)            _    (1.63)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1997                         27.54         1.66    0.64(12)         2.30      (1.68)            _    (1.68)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1998                         28.16         1.64        0.85         2.49      (1.64)            _    (1.64)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1999                         29.01     1.64(12)      (1.66)       (0.02)      (1.63)            _    (1.63)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         27.36     1.71(12)        0.13         1.84      (1.71)            _    (1.71)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         27.49         0.83        0.79         1.62      (0.82)       (0.11)    (0.93)
------------------------------------------------------------------------------------------------------------------------------------




                                                                                 Supplemental Data and Ratios
                                                                       -------------------------------------------------
                                                                                                Ratio of Net
                                                                        Net Assets, Ratio of Net Investment
                                                Net Asset                 End of      Expenses     Income     Portfolio
                                                Value, End    Total       Period     to Average  to Average    Turnover
PER SHARE DATA                                  of Period     Return      (000s)     Net Assets  Net Assets    Rate(8)
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM BOND
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1996                        $10.25        5.54%     $58,843     0.75%(2)       5.67%       59.62%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1997                         10.27        6.21%      65,567     0.75%(2)       5.79%       77.12%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1998                         10.34        6.58%      75,410     0.75%(2)       5.67%       78.20%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1999                         10.12        3.16%      65,490     0.81%(2)       5.27%       52.28%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         10.15        6.05%      49,911     0.82%(2)       5.55%       31.87%
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         10.39     5.07%(9)      48,234 0.85%(2)(14)   5.34%(14)    19.53%(9)
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1996                         10.19        5.51%      17,392     0.75%(3)       5.59%       59.29%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1997                         10.31        7.09%      20,691     0.75%(3)       5.71%       40.61%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1998                         10.50        7.57%      29,550     0.75%(3)       5.50%       27.29%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1999                         10.10        1.66%      33,779     0.81%(3)       5.47%       64.07%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         10.12        6.41%      27,431     0.82%(3)       6.08%       17.91%
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         10.43     6.02%(9)      30,831 0.85%(3)(14)   5.82%(14)    12.01%(9)
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1996                        10.67        4.57%       7,153     0.97%(4)       5.82%       53.76%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1997                        10.62        5.20%       5,181     0.97%(4)       5.56%      100.33%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                        10.74        6.66%       4,664     0.97%(4)       5.35%       54.57%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                        10.34        1.37%       4,620     0.98%(4)       5.15%       26.17%
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(13)                   10.44     6.05%(9)       3,644 1.04%(4)(14)   5.36%(14)    22.73%(9)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         10.69     5.49%(9)       5,930 0.76%(4)(14)   3.64%(14)    11.03%(9)
------------------------------------------------------------------------------------------------------------------------------------
AGGREGATE BOND
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1996                        10.34        4.51%       4,915     0.95%(5)       6.06%      149.20%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1997                        10.35        5.78%       4,774     0.95%(5)       5.46%      140.72%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                        10.72        9.31%       4,927     0.96%(5)       5.41%       91.14%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                         9.84      (1.13)%       3,878     0.97%(5)       5.54%       38.29%
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(13)                    9.96     6.70%(9)       2,968 1.00%(5)(14)   5.76%(14)    24.93%(9)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         10.22     5.40%(9)       3,921 1.15%(5)(14)   7.43%(14)    17.14%(9)
------------------------------------------------------------------------------------------------------------------------------------
BOND IMMDEX_
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1996                         27.54        5.06%      42,671     0.68%(6)       5.98%       33.38%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1997                         28.16        8.68%      64,144     0.67%(6)       6.08%       35.12%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1998                         29.01        9.11%      95,301     0.67%(6)       5.77%       20.07%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1999                         27.36      (0.05)%      95,635     0.72%(6)       5.80%       57.04%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         27.49        6.99%      82,131     0.74%(6)       6.30%       25.34%
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         28.18     5.94%(9)      84,407 0.73%(6)(14)   5.94%(14)     6.33%(9)
------------------------------------------------------------------------------------------------------------------------------------


(1) The total return calculation does not reflect the maximum sales charge of 4.00%.
(2) Without fees waived, ratios of net expenses to average net assets for the period ended April 30, 2001 and fiscal years ended October 31, 2000, 1999, 1998, 1997, 1996 would have been 1.11%, 1.12%, 1.09%, 1.11%, 1.11%, 1.12%, respectively.
(3) Without fees waived, ratios of net expenses to average net assets for the period ended April 30, 2001 and fiscal years ended October 31, 2000, 1999, 1998, 1997, 1996 would have been 0.95%, 0.95%, 0.95%, 0.96%, 0.98%, 0.99%, respectively.
(4) Without fees waived, ratios of net expenses to average net assets for the periods ended April 30, 2001 and October 31, 2000 and the fiscal years ended November 30, 1999, 1998, 1997, 1996 would have been 0.81%, 1.15%,
     1.09%, 1.07%, 1.07%, 1.07%, respectively.
(5) Without fees waived, ratios of net expenses to average net assets for the periods ended April 30, 2001 and October 31, 2000 and the fiscal years ended November 30, 1999, 1998, 1997, 1996 would have been 1.21%, 1.11%,
     1.08%, 1.06%, 1.05%, 1.05%, respectively.
(6) Without fees waived, ratios of net expenses to average net assets for the period ended April 30, 2001 and fiscal years ended October 31, 2000, 1999, 1998, 1997, 1996 would have been 0.74%, 0.74%, 0.74%, 0.74%, 0.74%, 0.75%, respectively.
(7) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(8) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(9)  Not annualized.
(10) Includes distributions in excess of net realized gains of $0.03 per share.
(11) Includes distributions in excess of net realized gains of $0.07 per share.
(12) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(14) Effective in 2000, the Fund's fiscal year end was changed to October 31 from November 30.
(15) Annualized.

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

FINANCIAL HIGHLIGHTS
RETAIL A SHARES
BOND FUNDS

PER SHARE DATA


                                                             Income from Investment Operations            Less Distributions
                                                           -------------------------------------  ----------------------------------
                                                                       Net Realized
                                                   Net                and Unrealized   Total      Dividends Distributions
                                               Asset Value,    Net       Gains or       from      from Net       from
                                                Beginning   Investment  (Losses) on  Investment  Investment    Capital     Total
PER SHARE DATA                                  of Period     Income    Securities   Operations    Income       Gains  Distributions
------------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME
------------------------------------------------------------------------------------------------------------------------------------
March 31, 2000(1) through October 31, 2000(15)      $8.32        $0.36       $0.16        $0.52     $(0.38)           $_   $(0.38)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)          8.46         0.32        0.49         0.81      (0.32)            _    (0.32)
------------------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT INTERMEDIATE BOND
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1996                         10.23      0.40(8)      (0.01)         0.39      (0.41)            _    (0.41)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1997                         10.21         0.42        0.14         0.56      (0.42)            _    (0.42)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1998                         10.35         0.41        0.17         0.58      (0.41)            _  (0.41) %
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1999                         10.52         0.42      (0.40)         0.02      (0.41)       (0.01)    (0.42)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         10.12         0.42        0.06         0.48      (0.41)       (0.04)    (0.45)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         10.15         0.20        0.16         0.36      (0.19)            _    (0.19)
------------------------------------------------------------------------------------------------------------------------------------
MISSOURI TAX-EXEMPT BOND
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1996                        11.74         0.55      (0.05)         0.50      (0.55)            _  (0.55) %
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1997                        11.69         0.53        0.18         0.71      (0.53)            _    (0.53)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                        11.87         0.52        0.21         0.73      (0.52)            _    (0.52)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                        12.08         0.50      (0.74)       (0.24)      (0.51)       (0.02)    (0.53)
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(15)                   11.31         0.48        0.23         0.71      (0.48)            _    (0.48)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         11.54         0.26        0.21         0.47      (0.25)            _    (0.25)
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL MUNICIPAL BOND
------------------------------------------------------------------------------------------------------------------------------------
November 18, 1996(1) through November 30, 1996      10.00         0.02        0.05         0.07      (0.02)            _    (0.02)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1997                        10.05         0.52        0.22         0.74      (0.52)            _    (0.52)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                        10.27         0.44        0.30         0.74      (0.44)       (0.35)    (0.79)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                        10.22         0.41      (0.69)       (0.28)  (0.41)(12)   (0.10)(12)    (0.51)
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(15)                    9.43         0.37        0.31         0.68  (0.38)(13)            _    (0.38)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)          9.73         0.22        0.18         0.40      (0.20)            _    (0.20)
------------------------------------------------------------------------------------------------------------------------------------



                                                                                 Supplemental Data and Ratios
                                                                       -------------------------------------------------
                                                                                                Ratio of Net
                                                                        Net Assets, Ratio of Net Investment
                                                Net Asset                 End of      Expenses     Income     Portfolio
                                                Value, End    Total       Period     to Average  to Average    Turnover
PER SHARE DATA                                  of Period     Return      (000s)     Net Assets  Net Assets    Rate(9)
------------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME
------------------------------------------------------------------------------------------------------------------------------------
March 31, 2000(1) through October 31, 2000(15)      $8.46    6.38%(10)         $25 1.39%(4)(11)   7.58%(11)       63.29%
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)          8.95    9.76%(10)       4,066 1.44%(4)(11)   7.31%(11)   14.19%(10)
------------------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT INTERMEDIATE BOND
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1996                         10.21        3.87%      10,690     0.75%(5)       3.99%       30.46%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1997                         10.35        5.60%      19,199     0.75%(5)       4.11%       11.22%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1998                         10.52        5.73%      32,466     0.75%(5)       4.00%       14.38%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1999                         10.12        0.14%      20,016     0.89%(5)       3.91%       21.77%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         10.15        4.79%      15,295     0.92%(5)       4.07%       17.82%
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         10.32    3.52%(10)      11,630 1.00%(5)(11)   3.78%(11)    1.42%(10)
------------------------------------------------------------------------------------------------------------------------------------
MISSOURI TAX-EXEMPT BOND
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1996                        11.69        4.41%      25,144     0.85%(6)       4.75%        3.66%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1997                        11.87        6.27%      23,722     0.86%(6)       4.57%        3.50%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                        12.08        6.31%      23,611     0.86%(6)       4.38%        6.14%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                        11.31      (2.09)%      21,242     0.86%(6)       4.30%        0.76%
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(15))                  11.54    6.41%(10)      19,876 0.87%(6)(11)   4.59%(11)    2.61%(10)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         11.76    4.07%(10)      19,686 0.96%(6)(11)   4.56%(11)    1.69%(10)
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL MUNICIPAL BOND
------------------------------------------------------------------------------------------------------------------------------------
November 18, 1996(1) through November 30, 1996      10.05    0.73%(10)           1 0.37%(7)(11)   9.08%(11)            _
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1997                        10.27        7.61%         717     0.35%(7)       4.71%       83.94%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                        10.22        7.56%       1,162     0.85%(7)       4.18%       18.30%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                         9.43  (2.87)%(14)       1,582     0.96%(7)       4.14%            _
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(15)                    9.73    7.43%(10)       1,526 0.98%(7)(11)   4.34%(11)    3.69%(10)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)          9.93    4.09%(10)       2,712 0.90%(7)(11)   3.53%(11)            _
------------------------------------------------------------------------------------------------------------------------------------


(1)  Commencement of operations.
(2) For the Tax-Exempt Intermediate Bond Fund, Missouri Tax-Exempt Bond Fund and National Municipal Bond Fund, substantially all investment income is exempt from federal income tax.
(3) The total return calculation does not reflect the maximum sales charge of 4.00%.
(4) Without fees waived, ratios of net expenses to average net assets for the periods ended April 30, 2001 and October 31, 2000 would have been 1.51% and 1.48%, respectively.
(5    Without fees waived, ratios of net expenses to average net assets for the period ended April 30, 2001 and fiscal years ended October 31, 2000, 1999, 1998, 1997, 1996 would have been 1.04%, 1.10%, 1.07%, 1.06%, 1.13%, 1.22%, respectively.
(6) Without fees waived, ratios of net expenses to average net assets for the periods ended April 30, 2001 and October 31, 2000 and the fiscal years ended November 30, 1999, 1998, 1997, 1996 would have been 0.99%, 0.98%,
     1.07%, 1.06%, 1.06%, 1.05%, respectively.
(7) Without fees waived, ratios of net expenses to average net assets for the periods ended April 30, 2001 and October 31, 2000, the fiscal years ended November 30, 1999, 1998, 1997 and the period ended November 30, 1996 would have been 0.91%, 1.09%, 1.16%, 1.16%, 1.17%, 1.07%, respectively.
(8) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(9) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(10) Not annualized.
(11) Annualized.
(12) Includes distributions in excess of net income and net realized gains of $0.01 and $0.01 per share, respectively.
(13) Includes distributions in excess of net investment income of $0.02 per share.
(14) Incurred class specific gains. The total return excluding this would have been (3.14)%.
(15) Effective in 2000, the Fund's fiscal year end was changed to October 31 from November 30.

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

FINANCIAL HIGHLIGHTS
RETAIL B SHARES
BOND FUNDS

                                                                Income from Investment Operations     Less Distributions
                                                               ----------------------------------  ---------------------------
                                                                          Net Realized
                                                      Net                and Unrealized
                                                 Asset Value,                Gains        Total    Dividends Distributions
                                                   Beginning      Net     or (Losses)      from     from Net      from
                                                      of      Investment      On      Investment  Investment    Capital    Total
PER SHARE DATA                                      Period     Income    Securities    Operations    Income    Gains Distributions
-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM BOND
-----------------------------------------------------------------------------------------------------------------------------------
March 1, 1999(1) through October 31, 1999          $10.23    $0.31(11)     $(0.09)        $0.22     $(0.33)          $_    $(0.33)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         10.12         0.48        0.03         0.51      (0.49)            _    (0.49)
-----------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         10.14         0.24        0.23         0.47      (0.23)            _   (0.23))
-----------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND
-----------------------------------------------------------------------------------------------------------------------------------
March 1, 1999(1) through October 31, 1999           10.31     0.31(11)      (0.21)         0.10      (0.32)            _    (0.32)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         10.09     0.53(11)        0.02         0.55      (0.53)            _    (0.53)
-----------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         10.11     0.26(11)        0.31         0.57      (0.26)            _    (0.26)
-----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1996                        10.84         0.55      (0.15)         0.40      (0.55)   (0.03)(12)    (0.58)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1997                        10.66         0.51      (0.05)         0.46      (0.51)            _    (0.51)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                        10.61     0.50(11)        0.13         0.63      (0.50)            _    (0.50)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                        10.74     0.47(11)      (0.38)         0.09      (0.47)            _    (0.47)
-----------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(2)                    10.36     0.45(11)        0.08         0.53      (0.44)            _    (0.44)
-----------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         10.45     0.24(11)        0.30         0.54      (0.28)            _    (0.28)
-----------------------------------------------------------------------------------------------------------------------------------
AGGREGATE BOND
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1996                        10.53         0.57      (0.19)         0.38      (0.57)            _    (0.57)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1997                        10.34         0.49        0.03         0.52      (0.49)            _    (0.49)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                        10.37         0.50        0.38         0.88      (0.50)            _    (0.50)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                        10.75         0.49      (0.69)       (0.20)      (0.49)   (0.20)(13)    (0.69)
-----------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(2)                     9.86         0.45        0.12         0.57      (0.45)            _    (0.45)
-----------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)          9.98         0.27        0.23         0.50      (0.24)            _    (0.24)
-----------------------------------------------------------------------------------------------------------------------------------
BOND IMMDEX_
-----------------------------------------------------------------------------------------------------------------------------------
March 1, 1999(1) through October 31, 1999           28.34     0.92(11)      (0.91)         0.01      (0.99)            _    (0.99)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         27.36         1.53        0.13         1.66      (1.53)            _    (1.53)
-----------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         27.49         0.73        0.77         1.50      (0.72)       (0.11)    (0.83)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                    Supplemental Data and Ratios
                                                                        -----------------------------------------------------
                                                                                                   Ratio of Net
                                                                       Net Assets,   Ratio of Net   Investment
                                               Net Asset                 End of        Expenses       Income        Portfolio
                                              Value, End     Total       Period       to Average    to Average      Turnover
PER SHARE DATA                                 of Period   Return(3)     (000s)       Net Assets    Net Assets      Rate(10)
-------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM BOND
-------------------------------------------------------------------------------------------------------------------------------
March 1, 1999(1) through October 31, 1999        $10.12     2.18%(8)        $517     1.57%(4)(9)      4.58%(9)        52.28%
-------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                       10.14        5.13%         753        1.57%(4)         4.80%        31.87%
-------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)       10.38     4.72%(8)       1,279     1.60%(4)(9)      4.59%(9)     19.53%(8)
-------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND
-------------------------------------------------------------------------------------------------------------------------------
March 1, 1999(1) through October 31, 1999         10.09     1.02%(8)         206     1.57%(5)(9)      4.87%(9)        64.07%
-------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                       10.11        5.65%         297        1.57%(5)         5.33%        17.91%
-------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)       10.42     5.67%(8)         722     1.60%(5)(9)      5.05%(9)     12.01%(8)
-------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES
-------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1996                      10.66        3.85%         359        1.66%(6)         5.06%        53.76%
-------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1997                      10.61        4.47%         466        1.67%(6)         4.84%       100.33%
-------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                      10.74        6.02%         149        1.67%(6)         4.67%        54.57%
-------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                      10.36        0.86%         282        1.68%(6)         4.47%        26.17%
-------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(2)                  10.45     5.27%(8)         139     1.74%(6)(9)      4.66%(9)     22.73%(8)
-------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)       10.71     5.22%(8)       1,740     1.68%(6)(9)      4.43%(9)     11.03%(8)
-------------------------------------------------------------------------------------------------------------------------------
AGGREGATE BOND
-------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1996                      10.34        3.79%         511        1.65%(7)         5.37%       149.20%
-------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1997                      10.37        5.26%         545        1.65%(7)         4.84%       140.72%
-------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                      10.75        8.65%         662        1.66%(7)         4.70%        91.14%
-------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                       9.86      (1.90)%         712        1.67%(7)         4.85%        38.29%
-------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(2)                   9.98     6.01%(8)         653     1.70%(7)(9)      5.06%(9)     24.93%(8)
-------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)       10.24     5.00%(8)         647     1.68%(7)(9)      4.82%(9)     17.14%(8)
-------------------------------------------------------------------------------------------------------------------------------
BOND IMMDEX_
-------------------------------------------------------------------------------------------------------------------------------
March 1, 1999(1) through October 31, 1999         27.36     0.04%(8)       1,869        1.49%(9)      5.06%(9)        57.04%
-------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                       27.49        6.22%       2,689       1.49%(14)         5.55%        25.34%
-------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)       28.16     5.50%(8)       5,127    1.48%(9)(14)      5.17%(9)      6.33%(8)
-------------------------------------------------------------------------------------------------------------------------------


 1 Commencement of operations.
 2 Effective in 2000, the Fund's fiscal year end was changed to October 31 from November 30.
 3 The total return calculation does not reflect the maximum deferred sales charge of 5.00%.
 4 Without fees waived, ratios of net expenses to average net assets for the period ended April 30, 2001 and fiscal year ended October 31, 2000 and the period ended
October 31, 1999 would have been 1.86%, 1.87%, 1.85%, respectively.
 5 Without fees waived, ratios of net expenses to average net assets for the period ended April 30, 2001 and fiscal year ended October 31, 2000 and the period ended
October 31, 1999 would have been 1.70%, 1.70%, 1.71%, respectively.
 6 Without fees waived, ratios of net expenses to average net assets for the periods ended April 30, 2001 and October 31, 2000 and the fiscal years ended November 30,
1999, 1998, 1997, 1996 would have been 1.75%, 1.85%, 1.79%, 1.77%, 1.77%, 1.76%, respectively.
 7 Without fees waived, ratios of net expenses to average net assets for the periods ended April 30, 2001 and October 31, 2000 and the fiscal years ended November 30,
1999, 1998, 1997, 1996 would have been 1.71%, 1.81%, 1.78%, 1.76%, 1.75%, 1.75%, respectively.
 8 Not annualized.
 9 Annualized.
10 Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
11 Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
12 Includes distributions in excess of net realized gains of $0.03 per share.
13 Includes distributions in excess of net realized gains of $0.07 per share.
14 Without fees waived, ratios of net expenses to average net assets for the period ended April 30, 2001 and fiscal year ended October 31, 2000 would have been 1.48% and 1.49%, respectively.

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

FINANCIAL HIGHLIGHTS
RETAIL B SHARES
BOND FUNDS

                                                                Income from Investment Operations     Less Distributions
                                                               ----------------------------------  ---------------------------
                                                                          Net Realized
                                                      Net                and Unrealized
                                                 Asset Value,                Gains        Total    Dividends Distributions
                                                   Beginning      Net     or (Losses)      from     from Net      from
                                                      of      Investment      On      Investment  Investment    Capital    Total
PER SHARE DATA                                      Period     Income    Securities    Operations    Income    Gains Distributions
-----------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1996                       $10.53        $0.73     $(0.04)        $0.69     $(0.72)           $_   $(0.72)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1997                        10.50         0.73        0.18         0.91      (0.74)            _    (0.74)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                        10.67         0.72      (0.94)       (0.22)      (0.73)       (0.10)    (0.83)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                         9.62         0.64      (1.10)       (0.46)      (0.64)            _    (0.64)
-----------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(14)                    8.52         0.60      (0.04)         0.56  (0.62)(12)            _    (0.62)
-----------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)          8.46     0.29(11)        0.51         0.80      (0.31)            _    (0.31)
-----------------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT INTERMEDIATE BOND
-----------------------------------------------------------------------------------------------------------------------------------
March 1, 1999(1) through October 31, 1999           10.51     0.22(11)      (0.38)       (0.16)      (0.23)            _    (0.23)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                         10.12         0.35        0.06         0.41      (0.34)       (0.03)    (0.37)
-----------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         10.16         0.15        0.16         0.31      (0.15)            _    (0.15)
-----------------------------------------------------------------------------------------------------------------------------------
MISSOURI TAX-EXEMPT BOND
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1996                        11.74         0.45      (0.06)         0.39      (0.45)            _    (0.45)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1997                        11.68         0.44        0.18         0.62      (0.44)            _    (0.44)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                        11.86         0.43        0.21         0.64      (0.43)            _    (0.43)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                        12.07         0.41      (0.73)       (0.32)      (0.42)       (0.02)    (0.44)
-----------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(14)                   11.31         0.39        0.23         0.62      (0.39)            _    (0.39)
-----------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)         11.54         0.21        0.20         0.41      (0.20)            _    (0.20)
-----------------------------------------------------------------------------------------------------------------------------------
NATIONAL MUNICIPAL BOND
-----------------------------------------------------------------------------------------------------------------------------------
November 18, 1996(1) through November 30, 1996      10.00         0.02        0.05         0.07      (0.02)            _    (0.02)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1997                        10.05         0.44        0.24         0.68      (0.44)            _    (0.44)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                        10.29         0.36        0.30         0.66      (0.36)       (0.35)    (0.71)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                        10.24         0.33      (0.72)       (0.39)  (0.34)(13)   (0.10)(13)    (0.44)
-----------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(14)                    9.41         0.31        0.31         0.62      (0.31)            _    (0.31)
-----------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)          9.72         0.17        0.18         0.35      (0.16)            _    (0.16)
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                    Supplemental Data and Ratios
                                                                        -----------------------------------------------------
                                                                                                   Ratio of Net
                                                                       Net Assets,   Ratio of Net   Investment
                                               Net Asset                 End of        Expenses       Income        Portfolio
                                              Value, End     Total       Period       to Average    to Average      Turnover
PER SHARE DATA                                 of Period   Return(3)     (000s)       Net Assets    Net Assets      Rate(10)
-------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1996                     $10.50        6.99%    $110,775        1.36%(4)         7.26%       201.00%
-------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1997                      10.67        9.02%     179,413        1.26%(4)         7.13%       142.00%
-------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                       9.62      (2.16)%     202,354        1.26%(4)         7.19%       146.00%
-------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                       8.52      (4.99)%     160,605        1.28%(4)         6.95%        73.00%
-------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(14)                  8.46     6.85%(8)     129,461     1.37%(4)(9)      7.76%(9)     63.29%(8)
-------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)        8.95     9.60%(8)      22,284     1.59%(4)(9)      6.75%(9)     14.19%(8)
-------------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT INTERMEDIATE BOND
-------------------------------------------------------------------------------------------------------------------------------
March 1, 1999(1) through October 31, 1999         10.12   (1.55)%(8)          74     1.67%(5)(9)      3.25%(9)        21.77%
-------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000                       10.16        3.87%         208        1.67%(5)         3.32%        17.92%
-------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)       10.32     3.06%(8)         258     1.74%(5)(9)      3.02%(9)      1.42%(8)
-------------------------------------------------------------------------------------------------------------------------------
MISSOURI TAX-EXEMPT BOND
-------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1996                      11.68        3.48%         675        1.65%(6)         3.96%         3.66%
-------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1997                      11.86        5.43%       1,398        1.66%(6)         3.76%         3.50%
-------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                      12.07        5.47%       2,496        1.66%(6)         3.57%         6.14%
-------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                      11.31      (2.79)%       3,519        1.66%(6)         3.51%         0.76%
-------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(14)                 11.54     5.64%(8)       2,688     1.67%(6)(9)      3.79%(9)      2.61%(8)
-------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)       11.75     3.60%(8)       2,593     1.71%(6)(9)      3.81%(9)      1.69%(8)
-------------------------------------------------------------------------------------------------------------------------------
NATIONAL MUNICIPAL BOND
-------------------------------------------------------------------------------------------------------------------------------
November 18, 1996(1) through November 30, 1996    10.05     0.70%(8)           1     1.10%(7)(9)      8.35%(9)             _
-------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1997                      10.29        7.01%         408        1.17%(7)         4.08%        83.94%
-------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                      10.24        6.69%         503        1.56%(7)         3.51%        18.30%
-------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                       9.41      (4.03)%         747        1.76%(7)         3.34%             _
-------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(14)                  9.72     6.77%(8)         654     1.78%(7)(9)      3.54%(9)      3.69%(8)
-------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)        9.91     3.60%(8)         689     1.78%(7)(9)      3.53%(9)             _
-------------------------------------------------------------------------------------------------------------------------------

 1 Commencement of operations.
 2 For the Tax-Exempt Intermediate Bond Fund, Missouri Tax-Exempt Bond Fund and National Municipal Bond Fund, substantially all investment income is exempt from federal income tax.
 3 The total return calculation does not reflect the maximum deferred sales charge of 5.00%.
 4 Without fees waived, ratios of net expenses to average net assets for the periods ended April 30, 2001 and October 31, 2000 and the fiscal years ended November 30,
1999, 1998, 1997, 1996 would have been 1.65%, 1.47%, 1.44%, 1.46%, 1.46%, 1.56%, respectively.
 5 Without fees waived, ratios of net expenses to average net assets for the period ended April 30, 2001 and fiscal year ended October 31, 2000 and the period ended
October 31, 1999 would have been 1.77%, 1.85%, 1.85%, respectively.
 6 Without fees waived, ratios of net expenses to average net assets for the periods ended April 30, 2001 and October 31, 2000 and the fiscal years ended November 30,
1999, 1998, 1997, 1996 would have been 1.74%, 1.78%, 1.77%, 1.76%, 1.76%, 1.75%, respectively.
 7 Without fees waived, ratios of net expenses to average net assets for the periods ended April 30, 2001 and October 31, 2000 and the fiscal years ended November 30,
1999, 1998, 1997 and the period ended November 30, 1996 would have been 1.79%, 1.89%, 1.86%, 1.86%, 1.89%, 1.80%, respectively.
 8 Not annualized.
 9 Annualized.
10 Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
11 Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
12 Includes distributions in excess of net investment income of $0.04 per share. 13 Includes distributions in excess of net investment income and net realized gains of $0.01 and $0.01 per share, respectively.
14 Effective in 2000, the Fund's fiscal year end was changed to October 31 from November 30.
                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

FINANCIAL HIGHLIGHTS
Y SHARES
BOND FUNDS

                                                                Income from Investment Operations     Less Distributions
                                                               ----------------------------------  ---------------------------
                                                                          Net Realized
                                                      Net                and Unrealized
                                                 Asset Value,                Gains        Total    Dividends Distributions
                                                   Beginning      Net     or (Losses)      from     from Net      from
                                                      of      Investment      On      Investment  Investment    Capital    Total
PER SHARE DATA                                      Period     Income    Securities    Operations    Income    Gains Distributions
-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM BOND
-----------------------------------------------------------------------------------------------------------------------------------
December 11, 2001(14) through April 30, 2001
   (unaudited)                                     $10.23        $0.21       $0.19        $0.40     $(0.22)            $   $(0.22)
-----------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND
November 27, 2001(14) through April 30, 2001
   (unaudited)                                      10.20         0.29        0.24         0.53      (0.30)            _    (0.30)
-----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1996                        10.82         0.62      (0.15)         0.47      (0.62)    (0.03)(5)    (0.65)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1997                        10.64         0.56      (0.04)         0.52      (0.58)            _    (0.58)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                        10.58         0.57        0.12         0.69      (0.57)            _    (0.57)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                        10.70         0.53      (0.38)         0.15      (0.54)            _    (0.54)
-----------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(1)                    10.31         0.53        0.07         0.60      (0.51)            _    (0.51)
-----------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001
   (unaudited)                                      10.40      0.28(7)        0.30         0.58      (0.32)                 (0.32)
-----------------------------------------------------------------------------------------------------------------------------------
AGGREGATE BOND
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1996                        10.53         0.64      (0.19)         0.45      (0.64)            _    (0.64)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1997                        10.34         0.56        0.03         0.59      (0.56)            _    (0.56)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                        10.37         0.57        0.37         0.94      (0.57)            _    (0.57)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                        10.74      0.56(7)      (0.68)       (0.12)      (0.56)    (0.20)(6)    (0.76)
-----------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(1)                     9.86      0.52(7)        0.12         0.64      (0.52)            _    (0.52)
-----------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001
   (unaudited)                                       9.98         0.29        0.24         0.53      (0.28)            _    (0.28)
-----------------------------------------------------------------------------------------------------------------------------------
BOND IMMDEX_
-----------------------------------------------------------------------------------------------------------------------------------
December 11, 2001(14) through
   April 30, 2001 (unaudited)                       27.88         0.64        0.34         0.98      (0.68)            _    (0.68)
-----------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME
-----------------------------------------------------------------------------------------------------------------------------------
December 11, 2001(14) through
  April 30, 2001 (unaudited)                         8.56         0.24        0.39         0.63      (0.25)            _    (0.25)
-----------------------------------------------------------------------------------------------------------------------------------



                                                                                    Supplemental Data and Ratios
                                                                        -----------------------------------------------------
                                                                                                   Ratio of Net
                                                                       Net Assets,   Ratio of Net   Investment
                                               Net Asset                 End of        Expenses       Income        Portfolio
                                              Value, End     Total       Period       to Average    to Average      Turnover
PER SHARE DATA                                 of Period   Return(3)     (000s)       Net Assets    Net Assets      Rate(10)
-------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM BOND
-------------------------------------------------------------------------------------------------------------------------------
December 11, 2001(14) through April 30, 2001
  (unaudited)                                    $10.41     3.96%(9)        $108    0.85%(8)(10)      5.24%(8)     19.53%(9)
-------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND
-------------------------------------------------------------------------------------------------------------------------------
November 27, 2001(14) through April 30, 2001
  (unaudited)                                     10.43     5.21%(9)         237    0.85%(8)(11)      5.73%(8)     12.01%(9)
-------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES
-------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1996                      10.64        4.55%       2,232        0.96%(3)         5.75%        53.76%
-------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1997                      10.58        5.10%       7,049        0.97%(3)         5.52%       100.33%
-------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                      10.70        6.67%       6,140        0.97%(3)         5.34%        54.57%
-------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                      10.31        1.45%       8,584        0.98%(3)         5.17%        26.17%
-------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(1)                  10.40     5.96%(9)       5,145     1.04%(3)(8)      5.36%(8)     22.73%(9)
-------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)       10.66     5.62%(9)       5,531     0.87%(3)(8)      5.43%(8)     11.03%(9)
-------------------------------------------------------------------------------------------------------------------------------
AGGREGATE BOND
-------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1996                      10.34        4.51%      14,875        0.95%(4)         6.06%       149.20%
-------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1997                      10.37        6.00%      16,954        0.95%(4)         5.55%       140.72%
-------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998                      10.74        9.30%      20,835        0.96%(4)         5.41%        91.14%
-------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                       9.86      (1.12)%       4,753        0.97%(4)         5.49%        38.29%
-------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000(1)                   9.98     6.71%(9)      14,831     1.00%(4)(8)      5.76%(8)     24.93%(9)
-------------------------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 2001 (unaudited)       10.23     5.31%(9)      36,164     0.88%(4)(8)      5.57%(8)     17.14%(9)
-------------------------------------------------------------------------------------------------------------------------------
BOND IMMDEX_
-------------------------------------------------------------------------------------------------------------------------------
December 11, 2001(14) through April 30, 2001
  (unaudited)                                     28.18     3.53%(9)         508    0.73%(8)(12)      5.87%(8)      6.33%(9)
-------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME
-------------------------------------------------------------------------------------------------------------------------------
December 11, 2001(14) through April 30, 2001
  (unaudited)                                      8.94     7.40%(9)          91    1.45%(8)(13)      6.46%(8)     14.19%(9)
-------------------------------------------------------------------------------------------------------------------------------

1  Effective in 2000, the Fund's fiscal year end was changed to October 31 from November 30.
2  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
3  Without fees waived, ratios of net expenses to average net assets for the period ended April 30, 2001 and fiscal year ended
October 31, 2000 and the fiscal years ended
November 30, 1999, 1998, 1997, 1996 would have been 0.95%, 1.15%, 1.09%, 1.07%, 1.07%, 1.06%, respectively.
4  Without fees waived, ratios of net expenses to average net assets for the fiscal years ended April 30, 2001 and October 31, 2000 and the fiscal years ended November 30,
1999, 1998, 1997, 1996 would have been 0.92%, 1.11%, 1.08%, 1.06%, 1.05%, 1.05%, respectively.
5  Includes distributions in excess of net realized gains of $0.03 per share.
6  Includes distributions in excess of net realized gains of $0.07 per share.
7  Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
8  Annualized.
9  Not annualized.
10 Without fees waived, the ratio of net expenses to average net assets for the period ended April 30, 2001 would have been 1.11%.
11 Without fees waived, the ratio of net expenses to average net assets for the period ended April 30, 2001 would have been 0.94%.
12 Without fees waived, the ratio of net expenses to average net assets for the period ended April 30, 2001 would have been 0.74%.
13 Without fees waived, the ratio of net expenses to average net assets for the period ended April 30, 2001 would have been 1.49%.
14 Commencement of operations.


(LOGO) FIRSTAR FUNDS

SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

Principal Amount                                               Market Value
(in thousands)                                               (in thousands)
----------------                                             --------------

               LONG-TERM INVESTMENTS  96.0%
               ASSET-BACKED SECURITIES 15.0%
               AUTO LOAN RECEIVABLES  1.7%
               Honda Auto Lease Trust,
      $3,500   Series 1999-A, Class A5, 6.65%, 7/15/05               $3,561
                                                                  ---------

               CREDIT CARD RECEIVABLES  2.1%
               Citibank Credit Card Master Trust I,
               Principal Only,
       1,500    Series 1997-6, Class A, 0.00%, 8/15/06                1,247
               Discover Card Master Trust I,
       2,200    Series 1993-3, Class A, 6.20%, 5/16/06                2,254
                Sears Credit Account Master Trust,
         917    Series 1996-1, Class A, 6.20%, 3/15/02                  925
                                                                  ---------
                                                                      4,426
                                                                  ---------
               HOME EQUITY LOAN RECEIVABLES  11.2%
               Advanta Home Equity Loan Trust:
         516    Series 1992-3, Class A1, 6.05%, 9/25/08                 518
         892    Series 1993-2, Class A2, 6.15%, 10/25/09                894
         332    Series 1993-3, Class A1, 4.90%, 1/25/10                 331
         934    Series 1993-4, Class A1, 5.50%, 3/25/10                 928
               AFC Home Equity Loan Trust:
       1,002    Series 1993-1, Class 1A, 5.90%, 5/20/08               1,000
         885    Series 1993-4, Class 1A, 5.80%, 2/26/24                 884
         918    Series 1994-1, Class 1A, 6.40%, 5/25/25                 932
                Amresco Residential Securities Mortgage Loan,
         284    Series 1998-2, Class A2, 6.245% 4/25/22                 284
               BankAmerica Manufactured Housing Contract,
       3,500    Series 1997-2, Class A6, 6.47% 4/10/15                3,554
               Corestates Home Equity Trust,
         881    Series 1996-1, Class A3, 7.00%, 12/15/09                891
               EQCC Home Equity Loan Trust:
       1,178    Series 1993-3, Class A, 5.15%, 9/15/08                1,175
         857    Series 1993-4, Class A, 5.725%, 12/15/08                861
         487    Series 1996-2, Class A2, 7.125%, 12/15/10               489
               Equivantage Home Equity:
       1,499    Series 1996-1, Class A, 6.55%, 10/25/25               1,523
       3,114    Series 1996-4, Class A, 6.75%, 1/25/28                3,178
               GE Home Equity Loan Asset-Backed Certificates:
       1,239    Series 1991-1, Class B, 8.70%, 9/15/11                1,236
       2,000    Series 1996-HE1, Class A4, 7.30%, 2/25/25             2,047
               The Money Store Home Equity Trust:
         524    Series 1993-B, Class A2, 6.975%, 7/15/08                534
         101    Series 1995-C, Class A3, 6.55%, 9/15/21                 101
       1,195    Series 1993-B, Class A3, 6.10%, 5/15/22               1,206
         914    Series 1997-B, Class A3, 6.90%, 7/15/38                 936
               UCFC Home Equity Loan,
         340    Series 1996-C1, Class A4, 7.475%, 3/15/20               344
                                                                  ---------
                                                                     23,846
                                                                  ---------


Principal Amount                                               Market Value
(in thousands)                                               (in thousands)
-------------                                                --------------

               CORPORATE BONDS  24.1%
               ABN AMRO Bank Guarantee,
      $1,750    6.625% 10/31/01                                      $1,768
               AT&T Capital Corp. Company Guarantee,
       3,295    6.25%, 5/15/01                                        3,296
               America West Airlines Pass-Thru Certificates,
       1,287    8.54%, 1/02/06 (Acquired 9/14/99, Cost $1,287)*       1,321
               Associated P&C Holdings Senior Notes,
       2,000    6.75%, 7/15/03 (Acquired 9/3/99, Cost $1,925)*        2,025
               Bankers Trust Subordinated Debentures,
       1,310    8.125%, 5/15/02                                       1,356
               Bankers Trust Subordinated Notes,
       1,500    8.125%, 4/01/02                                       1,547
               Bear Stearns Company Senior Notes,
         800    9.375%, 6/01/01                                         803
               Beneficial Corp. Notes,
         800    8.20%, 3/15/02                                          825
               Compass Bancshares, Inc.,
       2,000    8.375%, 9/15/04                                       2,131
               Donaldson, Lufkin & Jenrette Senior Notes,
       4,000    6.00%, 12/01/01                                       4,034
               Dynegy, Inc. Senior Notes,
       2,000    6.875%, 7/15/02                                       2,023
               Fleet Financial Group Subordinated Notes,
         950    6.875%, 3/01/03                                         975
               General Motors Acceptance Corporation,
       1,000    7.50%, 7/15/05                                        1,041
               Goldman Sachs Group Notes,
       2,000    6.25%, 2/01/03 (Acquired 6/30/99, Cost $1,961)*       2,025
               Household Finance Corporation Senior Notes,
       1,000    6.125%, 7/15/02                                       1,009
               Lehman Brothers Holdings, Inc. Notes,
       2,000    8.75%, 5/15/02                                        2,075
               Lehman Brothers Holdings, Inc. Senior Notes,
       5,370    7.125%, 9/15/03                                       5,560
               Marlin Water Trust Senior Notes,
       1,500    7.09%, 12/15/01 (Acquired 12/08/98, Cost $1,492)*     1,511
               The Money Store Company Guarantee,
       1,740    8.05%, 4/15/02                                        1,794
               The Money Store Subordinated Notes,
       1,350    7.30%, 12/01/02                                       1,395
               Osprey Trust Secured Notes,
       1,750    8.31%, 1/15/03 (Acquired 9/16/99, Cost $1,750)*       1,803
               Paine Webber Group Inc. Notes,
       1,025    6.45%, 12/01/03                                       1,052
               J.C. Penney Company, Inc. Notes,
       2,000    7.25%, 4/01/02                                        1,980
               Transamerica Financial Corp. Senior Notes,
       1,900    6.125%, 11/01/01                                      1,914

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

Principal Amount                                               Market Value
(in thousands)                                               (in thousands)
---------------                                               -------------

               CORPORATE BONDS  24.1% (CONT.)
               USF&G Corporation Senior Notes,
      $1,455    8.375%, 6/15/01                                      $1,461
               Worldcom, Inc. Senior Notes,
       4,472    8.875%, 1/15/06                                       4,596
                                                                  ---------
                                                                     51,320
                                                                  ---------
               INTERNATIONAL/YANKEE (U.S. $DENOMINATED)  1.6%
               Ford Capital BV Debentures,
       1,450    9.875%, 5/15/02                                       1,522
               Korea Development Bank Bonds,
       2,000    7.125%, 9/17/01                                       2,010
                                                                  ---------
                                                                      3,532
                                                                  ---------
               MORTGAGE-BACKED SECURITIES  1.8%
               Collateralized Mortgage Obligation Trust,
         623    Series 15, Class E, 5.00%, 3/20/18                      606
               Green Tree Financial Corp. Pass-Thru Certificates:
         808    Series 1995-5, Class A5, 6.90%, 9/15/06                 822
         494    Series 1994-A, Class A, 7.05%, 3/15/14                  494
         573    Series 1992-2, Class A4, 8.15%, 1/15/18                 585
          33    Series 1993-3, Class A5, 5.75%, 10/15/18                 33
         148    Series 1996-1, Class A3, 6.20%, 3/15/27                 149
               Prudential Securities Secured Financing Corp.:
         218    Series 1998-C1, Class A1, 6.105%, 11/15/02              219
         981    Series 1994-5, Class A1, 5.66%, 5/25/24                 978
                                                                  ---------
                                                                      3,886
                                                                  ---------
               OTHER  0.1%
               Florida Housing Finance Agency:
          10    Antigua Club-A-2, 8.625%, 8/01/01                        10
          75    Maitland Club-B-2, 8.625%, 8/01/01                       76
         135    Brittany Apartments-C-2, 8.625%, 8/01/02                139
                                                                  ---------
                                                                        225
                                                                  ---------
               U.S. GOVERNMENT AGENCY-BACKED
               MORTGAGE ISSUES 15.6%
               Federal Home Loan Mortgage Corporation (FHLMC)
               Participation Certificates:
       4,000    7.375%, 5/15/03                                       4,205
       9,725    6.375%, 11/15/03                                     10,067
          57    7.75%, 7/01/09                                           59
               Federal Home Loan Mortgage Corporation (FHLMC)
               Real Estate Mortgage Investment Conduit (REMIC),
         399    Series 1022, Class J, 6.00%, 12/15/20                   394
               Federal National Mortgage Association (FNMA),
      13,375    7.00%, 7/15/05                                       14,195
               Real Estate Mortgage Investment Conduit (REMIC):
         289    Series 1991-63, Class G, 6.95%, 5/25/06                 291
       3,600    Series 1996-W4, Class A4, 6.743%, 12/25/11            3,639
                                                                  ---------
                                                                     32,850
                                                                  ---------

Principal Amount                                               Market Value
(in thousands)                                               (in thousands)
-----------------                                            --------------

               U.S. TREASURY OBLIGATIONS  37.8%
               U.S. Treasury Bonds:
     $18,150    10.75%, 2/15/03                                     $20,129
      18,850    11.875%, 11/15/03                                    22,102
               U.S. Treasury Notes:
       2,225    6.50%, 8/31/01                                        2,242
       9,675    6.25%, 1/31/02                                        9,827
      12,500    6.375%, 8/15/02                                      12,842
      12,300    7.25%, 5/15/04                                       13,187
                                                                  ---------
                                                                     80,329
                                                                  ---------

               Total Long-Term Investments (Cost $200,415)          203,975
                                                                  ---------
      Number
   of Shares
(in thousands)
--------------

               SHORT-TERM INVESTMENT  6.9%
               INVESTMENT COMPANY  6.9%
      14,604   First American Prime Obligations Fund                 14,604
                                                                  ---------
               Total Short-Term Investment (Cost $14,604)            14,604
                                                                  ---------
               Total Investments (Cost $215,019)  102.9%            218,579
                                                                  ---------
               Liabilities, less Other Assets  (2.9)%               (5,816)
                                                                  ---------
               TOTAL NET ASSETS  100.0%                            $212,763
                                                                  =========
               *Unregistered security
               +Fair valued security

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

Principal Amount                                               Market Value
(in thousands)                                               (in thousands)
----------------                                             --------------

               LONG-TERM INVESTMENTS  98.1%
               ASSET-BACKED SECURITIES  5.3%
               AUTO LOAN RECEIVABLES  0.6%
               Honda Auto Lease Trust,
      $3,000    Series 1999-A, Class A5, 6.65%, 7/15/05              $3,052
                                                                  ---------
               CREDIT CARD RECEIVABLES  0.9%
               American Express Master Trust,
       2,000    Series 1994-2, Class A, 7.60%, 8/15/02                2,024
               Chemical Master Credit Card Trust,
         633    Series 1995-3, Class A, 6.23%, 8/15/02                  646
               Citibank Credit Card Master Trust, Principal Only,
       1,875    Series 1997-6, Class A, 0.00%, 8/15/06                1,558
                                                                  ---------
                                                                      4,228
                                                                  ---------
               HOME EQUITY LOAN RECEIVABLES  3.8%
               Advanta Home Equity Loan Trust:
         414    Series 1993-1, Class A1, 5.95%, 3/25/09                 413
         560    Series 1993-1, Class A2, 5.95%, 5/25/09                 559
               AFC Home Equity Loan Trust:
       1,287    Series 1993-4, Class 1A, 5.80%, 2/26/24               1,286
       1,977    Series 1996-4, Class 1A7, 6.86%, 3/25/27              2,014
               Contimortage Home Equity Loan Trust:
       2,950    Series 1997-5, Class A5, 6.63%, 12/15/20              3,008
         906    Series 1997-2, Class A9, 7.09%, 4/15/28                 931
       2,805    Series 1997-3, Class A9, 7.12%, 8/15/28               2,863
               Corestates Home Equity Trust,
         404    Series 1996-1, Class A3, 7.00%, 12/15/09                409
               Delta Funding Home Equity Loan Trust,
       1,930    Series 1997-4, Class A5F, 6.67%, 1/25/28              1,960
               EQCC Home Equity Loan Trust:
         566    Series 1993-4, Class A, 5.725%, 12/15/08                568
         732    Series 1994-1, Class A, 5.80%, 3/15/09                  735
       2,000    Series 1996-1, Class A4, 6.56%, 3/15/23               2,038
       1,745    Series 1997-1, Class A7, 7.12%, 5/15/28               1,798
               UCFC Home Equity Loan,
         590    Series 1995-C2, Class A6, 6.825%, 10/10/26              591
                                                                  ---------
                                                                     19,173
                                                                  ---------
               CORPORATE BONDS  34.3%
               ABN AMRO Bank Guarantee,
       1,600    7.25%, 5/31/05                                        1,673
               Aetna Services, Inc. Company Guarantee,
       3,000    6.75%, 8/15/01                                        3,021
               Aetna Services, Inc. Debentures,
       1,375    6.75%, 9/15/13                                        1,369
               Air 2 US,
       1,000    10.127%, 10/01/20                                     1,070
               American West Airlines, Pass-Thru Certificates,
       1,830    8.54%, 1/02/06 (Acquired 9/14/99, Cost $1,830)*       1,878
               Amsouth Bancorp Subordinated Notes,
       1,500    7.75%, 5/15/04                                        1,560

INTERMEDIATE BOND MARKET FUND


Principal Amount                                               Market Value
(in thousands)                                               (in thousands)
----------------                                              -------------

               CORPORATE BONDS  34.3% (CONT.)
               Applied Materials, Inc. Medium Term Notes,
      $1,000    7.00%, 9/06/05                                       $1,031
               Associated P&C Holdings Senior Notes,
       1,500    6.75%, 7/15/03 (Acquired 9/03/99; Cost $1,431)*       1,518
               Associates Corporation Senior Notes:
          50    6.875%, 2/01/03                                          52
       1,000    7.23%, 5/17/06                                        1,043
               AT&T Capital Corporation Company Guarantee,
       1,075    6.75%, 2/04/02                                        1,087
               AT&T Corporation Notes:
          50    7.125%, 1/15/02                                          51
       1,150    6.75%, 4/01/04                                        1,168
         100    7.00%, 5/15/05                                          102
               BankAmerica Corporation Subordinated Notes:
         200    8.125%, 2/01/02                                         205
       2,000    10.00%, 2/01/03                                       2,157
               BankBoston Notes,
       1,450    6.375%, 4/15/08                                       1,431
               Bank One Subordinated Notes,
          50    6.625%, 4/15/03                                          51
               Bankers Trust - NY, Subordinated Debentures:
       6,000    8.125%, 5/15/02                                       6,210
         500    7.25%, 1/15/03                                          516
               Bank of Oklahoma, Subordinated Notes,
       1,300    7.125%, 8/15/07                                       1,276
               Bear Stearns Company Senior Notes:
       2,000    9.375%, 6/01/01                                       2,008
         500    8.25%, 2/01/02                                          512
         150    6.25%, 7/15/05                                          149
               Boatmans Bancshares Subordinated Notes,
         400    8.625%, 11/15/03                                        430
               Brown-Foreman Corporation Medium Term Notes,
       1,000    7.38%, 5/10/05                                        1,053
               Campell Soup Company Notes,
       1,000    6.90%, 10/15/06                                       1,025
               Caterpillar, Inc. Sinking Fund Debentures,
       1,634    9.75%, 6/01/19                                        1,703
               Cendant Corporation Notes,
       1,880    7.75%, 12/01/03                                       1,894
               Chase Manhattan Corp. Subordinated Debentures,
         500    7.125%, 3/01/05                                         515
               Chase Manhattan Corp. Subordinated Notes,
       2,300    9.375%, 7/01/01                                       2,317
               Clorox Company Debentures,
         100    8.80%, 7/15/01                                          101
               Computer Associates International Senior Notes,
         275    6.25%, 4/15/03                                          273
               Conectiv, Inc. Medium Term Notes,
       3,000    6.73%, 6/01/06                                        3,062
               Continental Airlines Inc. Pass-Thru Certificates,
       1,422    6.80%, 7/02/07                                        1,430

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

Principal Amount                                               Market Value
(in thousands)                                               (in thousands)
----------------                                             --------------

               CORPORATE BONDS  34.3% (CONT.)
               Continental Cablevision, Inc. Debentures,
      $4,525    9.50%, 8/01/13                                       $4,892
               Dana Corporation Notes,
       1,700    6.25%, 3/01/04                                        1,582
               Donaldson, Lufkin Jenrette, Inc. Senior Notes,
       3,000    5.875%, 4/01/02                                       3,034
               Dupont (E.I) De Nemours & Company Notes,
       1,000    8.125%, 3/15/04                                       1,077
               Dynegy, Inc. Senior Notes,
       2,100    6.875%, 7/15/02                                       2,125
               Exxon Capital Corporation Guaranteed Notes,
         100    6.625%, 8/15/02                                         103
               Federal Express Corporation Notes,
       1,500    9.65%, 6/15/12                                        1,760
               Federal Express Sinking Fund Pass-Thru Certificates,
         709    7.89%, 9/23/08                                          734
               First Interstate Bancorp Subordinated Notes,
         500    9.90%, 11/15/01                                         515
               First National Bank Omaha Subordinated Notes,
       1,600    7.32%, 12/01/10                                       1,557
               Ford Motor Credit Co. Notes:
       2,575    8.20%, 2/15/02                                        2,643
         800    7.50%, 1/15/03                                          827
       1,000    9.03%, 12/30/09                                       1,086
               FPL Group Capital, Inc. Guaranteed Notes,
       1,500    7.625%, 9/15/06                                       1,590
               General Electric Capital Corporation Debentures,
       5,000    8.75%, 5/21/07                                        5,698
               General Mills, Inc. Medium Term Notes,
       1,000    8.90%, 3/15/06                                        1,121
               General Motors Acceptance Corp. Notes:
       1,000    9.625%, 12/15/01                                      1,030
         500    8.50%, 2/04/02                                          515
         500    6.75%, 2/07/02                                          507
       1,000    5.75%, 11/10/03                                       1,005
               Georgia Pacific Corp. Debentures:
       1,150    9.50%, 12/01/11                                       1,201
         775    9.50%, 5/15/22                                          753
               Goldman Sachs Group Notes,
       5,000    6.25%, 2/01/03 (Acquired 2/01/96; Cost $4,988)*       5,062
               GTE California, Inc. Debentures,
       1,000    6.70%, 9/01/09                                          997
               Homeside, Inc. Senior Notes,
       1,000    11.25%, 5/15/03                                       1,046
               International Paper Company Notes,
       1,000    7.00%, 6/01/01                                        1,002
               Lehman Brothers Holdings, Inc. Notes:
       1,212    8.875%, 3/01/02                                       1,250
         800    8.75%, 5/15/02                                          830
       2,700    7.50%, 9/01/06                                        2,796


Principal Amount                                               Market Value
(in thousands)                                               (in thousands)
----------------                                              -------------

               CORPORATE BONDS  34.3% (CONT.)
               Lehman Brothers, Inc. Debentures,
      $2,450    11.625%, 5/15/05                                     $2,873
               Lubrizol Corporation Notes,
       1,000    5.875%, 12/01/08                                        949
               Marlin Water Trust Senior Notes,
       2,492    7.09%, 12/15/01 (acquired 12/08/98; Cost $2,492)*     2,510
               The May Department Stores Debentures,
       2,000    9.875%, 6/15/21                                       2,102
               Merrill Lynch & Company Notes:
       7,000    5.75%, 11/04/02                                       7,069
         500    8.00%, 6/01/07                                          538
               National Rural Utilities Collateral Trust,
         100    6.65%, 10/01/05                                         102
               National Westminster Bank Debentures,
       1,700    9.375%, 11/15/03                                      1,859
               National Westminster Bank Subordinated Notes,
         845    9.45%, 5/01/01                                          845
               Nationsbank Corporation Subordinated Notes:
         500    7.75%, 8/15/04                                          528
         600    6.875%, 2/15/05                                         615
               NCNB Corp. Subordinated Notes,
       2,380    10.20%, 7/15/15                                       2,857
               Newcourt Credit Group Notes:
       1,785    7.125%, 12/17/03 (Acquired 9/14/99, Cost $1,772)*     1,826
       1,800    6.875%, 2/16/05 (Acquired 3/16/99, Cost $1,032)*      1,822
               News America Holdings Debentures,
         750    10.125%, 10/15/12                                       812
               Northwest Airlines Pass-Thru Certificates:
         794    8.13%, 2/01/14                                          805
         753    7.248%, 7/02/14                                         706
               Norwest Financial, Inc. Senior Notes,
          50    6.125%, 8/01/03                                          51
               Oneok, Inc. Notes,
       1,100    7.75%, 8/15/06                                        1,153
               Osprey Trust Secured Notes,
       2,300    8.31%, 1/15/03 (Acquired 9/16/99, Cost $2,300)*       2,369
               Pacific Bell Company Notes,
       1,065    7.25%, 7/01/02                                        1,093
               Pacific Gas & Electric Corporation,
          50    6.25%, 8/01/03                                           49
               Paine Webber Group, Inc. Notes:
       3,000    7.115%, 1/27/04                                       3,139
         500    8.875%, 3/15/05                                         553
               J.C. Penney Company, Inc. Debentures:
       1,950    9.75%, 6/15/21                                        1,349
         875    8.25%, 8/15/22                                          570
               Praxair, Inc. Notes,
       1,000    6.90%, 11/01/06                                       1,022
               Principal Financial Group Senior Notes,
       4,500    8.20%, 8/15/09 (Acquired 8/18/99, Cost $4,486)*       4,812

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

Principal Amount                                               Market Value
(in thousands)                                               (in thousands)
----------------                                              -------------

               CORPORATE BONDS  34.3% (CONT.)
               Proctor & Gamble Company Debentures,
         $50    8.00%, 11/15/03                                         $54
               PSI Energy, Inc. Debentures,
       1,600    7.85%, 10/15/07                                       1,603
               Quaker Oats, Inc. Medium Term Notes:
         150    9.00%, 12/07/01                                         154
         125    9.00%, 12/10/01                                         128
               Raytheon Company Notes,
       1,000    6.15%, 11/01/08                                         944
               Rochester Telephone Corporation Debentures,
       1,000    9.00%, 8/15/21                                          971
               Saint Paul Companies Medium Term Notes:
          25    7.49%, 11/06/02                                          26
          50    7.50%, 12/20/02                                          52
               Salomon, Inc. Senior Notes,
       1,100    6.75%, 2/15/03                                        1,129
               Security Capital Group, Inc. Medium Term Notes,
       1,700    7.75%, 11/15/03                                       1,746
               Southwestern Bell Telephone Company
               Medium Term Notes,
       1,000    6.56%, 11/15/05                                       1,018
               Standard Federal Bancorp Medium Term Notes,
       2,155    7.75%, 7/17/06                                        2,311
               Texaco Capital, Inc. Company Guaranteed,
       1,000    7.09%, 2/01/07                                        1,058
               Toll Road Investors Debentures,
       4,800    0.00%, 2/15/04 (Acquired 4/23/99, Cost $3,591)*       4,081
               Transamerica Finance Corporation Senior Notes,
       3,225    6.125%, 11/01/01                                      3,249
               Union Pacific Corporation Notes,
         200    7.875%, 2/15/02                                         204
               Union Texas Petroleum Senior Notes,
       1,000    8.50%, 4/15/07                                        1,118
               United Airlines Pass-Thru Certificates,
       2,952    7.27%, 1/30/13                                        2,829
               United HealthCare Corporation Notes,
       5,000    6.60%, 12/01/03 (Acquired 11/19/98, Cost $4,989)*     5,105
               Wal-Mart Stores Notes:
         100    6.50%, 6/01/03                                          103
         600    7.50%, 5/15/04                                          640
               The Walt Disney Company Senior Notes,
       1,000    6.75%, 3/30/06                                        1,042
               Wells Fargo & Company Subordinated Notes,
         300    8.375%, 5/15/02                                         311
               Westdeutsche Landesbank Subordinated Notes,
       3,000    6.75%, 6/15/05                                        3,038
                                                                  ---------
                                                                    171,171
                                                                  ---------

Principal Amount                                               Market Value
(in thousands)                                               (in thousands)
----------------                                             --------------

               INTERNATIONAL/YANKEE (U.S. $DENOMINATED)  6.9%
               Banco Santander-Chile Notes,
      $3,450    6.50%, 11/01/05                                      $3,464
               British Sky Broadcasting Subordinated Debentures,
       1,130    6.875%, 2/23/09                                       1,034
               British Telecom PLC Notes,
       1,000    8.125%, 12/15/10                                      1,046
               Corp Andina De Fomento Notes,
         750    7.75%, 3/01/04                                          769
               Dresdner Bank Subordinated Debentures,
         650    7.25%, 9/15/15                                          666
               Ford Capital BV Debentures:
         175    9.875%, 5/15/02                                         184
         600    9.50%, 6/01/10                                          668
               France Telecom Notes,
       1,000    7.75%, 3/01/11                                        1,016
               Hydro-Quebec Corporation Debentures,
       2,250    11.75%, 2/01/12                                       3,124
               Korea Development Bank Bonds,
       1,075    7.125%, 9/17/01                                       1,080
               Korea Electric Power Debentures:
       3,000    8.00%, 7/01/02                                        3,060
         820    7.75%, 4/01/13                                          804
         750    6.75%, 8/01/27                                          750
               Metronet Communications Senior Notes:
       2,000    0.00%, 6/15/08                                        1,635
       2,000    10.625%, 11/01/08                                     2,170
               Midland Bank PLC Subordinated Notes,
       4,225    6.95%, 3/15/11                                        4,215
               National Bank of Hungary Debentures,
       1,350    8.875%, 11/01/13                                      1,450
               Norsk Hydro A/S Debentures,
       1,350    9.00%, 4/15/12                                        1,561
               Pohang Iron & Steel Notes,
         875    7.125%, 7/15/04                                         886
               Sanwa Bank Ltd. Subordinated Notes,
       2,000    8.35%, 7/15/09                                        2,056
               Wharf Capital International Ltd. Notes:
         800    8.875%, 11/01/04                                        858
       1,725    7.625%, 3/13/07                                       1,760
                                                                  ---------
                                                                     34,256
                                                                  ---------
               MORTGAGE-BACKED SECURITIES  3.0%
               Advanta Mortgage Loan Trust,
         992    Series 1997-1, Class A5, 7.35%, 5/25/27               1,023
               AmResco Residential Securities Mortgage Loan,
       2,742    6.96%, 3/25/27                                        2,807
               Green Tree Financial Corporation
                Pass-Thru Certificates:
         621    Series 1994-4, Class A4, 7.95%, 7/15/19                 633
       5,716    Series 1997-E, Class HEA6, 6.62%, 1/15/29             5,841
               MDC Asset Investors Trust,
               Real Estate Mortgage Investment Conduit (REMIC),
         366    Series VIII, Class 8, 7.75%, 9/25/17                    375

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

Principal Amount                                               Market Value
(in thousands)                                               (in thousands)
----------------                                             --------------

               MORTGAGE-BACKED SECURITIES  3.0% (CONT.)
               Prudential Securities Financial Asset
               Funding Corporation,
      $1,066    Series 1993-8, Class A, 5.775%, 11/15/14             $1,072
               Prudential Securities Secured Financing
                Corporation,
       1,200    Series 1994-5, Class A1, 5.66%, 5/25/25               1,195
               Residential Asset Securities Corporation,
         985    Series 1998-KS1, Class AI9, 6.445%, 3/25/28             998
               Salomon Brothers Mortgage Securities VI,
         631    Series 1986-1, Class A, 6.00%, 12/25/11                 631
               Westam Mortgage Financial Corporation,
         512    Series 11, Class A, 6.36%, 8/26/20                      516
                                                                  ---------
                                                                     15,091
                                                                  ---------
               U.S. GOVERNMENT AGENCY-BACKED
               MORTGAGE ISSUES  8.1%
               Federal Home Loan Mortgage Corporation (FHLMC):
       9,965    5.50%, 3/01/16                                        9,690
       4,476    6.00%, 4/01/29                                        4,336
               Real Estate Mortgage Investment Conduit (REMIC):
         162    Series 1551, Class E, 6.50%, 9/15/07                    165
         310    Series 1167, Class E, 7.50%, 11/15/21                   319
         902    Series 1286, Class A, 6.00%, 5/15/22                    894
               Federal National Mortgage Association (FNMA):
       9,861    6.00%, 2/01/16                                        9,791
       5,000    5.50%, 4/01/16                                        4,859
       4,995    6.00%, 3/01/31                                        4,829
               Real Estate Mortgage Investment Conduit (REMIC):
         332    Series 1992-103, Class L, 7.50%, 11/25/02               332
         177    Series 1990-89, Class K, 6.50%, 7/25/20                 177
               Government National Mortgage Association (GNMA),
       4,994    6.00%, 3/01/31                                        4,827
                                                                  ---------
                                                                     40,219
                                                                  ---------
               U.S. GOVERNMENT AGENCY-BULLET 12.8%
               Federal Farm Credit Bank (FFCB):
       5,000    5.75%, 9/01/05                                        5,050
       3,000    5.93%, 6/10/08                                        3,019
       3,000    5.87%, 9/02/08                                        2,998
       5,000    5.24%, 10/01/08                                       4,801
               Federal Home Loan Bank (FHLB):
       4,000    6.09%, 6/02/06                                        4,111
       5,500    5.795%, 6/19/08                                       5,491
       3,000    5.89%, 6/30/08                                        3,011
       3,000    7.375%, 2/12/10                                       3,277
               Federal Home Loan Mortgage Corporation (FHLMC):
       8,000    6.875%, 1/15/05                                       8,430
       9,000    6.625%, 9/15/09                                       9,381
               Federal National Mortgage Association (FNMA),
       6,000    6.40%, 9/27/05                                        6,237
               Tennessee Valley Authority (TVA),
       8,000    6.375%, 6/15/05                                       8,242
                                                                  ---------
                                                                     64,048
                                                                  ---------

Principal Amount                                               Market Value
(in thousands)                                               (in thousands)
-----------------                                            --------------

               U. S. TREASURY OBLIGATIONS 27.7%
               U.S. Treasury Bonds:
     $10,000    13.75%, 8/15/04                                     $12,699
      23,200    10.75%, 8/15/05                                      28,347
               U.S. Treasury Strips, Principal Only:
      74,900    0.00%, 11/15/04                                      63,021
      42,000    0.00%, 8/15/05                                       33,920
                                                                  ---------
                                                                    137,987
                                                                  ---------

               Total Long-Term Investments (Cost $477,326)          489,225
                                                                  ---------
      Number
   of Shares
(in thousands)
--------------

               SHORT-TERM INVESTMENT 0.5%
               INVESTMENT COMPANY  0.5%
       2,416   First American Prime Obligations Fund                  2,416
                                                                  ---------
               Total Short-Term Investment (Cost $2,416)              2,416
                                                                  ---------
               Total Investments (Cost $479,742)  98.6%             491,641
                                                                  ---------
               Other Assets, less Liabilities  1.4%                   6,871
                                                                  ---------
               TOTAL NET ASSETS  100.0%                            $498,512
                                                                  =========
               *Unregistered Security

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

U.S. GOVERNMENT SECURITIES FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

Principal Amount                                               Market Value
(in thousands)                                               (in thousands)
----------------                                              -------------

               LONG-TERM INVESTMENTS  99.0%
               CORPORATE BONDS  6.1%
               Chevron Capital USA, Inc.,
        $850    7.45%, 8/15/04                                         $856
               Citigroup Inc.,
       2,000    9.50%, 3/01/02                                        2,080
               Dow Chemical Company (The),
         327    7.60%, 1/02/02                                          331
               Ford Motor Credit Company,
         500    6.11%, 12/28/01                                         506
               Household Finance Corporation,
       2,350    8.00%, 5/09/05                                        2,505
               Huntington National Bank,
       1,400    6.75%, 6/15/03                                        1,434
               International Lease Finance Corporation,
         250    8.375%, 12/15/04                                        269
               Koninklijke Philips Electronics N.V.,
         100    8.375%, 9/15/06                                         106
               Occidental Petroleum Corporation,
       3,000    8.50%, 11/09/01                                       3,051
               Salomon Smith Barney Holdings Inc.,
       2,000    6.25%, 1/15/05                                        2,023
                                                                  ---------
                                                                     13,161
                                                                  ---------
               U.S. GOVERNMENT AGENCIES  78.6%
               Federal Farm Credit Bank (FFCB),
       5,000    5.75%, 2/09/05                                        5,068
               Federal Home Loan Bank (FHLB):
       9,500    6.00%, 8/15/02                                        9,683
       1,500    5.40%, 1/15/03                                        1,519
       5,000    7.25%, 5/15/03                                        5,244
       2,000    6.875%, 8/15/03                                       2,089
       2,500    7.125%, 2/15/05                                       2,657
       1,000    5.038%, 10/14/08                                        950
       2,000    5.705%, 3/02/09                                       1,973
       3,000    6.30%, 6/03/09                                        3,067
               Federal Home Loan Mortgage Corporation (FHLMC):
       2,075    6.22%, 3/24/03                                        2,133
           3    9.50%, 9/01/04, Pool #380053                              4
          81    8.50%, 3/01/06, Gold Pool #E00022                        84
       2,000    7.585%, 9/19/06                                       2,024
         124    7.50%, 4/01/08, Gold Pool #E45929                       128
       2,000    5.75%, 3/15/09                                        1,978
         246    6.00%, 2/01/11, Gold Pool #E62600                       246
         398    6.50%, 2/01/11, Gold Pool #E00419                       404
         369    7.00%, 7/01/11, Gold Pool #31335K                       380
         249    7.00%, 11/01/11, Gold Pool #E65619                      256
         538    6.50%, 1/01/12, Gold Pool #E00465                       546
         295    6.50%, 2/01/12, Gold Pool #E66172                       299
         483    6.50%, 2/01/12, Gold Pool #E66272                       490
         749    6.00%, 2/01/12, Gold Pool #E66284                       748
         756    6.00%, 3/01/12, Gold Pool #E66474                       755

Principal Amount                                               Market Value
(in thousands)                                               (in thousands)
----------------                                             --------------

               Federal Home Loan Mortgage
               Corporation (FHLMC): (cont.)
      $1,795    7.50%, 9/01/12, Gold Pool #G10735                    $1,856
       3,308    5.50%, 12/01/12, Gold Pool #E68353                    3,239
         718    6.00%, 3/01/13, Gold Pool #E69338                       715
       1,428    6.00%, 4/01/13, Gold Pool #E00543                     1,422
         677    6.00%, 4/01/13, Gold Pool #E70028                       676
       1,492    5.50%, 5/01/13, Gold Pool #G10814                     1,456
       3,672    6.00%, 5/01/13, Gold Pool #E00549                     3,657
         236    6.00%, 8/01/13, Pool #C90033                            233
       4,763    6.00%, 10/01/13, Gold Pool #E72802                    4,744
         731    6.50%, 10/01/13, Gold Pool #E00465                      740
       5,970    5.50%, 1/01/14, Gold Pool #E00617                     5,828
       1,248    5.50%, 3/01/14, Gold Pool #E00633                     1,218
         868    6.50%, 7/01/14, Gold Pool #E77812                       877
       2,530    7.00%, 9/01/14, Gold Pool #E00746                     2,589
       4,982    5.50%, 3/01/16, Gold Pool #E00960                     4,845
       2,000    6.50%, 3/15/26, Series 2000, Class B                  1,965
       2,675    7.50%, 1/01/30, Gold Pool #C35768                     2,734
               Federal National Mortgage Association (FNMA):
       3,000    5.41%, 12/15/03                                       3,036
       5,318    5.125%, 2/13/04                                       5,350
       5,000    6.625%, 10/15/07                                      5,251
       1,000    6.50%, 4/29/09                                        1,002
       4,500    6.625%, 9/15/09                                       4,690
       5,000    6.00%, 2/25/11, Pool #199621                          4,974
         555    6.00%, 3/01/11, Pool #340503                            556
         540    6.50%, 5/01/11, Pool #335713                            548
         361    6.50%, 5/01/11, Pool #346276                            366
       1,003    6.50%, 7/01/11, Pool #250613                          1,018
         402    6.50%, 7/01/11, Pool #351761                            408
         158    7.00%, 11/01/11, Pool #250738                           163
         162    7.00%, 11/01/11, Pool #349630                           166
         109    7.00%, 11/01/11, Pool #351122                           112
         938    6.50%, 12/01/11, Pool #250781                           952
         587    6.50%, 12/01/11, Pool #367868                           596
         616    6.50%, 12/01/11, Pool #368127                           624
       1,408    5.50%, 3/01/13, Pool #420158                          1,374
         698    6.00%, 4/01/13, Pool #251656                            695
       2,278    6.00%, 4/01/13, Pool #425550                          2,267
       2,896    6.00%, 7/01/13, Pool #556340                          2,882
       1,746    6.50%, 8/01/13, Pool #251901                          1,765
         740    6.00%, 11/01/13, Pool #323379                           736
       4,745    6.00%, 11/01/13, Pool #556195                         4,733
       4,243    6.00%, 12/01/13, Pool #449173                         4,224
         810    5.50%, 1/01/14, Pool #482515                            790
       4,750    6.00%, 2/01/14, Pool #432444                          4,728
         883    6.50%, 4/01/14, Pool #492264                            891
       2,347    7.00%, 7/01/14, Pool #252637                          2,399
       1,688    7.00%, 10/01/14, Pool #252799                         1,726
       4,822    6.00%, 7/01/15, Pool #556196                          4,791
       2,958    6.00%, 2/01/16, Pool #535791                          2,937

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

U.S. GOVERNMENT SECURITIES FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

Principal Amount                                               Market Value
(in thousands)                                               (in thousands)
-----------------                                             -------------

               Federal National Mortgage
               Association (FNMA): (cont.)
      $1,000    5.50%, 4/01/16, Pool #576738                           $972
       1,000    5.50%, 4/01/16, Pool #576975                            972
       4,250    6.50%, 4/25/23, Pool #001993                          4,276
         458    8.00%, 7/01/24, Pool #190264                            479
         638    6.50%, 10/01/27, Pool #400141                           633
               Government National Mortgage Association (GNMA):
          41   8.00%, 1/15/07, Pool #315126                              43
          30   6.50%, 5/15/08, Pool #340791                              30
          96   9.00%, 7/15/09, Pool #390782                             103
         158   9.00%, 11/15/09, Pool #359559                            169
         224   8.00%, 10/15/10, Pool #414750                            234
          66   6.50%, 11/15/10, Pool #414786                             67
         173   6.50%, 2/15/11, Pool #373569                             177
         181   6.50%, 3/15/11, Pool #344973                             185
         210   6.50%, 3/15/11, Pool #406466                             214
         197   6.50%, 3/15/11, Pool #408253                             201
         333   6.50%, 3/15/11, Pool #410935                             340
          29   6.50%, 3/15/11, Pool #416179                              29
         386   6.50%, 4/15/11, Pool #416060                             394
         253   6.50%, 4/15/11, Pool #422652                             258
         186   6.50%, 5/15/11, Pool #408304                             190
          40   6.50%, 5/15/11, Pool #422814                              41
          94   6.50%, 5/15/11, Pool #433036                              96
         139   6.50%, 6/15/11, Pool #421731                             142
          73   6.50%, 6/15/11, Pool #432993                              75
         193   6.50%, 7/15/11, Pool #424521                             197
         415   6.50%, 7/15/11, Pool #433088                             424
       1,974   6.50%, 5/15/13, Pool #462746                           2,008
       2,850   6.50%, 7/15/13, Pool #462638                           2,899
          64   8.50%, 5/15/17, Pool #219152                              68
         105   8.50%, 6/15/21, Pool #307921                             110
         806   7.50%, 12/15/22, Pool #347332                            830
         197   8.00%, 5/15/23, Pool #352469                             205
          14   9.50%, 1/15/25, Pool #384421                              16
         267   9.50%, 2/15/25, Pool #365292                             293
           2   9.50%, 2/15/25, Pool #392967                               2
          18   9.50%, 2/15/25, Pool #401796                              20
          81   9.50%, 3/15/25, Pool #407257                              89
          70   9.50%, 4/15/25, Pool #386741                              77
         235   7.00%, 9/15/27, Pool #455304                             238
       3,996   6.00%, 3/01/31, Pool #C48827                           3,863
                                                                  ---------
                                                                     14,327
                                                                  ---------

Principal Amount                                               Market Value
(in thousands)                                               (in thousands)
----------------                                              -------------

               U.S. TREASURY OBLIGATIONS  14.3%
               U.S. Treasury Notes:
      $5,500    6.625%, 3/31/02                                      $5,625
      11,000    7.50%, 5/15/02                                       11,376
       4,500    7.25%, 8/15/04                                        4,843
       1,000    5.625%, 5/15/08                                       1,024
       4,000    6.00%, 8/15/09                                        4,170
         500    6.50%, 2/15/10                                          538
               U.S. Treasury Strips, Principal Only,
       4,000    0.00%, 11/15/04                                       3,366
                                                                  ---------
                                                                     30,942
                                                                  ---------

               Total Long-Term Investments (Cost $209,599)          214,031
                                                                  ---------
   Number of
      Shares
(in thousands)
--------------

               SHORT-TERM INVESTMENT  0.4%
               INVESTMENT COMPANY  0.4%
         972   First American Government Obligations Fund               972
                                                                  ---------
               Total Short-Term Investment (Cost $972)                  972
                                                                  ---------
               Total Investments (Cost $210,571)  99.4%             215,003
                                                                  ---------
               Other Assets, less Liabilities  0.6%                   1,206
                                                                  ---------
               TOTAL NET ASSETS  100.0%                            $216,209
                                                                  =========

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

AGGREGATE BOND FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

Principal Amount                                               Market Value
(in thousands)                                               (in thousands)
----------------                                              -------------

               LONG-TERM INVESTMENTS  98.6%
               CORPORATE BONDS  27.6%
      $2,000   Associates Corporation, 5.80%, 4/20/04                $2,016
       1,000   AT&T Corporation, 5.625%, 3/15/04                        987
         500   BankAmerica Corporation, 7.50%, 10/15/02                 517
       1,000   Bell Telephone Co. of Pennsylvania, 8.75%, 8/15/31     1,153
         500   British Telecom PLC, 8.125%, 12/15/10                    523
       1,000   Campbell Soup Co., 6.90%, 10/15/06                     1,025
       3,300   Cedant Corporation, 7.75%, 12/01/03                    3,324
       2,000   Citigroup, Inc., 6.625%, 1/15/28                       1,846
       2,500   Computer Associates, 6.25%, 4/15/03                    2,483
       2,000   Dana Corp., 6.25%, 3/1/04                              1,861
               Deutsche Telekom International Finance,
       1,000    7.75%, 6/15/05                                        1,035
               E.I. duPont de Nemours & Company, 6.875%,
       2,300    10/15/09                                              2,365
               Ford Motor Credit Corporation, Global Bond,
       2,750    7.00%, 9/25/01                                        2,777
               Ford Motor Credit Corporation, Global Bond,
       3,200    7.50%, 3/15/05                                        3,327
         500   France Telecom, 7.75%, 3/01/11*                          508
               General Electric Capital Corporation, 8.75%,
       1,000    3/14/03, Medium Term Notes                            1,067
               General Electric Global Insurance Holdings,
       1,700    6.45%, 3/01/19                                        1,600
               General Motors Acceptance Corporation,
       2,000    8.875%, 5/15/03                                       2,127
       1,000   Goldman Sachs Group, Inc., 6.875%, 1/15/11               999
       4,000   Household Finance Corporation, 8.375%, 11/15/01        4,077
       1,000   Household Finance Corporation, 6.875%, 3/01/07         1,022
       1,400   IBM Corporation, 6.45%, 8/01/07                        1,421
         500   International Paper Company, 7.10%, 9/01/05              507
       1,500   Laclede Gas Company, 7.50%, 11/01/07                   1,596
       3,000   Lucent Technologies, 6.90%, 7/15/01                    2,955
       1,265   Lucent Technologies, 6.45%, 3/15/29                      837
               Merrill Lynch & Company, Series B, 6.375%,
       3,000    10/1/01, Medium Term Notes                            3,027
       1,000   Merrill Lynch & Company, 8.00%, 2/01/02                1,025
       1,000   Motorola, Inc., 6.50%, 11/15/28                          749
       1,000   Northern Telecom Ltd., 6.875%, 10/01/02                1,019
       1,000   Pacific Bell, 7.25%, 7/01/02                           1,027
       2,500   Procter & Gamble Company, 6.60%, 12/15/04              2,605
         500   Province of Ontario, Global Bond, 7.375%, 1/27/03        522
       2,595   Raytheon Co., 6.45%, 8/15/02                           2,607
         500   Rockwell International Corporation, 6.75%, 9/15/02       512
       2,000   Salomon Inc., 7.30%, 5/15/02                           2,055
       3,000   Salomon Inc., 7.50%, 2/01/03                           3,115
               Southern New England Telecommunications
                Corporation, Series 2, 6.50%, 2/15/02,
       3,250    Medium Term Notes                                     3,300

Principal Amount                                               Market Value
(in thousands)                                               (in thousands)
-----------------                                            --------------

               CORPORATE BONDS  27.6% (CONT.)
               St. Paul Companies, Inc., 6.38%, 12/15/08
      $1,550    Medium Term Notes                                    $1,493
               Texaco Capital Inc., 6.95%, 10/15/01,
       2,000    Medium Term Notes                                     2,023
       1,500   Texaco Capital Inc., 7.09%, 2/01/07                    1,586
               Union Texas Petroleum Holdings, Inc.,
       6,275    8.50%, 4/15/07                                        7,017
         500   United Telephone - Florida, 7.25%, 12/15/04              519
                                                                  ---------
                                                                     78,156
                                                                  ---------
               U.S. GOVERNMENT AGENCY-BACKED
               MORTGAGE ISSUES  43.9%
               Federal Farm Credit Bank  (FFCB):
       2,000    7.21%, 4/04/07                                        2,163
       1,500    6.37%, 10/30/07                                       1,553
               Federal Home Loan Bank  (FHLB):
       2,000    6.39%, 6/22/04                                        2,074
       1,000    6.665%, 1/08/07                                       1,054
       1,000    5.705%, 9/08/08                                         991
       3,000    5.665%, 9/11/08                                       2,965
       3,100    5.79%, 4/27/09                                        3,071
               Federal Home Loan Mortgage Corporation (FHLMC):
           1    8.50%, 5/01/01, Pool #200034                              1
           2    8.50%, 10/01/01, Pool #200055                             2
           5    8.50%, 11/01/01, Pool #200058                             5
           7    8.00%, 3/01/02, Pool #215507                              7
          11    7.50%, 4/01/02, Pool #200070                             11
           3    8.00%, 5/01/02, Pool # 216910                             3
          35    8.00%, 6/01/02, Pool #218101                             35
          10    8.00%, 6/01/02, Pool #218582                             10
           8    8.00%, 7/01/02, Pool #217891                              9
          23    8.00%, 7/01/02, Pool #501214                             23
          27    9.00%, 3/01/03, Pool #380019                             28
          10    9.00%, 5/01/03, Pool #380021                             10
          22    8.50%, 3/01/05, Pool #380084                             23
           3    8.50%, 4/01/05, Pool #380085                              3
           8    8.50%, 9/01/05, Pool #503592                              8
           9    8.50%, 4/01/06, Gold Pool #E00025                        10
         600    6.76%, 3/12/07, Pool #000001                            636
       2,500    5.75%, 4/15/08                                        2,494
         954    7.50%, 11/01/09, Gold Pool #M30082                      985
         153    7.00%, 11/01/10, Gold Pool #E20202                      158
         179    7.00%, 11/01/10, Gold Pool #E62010                      184
         532    6.00%, 2/01/11, Gold Pool #E62600                       532
         548    6.00%, 3/01/11, Gold Pool #E63503                       548
         537    6.00%, 4/01/11, Gold Pool #E63515                       537
         558    6.00%, 6/01/11, Gold Pool #E00439                       558
         507    7.00%, 7/01/11, Gold Pool #31335K                       521
         842    6.00%, 3/01/12, Gold Pool #E66538                       840
       1,004    7.50%, 9/01/12, Gold Pool #G10735                     1,038

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

AGGREGATE BOND FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

Principal Amount                                               Market Value
(in thousands)                                               (in thousands)
----------------                                             --------------

               U.S. GOVERNMENT AGENCY-BACKED
               MORTGAGE ISSUES  43.9% (CONT.)
        $718    6.00%, 3/01/13, Gold Pool #E69338                      $715
         671    6.00%, 3/01/13, Gold Pool #E69425                       668
       1,428    6.00%, 4/01/13, Gold Pool #E00543                     1,422
         677    6.00%, 4/01/13, Gold Pool #E70028                       676
       1,463    6.50%, 10/01/13, Gold Pool #E00574                    1,480
         799    5.50%, 11/01/13, Gold Pool #E72928                      780
       2,012    5.50%, 11/01/13, Gold Pool #E73249                    1,964
         818    5.50%, 11/01/13, Gold Pool #E73355                      799
       1,633    5.50%, 12/01/13, Gold Pool #E00598                    1,594
         778    5.50%, 12/01/13, Gold Pool #E73342                      759
       1,714    6.00%, 6/01/14, Gold Pool #E00677                     1,705
         775    8.00%, 1/01/23, Gold Pool #C00225                       812
         129    8.00%, 1/01/23, Gold Pool #D29451                       135
       2,431    6.00%, 12/01/25, Gold Pool #G00427                    2,364
         161    6.00%, 2/01/26, Gold Pool #D68286                       156
       1,672    6.00%, 3/01/26, Gold Pool #C80393                     1,624
          84    6.00%, 4/01/26, Gold Pool #C80395                        81
         235    6.00%, 4/01/26, Gold Pool #D70405                       228
         302    6.00%, 4/01/26, Gold Pool #D70772                       294
         121    8.00%, 11/01/26, Gold Pool #D76134                      126
         639    6.00%, 12/01/26, Gold Pool #C80465                      621
          19    6.00%, 12/01/26, Gold Pool #D76870                       18
         251    8.00%, 12/01/26, Gold Pool #D76530                      261
         177    8.00%, 12/01/26, Gold Pool #D76906                      184
       1,131    7.00%, 1/01/27, Gold Pool #D77720                     1,146
         467    7.00%, 1/01/27, Gold Pool #D77743                       473
         273    8.00%, 1/01/27, Gold Pool #C00490                       285
       2,573    6.00%, 9/01/27, Gold Pool #C00565                     2,496
       2,600    6.00%, 1/01/29, Pool #C00702                          2,520
       1,780    6.00%, 3/01/29, Pool #C00730                          1,724
         177    6.00%, 4/01/29, Pool #C24786                            172
         372    6.00%, 4/01/29, Pool #C25708                            360
       3,810    6.00%, 5/01/29, Pool #C25918                          3,690
         280    6.00%, 5/01/29, Pool #C25930                            271
         105    6.00%, 5/01/29, Pool #C26993                            102
         227    6.00%, 7/01/29, Pool #C29068                            220
               Federal National Mortgage Association (FNMA):
       4,970    7.50%, 2/11/02                                        5,088
       3,000    6.625%, 9/15/09                                       3,127
         519    6.00%, 5/01/11, Pool #337194                            519
       1,439    6.50%, 12/01/11, Pool #367838                         1,460
         615    6.00%, 2/01/12, Pool #250917                            613
         661    6.00%, 3/01/12, Pool #359504                            659
         609    6.00%, 3/01/12, Pool #373131                            608
         574    6.00%, 3/01/12, Pool #374638                            572
         998    7.50%, 3/01/12, Pool #250858                          1,032
         262    6.50%, 7/01/12, Pool #370716                            266
         654    6.50%, 7/01/12, Pool #393667                            663
         562    6.50%, 8/01/12, Pool #251165                            568



Principal Amount                                               Market Value
(in thousands)                                               (in thousands)
----------------                                             --------------

               U.S. GOVERNMENT AGENCY-BACKED
               MORTGAGE ISSUES 43.9% (CONT.)
      $2,638    6.00%, 1/01/13, Pool #251501                         $2,631
         617    6.00%, 4/01/13, Pool #414671                            614
         875    5.50%, 11/01/13, Pool #449032                           854
         740    6.00%, 11/01/13, Pool #323379                           737
       1,620    5.50%, 1/01/14, Pool #482515                          1,581
       4,930    6.00%, 2/01/16, Pool #535791                          4,896
       3,000    5.50%, 4/01/16, Pool #572856                          2,915
       2,127    6.00%, 2/01/26, Pool #336918                          2,065
       2,250    6.00%, 10/01/26, Pool #368935                         2,184
          72    9.00%, 10/01/26, Pool #353671                            76
          42    9.00%, 10/01/26, Pool #358137                            45
          63    9.00%, 10/01/26, Pool #361800                            66
          28    9.00%, 11/01/26, Pool #358703                            30
         148    9.00%, 11/01/26, Pool #364453                           157
          46    9.00%, 12/01/26, Pool #368686                            49
       1,352    6.50%, 8/01/27, Pool #395219                          1,341
       1,382    6.50%, 8/01/27, Pool #397372                          1,371
         713    6.00%, 1/01/28, Pool #398195                            690
         737    6.00%, 1/01/28, Pool #402874                            714
       1,756    6.00%, 12/01/28, Pool #455087                         1,700
       1,716    6.00%, 1/01/29, Pool #481539                          1,662
       2,513    6.00%, 7/01/29, Pool #323812                          2,432
               Government National Mortgage Association (GNMA):
           7    8.00%, 1/15/02, Pool #188653                              7
           1    8.00%, 3/15/02, Pool #199167                              1
          20    7.50%, 4/15/02, Pool #210173                             20
           5    8.00%, 4/15/02, Pool #180980                              5
           3    7.50%, 7/15/02, Pool #216193                              3
          13    8.00%, 7/15/02, Pool #209779                             13
          10    9.50%, 10/15/02, Pool #232514                            11
          66    6.50%, 9/15/03, Pool #002549                             67
           8    9.50%, 9/15/05, Pool #290435                              8
          26    9.50%, 1/15/06, Pool #298829                             27
          21    8.00%, 5/15/06, Pool #303851                             22
          33    9.50%, 7/15/07, Pool #331878                             35
         177    8.00%, 11/15/07, Pool #339329                           185
         103    8.00%, 12/15/07, Pool #338551                           107
         182    7.50%, 7/15/08, Pool #349404                            189
         277    9.50%, 8/15/09, Pool #400219                            300
          84    9.50%, 9/15/09, Pool #377317                             91
         208    9.50%, 2/15/10, Pool #392932                            225
          17    8.00%, 5/15/10, Pool #398424                             18
         116    6.50%, 8/15/10, Pool #387094                            119
          61    7.50%, 8/15/10, Pool #413412                             64
          51    7.50%, 9/15/10, Pool #413117                             53
         154    7.50%, 11/15/10, Pool #415775                           161
          92    8.00%, 11/15/10, Pool #405524                            96
         590    8.00%, 11/15/10, Pool #410294                           616
          96    8.00%, 11/15/10, Pool #414827                           101

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

AGGREGATE BOND FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

Principal Amount                                               Market Value
(in thousands)                                               (in thousands)
----------------                                             --------------

               U.S. GOVERNMENT AGENCY-BACKED
               MORTGAGE ISSUES  43.9% (CONT.)
         $27    6.00%, 3/15/11, Pool #425964                            $28
          53    6.50%, 3/15/11, Pool #408253                             54
          14    6.50%, 3/15/11, Pool #419123                             15
         248    6.00%, 4/15/11, Pool #393849                            250
          37    6.00%, 4/15/11, Pool #421800                             37
         361    6.00%, 4/15/11, Pool #429397                            364
         173    6.50%, 4/15/11, Pool #402546                            177
          48    6.50%, 4/15/11, Pool #418274                             49
         253    6.50%, 4/15/11, Pool #421831                            259
          31    6.00%, 5/15/11, Pool #345647                             32
         475    6.00%, 5/15/11, Pool #421871                            478
         362    6.00%, 5/15/11, Pool #432659                            364
         321    6.50%, 5/15/11, Pool #408304                            327
         296    6.50%, 5/15/11, Pool #412598                            302
          37    6.50%, 5/15/11, Pool #430822                             38
         222    6.50%, 5/15/11, Pool #432640                            227
         166    6.00%, 6/15/11, Pool #406582                            167
         167    6.00%, 6/15/11, Pool #423828                            168
         370    6.50%, 6/15/11, Pool #345631                            378
          59    6.50%, 6/15/11, Pool #421731                             60
         217    6.50%, 6/15/11, Pool #423833                            221
         301    6.50%, 6/15/11, Pool #426173                            307
         477    6.50%, 6/15/11, Pool #430820                            487
         225    6.50%, 8/15/11, Pool #421746                            229
         255    6.50%, 2/15/12, Pool #393334                            260
         244    6.50%, 3/15/12, Pool #399161                            249
         435    7.50%, 7/15/12, Pool #447382                            453
         684    8.50%, 4/15/17, Pool #212112                            723
         107    8.50%, 11/15/21, Pool #297863                           113
         610    8.00%, 4/15/22, Pool #320818                            637
         495    7.50%, 4/15/23, Pool #343195                            510
         174    8.00%, 5/15/23, Pool #350495                            182
         373    9.00%, 3/15/25, Pool #404067                            395
         168    9.00%, 5/15/25, Pool #386743                            178
          74    9.00%, 5/15/25, Pool #401372                             79
          20    9.50%, 8/15/25, Pool #414557                             22
         201    7.50%, 10/15/25, Pool #366152                           206
         296    7.50%, 10/15/25, Pool #366154                           303
          49    6.50%, 3/15/26, Pool #419578                             49
         704    6.50%, 4/15/26, Pool #415721                            700
         690    6.50%, 4/15/26, Pool #422323                            687
         675    6.50%, 4/15/26, Pool #422656                            671
         632    6.50%, 5/15/26, Pool #417388                            629
          62    6.50%, 5/15/26, Pool #428852                             61
       3,994    6.50%, 6/15/26, Pool #423801                          3,972
         322    7.00%, 8/20/26, Pool #002266                            325
          69    9.50%, 9/15/26, Pool #438724                             75
          74    9.50%, 10/15/26, Pool #438728                            81
          36    9.50%, 11/15/26, Pool #436994                            39
          22    9.50%, 11/15/26, Pool #438731                            24


Principal Amount                                               Market Value
(in thousands)                                               (in thousands)
----------------                                             --------------

               U.S. GOVERNMENT AGENCY-BACKED
               MORTGAGE ISSUES  43.9% (CONT.)
        $704    7.00%, 9/15/27, Pool #455304                           $713
         769    7.00%, 8/15/28, Pool #482697                            778
         598    6.50%, 10/15/28, Pool #434031                           594
       2,997    6.00%, 3/01/31, Pool #C48827                          2,897
                                                                  ---------
                                                                    124,167
                                                                  ---------
               U.S. TREASURY OBLIGATIONS  27.1%
               U.S. Treasury Bonds:
       2,055    12.00%, 8/15/13                                       2,870
       1,250    7.50%, 11/15/16                                       1,462
       1,500    8.75%, 5/15/17                                        1,953
       2,865    8.875%, 8/15/17                                       3,772
       3,150    8.875%, 2/15/19                                       4,185
       6,000    8.125%, 8/15/19                                       7,491
       4,183    8.75%, 8/15/20                                        5,545
       1,050    8.00%, 11/15/21                                       1,307
       4,600    7.625%, 11/15/22                                      5,541
       7,000    6.25%, 8/15/23                                        7,273
               U.S. Treasury Notes:
       6,930    5.75%, 8/15/03                                        7,130
         500    5.25%, 5/15/04                                          509
       1,470    7.25%, 5/15/04                                        1,576
       1,600    5.875%, 11/15/04                                      1,658
       7,000    6.50%, 8/15/05                                        7,437
       2,250    6.625%, 5/15/07                                       2,426
       4,500    6.125%, 8/15/07                                       4,736
       8,505    5.625%, 5/15/08                                       8,706
       1,000    6.50%, 2/15/10                                        1,077
                                                                  ---------
                                                                     76,654
                                                                  ---------

               Total Long-Term Investments (Cost $272,459)          278,977
                                                                  ---------
      Number
   of Shares
 (in thousands)
---------------
               SHORT-TERM INVESTMENT  0.5%
               INVESTMENT COMPANY  0.5%
       1,382   First American Prime Obligations Fund                  1,382
                                                                  ---------
               Total Short-Term Investment (Cost $1,382)              1,382
                                                                  ---------
               Total Investments (Cost $273,841)  99.1%             280,359
                                                                  ---------
               Other Assets, less Liabilities  0.9%                   2,524
                                                                  ---------
               TOTAL NET ASSETS  100.0%                            $282,883
                                                                   ========

               *Unregistered security

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

BOND IMMDEX/TM FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

Principal Amount                                               Market Value
(in thousands)                                               (in thousands)
----------------                                             --------------

               LONG-TERM INVESTMENTS  95.6%
               ASSET-BACKED SECURITIES  1.7%
               CREDIT CARD RECEIVABLES  0.8%
               Chemical Master Credit Card Trust,
      $1,520    Series 1995-3, Class A, 6.23%, 8/15/02               $1,551
               Citibank Credit Card Master Trust I,
                 Principal Only,
       5,000    Series 1997-6, Class A, 0.00%, 8/15/06                4,156
                                                                  ---------
                                                                      5,707
                                                                  ---------
               HOME EQUITY LOAN RECEIVABLES 0.9%
               Contimortgage Home Equity Loan Trust:
       1,050    Series 1998-1, Class A6, 6.58%, 12/15/18              1,070
       3,000    Series 1997-3, Class A8, 7.58%, 8/15/28               3,081
               Delta Funding Home Equity Loan Trust,
       1,824    Series 1997-3, Class A6F, 6.86%, 10/25/28             1,860
                                                                  ---------
                                                                      6,011
                                                                  ---------
               CORPORATE BONDS  36.4%
               Aetna Services, Inc. Debentures,
       1,800    6.75%, 9/15/13                                        1,793
               Air 2 US Bonds:
       1,000    10.127%, 10/01/20 (Aquired 12/06/99, Cost $1,034)*    1,070
       5,000    8.63%, 11/01/20 (Aquired 10/31/99, Cost $5,000)*      5,309
               Alabama Power Company First Mortgage Bond,
         925    9.00%, 12/01/24                                         974
               American Airline Equipment Pass-Thru Certificates,
       1,500    10.21%, 1/01/10                                       1,740
               American West Airlines Pass-Thru Certificates:
       2,416    8.54%, 1/02/06 (Acquired 9/14/99, Cost $2,775)*       2,479
       2,848    7.93%, 1/02/19 (Acquired 9/14/99, Cost $2,931)*       2,991
               Associated P&C Holdings Senior Notes,
       4,895    6.75%, 7/15/03 (Acquired 11/5/98, Cost $4,793)*       4,955
               AT&T Corporation Notes,
       2,000    6.50%, 3/15/29                                        1,662
               BankAmerica Corporation Subordinated Notes,
       3,539    10.00%, 2/01/03                                       3,817
               BankBoston Notes,
       2,500    6.375%, 4/15/08                                       2,467
               Barclays North American Capital Corp. Debentures,
         925    9.75%, 5/15/21                                          970
               Cendant Corporation Notes,
       3,500    7.75%, 12/01/03                                       3,526
               Conectiv, Inc. Medium Term Notes,
       3,760    6.73%, 6/01/06                                        3,838
               Continental Airlines, Inc. Pass-Thru Certificates,
       2,510    6.80%, 7/02/07                                        2,524
               Continental Cablevision, Inc. Debentures,
       8,200    9.50%, 8/01/13                                        8,865
               CSX Coproration Medium Term Notes,
       3,000    5.85%, 12/01/03                                       3,007


Principal Amount                                               Market Value
(in thousands)                                               (in thousands)
----------------                                              -------------

               CORPORATE BONDS  36.4% (CONT.)
               Duty Free International, Inc. Notes,
      $6,450    7.00%, 1/15/04                                       $6,514
               Dynegy, Inc. Senior Notes,
       2,600    7.45%, 7/15/06                                        2,675
               Federal Express Corporation Notes,
       4,400    9.65%, 6/15/12                                        5,162
               First National Bank Chicago Debentures,
       1,500    8.08%, 1/05/18                                        1,559
               First National Bank Omaha Subordinated Notes,
       3,100    7.32%, 12/01/10                                       3,016
               First Union Corporation Subordinated Notes,
       3,000    8.125%, 6/24/02                                       3,108
               Ford Motor Company Debentures:
       2,934    9.215%, 9/15/21                                       3,379
       1,000    8.875%, 11/15/22                                      1,067
               Geico Corporation Debentures,
       2,000    9.15%, 9/15/21                                        2,108
               General Electric Capital Corporation Notes,
       5,000    6.875%, 11/15/10                                      5,197
               General Motors Acceptance Corp. Notes,
       2,694    9.625%, 12/15/01                                      2,774
               General Motors Acceptance Corp. Debentures,
       3,000    8.75%, 7/15/05                                        3,239
               Georgia Pacific Corp. Debentures:
       1,011    9.50%, 12/01/11                                       1,056
       4,605    9.875%, 11/01/21                                      4,587
         975    9.50%, 5/15/22                                          948
               Goldman Sachs Group Notes,
      10,000    6.25%, 2/01/03 (Acquired 2/01/96, Cost $9,974)*      10,124
               GTE North, Inc. Debentures,
       1,100    9.60%, 1/01/21                                        1,160
               Harris Bankcorp Subordinated Notes,
       1,065    9.375%, 6/01/01                                       1,069
               Heller Financial, Inc. Notes,
       1,285    8.00%, 6/15/05                                        1,366
               Lehman Brothers Holdings, Inc. Notes,
       5,000    7.50%, 9/01/06                                        5,177
               Lehman Brothers, Inc. Debentures,
       2,620    11.625%, 5/15/05                                      3,073
               Lehman Brothers Holdings, Inc. Senior Notes,
                8.75%, 5/15/02                                        1,556
               Marlin Water Trust Senior Notes,
       6,053    7.09%, 12/15/01 (Acquired 12/8/98, Cost $6,039)*      6,098
               The May Department Stores Company Debentures,
                9.875%, 6/15/21                                       1,813
               Merrill Lynch & Co. Medium Term Notes,
       5,000    5.88%, 1/15/04                                        5,046
               National Westminster Bancorp, Inc. Debentures,
       1,000    9.375%, 11/15/03                                      1,094

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

BOND IMMDEX/TM FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

Principal Amount                                               Market Value
(in thousands)                                               (in thousands)
----------------                                             --------------

               CORPORATE BONDS  36.4% (CONT.)
               NCNB Corp. Subordinated Notes,
      $5,155    10.20%, 7/15/15                                      $6,188
               Newcourt Credit Group Notes,
       3,490    6.875%, 2/16/05 (Acquired 3/16/99, Cost $6,587)*      3,532
               News America Holdings Debentures,
       2,200    10.125%, 10/15/12                                     2,382
               Northwest Airlines Corp. Pass-Thru Certificates,
       6,344    7.248%, 7/02/14                                       5,949
               Old Dominion Electric Co-op First Mortgage,
       6,850    8.76%, 12/01/22                                       7,195
               Osprey Trust Secured Notes,
       3,750    8.31%, 1/15/03 (Acquired 9/16/99, Cost $3,750)*       3,863
               PaineWebber Group, Inc. Notes:
       2,500    6.45%, 12/01/03                                       2,567
       2,450    6.73%, 1/20/04                                        2,539
       1,540    8.875%, 3/15/05                                       1,702
               Penney (JC) Company, Inc. Debentures,
       4,000    9.75%, 6/15/21                                        2,766
               Principal Financial Group Senior Notes,
       7,000    8.20%, 8/15/09 (Acquired 8/18/99, Cost $6,979)*       7,486
               PSI Energy, Inc. Debentures,
       3,100    7.85%, 10/15/07                                       3,106
               Salomon, Inc. Notes:
       3,450    7.00%, 6/15/03                                        3,564
       5,000    6.25%, 6/15/05                                        5,018
               Salomon, Inc. Senior Notes:
       2,100    6.75%, 2/15/03                                        2,155
       1,000    7.20%, 3/3/03                                         1,034
               Security Capital Group, Inc. Medium Term Notes,
       2,850    7.75%, 11/15/03                                       2,927
               Sprint Capital Corporation Company Guarantee,
       5,250    5.70%, 11/15/03                                       5,184
               Sun Co. Inc. Debentures,
       2,802    9.375%, 6/01/16                                       3,057
               Tenneco, Inc. Debentures,
       3,150    7.95%, 12/15/25                                       2,770
               Time Warner, Inc. Debentures,
       2,200    9.125%, 1/15/13                                       2,558
               Toll Road Investors Debentures, Principal Only:
       5,800    0.00%, 2/15/04 (Acquired 4/23/99, Cost $4,339)*       4,931
       1,000    0.00%, 2/15/05 (Acquired 5/21/99, Cost $705)*           789
               Transamerica Finance Corporation Senior Notes,
       5,675    6.125%, 11/01/01                                      5,717
               TRW, Inc. Notes,
       3,360    6.625%, 6/01/04                                       3,342
               United HealthCare Corporation Notes,
      10,000    6.60%, 12/01/03 (Aquired 11/19/98, Cost $9,977)*     10,209
               U.S. West Communications Debentures,
       1,000    8.875%, 6/01/31                                       1,052
               Utilicorp United Inc. Senior Notes,
       3,000    7.625%, 11/15/09                                      2,978


Principal Amount                                               Market Value
(in thousands)                                               (in thousands)
----------------                                              -------------

               CORPORATE BONDS  36.4% (CONT.)
               Western National Corporation Senior Notes,
      $2,456    7.125%, 2/15/04                                      $2,552
               Williams Companies, Inc. Notes,
       2,675    7.625%, 7/15/19                                       2,657
               Wisconsin Public Service First Mortgage,
       2,000    8.80%, 9/01/21                                        2,053
                                                                  ---------
                                                                    249,774
                                                                  ---------
               INTERNATIONAL/YANKEE (U.S. $ DENOMINATED)  11.9%
               Banco Santander-Chile Notes,
       4,925    6.50%, 11/01/05                                       4,945
               British Sky Broadcasting Company Guarantee,
       5,000    6.875%, 2/23/09                                       4,573
               British Telecom PLC Notes,
       2,000    8.125%, 12/15/10                                      2,093
               Deutsche Telecom Company Guarantee:
         500    7.75%, 6/15/05                                          517
       3,000    8.25%, 6/15/30                                        2,936
               Dresdner Bank Subordinated Debentures,
       3,500    7.25%, 9/15/15                                        3,588
               Ford Capital BV Debentures,
         560    9.875%, 5/15/02                                         588
               Ford Capital BV Notes:
       4,025    9.375%, 5/15/01                                       4,031
       1,400    9.50%, 6/01/10                                        1,560
               France Telecom Notes,
       2,000    7.75%, 3/01/11                                        2,032
               General Motors Global Bonds,
       5,000    6.75%, 5/01/28                                        4,517
               Household Netherlands BV Company Guarantee,
      10,000    6.20%, 12/01/03                                      10,069
               Hydro-Quebec Corporation Debentures:
       3,500    11.75%, 2/01/12                                       4,860
         750    9.75%, 1/15/18                                          802
               Korea Development Bank Bonds:
       2,300    7.125%, 9/17/01                                       2,312
       3,600    7.90%, 2/01/02                                        3,654
               Korea Electric Power Debentures,
       1,400    6.75%, 8/01/27                                        1,400
               Metronet Communications Corp. Senior Notes,
       1,000    10.625%, 11/01/08                                     1,085
               National Bank of Hungary Debentures,
       2,490    8.875%, 11/01/13                                      2,674
               Newfoundland (Province of) Canada,
       1,975    10.00%, 12/01/20                                      2,562
               Norsk Hydro A/S Debentures,
       2,900    9.00%, 4/15/12                                        3,354
               Sanwa Bank Ltd. Subordinated Notes,
       5,000    8.35%, 7/15/09                                        5,139
               Stagecoach Holdings PLC Notes,
       2,500    8.625%, 11/15/09                                      2,338

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

BOND IMMDEX(TM) FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

Principal Amount                                               Market Value
 (in thousands)                                              (in thousands)
----------------                                             --------------

           INTERNATIONAL/YANKEE
           (U.S. $ DENOMINATED)  11.9% (CONT.)
           Sumitomo Bank International Guaranteed
   $3,000    Notes, 8.50%, 6/15/09                                 $  3,183
           Sweden (Kingdom of) Debentures,
    1,100    11.125%, 6/01/15                                         1,560
           Wharf Capital International Ltd. Notes:
    2,700    8.875%, 11/01/04                                         2,896
    2,675    7.625%, 3/13/07                                          2,729
                                                                   --------
                                                                     81,997
                                                                   --------

           MORTGAGE-BACKED SECURITIES 0.7%
           Amresco Residential Securities Mortgage
           Loan, Series 1997-3, Class A9, 6.96%,
    4,501  3/25/27                                                    4,609
                                                                   --------

           U.S. GOVERNMENT AGENCY-BACKED
           MORTGAGE ISSUES  13.6%
           Federal Home Loan Bank (FHLB):
    1,005    5.37%, 1/16/03                                           1,018
    6,000    5.785%, 2/09/05                                          6,102
    1,500    6.365%, 11/05/07                                         1,554
    3,000    6.625%, 11/15/10                                         3,124
           Federal Home Loan Mortgage Corporation (FHLMC):
       47    Participation Certificates, 7.50%, 4/01/07                  48
    7,500    Reference Note, 6.625%, 9/15/09                          7,817
    5,000    Reference Note, 7.00%, 3/15/10                           5,334
      246    Series 6, Class C, 9.05%, 6/15/19                          256
      404    Series 1022, Class J, 6.00%, 12/15/20                      400
    1,147    Series 162, Class F, 7.00%, 5/15/21                      1,161
      959    Series 1118, Class Z, 8.25%, 7/15/21                     1,001
      843    Series 188, Class H, 7.00%, 9/15/21                        853
      462    Series 1201, Class E, 7.40%, 12/15/21                      471
      952    Series 1790-A, Class A, 7.00%, 4/15/22                     967
    1,996    Gold Pool #C47895, 6.50%, 2/01/31                        1,978
           Federal National Mortgage Association (FNMA):
      300    5.45%, 10/10/03                                            304
   20,000    7.125%, 3/15/07                                         21,547
    2,090    6.21%, 11/07/07                                          2,145
    2,600    7.25%, 1/15/10                                           2,818
           Participation Certificates:
      195    Series 317, 7.50%, 8/01/07                                 200
       61    Series 1464, 7.75%, 6/01/08                                 63
           Real Estate Mortgage Investment Conduit (REMIC):
       11    Series 1992-145, Class N, 10.06%, 1/25/06                   68
      475    Series 1988-24, Class G, 7.00%, 10/25/18                   482
      463    Series 1989-44, Class H, 9.00%, 7/25/19                    490
      109    Series 1989-90, Class E, 8.70%, 12/25/19                   115
      498    Series 1990-30, Class E, 6.50%, 3/25/20                    499
      455    Series 1990-61, Class H, 7.00%, 6/25/20                    461
      278    Series 1990-72, Class B, 9.00%, 7/25/20                    295
      365    Series 1990-102, Class J, 6.50%, 8/25/20                   365

Principal Amount                                               Market Value
 (in thousands)                                               (in thousands)
----------------                                             --------------

           U.S. GOVERNMENT AGENCY-BACKED
           MORTGAGE ISSUES  13.6% (CONT.)
 $  1,736    Series 1990-105, Class J, 6.50%, 9/25/20             $   1,744
      296    Series 1990-106, Class J, 8.50%, 9/25/20                   311
    1,535    Series 1991-56, Class M, 6.75%, 6/25/21                  1,543
    3,018    Series 1991-134, Class Z, 7.00%, 10/25/21                3,050
      644    Series 1992-120, Class C, 6.50%, 7/25/22                   643
      115    Series 252645, 6.50%, 8/01/29                              114
   12,072    Series 535300, 6.50%, 5/01/30                           11,965
           FDIC REMIC Trust,
    3,440  Series 1996-C1, Class 1A, 6.75%, 5/25/26                   3,488
           Government National Mortgage
           Association (GNMA):
    3,445    6.00%, 3/15/31, Pool #541302                             3,349
    4,991    6.00%, 3/15/31, Pool #554675                             4,851
                                                                   --------
                                                                     92,994
                                                                   --------

           U.S. TREASURY OBLIGATIONS  31.3%
           U.S. Treasury Bonds:
    8,000    6.00%, 8/15/09                                           8,341
   16,050    9.875%, 11/15/15                                        22,480
   54,680    9.25%, 2/15/16                                          73,314
   50,373    8.00%, 11/15/21                                         62,707
           U.S. Treasury Notes:
   28,800    7.25%, 8/15/04                                          30,996
   15,325    6.625%, 5/15/07                                         16,522
                                                                   --------
                                                                    214,360
                                                                   --------

         Total Long-Term Investments (Cost $633,992)                655,452
                                                                   --------

  Number of
   Shares
(in thousands)
--------------

           SHORT-TERM INVESTMENT  2.3%
           Investment Company 2.3%
   15,659  First American Prime Obligations Fund                     15,659
                                                                   --------

           Total Short-Term Investment (Cost $15,659)                15,659
                                                                   --------

           Total Investments  (Cost $649,651)  97.9%                671,111
                                                                   --------

           Other Assets, less Liabilities  2.1%                      14,198
                                                                   --------

           TOTAL NET ASSETS  100.0%                                $685,309
                                                                   ========

           *Unregistered security

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2001
(UNAUDITED)

   Number                                          Market Value
  of Shares                                       (in thousands)
------------                                      --------------

           COMMON STOCKS  3.2%
           CLOSED-END INVESTMENT COMPANIES  1.2%
  165,000  First Australia Prime Income Fund                      $     635
  105,000  First Commonwealth Fund, Inc.                                928
                                                                   --------
                                                                      1,563
                                                                   --------

           FOOD, BEVERAGE & Tobacco  0.6%
   15,000  H.J. Heinz Company                                           587
    2,900  Philip Morris Companies, Inc.                                145
                                                                   --------
                                                                        732
                                                                   --------

           TRANSPORTATION  0.5%
   30,000  Nordic American Tanker Shipping, Ltd.                        620
                                                                   --------

           UTILITIES  0.9%
   15,000  Cinergy Corporation                                          520
   15,250  TXU Corporation                                              671
                                                                   --------
                                                                      1,191
                                                                   --------

           Total Common Stocks (Cost $4,497)                          4,106
                                                                   --------

           PREFERRED STOCKS  10.9%
           ENERGY  1.2%
   63,200  Enron Capital Trust I                                      1,580
                                                                   --------

           FINANCE  6.7%
   60,000  Household International, Inc.,
             Capital Trust V                                          1,658
   15,000  MBIA, Inc. - 8% Notes                                        396
   78,000  Morgan Stanley 8.00%, (PERQS)                                546
   20,800  MSDW Capital Trust I                                         509
  116,500  PLC Capital Trust I, Series B                              2,912
   75,000  SI Financing Trust I                                       1,897
   25,000  TXU Capital Trust II                                         643
                                                                   --------
                                                                      8,561
                                                                   --------

           OIL & GAS SERVICES  1.5%
   75,000  TransCanada PipeLines Ltd.                                 1,885
                                                                   --------

           TELECOMMUNICATIONS  1.0%
   55,000  MCI Capital I, Series A                                    1,328
                                                                   --------

           UTILITIES  0.5%
   22,500  Alabama Power Capital Trust II                               558
                                                                   --------

           Total Preferred Stocks (Cost $13,928)                     13,912
                                                                   --------

           REAL ESTATE INVESTMENT TRUSTS  20.2%
   25,000  AMB Property Corporation                                     623
   15,000  Archstone Communities Trust                                  387
   25,000  Arden Realty, Inc.                                           627
   25,000  AvalonBay Communities, Inc., Pfd., Series G                  626
   40,000  Bedford Property Investors, Inc.                             763
  120,000  Developers Diversified Realty Corporation                  1,814

   Number                                                      Market Value
  of Shares                                                  (in thousands)
-----------                                                  --------------

           REAL ESTATE INVESTMENT TRUSTS  20.2% (CONT.)
   30,000  Duke-Weeks Realty Corporation                          $     691
   60,000  Equity Residential Properties Trust, Pfd.                  1,482
   30,000  Franchise Finance Corporation of America                     754
   50,000  Glimcher Realty Trust                                        764
   99,637  Healthcare Realty Trust, Inc.                              2,391
   20,000  Home Properties of New York, Inc.                            567
   74,000  Hospitality Properties Trust                               1,950
   42,100  Kimco Realty Corporation, Pfd.                             1,053
  100,000  LaSalle Hotel Properties                                   1,700
   35,000  Liberty Property Trust                                     1,010
   31,700  MeriStar Hospitality Corporation                             637
   70,000  Mills Corporation                                          1,485
   28,000  Post Properties, Inc.                                      1,032
   25,000  Prentiss Properties Trust                                    634
   55,000  Public Storage, Inc., Pfd., Series F                       1,469
  150,000  RFS Hotel Investors, Inc.                                  2,159
   20,000  Storage USA, Inc.                                            675
   26,000  Summit Properties, Inc.                                      626
                                                                   --------

           Total Real Estate Investment Trusts
            (Cost $24,368)                                           25,919
                                                                   --------

  Principal
   Amount
(in thousands)
--------------

           LONG-TERM INVESTMENTS  64.0%
           CORPORATE BONDS  42.3%
 $    750  Ashland Inc., Series F, 7.90%, 8/5/06                        792
    1,500  Ashland Inc., 7.78%, 9/19/16                               1,504
    2,000  Atlantic Richfield Company, Series B,
            8.60%, 5/15/12                                            2,332
    2,000  AvalonBay Communities, Inc., 6.80%, 7/15/06                2,018
    2,000  Banc One Corporation, 8.00%, 4/29/27                       2,126
      500  Capital Holding Corporation, 9.25%, 5/7/01                   544
      500  Chevron Capital USA, Inc., 7.45%, 8/15/04                    504
    1,000  Coastal Corporation, 9.625%, 5/15/12                       1,171
    3,500  Dell Computer Corporation, 7.10%, 4/15/28                  3,183
      289  Duke Energy Corporation, 7.875%, 5/1/24                      290
    2,520  Federated Department Stores, Inc., 7.45%,
             7/15/17                                                  2,443
    2,000  Finova Capital Corporation, 9.125%, 2/27/02                1,640
    2,000  First Union Corporation Capital Trust I,
             8.04%, 12/1/26                                           1,909
    3,500  GTE Corporation, 7.83%, 5/1/23                             3,432
    2,000  Highwoods Forsyth LP, 7.19%, 6/15/04                       2,005
           International Lease Finance Corporation,
    1,500    8.375%, 12/15/04                                         1,619
    2,000  Lockheed Martin Corporation, 7.875%, 3/15/23               1,947
           May Department Stores Company (The),
    1,000    7.625%, 8/15/13                                          1,066
    2,000  MBNA America Bank, N.A., 7.750%, 9/15/05                   2,046
    2,100  NationsBank Capital Trust IV, 8.25%, 4/15/27               2,128
    2,000  Northern Illinois Gas Company,
             7.26%, 10/15/25                                          1,883
    2,000  Ohio National Life Insurance Company,
             8.875%, 7/15/04                                          2,159
    1,000  Penney (J.C.) Co., Inc., 7.65%, 8/15/16                      691

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

Principal Amount                                              Market Value
 (in thousands)                                              (in thousands)
----------------                                             --------------

           CORPORATE BONDS 42.3% (CONT.)
  $ 1,000  Penney (J.C.) Co., Inc., 7.95%, 4/1/17                 $     686
    1,017  Philip Morris Companies, Inc., 7.125%,
             8/15/02                                                  1,039
    1,000  Post Apartment Homes LP, 7.30%, 4/1/04                     1,035
    2,000  Procter & Gamble Company, 7.375%, 3/1/23                   2,012
    3,000  Safeway, Inc., Medium Term Note,
             8.57%, 4/1/03                                            3,170
      725  Sears, Roebuck & Company, 8.66%, 10/2/06                     790
    1,000  Spieker Properties, Inc., 7.35%, 12/1/17                     920
    3,000  TRW Inc., 8.75%, 5/15/06                                   3,190
    2,000  Wells Fargo & Company, 7.96%, 12/15/26                     1,954
                                                                   --------
                                                                     54,228
                                                                   --------

           INTERNATIONAL  7.4%
    3,700  ABN-AMRO Bank NV, New York, 7.75%, 5/15/23                 3,930
    1,000  Koninklijke Philips Electronics NV,
             8.375%, 9/15/06                                          1,058
    4,500  Zurich Capital Trust, 8.376%, 6/1/37                       4,500
                                                                   --------
                                                                      9,488
                                                                   --------

           U.S. GOVERNMENT AGENCY-BACKED
           MORTGAGE ISSUES  14.3%
           Federal Home Loan Mortgage Corporation (FHLMC):
           Real Estate Mortgage Investment Conduit
             (REMIC):
      670    Series 1360, Class PK, 10.00%, 12/15/20                    697
    2,000    Series 1378, Class H, 10.00%, 1/15/21                    2,130
      371    Series 1255, Class G, 7.50%, 7/15/21                       373
    1,419    Series 62, Class B, 7.50%, 5/20/24                       1,443
           Federal Home Loan Mortgage Corporation
             (FHLMC):
      292    9.00%, 5/1/21                                              312
      647    8.50%, 6/1/24                                              687
           Federal National Mortgage Association (FNMA)
           Real Estate Mortgage Investment Conduit (REMIC):
      206    Series 1989-54, Class E, 8.40%, 8/25/19                    216
      466    Series 1990-63, Class H, 9.50%, 6/25/20                    499
           Federal National Mortgage Association (FNMA):
      169    7.00%, 11/1/06                                             173
      201    7.50%, 4/1/07                                              205
    1,160    8.00%, 4/1/20                                            1,203
    1,945    8.00%, 2/1/30                                            2,015
           Government National Mortgage
             Association (GNMA)
           Real Estate Mortgage Investment Conduit
             (REMIC),
    4,000    Series 1996-20, Class C, 7.50%, 5/16/23                  4,133
           Government National Mortgage Association
             (GNMA):
       64    9.00%, 7/15/16                                              68
      163    9.00%, 1/15/22                                             175
      268    8.00%, 11/20/26                                            276
      429    7.50%, 12/15/26                                            440
      850    7.50%, 2/20/27                                             867
    2,489    6.50%, 12/20/28                                          2,463
                                                                   --------
                                                                     18,375
                                                                   --------

           Total Long-Term Investments (Cost $83,990)                82,092
                                                                   --------

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

Number of Shares                                               Market Value
 (in thousands)                                              (in thousands)
----------------                                             --------------

           SHORT-TERM INVESTMENT  0.4%
           Investment Company  0.4%
      463  First American Prime Obligations Fund                $       463
                                                                   --------

           Total Short-Term Investment (Cost $463)                      463
                                                                   --------

           Total Investments (Cost $127,246)  98.7%                 126,491
                                                                   --------

           Other Assets, less Liabilities  1.3%                       1,614
                                                                   --------

           TOTAL NET ASSETS  100.0%                                $128,105
                                                                   ========

(LOGO) FIRSTAR FUNDS

TAX-EXEMPTINTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

Principal Amount                                              Market Value
 (in thousands)                                              (in thousands)
----------------                                             --------------

           LONG-TERM INVESTMENTS  94.1%
           MUNICIPAL BONDS  94.1%
           ALABAMA  1.2%
           Anniston, Alabama Regional Medical
             Center Board Project, 8.00%,
  $ 1,400    7/01/11, Escrowed
               to Maturity                                         $  1,721
                                                                   --------

           ALASKA  1.1%
           Alaska State Housing Finance Corporation,
    1,465    6.375%, 12/01/12, Prerefunded 12/01/02                   1,555
                                                                   --------

           ARIZONA  13.8%
           Arizona Health Facilities Hospital Revenue,
    1,800    7.25%, 11/01/14, Prerefunded 11/01/03                    1,960
           Arizona State Municipal Funding Program,
    1,500    8.75%, 8/01/07, Escrowed to Maturity                     1,875
           Arizona State Transportation Board
             Highway Revenue,
    5,000    Series B, 8.00%, 7/01/05                                 5,778
           Maricopa County, Arizona Elementary
             School District
             No. 068, Alhambra,
    2,500    5.625%, 7/01/13, Partially
             Prerefunded 7/01/03                                      2,631
           Phoenix, Arizona Street & Highway Users,
             Partially Prerefunded 7/01/02, Remainder
             Escrowed to Maturity:
    1,000    6.50%, 7/01/09                                           1,047
    4,700    6.25%, 7/01/11                                           4,915
           Scottsdale, Arizona Water and Sewer,
    1,290    7.00%, 7/01/06                                           1,465
                                                                    -------
                                                                     19,671
                                                                    -------

           CALIFORNIA  0.6%
           San Marcos, California Certificates
             of Participation,
             Principal Only,
    1,085    0.00%, 2/15/06, Escrowed to Maturity                       890
                                                                    -------

           COLORADO  2.2%
           Fruita, Colorado,
      485    9.25%, 4/01/03, Escrowed to Maturity                       526
           Jefferson County, Colorado,
             School District No. R-001
    1,000    5.25%, 12/15/11, Callable on
             12/15/08 @ 101                                           1,050
           Loveland, Colorado, Water
             Utility Improvements,
    1,365    8.875%, 11/01/05, Escrowed to Maturity                   1,577
                                                                   --------
                                                                      3,153
                                                                   --------

           DELAWARE  3.2%
           Delaware State Economic Development Authority,
             Gilpin Hall Project, First Mortgage,
    2,800    7.625%, 7/01/25, Prerefunded 7/01/05                     3,243
           Delaware State Health Facilities
             Authority Revenue,
    1,265    7.00%, 10/01/15, Prerefunded
             to Various Dates                                         1,381
                                                                   --------
                                                                      4,624
                                                                   --------


Principal Amount                                               Market Value
 (in thousands)                                              (in thousands)
----------------                                             --------------

           GEORGIA  0.8%
           Fulco, Georgia Hospital Authority
             Anticipation Certificates,
  $ 1,090    6.25%, 9/01/13, Prerefunded 9/01/02                   $  1,151
                                                                   --------

           HAWAII  0.8%
           Hawaii State Ref, Series CI, PM:
      500    4.10%, 11/01/01                                            502
           Hawaii State Highway Revenue,
      600    4.80%, 7/01/03, Escrowed to Maturity                       616
                                                                   --------
                                                                      1,118
                                                                   --------

           ILLINOIS  19.3%
           Bolingbrook, Illinois, Principal Only,
    1,080    0.00%, 1/01/05                                             932
           Chicago, Illinois,  Equipment,
    5,000    5.60%, 1/01/06                                           5,304
           Chicago, Illinois, Project & Ref PM:
    1,000    5.50%,1/01/13                                            1,053
           Cook County, Illinois Cicero
             School District,
    1,000    8.50%, 12/01/04                                          1,152
           Cook County, Illinois Niles Twp.
             School District,
             Principal Only,
    1,560    0.00%, 12/01/07                                          1,164
           Du Page County, Illinois Forest
             Preservation District,
      500    5.90%, 11/01/01                                            507
           Elgin, Illinois,
    2,990    7.25%, 1/01/04                                           3,248
           Granite, Illinois Single Family
             Mortgage Revenue,
      925    7.75%, 10/01/11, Escrowed to Maturity                    1,083
           Hodgkins, Illinois,
    1,100    9.50%, 12/01/09, Prerefunded 12/01/01                    1,177
           Illinois Health Facilities Authority Revenue,
             Evangelical - A,
    1,320    6.75%, 4/15/12, Escrowed to Maturity                     1,510
           Illinois Health Facilities Authority Revenue,
             Memorial Hospital,
    1,000    7.25%, 5/01/22, Prerefunded 5/01/02                      1,060
           Illinois State Certificates of Participation,
    1,000    6.00%, 7/01/06                                           1,085
           Illinois State Toll Highway Authority,
             Series A,
             Toll Highway Priority Revenue,
      750    4.75%, 1/01/02                                             758
           Lake County, Illinois, School District 112,
    1,415    9.00%, 12/01/05                                          1,706
           Regional Transportation Authority,
             Illinois, Series B,
    1,000    6.00%, 6/01/07, Prerefunded 6/01/04                      1,085
           Springfield, Illinois Electric Revenue:
    1,000    6.00%, 3/01/04                                           1,057
    1,050    6.00%, 3/01/06                                           1,134
           University of Illinois,
    1,005    6.10%, 10/01/03, Escrowed to Maturity                    1,065

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

TAX-EXEMPT INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

Principal Amount                                              Market Value
 (in thousands)                                              (in thousands)
----------------                                              -------------

           ILLINOIS  19.3% (CONT.)
           Will County, Illinois Community
             School District #365,
             Principal Only,
  $ 1,685    0.00%,  11/01/05                                      $  1,396
                                                                   --------
                                                                     27,476
                                                                   --------

           INDIANA  2.6%
           Indiana Transportation Financial Authority,
    2,000    5.75%, 6/01/12                                           2,171
           Muncie, Indiana School Building Corporation,
      500    4.95%, 1/15/02                                             506
           St. Joseph County, Indiana Hospital Authority,
             Memorial Health Systems, Series A,
    1,000    4.75%, 8/15/12, Callable on 2/15/08 @ 101                  985
                                                                   --------
                                                                      3,662
                                                                   --------

           IOWA  0.3%
           Ottumwa, Iowa Community School District,
      425    5.10%, 6/01/01                                             426
                                                                   --------

           KANSAS  1.3%
           Emporia, Kansas Sewer System,
    1,165    6.25%, 11/15/07, Escrowed to Maturity                    1,324
           Kansas State Department of Transportation,
             Highway Revenue,
      500    5.50%, 9/01/10                                             539
                                                                   --------
                                                                      1,863
                                                                   --------

           KENTUCKY  2.1%
           Kentucky State Turnpike Authority Revenue,
    1,400    7.20%, 7/01/09, Escrowed to Maturity                     1,596
           Louisville, Kentucky Water & Sewer Revenue,
    1,250    6.00%, 11/15/07, Escrowed to Maturity                    1,384
                                                                   --------
                                                                      2,980
                                                                   --------

           LOUISIANA  1.4%
           Louisiana Public Facilities Authority
             Hospital Revenue,
    1,915    7.25%, 10/01/22, Prerefunded 10/01/02                    2,052
                                                                   --------

           MAINE  0.6%
           Maine Municipal Bond Bank, Series A,
      800    4.90%, 11/01/02                                            819
                                                                   --------

           MASSACHUSETTS  2.9%
           Massachusetts State, Series A,
    3,000    5.125%, 1/01/16, Callable on
             1/01/11 @ 100                                            3,011
           Massachusetts State Port Authority
             Revenue, Series A,
    1,000    5.75%, 7/01/12                                           1,087
                                                                   --------
                                                                      4,098
                                                                   --------

Principal Amount                                              Market Value
 (in thousands)                                              (in thousands)
----------------                                             --------------

           MICHIGAN  2.1%
           Detroit, Michigan Water Supply System,
  $ 1,000    6.25%, 7/01/12, Prerefunded 7/01/02                   $  1,050
           Eaton Rapids, Michigan Public Schools,
    1,000    5.375%, 5/01/07, Callable on 5/01/04 @ 101               1,057
           Kent County, Michigan Building Authority,
      800    4.50%, 12/01/01                                            807
                                                                   --------
                                                                      2,914
                                                                   --------

           MINNESOTA  3.4%
           Duluth, Minnesota, Series A,
      365    4.65%, 2/01/02                                             369
           Minneapolis, Minnesota Hospital
             and Rehabilitation St. Marys Hospital,
    1,210    10.00%, 6/01/13, Escrowed to Maturity                    1,592
           St. Paul, Minnesota, Port Authority Hotel,
    2,335    8.05%, 8/01/21, Prerefunded 8/01/08                      2,859
                                                                   --------
                                                                      4,820
                                                                   --------

           NEVADA  2.2%
           Nevada State Capital Improvements,
    3,000    5.25%, 6/01/11                                           3,111
                                                                   --------

           NEW JERSEY  0.6%
           New Jersey State Turnpike Authority Revenue,
      820    6.75%, 1/01/09, Escrowed to Maturity                       889
                                                                   --------

           NEW MEXICO  2.2%
           Farmington, New Mexico Power Revenue Bonds,
    2,645    9.875%, 1/01/13, Prerefunded 7/01/05                     3,174
                                                                   --------

           NEW YORK  0.7%
           New York State Environmental
             Facilities Corporation,
             Clean Water & Drinking Water
             Revolving Funds, Series A, 5.05%,
    1,000    1/15/13, Callable on 7/15/08 @ 102                       1,023
                                                                   --------

           NORTH CAROLINA  0.7%
           North Carolina Medical Care
             Community Hospital Revenue, Pitt County
             Memorial Hospital, Series A,
    1,000    4.00%, 12/01/01                                          1,005
                                                                   --------

           OHIO  0.8%
           Cleveland, Ohio Parking Facilities Revenue,
    1,125    8.10%, 9/15/22, Prerefunded 9/15/02                      1,216
                                                                   --------


                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

TAX-EXEMPTINTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

Principal Amount                                              Market Value
 (in thousands)                                              (in thousands)
----------------                                             --------------

           OKLAHOMA  2.7%
           Cherokee County, Oklahoma, Principal Only,
  $ 1,340    0.00%, 11/01/11, Escrowed to Maturity                $     783
           Oklahoma State Capital
             Improvements Authority,
             State Highway Capital Improvement Revenue,
    1,000    4.00%, 12/01/01                                          1,006
           Tulsa County, Oklahoma Home Finance
             Authority Single Family Mortgage Revenue,
    1,710    6.90%, 8/01/10, Escrowed to Maturity                     2,030
                                                                   --------
                                                                      3,819
                                                                   --------

           PENNSYLVANIA  1.7%
           Hazleton, Pennsylvania, Health
             Services Authority, 8.375%, 7/01/12,
      955    Prerefunded 1/01/03                                      1,042
           Philadelphia Hospitals Authority Revenue,
    1,150    9.875%, 7/01/10, Prerefunded 7/01/05                     1,410
                                                                   --------
                                                                      2,452
                                                                   --------

           RHODE ISLAND  0.6%
           Rhode Island State, Conservation Capital
             Development Loan, Series A,
      900    4.60%, 11/01/03, Callable on
             11/01/02 @ 102                                             922
                                                                   --------

           SOUTH DAKOTA  0.5%
           South Dakota State Building Authority,
             Building Revenue, Series A,
      640    5.00%, 9/01/02                                             654
                                                                   --------

           TENNESSEE  1.1%
           Metropolitan Government Nashville &
             Davidson County, Tennessee Water & Sewer,
             Principal Only,
    5,000    0.00%, 12/01/13, Prerefunded 12/01/02                    1,506
                                                                   --------

           TEXAS  10.9%
           Amarillo, Texas Independent School District,
    1,035    7.00%, 2/01/06                                           1,163
           Cypress-Fairbanks, Texas Independent
             School District,
    4,000    5.50%, 2/15/18                                           4,053
           Houston, Texas Airport Systems Revenue,
      950    8.20%, 7/01/05, Escrowed to Maturity                     1,035
           Plano, Texas Independent School District
    1,000    4.70%, 2/15/13, Callable on 2/15/08 @ 100                  983
           Texas State Refunding, Series A,
    5,650    6.00%, 10/01/05                                          6,112
           Texas State Turnpike Authority, Dallas,
    1,000    6.50%, 1/01/08                                           1,119
           University of Texas, Permanent
             University Fund,
    1,000    5.00%, 7/01/14, Callable on
             7/01/08 @ 100                                              998
                                                                   --------
                                                                     15,463
                                                                   --------



Principal Amount                                              Market Value
 (in thousands)                                              (in thousands)
----------------                                             --------------

           UTAH  0.9%
           Box Elder County, Utah School District,
 $    675    4.80%, 6/15/01                                       $     676
           North Davis County, Utah Sewer District,
      560    5.70%, 3/01/02                                             572
                                                                   --------
                                                                      1,248
                                                                   --------

           VERMONT  0.2%
           Vermont Municipal Bond Bank, Series 2,
      270    4.50%, 12/01/01                                            272
                                                                   --------

           VIRGINIA  2.2%
           Loudoun County, Virginia Public
    1,000    Improvements, Series A, 5.00%, 12/01/02                  1,026
           Peninsula Ports Authority Virginia
             Health Care Mary Immaculate Project,
    2,000    7.00%, 8/01/17, Prerefunded to
             8/01/04 & 8/01/06                                        2,104
                                                                   --------
                                                                      3,130
                                                                   --------

           WASHINGTON 5.7%
           King County, Washington School District
             No. 414, Lake Washington,
    1,000    5.00%, 12/01/08                                          1,044
           Seattle, Washington, Library Facilities,
    4,515    5.375%, 12/01/14                                         4,648
           Seattle, Washington, Municipal Light
      600    & Power Revenue, 4.80%, 5/01/02                            609
           Washington State, Series R-92A,
    1,500    6.30%, 9/01/02                                           1,530
           Washington State, Series R-92C,
      250    5.75%, 9/01/02                                             258
                                                                   --------
                                                                      8,089
                                                                   --------

           WISCONSIN 0.7%
           Wausau, Wisconsin School District,
    1,000    6.50%, 4/01/10, Prerefunded 4/01/02                      1,030
                                                                   --------

           Total Long-Term Investments (Cost $132,520)              133,996
                                                                   --------


                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

TAX-EXEMPTINTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

Number of Shares                                               Market Value
 (in thousands)                                              (in thousands)
-----------------                                            --------------

           SHORT-TERM INVESTMENT  4.0%
           Investment Company  4.0%
    5,690  First American Tax Free Obligations Fund              $    5,690
                                                                   --------

           Total Short-Term Investment (Cost $5,690)                  5,690
                                                                   --------

           Total Investments (Cost $138,210)  98.1%                 139,686
                                                                   --------

           Other Assets, less Liabilities  1.9%                       2,658
                                                                   --------

           TOTAL NET ASSETS   100.0%                               $142,344
                                                                   ========

           *Variable rate security

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

MISSOURI TAX-EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

Principal Amount                                              Market Value
 (in thousands)                                              (in thousands)
----------------                                             --------------

           LONG-TERM INVESTMENTS  96.8%
           MUNICIPAL BONDS  96.8%
           MISSOURI  90.0%
           Clay County, Public Building Authority,
           Leasehold Revenue, 5.125%, 5/15/14,
  $ 3,280    Callable on 5/15/08 @ 100                             $  3,323
           Clayton School District, G.O., 5.00%,
    3,325    3/01/17, Callable on 3/01/07 @ 101                       3,250
           Columbia, Water & Electrical Revenue,
             Series A, 6.125%, 10/01/12, Prerefunded
    1,000    on 10/01/02 @ 102                                        1,057
           Hazelwood School District, G.O., 5.85%,
    1,000    3/01/09, Callable on 3/01/04 @ 100                       1,050
           Jackson County School District, G.O.,
    2,000    4.85%, 3/01/13, Callable on 3/01/08 @ 100                2,011
           Jefferson City School District, Series A,
    1,000    6.70%, 3/01/11                                           1,151
           Kansas City School District Building,
             Capital Improvement Project, 5.00%,
             2/01/14, Callable on 2/01/04 @ 102
    2,230    (FGIC Insured)                                           2,239
           Kansas City School District Building,
             Capital Improvement Project, 5.15%, 2/01/08,
    2,415    Callable on 2/01/04 @ 102 (FGIC Insured)                 2,499
           Kansas City School District Building,
             Elementary Improvement Project, Series D,
             5.00%, 2/01/14, Callable on 2/01/04 @ 102
    1,000    (FGIC Insured)                                           1,004
           Kansas City School District Building,
             Series C, 5.375%, 7/01/05, Callable on
             7/01/03 @ 101
    1,000    (FGIC Insured)                                           1,040
           Kansas City Water Revenue, Series A,
    4,390    5.00%, 12/01/11, Callable on
             12/01/08 @ 101                                           4,542
           Kansas City Water Revenue, Series B,
    2,200    5.00%, 12/01/16, Callable on
             12/01/06 @ 101                                           2,193
           Kansas City, Series A, G.O., 5.25%,
    3,980    9/01/12, Callable on 3/01/08 @ 101                       4,140
           Mehlville School District No. 09, G.O.,
             6.00%, 2/15/13, Callable on 2/15/03 @ 102
    1,500    (MBIA Insured)                                           1,592
           Missouri Southern State College
             Revenue, 5.25%, 12/01/12, Prerefunded
      750    on 12/01/02 @ 100 (MBIA Insured)                           772
           Missouri State Board of Public Buildings,
    1,500    6.40%, 12/01/09, Callable on
             12/01/01 @100                                            1,519
           Missouri State Board of Public Buildings,
             State Office Building Special
             Obligation, Series A,
    5,000    5.125%, 5/01/26, Callable on 5/01/11 @ 100               4,853
           Missouri State Environmental Improvement
             & Energy Resources Authority,
             Water Pollution Control Revenue, Series A,
    1,000    6.45%, 7/01/08, Callable on 7/01/02 @ 102                1,047

Principal Amount                                              Market Value
 (in thousands)                                              (in thousands)
----------------                                             --------------

           MISSOURI  90.0% (CONT.)
           Missouri State Environmental Improvement
             & Energy Resources Authority,
             Water Pollution Control Revenue, Series A,
  $ 1,100    6.875%, 6/01/14, Callable on
             12/01/01 @ 102                                        $  1,138
           Missouri State Environmental Improvement
             & Energy Resources Authority,
             Water Pollution Control Revenue, Series A,
      500    6.55%, 7/01/14, Callable on 7/01/02 @ 102                  523
           Missouri State Environmental Improvement
             & Energy Resources Authority,
             Water Pollution Control Revenue, Series A,
    2,495    5.50%, 7/01/16, Callable on 7/01/10 @ 100                2,593
           Missouri State Environmental Improvement
             & Energy Resources Authority,
             Water Pollution Control Revenue, Series A,
    2,200    5.00%, 1/01/19, Callable on 7/01/08 @ 101                2,150
           Missouri State Environmental Improvement
             & Energy Resources Authority,
             Water Pollution Control Revenue, Series B,
    2,180    5.25%, 1/01/15, Callable on 1/01/09 @ 101                2,235
           Missouri State Environmental
             Improvement & Energy Resources
             Authority, Water Pollution Control
             Revenue, Series D, 5.875%, 1/01/15,
    1,000    Callable on 1/01/06 @ 101                                1,053
           Missouri State Environmental Improvement
             & Energy Resources Authority,
             Water Pollution Control Revenue, Series E,
    1,250    5.625%, 7/01/16, Callable on 7/01/06 @ 101               1,297
           Missouri State Health & Educational Facilities
             Authority, Health Facilities Revenue,
             Barnes-Jewish, Inc., Series A,
    2,500    5.25%, 5/15/21, Callable on 5/15/03 @ 200                2,413
           Missouri State Health & Educational Facilities
             Authority, Health Facilities Revenue,
             Bethesda Eye Institute, 6.625%, 11/01/09,
             Prerefunded on 11/01/01 @ 102
      600    (LOC-Credit Local de France)                               622
           Missouri State Health & Educational Facilities
             Authority, Health Facilities Revenue,
             BJC Health Systems, Series A,
    3,310    6.75%, 5/15/12                                           3,892
           Missouri State Health & Educational Facilities
             Authority, Health Facilities Revenue,
             Children's Mercy Hospital Projects,
             5.625%, 5/15/12, Callable on 5/15/03 @ 101
    1,200    (MBIA Insured)                                           1,230
           Missouri State Health & Educational Facilities
             Authority, Health Facilities Revenue,
             Freeman Hospital Project, Series A,
             5.375%, 2/15/14, Callable on 2/15/04 @ 102
    1,000    (FSA Insured)                                            1,016

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

MISSOURI TAX-EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

Principal Amount                                              Market Value
 (in thousands)                                              (in thousands)
----------------                                             --------------

           Missouri  90.0% (cont.)
           Missouri State Health & Educational
             Facilities Authority, Health
             Facilities Revenue, Nurshome Hospital,
  $ 3,105    5.00%, 5/15/28, Callable on 5/15/08 @ 101             $  2,900
           Missouri State Health & Educational
             Facilities Authority, Health
             Facilities Revenue, Sisters of Mercy
             Health System, Series A,
             6.25%, 6/01/15, Callable on 6/01/02 @ 102
      750    (MBIA Insured)                                             782
           Missouri State Health & Educational Facilities
             Authority, Health Facilities Revenue,
             SSM Health Care System, Series A,
             5.00%, 6/01/12, Callable on 6/01/08 @ 101
    1,500    (MBIA Insured)                                           1,524
           Missouri State Health & Educational
             Facilities Authority, Health Facilities
             Revenue, SSM Health Care System, Series A,
             5.00%, 6/01/18, Callable on 6/01/08 @ 101
    3,895    (MBIA Insured)                                           3,760
           Missouri State Health & Educational
             Facilities Authority, Health Facilities
             Revenue, SSM Health Care System, Series AA,
             6.25%, 6/01/16, Callable on 6/01/02 @ 102
    1,610    (MBIA Insured)                                           1,668
           Missouri State Health & Educational
             Facilities Authority, Health Facilities
             Revenue, SSM Health Care System, Series AA,
             6.25%, 6/01/16, Prerefunded on 6/01/02 @ 102
      390    (MBIA Insured)                                             411
           Missouri State Health & Educational Facilities
             Authority, Health Facilities Revenue,
             St. Luke's Health System, 5.10%, 11/15/13,
    2,000    Callable on 11/15/03 @ 102 (MBIA Insured)                2,016
           Missouri State Higher Education Loan
             Authority, Student Loan Revenue,
    1,000    Series A, 5.75%, 2/15/02                                 1,018
           Missouri State Highways & Transportation Road
             Revenue, Series A, 5.25%, 2/01/20,
    5,000    Callable on 2/01/11 @ 100                                5,011
           Missouri State Housing Development Revenue,
             6.60%, 7/01/24, Callable on 1/01/03 @ 100
      685    (FHA Insured)                                              696
           Missouri State Housing Development Revenue,
             Series B, 7.00%, 9/01/10, Callable on 9/01/01
      415    @ 102 (FHA Insured)                                        425
           Missouri State Housing Development Revenue,
      290    Series C, 6.90%, 7/01/18, Callable
             on 1/01/02 @ 102                                           298
           Missouri State Water Pollution Control
             Revenue, Series A, G.O., 5.75%, 8/01/12,
    1,000    Callable on 8/01/02 @ 100                                1,016
           Missouri State Water Pollution Control
             Revenue, Series A, G.O., 5.75%, 8/01/18,
    2,085    Callable on 8/01/06 @ 100                                2,155

Principal Amount                                              Market Value
 (in thousands)                                              (in thousands)
----------------                                             --------------

           MISSOURI  90.0% (CONT.)
           Missouri State, Fourth Street Building,
             Series A,
  $ 2,000    G.O., 5.40%, 8/01/09, Callable on
             8/01/06 @ 100$                                          $2,102
           Missouri State, Third Street Building,
             Series A,
    1,000    G.O., 5.25%, 8/01/08, Callable on
             8/01/02 @ 100                                            1,013
           Missouri Western State College Revenue,
             5.40%, 10/01/16,
             Callable on 10/01/03 @ 102
    1,000    (MBIA Insured)                                           1,013
           Missouri, Series A, G.O., 5.125%, 8/01/09,
    1,000    Callable on 8/01/02 @ 100                                1,010
           North Kansas City Hospital Revenue,
             5.00%, 11/15/28,
             Callable on 11/15/08 @ 101
    3,000    (AMBAC Insured)                                          2,817
           O'Fallon, G.O., 5.75%, 3/01/10,
      570    Callable on 3/01/02 @ 100 (MBIA Insured)                   573
           Sikeston Electric Revenue, 5.00%, 6/01/22,
    1,000    Callable on 6/01/06 @ 101 (MBIA Insured)                   961
           Sikeston Electric Revenue, 6.25%, 6/01/22,
    1,000    Prerefunded on 6/01/02 @ 102
             (MBIA Insured)                                           1,053
           Southeast Missouri Correctional
             Facilities Revenue,
      500    5.75%, 10/15/08, Callable on 10/15/01 @ 101                511
           Southeast Missouri Correctional
             Facilities Revenue,
      500    5.75%, 10/15/16, Callable on 10/15/02 @ 100                508
           Springfield School District No. R-12,
             Series A, G.O.,
             5.25%, 3/01/11, Callable on 3/01/03 @ 100
    2,000    (MBIA Insured)                                           2,025
           Springfield Water Works Revenue, Series A,
    2,000    5.60%, 5/01/23, Callable on
             5/01/03 @ 102                                            2,130
           St. Charles County Community College, G.O.,
             6.00%, 2/15/09, Callable on 2/15/02 @ 101
    1,000    (AMBAC Insured)                                          1,022
    3,250  St. Louis County, G.O., 5.00%, 2/01/12                     3,345
           St. Louis County, Series B, G.O., 5.50%,
             2/01/13,
    2,500    Callable on 2/01/03 @ 100                                2,564
           St. Louis County Industrial
             Development Authority,
             Health Facility Revenue,
             Lutheran Health Care
             Association, Series A, 7.375%, 2/01/14,
      800    Prerefunded on 2/01/02 @ 102                               840
           St. Louis County Industrial
             Development Authority,
             Pollution Control Revenue,
             Anheuser-Busch Co.
      400    Project, 6.65%, 5/01/16                                    459
           St. Louis County, Pattonville R-3
             School District, G.O., 6.25%, 2/01/10,
             Prerefunded on 2/01/02 @ 100
      750    (FGIC Insured)                                             767
           St. Louis County, Rockwood School
             District No. R-6,
    1,000    G.O., 5.00%, 2/01/04, Callable on
             2/01/02 @ 101                                            1,019
           St. Louis Public Safety, G.O.,
             5.125%, 2/15/17,
    4,185    Callable on 8/15/09 @ 100 (FGIC Insured)                 4,169
           St. Louis Water Revenue, 6.00%, 7/01/14,
      500    Prerefunded on 7/01/04 @ 102
             (FGIC Insured)                                             543
           St. Peters, G.O., 5.80%, 1/01/09,
    1,740    Prerefunded on 1/01/02 @ 102                             1,805

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

MISSOURI TAX-EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

Principal Amount                                             Market Value
 (in thousands)                                             (in thousands)
----------------                                            --------------

           MISSOURI  90.0% (CONT.)
           St. Peters, G.O., 5.85%, 1/01/13,
  $ 1,065    Prerefunded on 1/01/02 @ 102                          $  1,105
           University City Industrial Development
             Authority, Multi-family Housing
             Revenue, Series A, 5.95%,
    1,400    12/20/25, Callable on 12/20/05 @ 102                     1,435
           University Health Facilities Revenue,
             University of Missouri Health System,
             Series A, 5.60%, 11/01/26,
    5,000    Callable on 11/01/06 @ 102 (AMBAC Insured)               5,036
           University of Missouri Health Systems,
             Series A, 5.125%, 11/01/28,
             Callable on 11/01/08 @ 100
    4,000    (AMBAC Insured)                                          3,849
           University of Missouri, University Revenue,
    3,000    5.50%, 11/01/21, Callable on
             11/01/07 @ 101                                           3,042
           University of Missouri, University Revenue,
    2,000    5.50%, 11/01/23, Callable on
             11/01/03 @ 101                                           2,017
           University of Missouri, University Revenue,
    5,000    5.80%, 11/01/27, Callable on
             11/01/07 @ 101                                           5,172
           Wentzville School District No. R-4, G.O.,
             5.10%, 3/01/18, Callable on 3/01/08 @ 100
    3,000    (FSA Insured)                                            2,963
                                                                   --------
                                                                    139,992
                                                                   --------

           PUERTO RICO  6.8%
           Puerto Rico Commonwealth, G.O.,
             6.45%, 7/01/17,
      500    Prerefunded on 7/01/04 @ 101.5                             549
           Puerto Rico Commonwealth, Series A, G.O.,
    1,000    6.00%, 7/01/06, Callable on
             7/01/02 @ 101.5                                          1,036
           Puerto Rico Municipal Finance Agency,
    3,000    5.50%, 8/01/23, Callable on
             8/01/09 @ 100                                            3,085
           Puerto Rico Public Buildings Authority,
             Public Education and Health Facilities
             Revenue, Series B,
             5.00%, 7/01/27, Callable on 7/01/07 @ 101.5
    4,000    (AMBAC Insured)                                          3,870
           Puerto Rico Public Building Authority,
             Public Education and Health Facilities
             Revenue, Series M,
    2,000    5.50%, 7/01/21, Callable on
             7/01/03 @ 101.5                                          2,063
                                                                   --------
                                                                     10,603
                                                                   --------

           Total Long-Term Investments (Cost $147,610)              150,595
                                                                   --------



   Number
  of Shares                                                    Market Value
(in thousands)                                               (in thousands)
--------------                                               --------------

           SHORT-TERM INVESTMENT  4.5%
           Investment Company  4.5%
    6,977  First American Tax Free Obligations Fund              $    6,977
                                                                   --------

           Total Short-Term Investment (Cost $6,977)                  6,977
                                                                   --------

           Total Investments (Cost $154,587)  101.3%                157,572
                                                                   --------

           Liabilities, less Other Assets  (1.3%)                    (1,955)
                                                                   --------

           TOTAL NET ASSETS  100.0%                                $155,617
                                                                   ========

           AMBAC - AMBAC Indemnity Corp.
           FGIC - Financial Guaranty Insurance Corp.
           FHA - Federal Housing Administration
           FSA - Financial Securities Assurance, Inc.
           G.O. - General Obligation
           LOC - Letter of Credit
           MBIA - Municipal Bond Insurance Association

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

NATIONAL MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

Principal Amount                                              Market Value
 (in thousands)                                              (in thousands)
----------------                                             --------------

           LONG-TERM INVESTMENTS  95.5%
           Municipal Bonds  95.5%
           Alabama  1.5%
           Alabama Water Pollution Control Authority,
             Revolving Fund Loan, 6.70%, 8/15/06,
  $ 1,750    Callable on 8/15/01 @ 100
             (AMBAC Insured)                                       $  1,763
           Alabama Water Pollution Control Authority,
             Revolving Fund Loan, Series B, 5.50%,
    1,855    8/15/12, Callable on 8/15/06 @ 100
             (AMBAC Insured)                                          1,920
           Bessemer, Alabama Water Revenue,
             Series A, 5.75%, 7/01/16, Callable on
    2,500    7/01/06 @ 102 (AMBAC Insured)                            2,599
                                                                   --------
                                                                      6,282
                                                                   --------

           ALASKA  1.6%
           Alaska Energy Authority Power Revenue,
             Bradley Lake, Third Series, 6.00%, 7/01/10
    1,000    (FSA Insured)                                            1,105
           Alaska Energy Authority Power Revenue,
             Bradley Lake, Third Series, 6.00%, 7/01/11
    4,040    (FSA Insured)                                            4,486
           Alaska State Housing Finance Corp.,
             Series A, 5.70%, 12/01/11, Callable on
    1,000    12/01/05 @102 (MBIA Insured)                             1,044
                                                                   --------
                                                                      6,635
                                                                   --------

           ARIZONA  1.2%
           Arizona State Transportation Board Highway
             Revenue, 6.00%, 7/01/12, Callable on
    4,580    7/01/09 @ 100                                            5,026
                                                                   --------

           CALIFORNIA  1.2%
           San Francisco Bay Area Rapid Transit Tax
             Revenue, 5.25%, 7/01/17, Callable on
    5,000    7/01/08 @ 101                                            5,059
                                                                   --------

           COLORADO  3.5%
           Adams County School District No. 012, G.O.,
             5.40%, 12/15/13, Callable on 12/15/07 @ 101
    6,655    (FGIC Insured)                                           6,929
           Colorado Post-Secondary Educational
             Facilities Authority Revenue, Auraria
             Foundation Project, 5.75%, 9/01/10,
    1,250    Callable on 9/01/05 @ 100 (FSA Insured)                  1,310
           Colorado Springs, Utilities Revenue, System
             Improvement, Series A, 5.25%, 11/15/22,
    6,160    Callable on 11/15/07 @ 100                               6,043
                                                                   --------
                                                                     14,282
                                                                   --------

           CONNECTICUT  1.1%
           Connecticut State, Clean Water Foundation
             Revenue, 5.25%, 3/01/20, Callable on
    4,360    3/01/08 @ 101                                            4,382
                                                                   --------


Principal Amount                                             Market Value
 (in thousands)                                              (in thousands)
----------------                                             --------------

           DISTRICT OF COLUMBIA  1.6%
           District of Columbia Revenue, Association
             of American Medical Colleges, Series A,
             5.375%, 2/15/17, Callable on 8/15/07 @ 102
  $ 1,350    (AMBAC Insured)                                       $  1,364
           District of Columbia Water & Sewer
             Authority Revenue, 5.50%, 10/01/18,
    5,000    Callable on 4/01/09 @ 160 (FSA Insured)                  5,129
                                                                   --------
                                                                      6,493
                                                                   --------

           FLORIDA  4.6%
           Florida State Department of Environmental
             Preservation 2000, General Services
             Revenue, Series A, 5.50%, 7/01/13,
    5,000    Callable on 7/01/06 @ 101 (MBIA Insured)                 5,230
           Florida State Department of Transportation,
             Alligator Alley Revenue, 5.125%, 7/01/13,
    1,280    Callable on 7/01/07 @ 101 (FGIC Insured)                 1,306
           Florida State Department of Transportation,
             G.O., 5.25%, 7/01/17,
    5,525    Callable on 7/01/06 @101                                 5,547
           Orlando & Orange County, Florida Expressway
             Authority, 5.375%, 7/01/08, Callable on
    1,500    7/01/03 @ 102 (AMBAC Insured)                            1,563
           Palm Beach County, Park & Recreational
             Facilities Revenue, 5.25%, 11/01/16,
    5,000    Callable on 11/01/06 @ 102 (FSA Insured)                 5,043
                                                                   --------
                                                                     18,689
                                                                   --------

           HAWAII  3.2%
           Hawaii State, Series CN, G.O.,
             5.50%, 3/01/14, Callable on 3/01/07 @ 102
    8,000    (FGIC Insured)                                           8,288
           Hawaii State, Series CR, G.O., 5.00%,
             4/01/16, Callable on 4/01/08 @ 101
    5,000   (MBIA Insured)                                           4,937
                                                                   --------
                                                                     13,225
                                                                   --------

           ILLINOIS  11.9%
           Bolingbrook, Illinois Residential Mortgage
    1,080    Revenue, 7.50%, 8/01/10 (FGIC Insured)                   1,236
           Chicago, Illinois, Series A, G.O.,
    1,100    5.375%, 1/01/13 (MBIA Insured)                           1,146
           Chicago, Illinois Park District,
             G.O., 5.60%, 1/01/14
    2,000    Callable on 1/01/07 @ 101 (MBIA Insured)                 2,076
           Cook County, Illinois, Series A, G.O.,
    9,090    6.25%, 11/15/12 (MBIA Insured)                          10,244
           Cook County, Illinois Community School
             District No. 097, Oak Park, Series B, G.O.,
    2,235    9.00%, 12/01/11 (FGIC Insured)                           3,015
           Cook County, Illinois School District
             No. 123, Oak Lawn, G.O., 6.20%, 12/01/08
    1,000    (FSA Insured)                                            1,112
           Illinois Health Facilities Authority Revenue,
             Advocate Health, Series A, 5.80%, 8/15/16,
    2,500    Callable on 8/15/07 @ 102 (MBIA Insured)                 2,597


                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

NATIONAL MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

Principal Amount                                             Market Value
 (in thousands)                                             (in thousands)
----------------                                            --------------

           ILLINOIS  11.9% (CONT.)
           Illinois State, G.O., 5.25%, 2/01/13,
  $ 8,400    Callable on 2/01/07 @ 101 (FGIC Insured)              $  8,582
           Illinois State, G.O., 6.10%, 2/01/17,
    2,225    Callable on 2/01/05 @ 102 (MBIA Insured)                 2,348
           Illinois State, G.O., 5.75%, 5/01/21,
    1,410    Callable on 5/01/06 @ 102 (MBIA Insured)                 1,450
           Mc Henry County, Illinois Community Unit
             School District No. 200, Woodstock,
             Series A, G.O., 5.85%, 1/01/16,
             Callable on 1/01/08 @ 100,
    2,400    Partially Prerefunded (FSA Insured)                      2,621
           Northern Illinois University Revenue,
             Auxiliary Facilities Systems, 5.70%,
             4/01/16, Callable on 4/01/07 @ 100
    1,000    (FGIC Insured) Callable on 10/01/09 @ 102                1,026
           St. Clair County, Illinois, G.O., 6.00%,
    2,020    10/01/11, (FGIC Insured)                                 2,242
           Will County, Illinois Forest Preservation
             District, G.O., 6.00%, 12/01/06,
    2,500    Callable on 12/01/02 @ 100
             (AMBAC Insured)                                          2,574
           Will County, Illinois Forest Preservation
             District, Series A, G.O., 6.00%, 12/01/10
    5,805    (FGIC Insured)                                           6,417
                                                                   --------
                                                                     48,686
                                                                   --------

           INDIANA  2.1%
           Crown Point, Indiana, Multi-School
             Building Corp., First Mortgage, 7.875%,
    2,630    1/15/06 (MBIA Insured)                                   3,054
           Indiana Transportation Finance Authority,
             Airport Facilities Lease Revenue, Series A,
    2,000    5.00%, 11/01/07 (AMBAC Insured)                          2,090
           Indiana Transportation Finance Authority,
             Highway Revenue, Series A, 5.75%,
    3,185    6/01/12 (AMBAC Insured)                                  3,456
                                                                   --------
                                                                      8,600
                                                                   --------

           IOWA  0.3%
           Muscatine, Iowa Electric Revenue,
           6.70%, 1/01/13, Callable on 7/01/01 @ 100,
    1,000   Escrowed to Maturity                                      1,142
                                                                   --------

           KENTUCKY  0.6%
           Jefferson County, Kentucky Health Facilities
             Revenue, University Medical
             Center, 5.50%, 7/01/17,
    2,500    Callable on 7/01/07 @ 101 (MBIA Insured)                 2,534
                                                                   --------

           LOUISIANA  1.9%
           Baton Rouge, Louisiana Sales & Use Tax,
             Public Improvements, Series A,
             5.25%, 8/01/15, Callable on 8/01/08
    2,030    @ 101.5 (FGIC Insured)                                   2,053
           Jefferson Parish, Louisiana Drain Sales Tax
    1,000    Revenue, 5.00%, 11/01/11 (AMBAC Insured)                 1,032

Principal Amount                                              Market Value
 (in thousands)                                              (in thousands)
----------------                                             --------------

           LOUISIANA  1.9% (CONT.)
           Jefferson Parish, Louisiana Home Mortgage
             Authority, Single Family Mortgage Revenue,
             7.10%, 8/01/11, Callable on 8/01/01 @ 100,
  $ 1,000    Escrowed to Maturity (FGIC Insured)                   $  1,201
           Lafayette, Louisiana Public Improvement
    1,000    Sales Tax, Series B, 7.00%, 3/01/08
             (FGIC Insured)                                           1,153
           Louisiana Public Facilities Authority Revenue,
             Tulane University of Louisiana, Series A-1,
             5.10%, 11/15/14, Callable on 11/15/07 @ 102
    1,500    (MBIA Insured)                                           1,508
           Terrebonne Parish, Louisiana Hospital Services
             District No. 1, Hospital Revenue, Terrebonne
             General Medical Center, 5.25%, 4/01/14,
    1,000    Callable on 4/01/08 @ 102 (AMBAC Insured)                1,009
                                                                   --------
                                                                      7,956
                                                                   --------

           MAINE 1.0%
           Maine Municipal Bond Bank, Series D,
             5.35%, 11/01/17, Callable on 11/01/07 @ 101
    4,000    (AMBAC Insured)                                          4,041
                                                                   --------

           Massachusetts  5.6%
           Martha's Vineyard, Massachusetts Land
             Bank Revenue, Series A, 5.125%, 5/01/18,
    1,000    Callable on 5/01/08 @ 102 (FSA Insured)                    986
           Massachusetts Bay Transportation Authority,
             Series A, 5.00%, 3/01/12, Callable on
    5,795    3/01/07 @ 101 (FGIC Insured)                             5,904
           Massachusetts Bay Transportation Authority,
             Series A, 5.125%, 3/01/17, Callable on
    6,165    3/01/07 @ 101 (FGIC Insured)                             6,147
           Massachusetts State Water Pollution
             Abatement Trust, Series 3, 5.625%, 2/01/15,
    7,115    Callable on 2/01/07 @ 101                                7,411
           Massachusetts State Water Reserve Authority,
             Series A, 5.40%, 11/01/11, Prerefunded on
    2,500    11/01/06 @ 101 (FGIC Insured)                            2,698
                                                                   --------
                                                                     23,146
                                                                   --------

           MICHIGAN  2.0%
           Dearborn, Michigan Economic Development
             Corporation, Hospital Revenue, Oakwood
             Obligation Group, Series A, 5.75%, 11/15/15,
    2,450  Callable on 11/15/05 @ 102 (FGIC Insured)                  2,545
             Haslett, Michigan
           Public School District, G.O.,
             5.70%, 5/01/16, Prerefunded on 5/01/07 @ 100
    1,200    (MBIA Insured)                                           1,300
           Lanse Creuse, Michigan Public Schools, G.O.,
             5.25%, 5/01/16, Callable on 5/01/07 @100
    1,000    (AMBAC Insured)                                          1,008

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

NATIONAL MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

Principal Amount                                               Market Value
 (in thousands)                                               (in thousands)
----------------                                              --------------

           MICHIGAN  2.0% (CONT.)
           Richmond, Michigan Community School
             District, G.O., 5.60%, 5/01/18,
             Prerefunded on 5/01/06 @ 100
  $ 1,065    (AMBAC Insured)                                       $  1,143
           Ypsilanti, Michigan School District, G.O.,
             5.60%, 5/01/12, Prerefunded on
    2,000    5/01/07 @ 100 (FGIC Insured)                             2,157
                                                                   --------
                                                                      8,153
                                                                   --------

           MINNESOTA  4.0%
           Minnesota State, G.O., 4.90%, 8/01/14,
    5,000    Callable on 8/01/07 @ 100                                4,993
           Monticello Independent School District No.
             882, G.O., 5.40%, 2/01/15, Callable on
    6,000    2/01/06 @ 100                                            6,296
           Rochester Health Care Facilities, Mayo
             Foundation, Series A, 5.375%, 11/15/18,
    5,000    Callable on 5/15/08 @ 101                                5,050
                                                                   --------
                                                                     16,339
                                                                   --------

           MISSISSIPPI  1.8%
           Mississippi State, Series A, G.O., 5.125%,
    6,835    7/01/14, Callable on 7/01/07 @ 100                       7,209
                                                                   --------

           MONTANA  0.6%
           Montana State Health Facilities
             Authority Revenue,
             Sisters of Charity, Leavenworth,
             5.125%, 12/01/18, Callable on 6/01/08 @ 101
    2,550    (MBIA Insured)                                           2,479
                                                                   --------

           NEBRASKA  0.3%
           Omaha, Nebraska Public Power District,
             Electric Revenue, Series B, 6.00%, 2/01/07,
    1,000    Escrowed to Maturity                                     1,097
                                                                   --------

           NEVADA  6.2%
           Clark County Flood Control, Series F, G.O.,
             5.00%, 11/01/12,
             Callable on 11/01/08 @ 101
    6,460    (FGIC Insured)                                           6,568
           Clark County, Nevada School District, G.O.,
             5.75%, 6/15/10, Prerefunded on
    2,500    6/15/06 @ 101 (FGIC Insured)                             2,722
           Clark County, Nevada School District,
             Series A, G.O., 5.80%, 6/15/11,
    2,500    Prerefunded on 6/15/05 @ 101 (MBIA Insured)              2,705
           Clark County, Nevada School District,
             Series B, G.O., 5.50%, 6/15/11,
    5,000    Callable on 6/15/07 @ 101 (FGIC Insured)                 5,264
           Nevada State, 5.00%, 5/15/15, Callable on
    6,745    5/15/08 @ 100                                            6,683
           Washoe County, Nevada School District,
             Series A, G.O., 5.75%, 6/01/11,
             Prerefunded on  6/01/04 @ 101
    1,500   (MBIA Insured)                                            1,602
                                                                   --------
                                                                     25,544
                                                                   --------

Principal Amount                                              Market Value
 (in thousands)                                              (in thousands)
----------------                                             --------------

           NEW JERSEY  3.1%
           Camden County, Municipal Utilities Authority
             Sewer Revenue, Series C, G.O., 5.10%,
  $ 5,000    7/15/12, Callable on 7/15/08 @ 101                    $  5,118
           New Jersey State Transportation System,
             Series A, 5.00%, 6/15/14, Callable on
    7,500    6/15/08 @ 100                                            7,539
                                                                   --------
                                                                     12,657
                                                                   --------

           NEW YORK  1.2%
           New York State Thruway Authority, Series A,
             5.25%, 4/01/14, Callable on 4/01/07 @ 102
    5,000    (AMBAC Insured)                                          5,124
                                                                   --------

           NORTH DAKOTA  1.3%
           Fargo Water Revenue, 5.125%, 1/01/17,
    5,250    Callable on 1/01/08 @ 100 (MBIA Insured)                 5,196
                                                                   --------

           OHIO  5.4%
           Clermont County, Ohio, G.O., 6.00%, 5/15/07,
    2,555    Callable on 5/15/02 @ 102 (AMBAC Insured)                2,652
           Cleveland, Ohio Waterworks Revenue,
             Series H, 5.75%, 1/01/16, Prerefunded on
    2,460    1/01/06 @ 102 (MBIA Insured)                             2,688
           Columbus, Ohio Sewer Revenue,
    1,000    6.25%, 6/01/08, Callable on 6/01/02 @ 102                1,041
           Greater Cleveland Regional Transportation
             Authority, Ohio, G.O., 5.65%, 12/01/16,
             Prerefunded on 12/01/06 @ 101
    3,500    (FGIC Insured)                                           3,823
           Hamilton County, Ohio, Hospital Facilities
             Revenue, Children's Hospital Medical Center,
    1,000    Series F, 5.20%, 5/15/09 (FGIC Insured)                  1,041
           Montgomery County, Ohio Water Revenue,
             Greater Moraine-Beavercreek, 6.25%,
             11/15/12, Callable on 11/15/02 @ 102
    2,000    (FGIC Insured)                                           2,090
           Ohio State Building Authority,
             Adult Correctional Facility, 5.70%,
             10/01/06, Callable on 10/01/04
    1,000    @ 102 (MBIA Insured)                                     1,069
           Ohio State Building Authority,
             State Facility, Administration
              Building Fund, Series A, 6.00%,
             10/01/08, Callable on 10/01/04 @ 102
    1,000    (MBIA Insured)                                           1,067
           Ohio State Building Authority,
             State Facility, Administration
             Building Fund, Series A, 6.00%, 10/01/09,
             Callable on 10/01/04 @ 102
    1,225    (MBIA Insured)                                           1,302
           Ohio State Turnpike Commission, Turnpike
             Revenue, Series A, 5.70%, 2/15/13,
             Callable on 2/15/06 @ 102
    1,000    (MBIA Insured)                                           1,056
           Ohio State Water Development Authority,
             Pollution Control Facility
             Revenue, 5.25%, 12/01/09,
    2,000    Callable on 6/01/05 @ 101 (MBIA Insured)                 2,072

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

NATIONAL MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

Principal Amount                                              Market Value
 (in thousands)                                              (in thousands)
----------------                                             --------------

           OHIO  5.4% (CONT.)
           Ohio State Water Development Authority
             Revenue, 5.80%, 12/01/11, Callable on 6/01/05
  $ 1,000    @ 102, Escrowed to Maturity
             (AMBAC Insured)                                       $  1,064
           Sylvania, Ohio, City School District,
             G.O., 5.80%, 12/01/15,
             Callable on 12/01/05 @ 101
    1,000    (FGIC Insured)                                           1,042
                                                                   --------
                                                                     22,007
                                                                   --------

           OREGON  1.6%
           Washington County, Unified Sewer Agency,
             Sewer Revenue, Series 1, 5.75%, 10/01/10
    6,110    (FGIC Insured)                                           6,693
                                                                   --------

           PENNSYLVANIA  2.2%
           Bucks County, Pennsylvania Water & Sewer
             Authority Revenue, 5.55%, 12/01/17,
    1,000    Callable on 12/01/06 @ 100 (FGIC Insured)                1,017
           Chester Upland School Authority, Series A,
             5.25%, 9/01/17, Callable on 9/01/07 @ 100
    2,000    (FSA Insured)                                            2,003
           Pennsylvania State, G.O., 5.125%, 9/15/11,
    5,000    Callable on 3/15/07 @ 101.5
             (AMBAC Insured)                                          5,172
           Pennsylvania State Higher Educational
             Facilities Authority Revenue,
             University of Pennsylvania
             Health Services, Series A, 5.25%,
             1/01/12,  Callable on 7/01/08
    1,000   @ 100 (MBIA Insured)                                      1,021
                                                                   --------
                                                                      9,213
                                                                   --------

           RHODE ISLAND  1.3%
           Rhode Island State, Series A, G.O., 5.125%,
             8/01/12, Callable on 8/01/07 @ 101
    5,055    (MBIA Insured)                                           5,180
                                                                   --------

           TENNESSEE  0.8%
           Jackson, Tennessee Water & Sewer Revenue,
             6.30%, 7/01/11, Callable on 7/01/01
    2,900    @ 102.5, Escrowed to Maturity                            3,208
                                                                   --------

           TEXAS  10.2%
           Cypress-Fairbanks Independent School
             District, 5.50%, 2/15/18, Callable on
    5,000    2/15/10 @ 100                                            5,066
           Harris County, Texas Health
             Facilities Development
             Revenue, Memorial Hospital Systems
             Project, Series A, 5.50%, 6/01/17,
    8,000    Callable on 6/01/07 @ 102 (MBIA Insured)                 8,088
           Harris County, Texas Health Facilities
             Development Revenue, Memorial Hospital
             Systems Project, Series A, 5.75%, 6/01/19,
    2,500    Callable on 6/01/07 @ 102  (MBIA Insured)                2,558

Principal Amount                                              Market Value
 (in thousands)                                              (in thousands)
----------------                                             --------------

           TEXAS  10.2% (CONT.)
           Houston, Texas Water Conveyance Systems,
             Contract CTFS Partnership, Series J,
  $ 1,000    6.125%, 12/15/09 (AMBAC Insured)                      $  1,114
           Laredo, Texas Independent School
             District, G.O., 6.75%,
    2,290    8/01/09 (PSF Guaranteed)                                 2,642
           San Antonio Independent School District,
             G.O., 5.125%, 8/15/14, Callable on 8/15/08
    6,000    @ 100 (PSF Guaranteed)                                   6,045
           Texas State, Water Development, G.O., 5.40%,
    6,750    8/01/21, Callable on 8/01/06 @ 100                       6,762
           Texas Water Development Board Revenue,
             Series A, 5.50%, 7/15/10,
    2,500    Callable on 7/15/06 @ 100                                2,611
           University of Texas Permanent University
             Fund, College & University Revenue, 5.00%,
             7/01/14, Callable on 7/01/08 @ 100
    7,060    (PUFG Guaranteed)                                        7,044
                                                                   --------
                                                                     41,930
                                                                   --------

           UTAH  0.7%
           Davis County, Utah School District, G.O.,
             5.70%, 6/01/07, Prerefunded on 12/01/04
    2,500    @ 100 (MBIA Insured)                                     2,669
                                                                   --------

           VIRGINIA  1.5%
           Chesapeake Bay Bridge & Tunnel,
             5.60%, 7/01/07,
    1,000    Callable on 7/01/05 @ 102 (FGIC Insured)                 1,066
           Virginia State Transportation Board,
             Transportation Contract Revenue, U.S.
             Route 58 Corridor, Series B, 5.125%,
    4,920    5/15/12,  Callable on 5/15/06 @ 101                      5,047
                                                                   --------
                                                                      6,113
                                                                   --------

           WASHINGTON  6.7%
           King County School District No. 415, G.O.,
             5.35%, 12/01/16, Callable on 12/01/07 @
    4,050    100 (MBIA Insured)                                       4,087
           King County, Series F, G.O., 5.125%,
    5,000    12/01/14, Callable on 12/01/07 @ 100                     5,023
           Seattle, Washington Municipal Light & Power
             Revenue, 6.10%, 7/01/05, Prerefunded on
    2,500    7/01/04 @ 102                                            2,723
           Snohomish County, Washington Public Utilities
             District No. 001, 6.75%, 1/01/12, Callable
    1,000     on 1/01/02 @ 102, Escrowed to Maturity                  1,036
           Tacoma, Washington Electric System Revenue,
             6.15%, 1/01/08, Callable on 1/01/02 @ 102
    2,170    (AMBAC Insured)                                          2,239
           Washington State Motor Vehicle Fuel Tax,
             Series D, G.O., 5.375%, 1/01/22, Callable
    8,000    on 1/01/07 @ 100 (FGIC Insured)                          7,995
           Washington State, Series C, G.O., 5.50%,
    4,190    1/01/17, Callable on 1/01/07 @ 100                       4,245
                                                                   --------
                                                                     27,348
                                                                   --------

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

NATIONAL MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

Principal Amount                                              Market Value
 (in thousands)                                              (in thousands)
----------------                                             --------------

           WISCONSIN  1.7%
           Wisconsin State, G.O., Series C, 5.50%,
             5/01/10, Callable on 5/01/07 @ 100
  $ 2,095    (FGIC Insured)                                       $   2,201
           Wisconsin State Health & Educational
             Facilities Authority Revenue,
             Aurora Medical Group Inc.
             Project, 5.60%, 11/15/16, Callable
    2,460     on 5/15/06 @ 102 (FSA Insured)                          2,508
           Wisconsin State Health & Educational
             Facilities Authority Revenue,
             Meriter Hospital Inc.,
             6.00%, 12/01/17, Callable on
    2,000    12/01/06 @ 102 (MBIA Insured)                            2,100
                                                                   --------
                                                                      6,809
                                                                   --------

           Total Long-Term Investments (Cost $379,012)              391,146
                                                                   --------

  Number
of Shares
(in thousands)
--------------

           SHORT-TERM INVESTMENT  3.0%
           Investment Company  3.0%
   12,153  First American Tax Free Obligations Fund                  12,153
                                                                   --------

           Total Short-Term Investment (Cost $12,153)                12,153
                                                                   --------

           Total Investments (Cost $391,165)  98.5%                 403,299
                                                                   --------

           Other Assets, less Liabilities  1.5%                       6,023
                                                                   --------

           TOTAL NET ASSETS  100.0%                                $409,322
                                                                   ========

           AMBAC - AMBAC Indemnity Corp.
           FGIC - Financial Guaranty Insurance Corp.
           FSA - Financial Securities Assurance, Inc.
           G.O. - General Obligation
           MBIA - Municipal Bond Insurance Association
           PSF - Permanent School Fund
           PUFG - Permanent University Fund Guarantee

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

                                                                       June 2001
DEAR SHAREHOLDER:

INVESTMENT REVIEW

Money Market Funds continued to provide consistent, competitive returns. In an attempt to stimulate economic growth and fend off recession, the Federal Reserve has aggressively reduced the overnight target fed funds rate 275 basis points during the first half of 2001. As a result, money market rates declined thoughout the first half of the year. The Federal Reserve has currently targeted the overnight lending rate at 3.75% and, as a result, money market rates have also decreased.

STRATEGY

Firstar Money Market Funds are managed with quality and safety of principal as primary goals. All securities purchased by the Funds must meet our internal high standards for minimal credit risk and must also meet the strict guidelines set by the Securities and Exchange Commission ("SEC"). Our credit research team closely monitors all investments to ensure quality standards are met.

                     FIRSTAR MONEY MARKET FUNDS 7-DAY YIELDS

                              AS OF APRIL 30, 2001

                                  INSTITUTIONAL
                                  MONEY MARKET
                                     FUND*+
                                CURRENT EFFECTIVE
                                   4.50% 4.60%

                                  MONEY MARKET
                                      FUND
                                CURRENT EFFECTIVE
                                   4.27% 4.36%

                                   TAX-EXEMPT
                                  MONEY MARKET
                                      FUND
                                CURRENT EFFECTIVE
                                   3.37% 3.43%

                                 OHIO TAX-EXEMPT
                                  MONEY MARKET
                                      FUND*
                                CURRENT EFFECTIVE
                                   3.08% 3.12%

                                 U.S. GOVERNMENT
                                  MONEY MARKET
                                      FUND*
                                CURRENT EFFECTIVE
                                   4.16% 4.24%

                                  U.S. TREASURY
                                  MONEY MARKET
                                     FUND*+
                                CURRENT EFFECTIVE
                                   4.01% 4.09%



*After fee waivers. Had fees not been waived, current and effective yields would have been 4.31% and 4.41% for the Institutional Money Market Fund, 2.94% and 2.98% for the Ohio Tax-Exempt Money Market Fund, 3.99% and 4.07% for the U.S. Government Money Market Fund 3.98% and 4.06% for the U.S.Treasury Money Market Fund, respectively. Reflects past performance; yields will vary. An investment in any one of the Firstar Money Market Funds is neither insured nor guaranteed by the U.S. Government nor is there any assurance the Funds will be able to maintain a stable net asset value of $1.00 per share.

+Institutional Shares.

Current yield refers to income earned by a fund's investments over a 7-day period. It is then annualized and stated as a percentage of the investment. Effective yield is the same as current yield except that it assumes the income earned by an investment in a fund will be reinvested.

(LOGO) FIRSTAR FUNDS


STATEMENT OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
APRIL 30, 2001
(UNAUDITED)                                                                               OHIO            U.S.            U.S.
                                      INSTITUTIONAL                    TAX-EXEMPT      TAX-EXEMPT      GOVERNMENT       TREASURY
                                          MONEY           MONEY           MONEY           MONEY           MONEY           MONEY
                                       MARKET FUND     MARKET FUND     MARKET FUND     MARKET FUND     MARKET FUND     MARKET FUND
                                      -------------    -----------     -----------     -----------     -----------     -----------
ASSETS:
    Investments, at amortized cost    $3,014,149        $439,344        $645,670         $70,386         $72,695        $2,696,840
    Investments in repurchase
      agreements                              --              --              --              --             --          2,600,000
    Interest receivable                    2,630             417           6,183             955              35            12,327
    Other assets                             104           6,577              20               3              24                95
                                      ----------        --------        --------         -------         -------        ----------
       Total Assets                    3,016,883         446,338         651,873          71,344          72,754         5,309,262
                                      ----------        --------        --------         -------         -------        ----------
LIABILITIES:
    Dividends payable                     11,343           1,610           1,468             167             222            17,842
    Payable for securities purchased         --               --           8,000              --              --                --
    Payable to custodian                      --              --               2              --              --                --
    Payable to affiliates                  1,092             790             384              61              87             3,223
    Accrued expenses and other liabilities    27           1,344             146              13              58             1,714
                                      ----------        --------        --------         -------         -------        ----------
       Total Liabilities                  12,462           3,744          10,000             241             367            22,779
                                      ----------        --------        --------         -------         -------        ----------
NET ASSETS                            $3,004,421        $442,594        $641,873         $71,103         $72,387        $5,286,483
                                      ==========        ========        ========         =======        ========        ==========
SERIES A:
    Net assets                                         $442,594        $188,937            $446         $12,799        $2,501,365
    Shares authorized                                  unlimited       unlimited       unlimited       unlimited         unlimited
    Shares issued and outstanding                        442,406         188,948             446          12,799         2,502,721
    Net asset value, redemption price and
       offering price per share                            $1.00           $1.00           $1.00          $1.00             $1.00
                                                        ========        ========         =======        =======        ==========
SERIES INSTITUTIONAL:
    Net assets                        $3,004,421                        $452,936         $70,657         $59,588        $2,785,118
    Shares authorized                  unlimited                       unlimited       unlimited       unlimited         unlimited
    Shares issued and outstanding      3,004,421                         452,938          70,657          59,588         2,783,765
    Net asset value, redemption
       price and offering
       price per share                     $1.00                           $1.00          $1.00           $1.00              $1.00
                                      ==========                        ========        =======         =======         ==========

                     See notes to the financial statements.

                                                                          (LOGO)
                                                                    FIRSTARFUNDS


STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
SIX MONTHS ENDED APRIL 30, 2001
(UNAUDITED)

                                                                                             OHIO           U.S.           U.S.
                                           INSTITUTIONAL                   TAX-EXEMPT    TAX-EXEMPT     GOVERNMENT      TREASURY
                                               MONEY          MONEY           MONEY         MONEY          MONEY          MONEY
                                            MARKET FUND    MARKET FUND     MARKET FUND   MARKET FUND    MARKET FUND    MARKET FUND
                                           -------------   -----------     -----------   -----------   ------------    -----------
INVESTMENT INCOME:
    Interest income                           $95,442        $16,096           $9,876        $1,575        $1,966        $139,965
                                              -------        -------           ------        ------        ------        --------
EXPENSES:
    Investment advisory fees                    7,330          1,345           1,304           213            166          10,821
    Administration fees                         1,638            277             269            44             34           2,511
    Transfer agent fees and expenses              172            112              24            30             17             900
    Custody fees                                  157             18              20             9             15             329
    Fund accounting fees                          123             24              43            21             21             168
    Service organization fees                      --            231             272            26             20           4,469
    Federal and state registration fees            30             17              11             8              6             172
    Professional fees                              20             16              20            16             22              16
    12b-1 fees                                     14             68              --            --              1           1,816
    Reports to shareholders                        10             28               5             1             11             129
    Directors' fees and expenses                    4              3               3             5              3               3
    Other                                          21              4               3             1              3              29
                                              -------        -------           ------        ------        ------        --------
    Total expenses before waiver                9,519          2,143           1,974           374            319          21,363
       Less:  Waiver of fees                   (3,340)           (71)             --           (41)           (60)           (213)
                                              -------        -------           ------        ------        ------        --------
       Net Expenses                             6,179          2,072           1,974           333            259          21,150
                                              -------        -------           ------        ------        ------        --------
NET INVESTMENT INCOME                          89,263         14,024           7,902         1,242          1,707         118,815
                                              -------        -------           ------        ------        ------        --------
REALIZED LOSS:
    Realized loss on investments               (4,999)        (1,790)             --            --             --             --
    Increase from payments by affiliates        4,999          1,790              --            --             --             --
                                              -------        -------          ------        ------         ------       --------
NET INCREASE IN NET ASSETS                    $89,263        $14,024          $7,902        $1,242         $1,707       $118,815
                                              =======        =======          ======        ======         ======       ========

                    See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

                       This page intentionally left blank.

(LOGO) FIRSTAR FUNDS


STATEMENT OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)



                                                  INSTITUTIONAL                                                   TAX-EXEMPT
                                                MONEY MARKET FUND              MONEY MARKET FUND              MONEY MARKET FUND
                                           ---------------------------   --------------------------     ----------------------------
                                             Six Months                      Six Months                   Six Months
                                                ended          Year            ended          Year           ended          Year
                                           April 30, 2001      ended       April 30, 2001     ended     April 30, 2001      ended
                                              (Unaudited)   Oct. 31, 2000   (Unaudited)   Oct. 31, 2000  (Unaudited)   Oct. 31, 2000
                                           --------------  -------------  --------------  ------------- --------------  ------------
OPERATIONS:
   Net investment income                          $ 89,263     $ 141,197      $ 14,024      $ 10,768      $ 7,902          $  5,579
                                                  --------     ---------      --------      --------      -------          --------
   Net increase in net assets
     resulting from
     operations                                     89,263       141,197        14,024        10,768        7,902             5,579
                                                  --------     ---------      --------      --------      -------          --------

CAPITAL SHARE
   TRANSACTIONS:
   Shares sold                                   3,083,473     5,645,519     1,847,356     1,509,160      607,493           279,958
   Shares issued in
     connection with
     the acquisition of the
     Stellar/Mercantile Fund assets                   --            --         286,973          --        338,045                --
   Shares issued to
     owners in reinvestment
     of dividends                                    3,168         6,397         4,960         9,929         2,066            1,307
   Shares redeemed                              (3,080,240)   (5,010,147)   (1,868,761)   (1,630,693)     (490,877)        (249,323)
                                                 ---------     ---------     ---------     ---------       -------         --------
   Net increase (decrease)
     in net assets resulting from
     capital share transactions                      6,401       641,769       270,528      (111,604)      456,727           31,942
                                                  --------     ---------      --------      --------       -------         --------

DIVIDENDS PAID FROM:
   Net investment income(1):
     Series A                                         --            --         (13,835)      (10,768)       (2,705)          (5,579)
     Series Institutional                          (89,263)     (141,197)         --            --          (5,182)              --
                                                  --------     ---------      --------      --------       -------         --------

                                                   (89,263)     (141,197)      (13,835)      (10,768)       (7,887)          (5,579)
                                                  --------     ---------      --------      --------       -------         --------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS                                     6,401       641,769       270,717      (111,604)      456,742           31,942
                                                 ---------     ---------      --------      --------       -------         --------
NET ASSETS:
   Beginning of period                           2,998,020     2,356,251       171,877       283,481       185,131          153,189
                                                 ---------     ---------      --------      --------       -------         --------

   End of period                               $ 3,004,421   $ 2,998,020     $ 442,594     $ 171,877    $ 641,873          $185,131
                                               ===========   ===========     =========     =========    =========          ========

(1)For the Tax-Exempt Money Market Fund and Ohio Tax-Exempt Money Market Fund substantially all distributions from net investment income are exempt from federal income tax.

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS



                OHIO TAX-EXEMPT                          U.S. GOVERNMENT                            U.S. TREASURY
               MONEY MARKET FUND                        MONEY MARKET FUND                         MONEY MARKET FUND
      -----------------------------------      -----------------------------------    ------------------------------------
        Six months                               Six months                              Six months
           ended            Eleven months           ended               Year                ended            Eleven months
      April 30, 2001            ended          April 30, 2001           ended          April 30, 2001            ended
        (Unaudited)         Oct. 31, 2000        (Unaudited)        Oct. 31, 2000        (Unaudited)         Oct. 31, 2000

          $ 1,242               $ 1,951            $ 1,707            $ 4,779             $ 118,815             $ 166,245
          -------               -------            -------            -------             ---------             ---------

            1,242                 1,951              1,707              4,779               118,815               166,245
          -------               -------            -------            -------             ---------             ---------


          152,820               107,525            196,278            332,922             5,979,700            10,326,219



             --                    --                 --                 --                 292,648                  --


                5                     9                359              1,074                56,267                53,582
         (150,204)             (103,527)          (184,711)          (482,550)           (5,353,074)           (8,884,747)
          -------               -------            -------            -------             ---------             ---------

            2,621                 4,007             11,926           (148,554)              975,542             1,495,054
          -------               -------            -------            -------


             (111)               (1,951)              (296)            (4,779)              (58,576)              (71,037)
           (1,131)                 --               (1,411)              --                 (60,239)              (95,208)
          -------               -------            -------            -------             ---------             ---------
           (1,242)               (1,951)            (1,707)            (4,779)             (118,815)             (166,245)
          -------               -------            -------            -------             ---------             ---------

            2,621                 4,007             11,926           (148,554)              975,542             1,495,054
          -------               -------            -------            -------             ---------             ---------
           68,482                64,475             60,461            209,015             4,310,941             2,815,887
          -------               -------            -------            -------             ---------             ---------

          $71,103               $68,482            $72,387            $60,461            $5,286,483            $4,310,941
          =======               =======            =======            =======            ==========            ==========


                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

FINANCIAL HIGHLIGHTS
RETAIL A SHARES
MONEY MARKET FUNDS

PER SHARE DATA

                                 Supplemental Data and Ratios
                                 ----------------------------

                               Net                Dividends  Net
                              Asset                  from   Asset
                             Value,      Net         Net    Value,
                            Beginning Investment  Investment End of
                            of Period  Income6      Income  Period
-----------------------------------------------------------------
MONEY MARKET
-----------------------------------------------------------------
Year Ended October 31, 1996    $1.00     $0.05    $(0.05)   $1.00
-----------------------------------------------------------------
Year Ended October 31, 1997     1.00      0.05     (0.05)    1.00
-----------------------------------------------------------------
Year Ended October 31, 1998     1.00      0.05     (0.05)    1.00
-----------------------------------------------------------------
Year Ended October 31, 1999     1.00      0.04     (0.04)    1.00
-----------------------------------------------------------------
Year Ended October 31, 2000     1.00      0.06     (0.06)    1.00
-----------------------------------------------------------------
Six Months Ended April 30, 2001
   (unaudited)                  1.00      0.03     (0.03)    1.00
-----------------------------------------------------------------
TAX-EXEMPT MONEY MARKET
-----------------------------------------------------------------
Year Ended October 31, 1996     1.00      0.03     (0.03)    1.00
-----------------------------------------------------------------
Year Ended October 31, 1997     1.00      0.03     (0.03)    1.00
-----------------------------------------------------------------
Year Ended October 31, 1998     1.00      0.03     (0.03)    1.00
-----------------------------------------------------------------
Year Ended October 31, 1999     1.00      0.03     (0.03)    1.00
-----------------------------------------------------------------
Year Ended October 31, 2000     1.00      0.03     (0.03)    1.00
-----------------------------------------------------------------
Six Months Ended April 30, 2001
   (unaudited)                  1.00      0.02     (0.02)    1.00
-----------------------------------------------------------------
OHIO TAX-EXEMPT MONEY MARKET
-----------------------------------------------------------------
December 2, 199710 through
   November 30, 1998            1.00      0.03     (0.03)    1.00
-----------------------------------------------------------------
Year Ended November 30, 1999    1.00      0.03     (0.03)    1.00
-----------------------------------------------------------------
Period Ended October 31, 20009  1.00      0.03     (0.03)    1.00
-----------------------------------------------------------------
Six Months Ended April 30, 2001
   (unaudited)                  1.00      0.01     (0.01)    1.00
-----------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET
-----------------------------------------------------------------
Year Ended October 31, 1996     1.00      0.05     (0.05)    1.00
-----------------------------------------------------------------
Year Ended October 31, 1997     1.00      0.05     (0.05)    1.00
-----------------------------------------------------------------
Year Ended October 31, 1998     1.00      0.05     (0.05)    1.00
-----------------------------------------------------------------
Year Ended October 31, 1999     1.00      0.04     (0.04)    1.00
-----------------------------------------------------------------
Year Ended October 31, 2000     1.00      0.05     (0.05)    1.00
-----------------------------------------------------------------
Six Months Ended April 30, 2001
   (unaudited)                  1.00      0.03     (0.03)    1.00
-----------------------------------------------------------------
U.S. TREASURY MONEY MARKET
-----------------------------------------------------------------
Year Ended November 30, 1996    1.00      0.05     (0.05)    1.00
-----------------------------------------------------------------
Year Ended November 30, 1997    1.00      0.05     (0.05)    1.00
-----------------------------------------------------------------
Year Ended November 30, 1998    1.00      0.05     (0.05)    1.00
-----------------------------------------------------------------
Year Ended November 30, 1999    1.00      0.04     (0.04)    1.00
-----------------------------------------------------------------
Period Ended October 31, 20009  1.00      0.05     (0.05)    1.00
-----------------------------------------------------------------
Six Months Ended April 30, 2001
   (unaudited)                  1.00      0.03     (0.03)    1.00
-----------------------------------------------------------------

                                 Supplemental Data and Ratios
                                 ----------------------------
                                                            Ratio
                                                           of Net
                                               Ratio of  Investment
                                      Net    Net Expenses  Income
                                     Assets       to     to Average
                                     End of     Average      Net      Total
                                 Period (000s)Net Assets   Assets     Return
----------------------------------------------------------------------------
MONEY MARKET
----------------------------------------------------------------------------
Year Ended October 31, 1996        $224,036      0.60%1     4.94%     5.06%
----------------------------------------------------------------------------
Year Ended October 31, 1997         261,017      0.60%1     4.98%     5.12%
----------------------------------------------------------------------------
Year Ended October 31, 1998         289,088      0.60%1     5.05%     5.16%
----------------------------------------------------------------------------
Year Ended October 31, 1999         283,481      0.72%1     4.44%     4.52%
----------------------------------------------------------------------------
Year Ended October 31, 2000         171,877      0.75%1     5.48%     5.65%
----------------------------------------------------------------------------
Six Months Ended
   April 30, 2001 (unaudited)       442,594    0.76%1,8    5.08%8    2.64%7
----------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET
----------------------------------------------------------------------------
Year Ended October 31, 1996          79,328      0.60%2     3.09%     3.13%
----------------------------------------------------------------------------
Year Ended October 31, 1997         108,639      0.60%2     3.06%     3.12%
----------------------------------------------------------------------------
Year Ended October 31, 1998         122,451      0.60%2     3.02%     3.04%
----------------------------------------------------------------------------
Year Ended October 31, 1999         153,189      0.71%2     2.51%     2.53%
----------------------------------------------------------------------------
Year Ended October 31, 2000         185,131       0.72%     3.32%     3.35%
----------------------------------------------------------------------------
Six Months Ended April 30, 2001
   (unaudited)                      188,937      0.74%8    2.95%8    1.56%7
----------------------------------------------------------------------------
OHIO TAX-EXEMPT MONEY MARKET
----------------------------------------------------------------------------
December 2, 199710 through
   November 30, 1998                 57,614   0.69%8,11    2.81%8    2.85%7
----------------------------------------------------------------------------
Year Ended November 30, 1999         64,475     0.58%11     2.64%     2.67%
----------------------------------------------------------------------------
Period Ended October 31, 20009       68,482   0.77%8,11    3.22%8    3.29%7
----------------------------------------------------------------------------
Six Months Ended April 30, 2001
   (unaudited)                          446   0.80%8,11    2.96%8    1.46%7
----------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET
----------------------------------------------------------------------------
Year Ended October 31, 1996         198,334      0.60%3     4.84%     4.96%
----------------------------------------------------------------------------
Year Ended October 31, 1997         198,592      0.60%3     4.83%     4.99%
----------------------------------------------------------------------------
Year Ended October 31, 1998         233,176      0.60%3     4.90%     4.97%
----------------------------------------------------------------------------
Year Ended October 31, 1999         209,015      0.68%3     4.30%     4.37%
----------------------------------------------------------------------------
Year Ended October 31, 2000          60,461      0.72%3     5.12%     5.46%
----------------------------------------------------------------------------
Six Months Ended
   April 30, 2001 (unaudited)        12,799    0.79%3,8    5.05%8    2.58%7
----------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET
----------------------------------------------------------------------------
Year Ended November 30, 1996        829,259      0.70%4     4.69%     4.80%
----------------------------------------------------------------------------
Year Ended November 30, 1997        469,400      0.73%4     4.73%     4.85%
----------------------------------------------------------------------------
Year Ended November 30, 1998        542,430      0.88%4     4.58%     4.69%
----------------------------------------------------------------------------
Year Ended November 30, 1999      1,049,641      0.92%4     3.98%     4.02%
----------------------------------------------------------------------------
Period Ended October 31, 20009    2,284,168    0.99%4,8    4.98%8     5.04%
----------------------------------------------------------------------------
Six Months Ended April 30, 2001
   (unaudited)                    2,501,365    0.95%4,8    4.84%8    2.45%7
----------------------------------------------------------------------------

1 Without fees waived, ratios of net expenses to average net assets for the period ended April 30, 2001 and fiscal years ended October 31, 2000, 1999, 1998, 1997, 1996 would have been 0.79%, 0.97%, 0.85%, 0.86%, 0.84%, 0.81%, respectively.

2 Without fees waived, ratios of net expenses to average net assets for the fiscal years ended October 31, 1999, 1998, 1997, 1996 would have been 0.73%, 0.75%, 0.75%, 0.78%, respectively.

3 Without fees waived, ratios of net expenses to average net assets for the period ended April 30, 2001 and fiscal years ended October 31, 2000, 1999, 1998, 1997, 1996 would have been 0.97%, 0.83%, 0.69%, 0.71%, 0.70%, 0.71%, respectively.

4 Without fees waived, ratios of net expenses to average net assets for the periods ended April 30, 2001 and October 31, 2000 and the fiscal years ended November 30, 1999, 1998, 1997, 1996 would have been 0.96%, 1.09%, 1.08%,
   1.08%, 0.93%, 0.90%, respectively.

 6 For the Tax-Exempt Money Market Fund and Ohio Tax-Exempt Money Market Fund, substantially all investment income is exempt from federal income tax.

 7 Not annualized.

 8 Annualized.

 9 Effective in 2000, the Fund's fiscal year end was changed to October 31 from November 30.

10 Commencement of operations.

11 Without fees waived, ratios of net expenses to average net assets for the periods ended April 30, 2001 and October 31, 2000, the fiscal year ended November 30, 1999 and the period ended November 30, 1998 would have been 1.00%, 0.97%, 1.09%, 1.29%, respectively.

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

FINANCIAL HIGHLIGHTS
INSTITUTIONAL SHARE
MONEY MARKET FUNDS

PER SHARE DATA


                                 Supplemental Data and Ratios
                                 ----------------------------

                               Net                Dividends  Net
                              Asset                  from   Asset
                             Value,      Net         Net    Value,
                            Beginning Investment  Investment End of
                            of Period  Income8      Income  Period
-----------------------------------------------------------------
INSTITUTIONAL MONEY MARKET
-----------------------------------------------------------------
Year Ended October 31, 1996    $1.00     $0.05    $(0.05)   $1.00
-----------------------------------------------------------------
Year Ended October 31, 1997     1.00      0.05     (0.05)    1.00
-----------------------------------------------------------------
Year Ended October 31, 1998     1.00      0.05     (0.05)    1.00
-----------------------------------------------------------------
Year Ended October 31, 1999     1.00      0.05     (0.05)    1.00
-----------------------------------------------------------------
Year Ended October 31, 2000     1.00      0.06     (0.06)    1.00
-----------------------------------------------------------------
Six Months Ended April 30, 2001
   (unaudited)                  1.00      0.03     (0.03)    1.00
-----------------------------------------------------------------
TAX-EXEMPT MONEY MARKET
-----------------------------------------------------------------
November 27, 20009 to
   April 30, 2001 (unaudited)   1.00      0.01     (0.01)    1.00
-----------------------------------------------------------------
OHIO TAX-EXEMPT MONEY MARKET
-----------------------------------------------------------------
December 11, 20009 to
   April 30, 2001 (unaudited)   1.00      0.01     (0.01)    1.00
-----------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET
-----------------------------------------------------------------
November 27, 20009 to
   April 30, 2001 (unaudited)   1.00      0.02     (0.02)    1.00
-----------------------------------------------------------------
U.S. TREASURY MONEY MARKET
-----------------------------------------------------------------
Period Ended November 30, 19977 1.00      0.03     (0.03)    1.00
-----------------------------------------------------------------
Year Ended November 30, 1998    1.00      0.05     (0.05)    1.00
-----------------------------------------------------------------
Year Ended November 30, 1999    1.00      0.04     (0.04)    1.00
-----------------------------------------------------------------
Period Ended October 31, 20004  1.00      0.05     (0.05)    1.00
-----------------------------------------------------------------
Six Months Ended April 30, 2001
   (unaudited)                  1.00      0.03     (0.03)    1.00
-----------------------------------------------------------------

                                 Supplemental Data and Ratios
                                 ----------------------------
                                                            Ratio
                                                           of Net
                                               Ratio of  Investment
                                      Net    Net Expenses  Income
                                     Assets       to     to Average
                                     End of     Average      Net      Total
                                 Period (000s)Net Assets   Assets     Return
-----------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET
-----------------------------------------------------------------------------
Year Ended October 31, 1996      $  750,051      0.35%1     5.19%     5.32%
-----------------------------------------------------------------------------
Year Ended October 31, 1997       1,201,341      0.35%1     5.23%     5.38%
-----------------------------------------------------------------------------
Year Ended October 31, 1998       1,623,970      0.35%1     5.30%     5.41%
-----------------------------------------------------------------------------
Year Ended October 31, 1999       2,356,251      0.38%1     4.76%     4.85%
-----------------------------------------------------------------------------
Year Ended October 31, 2000       2,998,020      0.39%1     5.92%     6.05%
-----------------------------------------------------------------------------
Six Months Ended April 30, 2001
   (unaudited)                    3,004,421    0.39%1,5    5.62%5    2.85%6
-----------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET
-----------------------------------------------------------------------------
November 27, 20009 to April 30, 2001
   (unaudited)                      452,936      0.76%5    2.99%5    1.29%6
-----------------------------------------------------------------------------
OHIO TAX-EXEMPT MONEY MARKET
-----------------------------------------------------------------------------
December 11, 20009 to April 30, 2001
   (unaudited)                       70,657   0.79%5,10    2.96%5    1.10%6
-----------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET
-----------------------------------------------------------------------------
November 27, 20009 to
   April 30, 2001 (unaudited)        59,588    0.79%2,5    5.03%5    2.16%6
-----------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET
-----------------------------------------------------------------------------
Period Ended November 30, 19977     659,296    0.72%3,5    4.87%5     4.85%
-----------------------------------------------------------------------------
Year Ended November 30, 1998      1,123,144      0.73%3     4.73%     4.69%
-----------------------------------------------------------------------------
Year Ended November 30, 1999      1,766,246      0.77%3     4.13%     4.02%
-----------------------------------------------------------------------------
Period Ended October 31, 20004    2,026,773    0.84%3,5    5.13%5     5.04%
-----------------------------------------------------------------------------
Six Months Ended April 30, 2001
   (unaudited)                    2,785,118    0.80%3,5    4.91%5    2.53%6
-----------------------------------------------------------------------------

  1 Without fees waived, ratios of net expenses to average net assets for the period ended April 30, 2001 and for the fiscal years ended October 31, 2000, 1999, 1998, 1997,1996 would have been 0.60%, 0.62%, 0.62%, 0.64%,
     0.66%, 0.64%, respectively.

  2 Without fees waived, the ratio of net expenses to average net assets for the period ended April 30, 2001 would have been 0.97%.

  3 Without fees waived, ratios of net expenses to average net assets for the periods ended April 30, 2001 and October 31, 2000, for the fiscal years ended November 30, 1999 and 1998 and for the period ended November 30, 1997 would have been 0.81%, 0.94%, 0.93%, 0.93%, 0.92%, respectively.

  4 Effective in 2000, the Fund's fiscal year end was changed to October 31 from November 30.

  5  Annualized.

  6  Not annualized.

  7 Reflects operations for the period from March 25, 1997 (date of initial public investment) to November 30, 1997.

  8 For the Tax-Exempt Money Market Fund and Ohio Tax-Exempt Money Market Fund, substantially all investment income is exempt from federal income tax.
  9  Commencement of operations.

 10 Without fees waived, the ratio of net expenses to average net assets for the period ended April 30, 2001 would have been 0.86%.

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

INSTITUTIONAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
April 30, 2001
(Unaudited)

Principal Amount                                            Amortized Cost
 (in thousands)                                             (in thousands)
----------------                                            --------------

           COMMERCIAL PAPER  79.3%
           BANKING - DOMESTIC  5.0%
           Kittyhawk Funding (Guarantor: BankAmerica):
 $ 50,000    4.51%, 5/16/01 (A)                                   $  49,907
   50,000    4.47%, 9/20/01 (A)                                      49,118
           Variable Funding Capital
             (Guarantor: First Union),
   50,000    4.97%, 5/04/01 (A)                                      49,979
                                                                   --------
                                                                    149,004
                                                                   --------

           BANKING - FOREIGN  10.4%
           Deutsche Bank Financial, Inc.:
   80,000    5.20%, 5/02/01                                          79,988
   35,000    5.01%, 8/24/01                                          34,440
           Dresdner US Finance, Inc.,
   50,000    5.23%, 5/16/01                                          49,891
           Pemex Capital (LOC Barclays PLC):
   50,000    4.51%, 5/10/01                                          49,944
   50,000    4.35%, 6/25/01                                          49,670
           UBS Finance (Delaware), Inc.,
   50,000    5.21%, 6/08/01                                          49,725
                                                                   --------
                                                                    313,658
                                                                   --------

           BASIC INDUSTRY  6.7%
           Anheuser Busch Company,
   34,180    4.88%, 5/15/01                                          34,115
           National Rural Utilities CFC:
   80,000    4.45%, 5/15/01                                          79,842
   40,000    4.80%, 7/20/01                                          40,000
           Wal-Mart Stores, Inc.,
   48,729    4.43%, 5/01/01                                          48,729
                                                                   --------
                                                                    202,686
                                                                   --------

           CAPTIVE FINANCE  10.1%
           American Express Credit Company,
   50,000    5.03%, 5/10/01                                          49,937
           Caterpillar Finance, Inc.:
   50,000    4.89%, 5/21/01                                          49,864
   43,800    5.12%, 6/13/01                                          43,532
           Ford Motor Credit Company,
   40,000    5.01%, 5/03/01                                          39,989
           MetLife Funding Corporation,
   50,383    5.21%, 5/17/01                                          50,266
           Prudential Funding Corporation:
   30,000    5.37%, 6/25/01                                          29,754
   40,000    4.85%, 6/29/01                                          39,682
                                                                   --------
                                                                    303,024
                                                                   --------

Principal Amount                                            Amortized Cost
 (in thousands)                                             (in thousands)
----------------                                             --------------

           COMMERCIAL FUNDING CORPORATIONS  25.9%
           Asset Securitization Coop Corporation:
 $120,000    4.47%, 5/16/01 (A)                                    $119,777
   50,000    5.20%, 5/07/01 (A)                                      49,957
           Corporate Asset Funding Co., Inc.,
   50,000    5.23%, 5/11/01 (A)                                      49,927
           Edison Asset Securitization, LLC
             (10% GE Capital),
   50,000    4.98%, 5/18/01 (A)                                      49,882
           Fleet Funding Corporation,
  110,518    4.40%, 5/25/01 (A)                                     110,194
           Jupiter Securitization Corporation:
   50,000    4.98%, 5/10/01 (A)                                      49,938
   50,000    4.55%, 5/15/01 (A)                                      49,912
           Moat Funding, LLC (28% JP Morgan
             Chase Manhattan Bank):
   50,000    4.86%, 6/13/01 (A)                                      49,710
   60,000    4.30%, 7/09/01 (A)                                      59,506
           Pooled Accounts Receivable
             Capital (35% MBIA):
   40,927    4.48%, 5/16/01 (A)                                      40,851
   50,000    4.46%, 5/21/01 (A)                                      49,876
           Quincy Capital Corporation,
   50,000    4.99%, 5/11/01 (A)                                      49,930
           Receivables Capital Corporation,
   50,000    4.98%, 5/11/01 (A)                                      49,930
                                                                   --------
                                                                    779,390
                                                                   --------

           DOMESTIC BRANCH OF A FOREIGN BANK  1.5%
           Louis Dreyfus (LOC Bank of Montreal Chicago),
   45,500    4.45%, 5/16/01                                          45,416
                                                                   --------

           Finance - Services  7.3%
           Goldman Sachs Group, L.P.,
   50,000    4.42%, 5/18/01                                          49,896
           Morgan Stanley Dean Witter,
   50,000    5.04%, 8/10/01                                          49,293
           Salomon Smith Barney:
   50,000    5.00%, 5/11/01                                          49,931
   70,000    4.46%, 5/15/01                                          69,878
                                                                   --------
                                                                    218,998
                                                                   --------

           FOREIGN FUNDING CORPORATIONS  3.0%
           Four Winds Funding (26% Commerz Bank),
   50,000    5.02%, 5/07/01 (A)                                      49,958
           Sigma Finance,
   40,000    4.53%, 9/20/01 (A)                                      39,298
                                                                   --------
                                                                     89,256
                                                                   --------

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

INSTITUTIONAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

Principal Amount                                            Amortized Cost
 (in thousands)                                             (in thousands)
----------------                                            --------------

           RETAIL FUNDING CORPORATIONS  9.4%
           Bishops Gate Residential Funding:
 $ 50,000    5.00%, 5/04/01                                     $    49,979
   50,000    5.00%, 5/10/01                                          49,939
           MBNA Master Credit Card
             (Emerald Certificates):
   50,000    4.34%, 7/12/01 (A)                                      49,570
   50,000    4.24%, 7/25/01 (A)                                      49,499
           Providian Master Trust:
   34,257    4.31%, 6/25/01 (A)                                      34,031
   49,335    4.30%, 6/29/01 (A)                                      48,987
                                                                   --------
                                                                    282,005
                                                                   --------

           Total Commercial Paper                                 2,383,437
                                                                  ---------

           CORPORATE OBLIGATIONS  4.8%
           FOREIGN FUNDING CORPORATION  1.7%
           Sigma Finance,
   50,000    4.75%, 4/25/02 (A)                                      50,000
                                                                   --------

           INSURANCE (FUNDING AGREEMENTS)  3.1%
           Travelers Insurance Company:
   43,000    4.93%, 6/29/01 (B)(C)                                   43,000
   50,000    5.43%, 2/20/02 (B)(C)                                   50,000
                                                                   --------
                                                                     93,000
                                                                   --------

           Total Corporation Obligations                            143,000
                                                                   --------

           CERTIFICATES OF DEPOSIT  5.0%
           Bayerische Landesbank NY,
   50,000    4.52%, 5/04/01                                          50,000
           Rabobank Nederland,
  100,000    4.78%, 3/11/02                                         100,180
                                                                   --------

           Total Certificates of Deposit                            150,180
                                                                   --------

Number of Shares                                            Amortized Cost
 (in thousands)                                             (in thousands)
----------------                                             --------------

           INVESTMENT COMPANY  11.2%
  337,532  First American Prime Obligations Fund                   $337,532
                                                                   --------

           Total Investment Company                                 337,532
                                                                   --------

           Total Investments  100.3%                              3,014,149
                                                                  ---------

           Liabilities, less Other Assets  (0.3)%                   (9,728)
                                                                   --------

           NET ASSETS  100.0%                                    $3,004,421
                                                                 ==========


            (A) Security sold within the terms of a private placement
                memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.
            (B) Variable Rate Security - the rate reported on the Schedule of
                Investments is the rate in effect as of 4/30/01. The date shown is the next reset date.
            (C) Private Placement Securities considered illiquid investments under guidelines established by the Board of Directors.

            LLC - Limited Liability Corporation
            LOC - Letter of Credit
            MBIA - Municipal Bond Insurance Association

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

Principal Amount                                             Amortized Cost
 (in thousands)                                              (in thousands)
----------------                                             --------------

           COMMERCIAL PAPER  78.1%
           BANKING - DOMESTIC  5.6%
           Kittyhawk Funding
             (Guarantor: BankAmerica),
  $15,000    4.47%, 9/20/01 (A)                                   $  14,735
           Variable Funding Capital
             (Guarantor: First Union),
   10,000    4.97%, 5/04/01 (A)                                       9,996
                                                                   --------
                                                                     24,731
                                                                   --------

           BANKING - FOREIGN  2.2%
           Dresdner US Finance, Inc.,
   10,000    5.26%, 7/06/01                                           9,904
                                                                   --------

           BASIC INDUSTRY  5.9%
           McGraw-Hill Cos., Inc.,
    8,000    5.23%, 5/01/01                                           8,000
           National Rural Utilities CFC:
    8,000    4.43%, 5/15/01                                           7,986
   10,100    5.19%, 5/24/01                                          10,067
                                                                   --------
                                                                     26,053
                                                                   --------

           CAPTIVE FINANCE  10.2%
           American Express Credit Company,
   10,000    5.03%, 5/10/01                                           9,987
           Ford Motor Credit Company,
   20,000    4.98%, 5/03/01                                          19,995
           MetLife Funding Corporation:
    5,221    5.20%, 5/15/01                                           5,210
   10,000    5.21%, 5/17/01                                           9,977
                                                                   --------
                                                                     45,169
                                                                   --------

           COMMERCIAL FUNDING CORPORATIONS  29.3%
           Asset Securitization Coop Corporation,
   15,000    4.30%, 6/13/01 (A)                                      14,923
           Corporate Asset Funding Co., Inc.,
    6,000    5.23%, 5/05/01 (A)                                       5,994
           Edison Asset Securitization, LLC,
            (10% GE Capital):
    8,000    4.47%, 5/17/01                                           7,984
   10,000    4.93%, 6/07/01 (A)                                       9,949
           Fleet Funding Corporation,
   18,000    4.40%, 5/25/01 (A)                                      17,947
           Foreign Winds Funding Corporation,
            (26% Commerz Bank)
   15,000    4.95%, 5/09/01 (A)                                      14,984
           Jupiter Securitization Corporation,
   10,000    5.00%, 5/04/01 (A)                                       9,996
           Moat Funding LLC: (28% JP Morgan Chase
             Manhattan Bank):
   10,000    4.86%, 6/13/01 (A)                                       9,942
    8,000    4.12%, 10/18/01                                          7,844
           Pooled Accounts Receivable Capital (35% MBIA),
   10,000    4.48%, 5/16/01 (A)                                       9,982
           Quincy Capital Corporation,
   20,000    4.96%, 5/10/01 (A)                                      19,975
                                                                   --------
                                                                    129,520
                                                                   --------

Principal Amount                                             Amortized Cost
 (in thousands)                                              (in thousands)
----------------                                           ----------------

           DIVERSIFIED FINANCE  5.6%
           General Electric Capital Corporation,
  $15,000    4.95%, 5/09/01                                       $  14,984
           International Lease Financial Corporation,
   10,000    5.33%, 5/16/01                                           9,977
                                                                   --------
                                                                     24,961
                                                                   --------

           FINANCE - SERVICES  11.5%
           Goldman Sachs Group, L.P.:
    8,000    4.45%, 5/17/01                                           7,984
   10,000    4.42%, 5/18/01                                           9,979
           Merrill Lynch & Company, Inc.,
   15,000    4.93%, 5/11/01                                          14,979
           Salomon Smith Barney:
   10,000    4.45%, 5/11/01                                           9,988
    8,000    4.46%, 5/15/01                                           7,986
                                                                   --------
                                                                     50,916
                                                                   --------

           FOREIGN FUNDING CORPORATIONS  4.4%
           Sigma Finance:
   10,000    4.53%, 9/20/01 (A)                                       9,824
   10,000    4.42%, 10/04/01 (A)                                      9,809
                                                                   --------
                                                                     19,633
                                                                   --------

           RETAIL FUNDING CORPORATION  3.4%
           MBNA Master Credit Card
             (Emerald Certificates),
   15,000    4.90%, 6/07/01 (A)                                      14,924
                                                                   --------

           Total Commercial Paper                                   345,811
                                                                   --------

           CORPORATE OBLIGATIONS  5.0%
           Foreign Funding Corporation  3.4%
           K2 USA LLC,
   15,000    4.60%, 3/28/02 (A)                                      15,000
                                                                   --------

           INSURANCE (FUNDING AGREEMENTS)  1.6%
           Travelers Insurance Company,
    7,000    4.93%, 6/29/01 (B)(C)                                    7,000
                                                                   --------

           Total Corporate Obligations                               22,000
                                                                   --------

           CERTIFICATES OF DEPOSIT  6.8%
           Banking - Domestic  4.5%
           LaSalle National Bank,
   20,000    4.68%, 7/05/01                                          20,000
                                                                   --------

           Domestic Branch of a Foreign Bank  2.3%
           Bank of Scotland,
   10,000    4.90%, 5/31/01                                          10,000
                                                                   --------

           Total Certificates of Deposit                             30,000
                                                                   --------


                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

Number of Shares                                             Amortized Cost
 (in thousands)                                              (in thousands)
----------------                                             --------------

           INVESTMENT COMPANY  9.4%
   41,533  First American Prime Obligations Fund                  $  41,533
                                                                   --------

           Total Investment Company                                  41,533
                                                                   --------

           Total Investments   99.3%                                439,344
                                                                   --------

           Other Assets, less Liabilities  0.7%                       3,250
                                                                   --------

           NET ASSETS  100.0%                                      $442,594
                                                                   ========

            (A) Security sold within the terms of a private placement
                memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.
            (B) Variable Rate Security - the rate reported on the Schedule of
                Investments is the rate in effect as of 4/30/01. The date shown is the next reset date.
            (C) Private Placement Securities considered illiquid investments under guidelines established by the Board of Directors.

            LLC - Limited Liability Corporation
            MBIA - Municipal Bond Insurance Association

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

TAX-EXEMPT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

Principal Amount                                             Amortized Cost
 (in thousands)                                              (in thousands
----------------                                             --------------

           MUNICIPAL BONDS  96.4%
           ALASKA  0.7%
           Valdez, Marine Term Revenue
  $ 4,500    (GTY: Atlantic Richfield), 4.30%,
             5/01/31*#                                            $   4,500
                                                                   --------

           ARIZONA  1.6%
           Arizona School District Tax Anticipation
             Financing Program, Partipation Certificate,
    5,000    (INS: AMBAC) 4.88%, 7/31/01                              5,020
           Arizona State Transportaion Board,
             Highway Revenue, 6.45%,
    5,000    Prerefunded 7/01/01                                      5,101
                                                                   --------
                                                                     10,121
                                                                   --------

           COLORADO  1.9%
           Denver City & County, GO,
    2,500    6.50%, Prerefunded 8/01/01                               2,538
           Jefferson County, GO,
    5,000    School District, 5.00%, 6/27/01                          5,005
           Smith Creek Metropolitan District,
             Revenue Bond, (LOC: Bank of America)
    4,600    4.05%, 10/01/35*#                                        4,600
                                                                   --------
                                                                     12,143
                                                                   --------

           FLORIDA  1.8%
           Florida Housing Finance Agency,
             Carlton Multifamily, (LOC: KBC Bank)
    3,000    4.05%, 12/01/08*#                                        3,000
           Florida State, Educational Capital Outlay,
    2,000    6.75%, Prerefunded 6/01/01                               2,026
           Putnam County, Development Authority:
              Seminole Electric, H-1,
    5,285     (GTY: CFC) 4.05%, 3/15/14*#                             5,285
               Seminole Electric, H-2,
    1,160            (GTY: CFC) 4.05%, 3/15/14*#                      1,160
                                                                   --------
                                                                     11,471
                                                                   --------

           HAWAII  1.2%
           Honolulu City & County, GO,
             Series A, 6.30%,
    3,000    Escrowed to Maturity 8/01/01                             3,021
           State of Hawaii, GO,
    4,570    5.63%, 1/01/02                                           4,643
                                                                   --------
                                                                      7,664
                                                                   --------

           ILLINOIS  25.8%
           ABN AMRO Munitops Certificates Trust:
   10,000    Series 1998-3, 4.82%, 4/05/06*#                         10,000
           Berwyn Illinois, MacNeal Memorial Hospital
             Association, (INS: AMBAC) 7.00%,
    6,515    Prerefunded 6/01/01                                      6,659
           Central Lake County Water Agency,
             (INS: MBIA)
   15,000    7.00%, Prerefunded 5/01/01                              15,300
           Chicago, Gas Supply Revenue,
             (GTY: Peoples Gas & Light)
   15,000    4.32%, 3/01/30*#                                        15,000

Principal Amount                                              Amortized Cost
 (in thousands)                                              (in thousands)
---------------                                              --------------

           ILLINOIS  25.8% (CONT.)
           Chicago, O'Hare International Airport,
             American Airlines, (LOC: Credit Suisse)
  $ 6,500    4.40%, 12/01/17*#                                    $   6,500
           Cook County, GO, (LOC: FHLB)
    3,700    4.30%, 5/01/20*#                                         3,700
           Du Page County, GO,
    3,290    Jail Project, 6.50%, Prerefunded 1/01/02                 3,425
           Illinois Development Finance Authority,
             Aurora Central Catholic High School,
    3,700    (LOC: Northern Trust)  4.30%, 4/01/24*#                  3,700
           Illinois Development Finance Authority,
             Chicago Symphony, (LOC: Bank of America)
    4,500    4.25%, 6/01/31*#                                         4,500
           Illinois Development Finance Authority,
             Lake Forest Academy, (LOC: Northern Trust)
    4,255    4.30%, 12/01/24*#                                        4,255
           Illinois Development Finance Authority:
             Loyola Academy, Series A,
             (LOC: Northern Trust)
    3,000    4.25%, 10/01/27*#                                        3,000
             Loyola Academy, (LOC: Bank One)
    4,000    4.30%, 10/01/31*#                                        4,000
           Illinois Development Finance Authority,
             Newberry Library, (LOC: Northern Trust)
    2,500    4.25%, 3/01/28*#                                         2,500
           Illinois Development Finance Authority,
             Presbyterian Home Lake-A,
   28,000    (INS: FSA) 4.30%, 9/01/31*#                             28,000
           Illinois Development Finance Authority,
    4,800    Rest Haven, (LOC: FHLB) 4.30%, 1/01/27*#                 4,800
           Illinois Development Finance Authority,
             St. Ignatius College Prep,
             (LOC: Northern Trust)
    6,000    4.30%, 6/01/24*#                                         6,000
           Illinois Development Finance Authority,
             St. Paul's House, (LOC: LaSalle
             National Bank)
    4,605    4.30%, 2/01/25*#                                         4,605
           Illinois Development Finance
             Authority, St. Xavier
             University, (LOC: Bank One)
    2,005    4.30%, 10/01/12*#                                        2,005
           Illinois Education Facilities Authority,
             Chicago Zoological Society, (LOC: Chase)
    2,000    4.30%, 12/15/25*#                                        2,000
           Illinois Health Facilities Authority,
              Gottlieb Health ,
    2,900    (LOC: Hams Trust) 4.25%, 11/15/25*#                      2,900
           Illinois Health Facilities Authority,
             Servantcor, Series A, 8.00%,
    4,150   Prerefunded 8/15/01                                      4,274
           Illinois Health Facilities Authority,
             Southern Illinois Healthcare Enterprises,
    2,400    (INS: MBIA) 4.10%, 3/01/21*#                             2,400
           Illinois State, GO,
    2,350    6.60%, Prerefunded 6/01/01                               2,401
           Illinois State, Sales Tax Revenue,
    6,200    Series N, 7.00%, Prerefunded 6/15/01                     6,344
           Lake County, Adlai E. Stevenson
             School District,
    1,265    3.35%, 1/01/02                                           1,265

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

TAX-EXEMPT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

Principal Amount                                             Amortized Cost
 (in thousands)                                              (in thousands)
----------------                                             --------------

           ILLINOIS  25.8% (CONT.)
           Lake County, Community High School District,
  $ 1,350    (GTY: Atlantic Richfield), 9.00%, 12/01/01              $1,384
           Macon County, Millikin University,
    4,400    (INS: AMBAC) 4.25%, 10/01/28*#                           4,400
           Orland Hills, Multi-Family,
             (LOC: LaSalle National Bank)
    2,470    4.30%, 12/01/04*#                                       2,470
           Schaumburg Multifamily Housing Revenue,
             The Tree House Venture II, (GTY: FNMA)
    5,000    4.20%, 12/15/29*#                                       5,000
           South Barrington, Cook County, GO,
    3,000     (LOC: Hams Trust) 4.25%, 12/01/27*#                    3,000
                                                                   -------
                                                                   165,787
                                                                   -------

           INDIANA  1.3%
           Indiana State Development Finance Authority,
             Educational Facilities, (LOC: Bank One)
    2,400    4.30%, 8/01/31*#                                        2,400
           Delaware County, Indiana, Hospital Authority,
             Ball Memorial Hospital, 6.63%,
    6,000    Prerefunded 8/01/01                                     6,169
                                                                   -------
                                                                     8,569
                                                                   -------

           KENTUCKY  1.3%
           Mason County, Kentucky, Pollution Control,
    6,400    (GTY: CFC) 4.05%, 10/15/14*#                            6,400
           Mason County, Kentucky, Pollution Control,
    1,900    Series 1984B, (GTY: CFC) 4.05%, 10/15/14*#              1,900
                                                                   -------
                                                                     8,300
                                                                   -------

           LOUISIANA  3.0%
           Delhi Industrial Development Revenue,
    8,000    (GTY: Alcoa) 4.05%, 12/01/12*#                          8,000
           Louisiana State, GO, (INS: FGIC)
    4,500    6.00%, 8/01/01                                          4,519
           St. Charles Parish, Pollution Control,
    7,000    Shell Oil Company, 4.40%, 10/01/25*#                    7,000
                                                                   -------
                                                                    19,519
                                                                   -------

           MASSACHUSETTS  5.5%
   25,000  Massachusetts State, Series C, 4.05%,
             1/01/21*#                                              25,000
           Massachusetts State Health &
             Educational Facilities,
             Fallon Healthcare, (INS: FSA) 6.75%,
             6/01/20,
   10,000    Prerefunded 6/01/01                                    10,219
                                                                   -------
                                                                    35,219
                                                                   -------



Principal Amount                                             Amortized Cost
 (in thousands)                                              (in thousands)
----------------                                             --------------

           MICHIGAN  4.3%
           Iron Mountain City School District, (INS: AMBAC)
  $ 1,700    6.30%, Prerefunded 5/01/01                           $   1,726
           Michigan State Building Authority,
             (INS: AMBAC) Series II, 6.00%,
    3,900    Prerefunded 10/01/01                                     3,926
           Michigan State, Hospital
             Finance Authority, Daughters Charity,
    4,355    Michigan State, Hospital Finance Authority,
             (LOC: National City) Hospital Equipment                  4,514
   15,000    Program A, 4.15%, 12/01/23*#                            15,000
           Michigan State, Hospital Finance Authority,
             Mercy Mount Clemens, 6.00%,
    2,250    Prerefunded 5/15/01                                      2,251
                                                                   --------
                                                                     27,417
                                                                   --------

           MINNESOTA  1.5%
           Minneapolis Community Development Agency,
    4,850    Northern States Power, 4.45%, 3/01/11*#                  4,850
           Minnesota State Higher Educational Authority,
             Bethal College, (LOC: Allied Irish)
    4,745    4.30%, 4/01/28*#                                         4,745
                                                                   --------
                                                                      9,595
                                                                   --------

             NEBRASKA  0.5%
           Omaha, Nebraska Auditorium
             Facilities Corporation,
    3,000    Revenue Bonds, 4.45%, 8/15/01                            3,001
                                                                   --------

           NEVADA  1.2%
           ABN AMRO Munitops Certificates Trust:
    6,000    Series 1998-1, 4.42%, 4/05/06*#                          6,000
             Nevada State, 6.00%, 5/01/09,
    1,500    Prerefunded 5/01/01                                      1,515
                                                                   --------
                                                                      7,515
                                                                   --------

           NEW HAMPSHIRE  0.6%
           New Hampshire Higher Education &
             Health Facilities,
    4,000    (INS: AMBAC) Series G, 4.27%, 12/01/25*#                 4,000
                                                                   --------

           NEW YORK  0.4%
           New York City, GO,
    2,855    7.75%, Prerefunded 8/15/01                               2,926
                                                                   --------

           NORTH CAROLINA  3.5%
           North Carolina Educational Facilities,
             Var-Bowman Grey School,
             (LOC: Wachovia Bank)
    5,300    4.15%, 9/01/20*#                                         5,300
           University of North Carolina
             - Chapel Hill,
   17,500    4.00%, Prerefunded 5/01/01                              17,500
                                                                   --------
                                                                     22,800
                                                                   --------

           NORTH DAKOTA  0.4%
           North Dakota Rural Water Financing Corporation,
    2,435    (GTY: CDC Funding Corp.) 5.25%, 1/15/02                  2,464
                                                                   --------

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

TAX-EXEMPT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

Principal Amount                                             Amortized Cost
 (in thousands)                                              (in thousands)
----------------                                            ---------------

           OHIO  10.3%
           Cleveland, Ohio Income Tax Revenue,
  $ 5,815    (INS: AMBAC) 4.15%, 5/15/24*#                        $   5,815
           Columbus, Ohio, GO,
    3,000    (LOC: W. Deutsche Landesbank)
             4.10%, 12/01/17*#                                        3,000
           Columbus, Ohio Sewer Revenue,
    1,200    4.20%, 6/01/11*#                                         1,200
           Cuyahoga County, Ohio, Cleveland Clinic
    4,295    Hospital Revenue, (LOC: Chase) 4.20%, 1/01/24*#          4,295
    7,205    Hospital Revenue, (LOC: Chase) 4.20%, 1/01/25*#          7,205
           Hamilton County, Ohio Hospital Revenue,
    2,800    (INS: MBIA) 4.10%, 1/01/18*#                             2,800
           Ohio State Air Quality Development Authority:
             Cincinnati Gas & Electric, Series A,
    4,000    (LOC: Morgan GTY)  4.40%, 12/01/15*#                     4,000
             Cincinnati Gas & Electric, Series B,
    7,900    (LOC: Morgan GTY)  4.40%, 12/01/15*#                     7,900
           Ohio State Air Quality Development Authority:
             Ohio Edison Project, Series A, (LOC: First Union)
    4,800    4.30%, 2/01/14*#                                         4,800
             Ohio Edison Project, Series C, (LOC: First Union)
    3,150    4.40%, 6/01/23*#                                         3,150
           Ohio State Building Authority,
    4,425    Administration Building, 5.50%, 10/01/01                 4,467
           Ohio State University General Receipts:
    2,200    Revenue Bonds, 4.00%, 12/01/14*#                         2,200
    3,000    Revenue Bonds, 4.05%, 12/01/17*#                         3,000
    3,000    Revenue Bonds, 4.05%, 12/01/27*#                         3,000
           Salem Ohio Civic Facilities Revenue,
             Community Center Project,
             (LOC: National City)
    9,500    4.35%, 6/01/27*#                                         9,500
                                                                   --------
                                                                     66,332
                                                                   --------

           OKLAHOMA  1.4%
           Tulsa Industrial Authority Revenue,
             University of Tulsa, (INS: MBIA)
    5,000    4.00%, 10/01/26*#                                        5,000
           Tulsa Public Facilities Authority,
    4,000    Ogden Martin Systems, (INS: AMBAC)
             5.15%, 11/01/01                                          4,033
                                                                   --------
                                                                      9,033
                                                                   --------

           PENNSYLVANIA  3.1%
           Butler County, Hospital Authority Revenue,
             North Hills Passavant Hospital, (INS: FSA)
   10,000    7.00%, Prerefunded 6/01/01                              10,222
           Philadelphia Water & Sewer
             Revenue, (INS: FSA)
    5,000    7.00%, Prerefunded 8/01/01                               5,133
           Somerset County General Authority,
             Commonwealth Lease, (INS: FGIC)
    2,300    6.25%, Prerefunded 10/15/01                              2,331
    2,000  University of Pittsburgh,
             Pitt Asset Notes, 4.00%, 4/04/02                         2,014
                                                                   --------
                                                                     19,700
                                                                   --------


Principal Amount                                             Amortized Cost
 (in thousands)                                              (in thousands)
----------------                                             --------------

           RHODE ISLAND  2.5%
           Convention Center Authority, Rhode Island,
  $12,000    (INS: MBIA) 6.70%, 5/15/20,
              Prerefunded 5/15/01                                 $  12,251
           Rhode Island Depositors Special Oligation,
    4,000    Series A, (INS: MBIA) 7.10%,
             Prerefunded 8/01/01                                      4,119
                                                                   --------
                                                                     16,370
                                                                   --------

           SOUTH CAROLINA  0.3%
           Pickens & Richland Counties
             Hospital Facilities,
             Baptist Hospital, Series A,
             (INS: AMBAC) 7.00%,
    1,805    Prerefunded 8/01/01                                      1,856
                                                                   --------

           TENNESSEE  1.5%
           Memphis, GO, Series A,
    4,200    4.30%, 8/01/04*#                                         4,200
           Nashville & Davidson Counties, GO,
    1,225    5.50%, 5/15/01                                           1,225
           Rutherford County, Industrial Development,
             Square D Company, (LOC: Societe Generale)
    4,100    4.25%, 4/01/17*#                                        4,100
                                                                   --------
                                                                      9,525
                                                                   --------

           TEXAS  9.6%
           Austin Texas, Utility Systems, Revenue Bond,
    3,500    6.75%, Prerefunded 5/15/01                               3,574
           Bexar County, Texas, Health Facilities
             Development Corporation, Retirement Community,
    7,990    Series B, (LOC: Rabobank)  4.45%, 7/01/11*#              7,990
           Bexar County, Texas, Multi-Family (LOC: West
    1,450    Deutsche Landesbank) 4.15%, 6/01/05*#                    1,450
    1,355  Dallas County, Texas, 6.10%,
             Prerefunded 8/15/01                                      1,362
           Lower Neches Valley Authority, Industrial
             Development Corporation,
   25,000    (GTY: Exxon Mobil) 4.35%, 2/01/31*#                     25,000
           Harris County, Toll Road, Series E,
   10,000    (LOC: Morgan GTY) 4.00%, 8/01/15*#                      10,000
           Houston Independent School District,
             (GTY: TXPSF)
    1,000    6.38%, Prerefunded 8/15/01                               1,006
           Mesquite Independent School District,
    2,000    6.60%, Prerefunded 8/15/01                               2,020
           North Central Texas Health
             Facilities Development,
    2,000    6.85%, 5/15/16, Prerefunded 5/15/01                      2,042
           Texas Higher Education Authority, (INS: FGIC)
    1,830    4.00%, 12/01/25*#                                        1,830
           Texas State Tax & Revenue
             Anticipation Notes,
    5,000    5.25%, 8/31/01                                           5,015
                                                                   --------
                                                                     61,289
                                                                   --------

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

TAX-EXEMPT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

Principal Amount                                            Amortized Cost
 (in thousands)                                              (in thousands)
----------------                                             --------------

           UTAH  0.8%
           Salt Lake City Industrial Development, Parkview
  $ 1,100    Plaza, (LOC: Bank One) 4.05%, 12/01/14*#              $  1,100
           Salt Lake County Pollution Control, Service
             Station Holdings, (GTY: British Petroleum)
    2,000    4.35%, 8/01/07*#                                         2,000
           Uinitah County Pollution Control Revenue,
    1,855    (INS: MBIA) 10.50%, Prerefunded 6/15/01                  1,869
                                                                   --------
                                                                      4,969
                                                                   --------

           VIRGINIA  0.2%
    1,000  Fairfax County, GO, 4.25%, 6/01/01                         1,001
                                                                   --------

           Washington  5.8%
           ABN AMRO Munitops Certificates Trust:
    5,000    Series 1999-12, 4.42%, 4/05/06*#                         5,000
           Washington State, GO,
    4,000    Series B, 6.70%, Prerefunded 6/01/01                     4,013
           Washington State Health Care
             Facilities Authority:
             Hutchinson Cancer, (LOC: Morgan GTY)
    7,600    4.50%, 1/01/23*#                                         7,600
             Hutchinson Cancer, Series B,
             (LOC: Morgan GTY)
    3,100    4.50%, 1/01/18*#                                         3,100
           Washington State Housing Finance - Community,
             Multifamily Mortgage, (LOC: FHLB)
    6,470    4.00%, 10/01/20*#                                        6,470
           Washington State Housing Finance - Community,
             Panorama City Project, (LOC: Keybank)
   11,195    4.70%, 1/01/27*#                                        11,195
                                                                   --------
                                                                     37,378
                                                                   --------

           WISCONSIN  3.5%
           Northwestern Mutual Life, Tax-Exempt,
       83    Mortgage Certificates 7.57%, 2/15/09*#                      83
           Wisconsin State Health &
             Educational Facilities,
             Marshfield Clinic, (LOC: Morgan GTY)
    8,000    4.25%, 6/01/10*#                                         8,000
           Wisconsin State Health &
             Educational Facilities,
             Blood Center, (LOC: Marshall & Isley Bank)
    1,900    4.40%, 6/01/19*#                                         1,900
           Wisconsin State Health &
             Educational Facilities,
             Sinai Samaritan, (LOC: Marshall & Isley Bank)
    2,405    4.34%, 9/01/19*#                                         2,405
           Wisconsin State Health &
             Educational Facilities:
             St. Lukes Medical Center, (INS: MBIA)
    2,000    7.10%, Prerefunded 8/15/01                               2,055
             St. Lukes Medical Center, (INS: MBIA)
    8,150    7.10%, Prerefunded 8/15/01                               8,377
                                                                   --------
                                                                    22,820
                                                                   --------

           WYOMING  0.9%
           Platte County, Wyoming, Pollution Control,
    5,600    Tri-State Generation, (GTY: CFC)
             4.65%, 7/01/14*#                                         5,600
                                                                   --------

           Total Municipal Bonds                                    618,884
                                                                   --------


Number of Shares                                            Amortized Cost
 (in thousands)                                             (in thousands)
----------------                                            --------------

           INVESTMENT COMPANIES  4.2%
   16,490  Financial Square Tax-Exempt
             Money Market Fund                                      $16,490
   10,296  Tax Free Cash Reserves                                    10,296
                                                                   --------

           Total Investment Companies                                26,786
                                                                   --------

           Total Investments  100.6%                                645,670
                                                                   --------

           Liabilities, less Other Assets   (0.6)%                   (3,797)
                                                                   --------

           NET ASSETS  100.0%                                      $641,873
                                                                   ========

           * Variable rate security
           # Stated maturity with option to put

           AMBAC - American Municipal Bond Assurance Corporation
           CFC - National Rural Utilities Cooperative Finance Corporation FGIC - Financial Guaranty Insurance Corporation
           FSA - Financial Security Assistance
           GO - General Obligation
           GTY - Guaranty INS - Insured
           LOC - Letter of Credit
           MBIA - Municipal Bond Insurance Association

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

OHIO TAX-EXEMPT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

Principal Amount                                             Amortized Cost
 (in thousands)                                              (in thousands)
----------------                                             --------------

           OHIO SHORT-TERM INVESTMENTS 99.0%
           OHIO SHORT-TERM MUNICIPALS 95.4%
           Big Walnut School District,
             Delaware County, 7.30%, 6/01/15,
   $1,000    Prerefunded 6/01/01                                   $  1,023
           Clermont County Hospital Facilities Revenue,
    1,265    Mercy Health, 7.50%, 9/01/19,
             Prerefunded 9/01/01                                      1,278
           Cleveland Income Tax Revenue (INS: AMBAC),
    2,801    4.15%, 5/15/24*#                                         2,801
           Columbus General Obligation:
    3,060    Series 1, 4.25%, 6/15/01                                 3,066
    1,000    Series 2, 5.00%, 6/15/01                                 1,001
    4,725    Series 2, 5.50%, 6/15/01                                 4,736
    2,000  Columbus Sewer Improvement Bonds, 6.50%,
             9/15/01                                                  2,023
           Cuyahoga County Hospital Revenue -
             Cleveland Clinic
    2,920    (LOC: Morgan Guarantee)  4.20%, 1/1/26*#                 2,920
           Cuyahoga County Hospital Revenue -
             University Hospital Health
             Systems, Inc.,  (INS: AMBAC)
    3,000    4.25%, 1/15/29*#                                         3,000
           Fairfield County Hospital Improvement Revenue -
             Lancaster-Fairfield Community Hospital,
    2,000    7.10%, 6/15/21, Prerefunded 6/15/01                      2,047
           Franklin County Hospital Revenue -
             U.S. Health Corp. of Columbus,
    2,935     (LOC: Morgan Guarantee) 4.15%, 12/1/11*#                2,935
           Hamilton County Hospital Facilities Series A
             Revenue - Health Alliance of
             Greater Cincinnati,
      400    (INS: MBIA) 4.10%, 1/01/18*#                               400
           Hamilton County Sewer System
              Series A Revenue,
    2,000    6.70%, 12/01/13, Prerefunded 6/01/01                     2,044
           Mansfield Hospital Improvement Revenue,
             Mansfield General Hospital,
             6.70%, 12/01/09,
    2,000    Prerefunded 12/01/01                                     2,065
           Middleburg Heights Hospital
              Improvement Revenue
    2,700    (LOC: Keybank), 4.30%, 8/15/22*#                         2,700
           Northeast Ohio Regional Sewer
             District Waste Revenue:
    1,500    6.30%, 11/15/01                                          1,516
    2,250    6.50%, 11/15/16, Prerefunded 11/15/01                    2,299
    1,000  Ohio State, General Obligation,
             6.50%, 9/01/01                                           1,012
           Ohio State Air Quality Development Authority,
             Duquesne Light Company, (INS: AMBAC)
    1,190    4.00%, 10/01/27*#                                        1,190
           Ohio State Common Schools Capital Facilities,
    3,040    Series A, 5.00%, 6/15/01                                 3,048
           Ohio State Highway Improvement Series D,
    3,650    General Obligation, 4.00%, 5/01/01                       3,650
           Ohio State Public Facilities Community:
             Higher Education, Series II-A, 6.30%, 5/01/06,
    2,000    Prerefunded 5/01/01                                      2,040
    3,000    Higher Education, Series II-B,
             4.50%, 6/01/01                                           3,004
           Ohio State Revenue,
    3,000    New State Infrastructure,
             Series 1, 5.00%, 12/15/01                                3,013

Principal Amount                                             Amortized Cost
 (in thousands)                                              (in thousands)
----------------                                             --------------

           OHIO SHORT-TERM MUNICIPALS  95.4% (CONT.)
           Ohio State University General
             Receipts Revenue,
   $2,500    4.05%, 12/01/07*#                                     $  2,500
           Ohio State Water Development Authority:
    1,500    General Motors Corporation,
             4.30%, 4/01/09*#                                         1,500
             Cleveland Electric Illumination,
             (LOC: Barclays)
    3,000    4.25%, 8/01/20*#                                         3,000
           Warren County Health Care Facilites Authority:
             Otterbein Homes, 7.20%, 7/01/11,
    1,200    Prerefunded 7/01/01                                      1,231
             Otterbein Homes, (LOC: Fifth Third Bank)
    4,800    4.15%, 7/01/23*#                                         4,800
                                                                   --------

           Total Ohio Short-Term Municipals                          67,842
                                                                   --------

  Number of
   Shares
(in thousands)
--------------

           INVESTMENT COMPANY 3.6%
    2,544  Touchstone Ohio Tax-Free Money Fund                        2,544
                                                                   --------

           Total Investment Company                                   2,544
                                                                   --------

           Total Investments  99.0 %                                 70,386
                                                                   --------

           Other Assets, less Liabilities  1.0%                         717
                                                                   --------

           TOTAL NET ASSETS  100.0%                                 $71,103
                                                                   ========

           * Variable rate security
           # Stated maturity with option to put

           AMBAC - American Municipal Bond Assurance Company
           INS - Insured
           LOC - Letter of Credit
           MBIA - Municipal Bond Insurance Association

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

Principal Amount                                             Amortized Cost
 (in thousands)                                              (in thousands)
----------------                                             --------------

           U.S. GOVERNMENT AGENCIES  88.2%
           FEDERAL FARM CREDIT BANK  13.4%
           Federal Farm Credit Bank Discount Notes:
   $2,778    6.04%, 6/01/01                                        $  2,764
    2,000    4.75%, 6/07/01                                           1,990
    3,000    4.62%, 8/03/01                                           2,964
    2,000    4.85%, 8/03/01                                           1,975
                                                                   --------
                                                                      9,693
                                                                   --------

           FEDERAL HOME LOAN MORTGAGE CORPORATION  47.5%
           Federal Home Loan Mortgage Corporation
             Discount Notes:
    4,500    4.80%, 5/01/01                                           4,500
    5,000    5.29%, 5/04/01                                           4,998
    5,000    4.85%, 5/09/01                                           4,995
    3,000    5.16%, 5/10/01                                           2,996
    4,000    4.91%, 5/16/01                                           3,992
    2,000    5.14%, 5/18/01                                           1,995
    4,000    4.70%, 5/29/01                                           3,985
    4,000    5.06%, 6/15/01                                           3,975
    3,000    4.98%, 6/20/01                                           2,979
                                                                   --------
                                                                     34,415
                                                                   --------

           FEDERAL NATIONAL MORTGAGE ASSN.  25.3%
           Federal National Mortgage Assn. Discount Notes:
    1,500    5.26%, 5/01/01                                           1,500
    5,000    5.29%, 5/10/01                                           4,995
    6,000    4.36%, 5/24/01                                           5,983
    3,500    5.35%, 5/24/01                                           3,488
    2,000    5.27%, 5/31/01                                           1,991
      350    6.61%, 5/08/02                                             357
                                                                   --------
                                                                     18,314
                                                                   --------

           OTHER  2.0%
           Tennessee Valley Authority Discount Notes,
    1,478    4.05%, 5/01/02                                           1,417
                                                                   --------

           Total U.S. Government Agencies                            63,839
                                                                   --------

Number of Shares                                             Amortized Cost
 (in thousands)                                              (in thousands)
----------------                                             --------------
           INVESTMENT COMPANY  12.2%
    8,856  First American Government Obligations Fund              $  8,856
                                                                   --------

           Total Investment Company                                   8,856
                                                                   --------

           Total Investments  100.4%                                 72,695
                                                                   --------

           Liabilities, less Other Assets  (0.4)%                      (308)
                                                                   --------

           NET ASSETS  100.0%                                       $72,387
                                                                   ========


                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

U.S. TREASURY MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

Principal Amount                                             Amortized Cost
 (in thousands)                                              (in thousands)
----------------                                             --------------

           U.S. TREASURIES  41.3%
           U.S. TREASURY BILLS  33.6%
$ 250,000    5.51%, 5/03/01                                      $  249,924
  112,500    5.00%, 5/10/01                                         112,359
  200,000    4.92%, 5/17/01                                         199,562
  150,000    5.15%, 5/24/01                                         149,507
  175,000    5.22%, 6/07/01                                         174,061
  200,000    5.12%, 6/14/01                                         198,748
  100,000    5.38%, 7/05/01                                          99,029
  200,000    4.91%, 7/19/01                                         197,843
  100,000    4.93%, 7/26/01                                          98,822
  100,000    4.75%, 8/02/01                                          98,773
  100,000    4.82%, 8/16/01                                          98,566
  100,000    4.43%, 8/23/01                                          98,599
                                                                  ---------
                                                                  1,775,793
                                                                  ---------

           U.S. TREASURY NOTES  7.7%
   51,500    5.63%, 5/15/01                                          51,484
  150,000    6.50%, 5/31/01                                         150,016
    5,000    6.63%, 7/31/01                                           5,003
  100,000    6.50%, 8/31/01                                         100,474
  100,000    7.50%, 11/15/01                                        101,528
                                                                   --------
                                                                    408,505
                                                                   --------

           Total U.S. Treasuries                                  2,184,298
                                                                  ---------

           REPURCHASE AGREEMENTS  49.2%
           ABN AMRO, 4.46%, dated 4/30/01,
             due 5/01/01,
  550,000    repurchase price $550,068                              550,000
           Goldman Sachs, 4.46%, dated
             4/30/01, due 5/01/01,
  650,000    repurchase price $650,081                              650,000
           Warburg Dillon Read, 4.50%,
             dated 4/30/01,
1,400,000    due 5/01/01, repurchase price
             $1,400,175                                           1,400,000
                                                                  ---------

           Total Repurchase Agreements                            2,600,000
                                                                  ---------

   Number
  of Shares                                                  Amortized Cost
(in thousands)                                               (in thousands)
-------------                                                --------------

           INVESTMENT COMPANY  9.7%
  512,542  First American Treasury Obligations Fund             $   512,542
                                                                   --------

           Total Investment Company                                 512,542
                                                                   --------

           Total Investments  100.2%                              5,296,840
                                                                  ---------

           Liabilities, less Other Assets  (0.2)%                   (10,357)
                                                                   --------

           NET ASSETS 100.0%                                     $5,286,483
                                                                 ==========


                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

NOTES TO THE FINANCIAL STATEMENTS
(UNAUDITED)

1. ORGANIZATION
   Firstar Funds, Inc. (the "Company") was incorporated on
February 15, 1988, as a Wisconsin Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Institutional Money Market, Money Market, Tax-Exempt Money Market, Ohio Tax-Exempt Money Market, U.S. Government Money Market, U.S. Treasury Money Market, Short-Term Bond, Intermediate Bond, U.S. Government Securities, Aggregate Bond, Bond IMMDEX(TM), Strategic Income, Tax-Exempt Intermediate Bond, Missouri Tax-Exempt Bond, National Municipal Bond, Balanced Income, Balanced Growth, Growth & Income, Equity Income, Relative Value, Equity Index, Large Cap Core Equity, Large Cap Growth, International Value, International Growth, MidCap Index, MidCap Core Equity, Small Cap Index, Small Cap Core Equity, Science & Technology and MicroCap Funds (the "Funds"), are separate, diversified investment portfolios of the Company.

   The Company offers two classes of shares in the Money Market Funds, Series A Shares and Institutional shares (except that the Institutional Money Market Fund and the Money Market Fund each offer only one class of shares).

   The Company offers Series A, Series B, Series Y and Series Institutional shares in the non-money market funds. Series A shares are sold with a front-end sales charge. Series B shares may be subject to a contingent deferred sales charge for six years and automatically convert to Series A shares after six years. Series Y shares have no sales charge and are offered to certain trust, agency and custodial accounts. Series Institutional shares have no sales charge and are offered only to qualifying institutional investors.

   The Funds' prospectuses provide descriptions of each Fund's investment objective, policies and strategies. All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of shareholder servicing fees and/or distribution fees charged may differ among classes.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

a) Investment Valuation - Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on a national securities exchange. Exchange-traded securities for which there were no transactions are valued at the current bid prices, with the exception of the International Value Fund, which is valued at the average of the current bid and asked prices. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Investments in the money market funds and instruments with a maturity of 60 days or less are valued on the basis of amortized cost for financial reporting purposes and federal income tax purposes, which approximates market value. Variable rate demand notes and funding agreements are valued at cost which approximates market value. Open-end investment companies are valued at net asset value which approximates market value. Securities for which market quotations are not readily available and other assets are valued at fair market value as determined by the investment adviser under the supervision of the Board of Directors. At April 30, 2001, the MicroCap Fund held five such securities which represented 2.61% of investments, at value. Portfolio securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined through the consideration of other factors by or under the direction of the Board of Directors. Quotations of foreign securities in foreign currency are converted to United States ("U.S.") dollar equivalents using the foreign exchange quotation in effect at the time net asset value is computed. Foreign securities held by the International Value Fund may trade in their local markets on days the U.S. exchanges are closed, and the International Value Fund's net asset value may, therefore, change on days when investors may not purchase or redeem Fund shares.

b) Income and Expenses - The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory, administration and certain shareowner service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Company's portfolios in proportion to their respective net assets, number of shareholder accounts, or net sales, where applicable. For Funds with more than one class of shares, net investment income other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current day's capital share activity of the respective class).

c) Federal Income Taxes - It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and each Fund intends to distribute substantially all investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

(LOGO) FIRSTAR FUNDS

   For federal income tax purposes, the following Funds had capital loss carryforwards, in thousands, as of October 31, 2000, which are available to offset future capital gains, if any:

Fund                                       Amount     Expires
----                                       ------     -------
U.S. Government Securities Fund           $   325       2004
                                              280       2005
                                               89       2006
                                              445       2007
                                              712       2008
                                           ------
                                           $1,851
                                           ======
Aggregate Bond Fund                       $   821       2007
                                            1,529       2008
                                          -------
                                           $2,350
                                           ======
National Municipal Bond Fund              $   343       2007
                                            1,499       2008
                                          -------
                                           $1,842
                                           ======
Short-Term Bond Fund                         $980       2002
                                              189       2003
                                               79       2004
                                            1,082       2005
                                              604       2007
                                              497       2008
                                          -------
                                           $3,431
                                           ======
International Value Fund                   $4,919       2006
                                            3,881       2007
                                            2,509       2008
                                          -------
                                          $11,309
                                          =======
Intermediate Bond Fund                       $155       2007
                                          =======
Tax-Exempt Intermediate Bond Fund            $209       2008
                                          =======
Strategic Income Fund                     $29,123       2006
                                          =======
Science & Technology Fund                  $1,429       2008
                                          =======

d) Distributions to Shareholders - Dividends from net investment income of the Money Market, Tax-Exempt Money Market, U.S. Government Money Market, Institutional Money Market, Ohio Tax-Exempt Money Market and the U.S. Treasury Money Market Funds are declared daily and paid monthly. Dividends from net investment income of the Short-Term Bond, Intermediate Bond, U.S. Government Securities, Aggregate Bond, Bond IMMDEX(TM), Strategic Income, Tax-Exempt Intermediate Bond, Missouri Tax-Exempt Bond and National Municipal Bond Funds are declared and paid monthly. Dividends from net investment income, if any, are declared and paid quarterly for the Balanced Income, Balanced Growth, Growth & Income, Equity Index, MidCap Index, Equity Income, Relative Value and Small Cap Index Funds and annually for the Large Cap Core Equity, Large Cap Growth, International Growth, Small Cap Core Equity, Science & Technology, MidCap Core Equity, MicroCap and International Value Funds. Distributions of net realized capital gains, if any, will be declared at least annually. Certain Funds may also utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction. Accordingly, reclassifications are made within the net asset accounts for such amounts, as well as amounts related to permanent differences in the character of certain income and expense items for income tax and financial reporting purposes.

e) Futures Transactions - In order to gain exposure to or protect against changes in the market, certain Funds (including the Equity Index, MidCap Index and MidCap Core Equity Funds) may enter into S&P Stock Index futures contracts and other stock futures contracts.

   Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. government securities in an amount equal to five percent of the purchase price indicated in the futures contract (initial margin). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contract is closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

f) When-Issued and Delayed Delivery Transactions - The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

g) Foreign Currency Translations - The books and records of the International Value Fund and International Growth Fund are maintained in U.S.dollars. Foreign currencies, investments, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, and income and expenses denominated in foreign currencies are translated on the respective dates of such transactions. Unrealized gains and losses on investments which result from changes in foreign currency exchange rates have been included in the unrealized net appreciation (depreciation) on investments. Foreign currency exchange gains and losses included in net appreciation (depreciation) on foreign currency and net realized gains and losses on foreign currency include foreign currency gains and losses between trade date and settlement date on investment securities transactions and foreign currency transactions; such amounts are considered net investment income (loss) for tax purposes. The portion of the foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase date and subsequent sale date of a security is included in realized gains and losses on investment transactions.

h) Option Contracts Written - The Strategic Income Fund, Large Cap Growth Fund and Science &Technology Fund may write "covered" call option contracts.
These Funds may also write put options. A written option obligates the Funds to deliver (a call) or to receive (a put) the contract amount upon exercise by the holder of the option. The principal reason for writing call or put options is to obtain

(LOGO) FIRSTAR FUNDS

through receipt of premiums, a greater current return than would be realized on underlying securities alone. By writing call options, the Fund may forego potential gains on the underlying security. By writing a put option, the Fund risks becoming obligated to purchase the underlying security for more than its current market price upon exercise. Premiums received from writing options are recorded as an asset and a corresponding liability and an unrealized gain or loss is measured by the difference between the current value and the premium received. For the six months ended April 30, 2001, the Strategic Income Fund, Large Cap Growth Fund and Science &Technology Fund had net realized gain (loss), in thousands, on options contracts, written and purchased, of $721, $359 and $536, respectively. The following is a summary of the Strategic Income Fund, Large Cap Growth Fund and Science & Technology Fund written options activity (in thousands):

                                    STRATEGIC INCOME FUND
                                    ---------------------
                                  NUMBER OF
                                   CONTRACTS     PROCEEDS*
                                  ---------      --------
Outstanding at October 31, 2000    2,175         $  469
Contracts opened                     700            114
Contracts exercised                 (748)          (198)
Contracts closed                  (2,127)          (385)
                                  ------          ------
Outstanding at April 30, 2001       --             $ --
                                  ======          ======

                                    LARGE CAP GROWTH FUND
                                    ---------------------
                                  NUMBER OF
                                   CONTRACTS     PROCEEDS*
                                  ---------      --------
Outstanding at October 31, 2000      945         $  238
Contracts opened                   2,600            670
Contracts expired                   (340)          (149)
Contracts exercised               (1,580)          (377)
Contracts closed                    (900)          (234)
                                  ------          ------
Outstanding at April 30, 2001        725         $  148
                                  ======          ======

                                  SCIENCE & TECHNOLOGY FUND
                                  -------------------------
                                  NUMBER OF
                                   CONTRACTS     PROCEEDS*
                                  ---------      --------
Outstanding at October 31, 2000      195         $  253
Contracts opened                   1,355            670
Contracts expired                    (50)          (218)
Contracts exercised                 (267)           (17)
Contracts closed                    (983)          (537)
                                  ------          ------
Outstanding at April 30, 2001        250         $  151
                                  ======          ======

*Represents premium received less commissions paid.

i) Organization Costs - The Funds bear all costs in connection with their organization, including the fees and expenses of registering and qualifying shares for distribution under federal and state securities laws. All such costs are amortized using the straight-line method over a period of five years from the date each Fund commenced operations: from November 18, 1996 for the National Municipal Bond Fund, from February 27, 1997 for the Equity Income Fund, from December 1, 1997 for the Balanced Income Fund and from August 1, 1995 for the Microcap Fund.

j) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

k) Other - Investment and shareholder transactions are recorded on the trade date. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds. Interest income is recognized on an accrual basis. Discounts and premiums on securities are amortized over the life of the respective security. Discounts and premiums on securities with put provisions are amortized to the earlier of the put date or maturity. Realized gains and losses from investment transactions are determined by comparing the net sale proceeds to an identified cost basis. Transactions in capital shares at $1.00 per share for the money market funds are shown in the Statement of Changes in Net Assets.

(LOGO) FIRSTAR FUNDS



3. CAPITAL SHARE TRANSACTIONS
   (IN THOUSANDS)                                  SHORT-TERM                    INTERMEDIATE                  U.S. GOVERNMENT
                                                    BOND FUND                      BOND FUND                   SECURITIES FUND
                                           --------------------------     --------------------------     --------------------------
                                                 For the six    For the       For the six    For the      For the six For the eleven
                                               months ended  year ended     months ended  year ended    months ended  months ended
                                                 April 30,   October 31,      April 30,   October 31,     April 30,    October 31,
                                                   2001         2000            2001         2000          2001          2000
                                              -------------  ------------  ------------  ------------  ------------- -------------
Capital Transactions:
Retail A shares:
  Proceeds from shares issued                    $   3,793    $   2,924    $   5,137    $   2,820      $   283           $    49
  Shares issued in connection with
     the acquisition of
     Stellar/Mercantile Fund Assets                   --           --            429         --          2,628              --
  Dividends reinvested                               1,077        2,940          549        1,235          116               168
  Cost of shares redeemed                           (7,712)     (21,526)      (3,556)     (10,422)        (882)           (1,219)
                                                  ---------   ---------    ---------    ---------    ---------         ---------
  Retail A shares capital transactions              (2,842)     (15,662)       2,559       (6,367)       2,145            (1,002)
                                                 ---------    ---------    ---------    ---------    ---------         ---------
Retail B shares:
  Proceeds from shares issued                          511          349          426          160          249                 8
  Shares issued in connection with
     the acquisition of
     Stellar/Mercantile Fund Assets                   --           --           --           --          1,377              --
  Dividends reinvested                                  20           28           11           14           25                 8
  Cost of shares redeemed                              (24)        (145)         (22)         (86)         (87)             (158)
                                                 ---------    ---------    ---------    ---------    ---------         ---------
  Retail B shares capital transactions                 507          232          415           88        1,564              (142)
                                                 ---------    ---------    ---------    ---------    ---------         ---------
Institutional shares:
  Proceeds from shares issued                       51,884       42,062       88,466      207,558       17,091            18,386
  Shares issued in connection with
     the acquisition of
     Stellar/Mercantile Fund Assets                   --           --         34,159         --        146,766                --
  Dividends reinvested                               2,297        4,489        5,035       10,534        1,016               286
  Cost of shares redeemed                          (26,707)     (45,012)     (82,079)     (95,065)     (20,912)          (37,574)
                                                 ---------    ---------    ---------    ---------    ---------         ---------
  Institutional shares capital transactions         27,474        1,539       45,581      123,027      143,961           (18,902)
                                                 ---------    ---------    ---------    ---------    ---------         ---------
Y shares:
  Proceeds from shares issued                          109         --            238         --            858             2,581
  Shares issued in connection with
     the acquisition of
     Stellar/Mercantile Fund Assets                   --           --             40         --            156              --
  Dividends reinvested                                   1         --              1         --            171               370
  Cost of shares redeemed                               (2)        --            (43)        --           (933)           (6,384)
                                                 ---------    ---------    ---------    ---------    ---------         ---------
  Y shares capital transactions                        108         --            236         --            252            (3,433)
                                                 ---------    ---------    ---------    ---------    ---------         ---------
Total net increase (decrease) from
     capital transactions                        $  25,247    $ (13,891)   $  48,791    $ 116,748     $147,922         $ (23,479)
                                                 =========    =========    =========    =========    =========         =========
SHARE TRANSACTIONS:
Retail A shares:
  Issued                                               365          290          491          281           26                 5
  Shares issued in connection with
     the acquisition of
     Stellar/Mercantile Fund Assets                   --           --             41         --            252              --
  Reinvested                                           105          292           53          123           11                16
  Redeemed                                            (746)      (2,133)        (341)      (1,040)         (83)             (119)
                                                 ---------    ---------    ---------    ---------    ---------         ---------
  Change in Retail A shares                           (276)      (1,551)         244         (636)         206               (98)
                                                 ---------    ---------    ---------    ---------    ---------         ---------
Retail B shares:
  Issued                                                49           35           41           16           23                 1
  Shares issued in connection with
     the acquisition of
     Stellar/Mercantile Fund Assets                   --           --           --           --            132              --
  Reinvested                                             2            3            1            1            2                 1
  Redeemed                                              (2)         (14)          (2)          (9)          (8)              (16)
                                                 ---------    ---------    ---------    ---------    ---------         ---------
  Change in Retail B shares                             49           24           40            8          149               (14)
                                                 ---------    ---------    ---------    ---------    ---------         ---------
Institutional shares:
  Issued                                             5,011        4,165        8,495       20,711        1,605             1,790
  Shares issued in connection with
     the acquisition of
     Stellar/Mercantile Fund Assets                   --           --          3,247         --         14,096              --
  Reinvested                                           223          445          485        1,053           95                28
  Redeemed                                          (2,580)      (4,466)      (7,888)       9,506       (1,959)           (3,662)
                                                 ---------    ---------    ---------    ---------    ---------         ---------
  Change in Institutional shares                     2,654          144        4,339       12,258       13,837            (1,844)
                                                 ---------    ---------    ---------    ---------    ---------         ---------
Y shares:
  Issued                                                10         --             23         --             81               253
  Shares issued in connection with
     the acquisition of
     Stellar/Mercantile Fund Assets                   --           --              4         --
  Reinvested                                             0         --              0         --             16                36
  Redeemed                                              (0)        --             (4)        --            (88)             (627)
                                                 ---------    ---------    ---------    ---------    ---------         ---------
  Change in Y shares                                    10         --             23         --              9              (338)
                                                 ---------    ---------    ---------    ---------    ---------         ---------
Total net increase (decrease)
     from share transactions                         2,437       (1,383)       4,646       11,630       14,201             (2,294)
                                                 =========    =========    =========    =========    =========         ==========

(LOGO) FIRSTAR FUNDS


3. CAPITAL SHARE TRANSACTIONS (CONT.)
   (IN THOUSANDS)                                   AGGREGATE                        BOND                         STRATEGIC
                                                    BOND FUND                    IMMDEX(TM)FUND                    INCOME FUND
                                           --------------------------     --------------------------     --------------------------
                                             For the six  For the eleven   For the six    For the        For the six For the eleven
                                            months ended   months ended   months ended  year ended      months ended  months ended
                                              April 30,     October 31,     April 30,   October 31,       April 30,    October 31,
                                                2001           2000           2001         2000             2001         2000(1)
                                            -------------  -------------  ------------ -------------    ------------- -------------
CAPITAL TRANSACTIONS:
Retail A shares:
  Proceeds from shares issued                 $     367    $      16    $   9,575    $   8,490            $   4,111    $     39
  Shares issued in connection
     with the acquisition of
     Stellar/Mercantile Fund Assets                 850         --           --           --                   --           --
  Dividends reinvested                               72          137        2,102        4,433                   19            1
  Cost of shares redeemed                          (428)      (1,090)     (11,440)     (26,710)                 (99)        (15)
                                              ---------    ---------    ---------    ---------            ---------    ---------
  Retail A shares capital transactions              861         (937)         237      (13,787)               4,031          25
                                              ---------    ---------    ---------    ---------            ---------    ---------
Retail B shares:
  Proceeds from shares issued                        91           44        2,422        1,718                2,346       12,961
  Shares issued in connection
     with the acquisition of
     Stellar/Mercantile Fund Assets                --           --           --           --                   --             --
  Dividends reinvested                               10           24           90          114                  764        2,817
  Cost of shares redeemed                          (123)        (135)        (122)      (1,051)            (113,120)     (45,654)
                                              ---------    ---------    ---------    ---------            ---------    ---------
  Retail B shares capital transactions              (22)         (67)       2,390          781             (110,010)     (29,876)
                                              ---------    ---------    ---------    ---------            ---------    ---------
Institutional shares:
  Proceeds from shares issued                     8,373       12,159      157,785      188,018              107,218           --
  Shares issued in connection
     with the acquisition of
     Stellar/Mercantile Fund Assets             138,136         --           --           --                   --             --
  Dividends reinvested                              914        1,758       11,035       19,999                  554           --
  Cost of shares redeemed                       (18,210)     (34,092)     (62,779)    (154,741)             (10,345)          --
                                              ---------    ---------    ---------    ---------            ---------    ---------
  Institutional shares capital transactions     129,213      (20,175)     106,041       53,276               97,427           --
                                              ---------    ---------    ---------    ---------            ---------    ---------
Y shares:
  Proceeds from shares issued                     5,789       14,507          522         --                    117           --
  Shares issued in connection
     with the acquisition of
     Stellar/Mercantile Fund Assets              19,079         --           --           --                   --             --
  Dividends reinvested                              835          503            4         --                      0           --
  Cost of shares redeemed                        (5,185)      (5,177)         (12)        --                    (28)          --
                                              ---------    ---------    ---------    ---------            ---------    ---------
  Y shares capital transactions                  20,518        9,833          514         --                     89           --
                                              ---------    ---------    ---------    ---------            ---------    ---------
Total net increase (decrease)
     from capital transactions                $ 150,570    $ (11,346)   $ 109,182    $  40,270            $  (8,463)  $ (29,851)
                                              =========    =========    =========    =========            =========   =========
SHARE TRANSACTIONS:
Retail A shares:
  Issued                                             36            2          338          308                  460            5
  Shares issued in connection
     with the acquisition of
     Stellar/Mercantile Fund Assets                 385         --           --           --                   --             --
  Reinvested                                          7           14           75          163                    2            0
  Redeemed                                          (42)        (112)        (404)        (979)                 (11)         (2)
                                              ---------    ---------    ---------    ---------            ---------    ---------
  Change in Retail A shares                         386          (96)           9         (508)                 451           3
                                              ---------    ---------    ---------    ---------            ---------    ---------
Retail B shares:
  Issued                                              9            4           85           64                  298        1,545
  Shares issued in connection
     with the acquisition of
     Stellar/Mercantile Fund Assets                --           --           --           --                   --            --
  Reinvested                                          1            3            3            4                   88          335
  Redeemed                                          (12)         (14)          (4)         (38)             (13,195)     (5,426)
                                              ---------    ---------    ---------    ---------            ---------    ---------
  Change in Retail B shares                          (2)          (7)          84           30              (12,809)     (3,546)
                                              ---------    ---------    ---------    ---------            ---------    ---------
Institutional shares:
  Issued                                            815        1,246        5,580        6,901               12,479           --
  Shares issued in connection
     with the acquisition of
     Stellar/Mercantile Fund Assets              13,773         --           --           --                   --             --
  Reinvested                                         89          179          393          736                   63           --
  Redeemed                                       (1,776)      (3,480)      (2,217)      (5,692)              (1,177)          --
                                              ---------    ---------    ---------    ---------            ---------    ---------
  Change in Institutional shares                 12,901       (2,055)       3,756        1,945              (11,365)          --
                                              ---------    ---------    ---------    ---------            ---------    ---------
Y shares:
  Issued                                            562        1,479           18         --                     13           --
  Shares issued in connection
     with the acquisition of
     Stellar/Mercantile Fund Assets               1,912         --           --           --                   --             --
  Reinvested                                         82           51            0         --                      0           --
  Redeemed                                         (507)        (525)          (0)        --                     (3)          --
                                              ---------    ---------    ---------    ---------            ---------    ---------
  Change in Y shares                              2,049        1,005           18         --                     10           --
                                              ---------    ---------    ---------    ---------            ---------    ---------
Total net increase (decrease) from
    share transactions                           15,334       (1,153)       3,867        1,467              (23,173)     (3,543)
                                              =========    =========    =========    =========           ==========    ========

(1) Capital Share activity for the Series A shares is for the period March 31, 2000 (commencement of operations) to October 31, 2000 for the Strategic Income Fund.

(LOGO) FIRSTAR FUNDS

   (IN THOUSANDS)



                                            TAX-EXEMPT INTERMEDIATE           MISSOURI TAX-EXEMPT            NATIONAL MUNICIPAL
                                                    BOND FUND                      BOND FUND                      BOND FUND
                                          ----------------------------    --------------------------     --------------------------
                                             For the six    For the    For the six For the eleven     For the six For the eleven
                                            months ended  year ended  months ended  months ended     months ended  months ended
                                              April 30,   October 31,   April 30,   October 31,       April 30,    October 31,
                                                2001         2000         2001         2000             2001          2000
                                            -----------   ---------    ----------  --------------    ------------- -------------
CAPITAL TRANSACTIONS:
Retail A shares:
  Proceeds from shares issued                 $    498    $  1,936    $    482    $    775          $  1,888              $  187
  Shares issued in connection with
     the acquisition of
     Stellar/Mercantile Fund Assets                 51        --          --          --                  74                   --
  Dividends reinvested                             175         572         247         544                23                   26
  Cost of shares redeemed                       (4,593)     (7,255)     (1,294)     (3,066)           (3,145)                (312)
                                              --------    --------    --------    --------          --------             --------
  Retail A shares capital transactions          (3,869)     (4,747)       (565)     (1,747)           (1,160)                 (99)
                                              --------    --------    --------    --------          --------             --------
Retail B shares:
  Proceeds from shares issued                       45         150         100         109               173                    1
  Shares issued in connection with
     the acquisition of
     Stellar/Mercantile Fund Assets               --          --          --          --                 102                   --
  Dividends reinvested                               3           5          27          72                 8                   17
  Cost of shares redeemed                         --           (25)       (271)     (1,065)             (214)                (133)
                                              --------    --------    --------    --------          --------             --------
  Retail B shares capital transactions              48         130        (144)       (884)               69                 (115)
                                              --------    --------    --------    --------          --------             --------
Institutional shares:
  Proceeds from shares issued                   24,954      57,030      11,922      41,873            23,702               19,905
  Shares issued in connection with
     the acquisition of
     Stellar/Mercantile Fund Assets             23,708        --          --          --             150,600                 --
  Dividends reinvested                             420         855         109         328               207                  32
  Cost of shares redeemed                      (19,790)    (23,893)     (7,941)    (29,598)          (31,135)
                                              --------    --------    --------    --------          --------            --------
  Institutional shares capital transactions     29,292      33,992       4,090      12,603            (7,226)            (80,417)
                                              --------    --------    --------    --------          --------            --------
Y shares:
  Proceeds from shares issued                       16        --            16        --                 160                 --
  Shares issued in connection with
     the acquisition of
     Stellar/Mercantile Fund Assets               --          --          --          --                --                   --
  Dividends reinvested                               0        --             0        --                   0                 --
  Cost of shares redeemed                          (16)       --           (16)       --                (160)                --
                                              --------    --------    --------    --------          --------            --------
  Y shares capital transactions                      0        --             0        --                   0                 --
                                              --------    --------    --------    --------          --------            --------
Total net increase (decrease) from
    capital transactions                      $ 25,471    $ 29,375    $  3,381     $ 9,972          $142,283            $(80,631)
                                              ========    ========    ========    ========          ========            ========
SHARE TRANSACTIONS:
Retail A shares:
  Issued                                            48         191          40          68               187                  20
  Shares issued in connection with
     the acquisition of
     Stellar/Mercantile Fund Assets                  4        --          --          --                   8                  --
  Reinvested                                        17          57          21          48                 2                   3
  Redeemed                                        (449)       (720)       (109)       (272)             (313)                (34)
                                              --------    --------    --------    --------          --------            --------
  Change in Retail A shares                       (380)       (472)        (48)       (156)             (116)                 (11)
                                              --------    --------    --------    --------          --------             --------
Retail B shares:
  Issued                                             5          15           9          10                12                    0
  Shares issued in connection with
     the acquisition of
     Stellar/Mercantile Fund Assets               --          --          --          --                  10                   --
  Reinvested                                         0           1           2           6                 2                    2
  Redeemed                                        --            (3)        (23)        (94)              (21)                 (14)
                                              --------    --------    --------    --------          --------             --------
  Change in Retail B shares                          5          13         (12)        (78)                3                  (12)
                                              --------    --------    --------    --------          --------             --------
Institutional shares:
  Issued                                         2,414       5,639       1,009       3,713             2,376                2,094
  Shares issued in connection with
     the acquisition of
     Stellar/Mercantile Fund Assets              2,322        --          --          --              15,573                   --
  Reinvested                                        46          85          10          29                21                    3
  Redeemed                                      (1,918)     (2,367)       (674)     (2,633)           (3,123)
                                              --------    --------    --------    --------          --------             --------
  Change in Institutional shares                 2,864       3,357         345       1,109            14,846               (8,608)
                                              --------    --------    --------    --------          --------             --------
Y shares:
  Issued                                             2        --             1        --                  16                   --
  Shares issued in connection with
     the acquisition of
     Stellar/Mercantile Fund Assets               --          --          --          --                  --                  --
  Reinvested                                         0        --             0        --                  0                   --
  Redeemed                                          (2)       --            (1)       --                (16)                  --
                                              --------    --------    --------    --------         --------             --------
  Change in Y shares                                 0        --             0        --                  0                   --
                                              --------    --------    --------    --------         --------             --------
Total net increase (decrease)
    from share transactions                      2,489       2,898         285         875           14,733              (80,631)
                                              ========    ========    ========    ========           ======              =======


(LOGO) FIRSTAR FUNDS

3. CAPITAL SHARE TRANSACTIONS (CONT.)
   (IN THOUSANDS)                                   BALANCED                       BALANCED                       GROWTH &
                                                   INCOME FUND                    GROWTH FUND                    INCOME FUND
                                           --------------------------     --------------------------     --------------------------
                                             For the six    For the         For the six    For the        For the six     For the
                                            months ended  year ended       months ended  year ended      months ended   year ended
                                              April 30,   October 31,        April 30,   October 31,       April 30,    October 31,
                                                2001         2000              2001         2000             2001          2000
                                            -----------  -------------     ------------ ------------    ------------- -------------
CAPITAL TRANSACTIONS:
Retail A shares:
  Proceeds from shares issued                 $   3,875    $   1,556      $   2,763      $   4,930        $  11,041        $  11,515
  Shares issued in connection with
     the acquisition of
     Stellar/Mercantile Fund Assets              31,485         --            7,760           --             32,096             --
  Dividends reinvested                              569          490          8,555          3,692           18,121           16,227
  Cost of shares redeemed                        (3,571)      (3,976)        (3,950)       (13,973)         (18,858)        (43,862)
                                              ---------    ---------      ---------      ---------        ---------        ---------
  Retail A shares capital transactions           32,358       (1,930)        15,128         (5,351)          42,400         (16,120)
                                              ---------    ---------      ---------      ---------        ---------        ---------
Retail B shares:
  Proceeds from shares issued                     3,003        3,525          1,882          1,538            3,395            2,425
  Shares issued in connection with
     the acquisition of
     Stellar/Mercantile Fund Assets                 223         --            1,595           --              6,762             --
  Dividends reinvested                               74          110            369             55              382              172
  Cost of shares redeemed                          (404)        (380)          (212)           (88)          (1,500)           (557)
                                              ---------    ---------      ---------      ---------        ---------        ---------
  Retail B shares capital transactions            2,896        3,255          3,634          1,505            9,039            2,040
                                              ---------    ---------      ---------      ---------        ---------        ---------
Institutional shares:
  Proceeds from shares issued                    12,132       64,263         28,648         74,157          167,385          128,142
  Shares issued in connection with
     the acquisition of
     Stellar/Mercantile Fund Assets              32,988         --           42,530           --            124,888             --
  Dividends reinvested                            1,408        1,925         25,911         12,490           46,466           39,852
  Cost of shares redeemed                       (11,127)     (41,615)       (28,895)      (124,078)        (158,292)       (189,546)
                                              ---------    ---------      ---------      ---------        ---------        ---------
  Institutional shares capital transactions      35,401       24,623         68,194        (37,431)         180,447         (21,552)
                                              ---------    ---------      ---------      ---------        ---------        ---------
Y shares:
  Proceeds from shares issued                       287         --            6,356           --              7,840             --
  Shares issued in connection with
     the acquisition of
     Stellar/Mercantile Fund Assets                --           --           14,533           --             54,560             --
  Dividends reinvested                                2         --              407           --                135             --
  Cost of shares redeemed                          --           --           (7,974)          --            (15,194)            --
                                              ---------    ---------      ---------      ---------        ---------        ---------
  Y shares capital transactions                     289         --           13,322           --             47,341             --
                                              ---------    ---------      ---------      ---------        ---------        ---------
Total net increase (decrease)
     from capital transactions                $  70,944    $  25,948      $ 100,278      $ (41,277)        $279,227       $ (35,632)
                                              =========    =========      =========      =========         ========       ==========
SHARE TRANSACTIONS:
Retail A shares:
  Issued                                            355          140            101            149              281              251
  Shares issued in connection with
     the acquisition of
     Stellar/Mercantile Fund Assets               3,249         --              274           --                970             --
  Reinvested                                         52           45            315            119              446              378
  Redeemed                                         (325)        (363)          (148)          (437)            (483)             981
                                              ---------    ---------      ---------      ---------        ---------        ---------
  Change in Retail A shares                       3,331         (178)           542           (169)           1,214            (352)
                                              ---------    ---------      ---------      ---------        ---------        ---------
Retail B shares:
  Issued                                            275          321             69             47               90               54
  Shares issued in connection with
     the acquisition of
     Stellar/Mercantile Fund Assets                  23         --               59           --                205             --
  Reinvested                                          7           10             13              2               10                4
  Redeemed                                          (37)         (34)            (8)            (3)             (40)            (13)
                                              ---------    ---------      ---------      ---------        ---------        ---------
  Change in Retail B shares                         268          297            133             46              265               45
                                              ---------    ---------      ---------      ---------        ---------        ---------
Institutional shares:
  Issued                                          1,092        5,930          1,051          2,282            4,272            2,839
  Shares issued in connection with
     the acquisition of
     Stellar/Mercantile Fund Assets               3,404         --              533           --              3,786             --
  Reinvested                                        129          180            952            401            1,142              926
  Redeemed                                       (1,004)      (3,780)        (1,069)        (3,831)          (3,975)         (4,228)
                                              ---------    ---------      ---------      ---------        ---------        ---------
  Change in Institutional shares                  3,621        2,330          1,467         (1,148)           5,225            (463)
                                              ---------    ---------      ---------      ---------        ---------        ---------
Y shares:
  Issued                                             27         --              238           --                204             --
  Shares issued in connection with
     the acquisition of
     Stellar/Mercantile Fund Assets                --           --            1,563           --              1,654             --
  Reinvested                                          0         --               15           --                  4             --
  Redeemed                                         --           --             (299)          --               (390)            --
                                              ---------    ---------      ---------      ---------        ---------        ---------
  Change in Y shares                                 27         --            1,517           --              1,472             --
                                              ---------    ---------      ---------      ---------        ---------        ---------
Total net increase (decrease)
    from share transactions                       7,247        2,449          3,659         (1,261)           8,175            (770)
                                              =========    =========     ==========      =========        =========        =========


(LOGO) FIRSTAR FUNDS


3. CAPITAL SHARE TRANSACTIONS (CONT.)
   (IN THOUSANDS)                                    EQUITY                        RELATIVE                        EQUITY
                                                   INCOME FUND                    VALUE FUND                     INDEX FUND
                                           --------------------------     ----------------------------    --------------------------
                                               For the six  For the eleven   For the six   For the eleven     For the six  For the
                                              months ended   months ended   months ended    months ended     months ended year ended
                                                April 30,     October 31,     April 30,      October 31,       April 30, October 31,
                                                  2001           2000           2001            2000             2001          2000
                                            -------------  -------------  -------------  -------------    ------------- ------------
CAPITAL TRANSACTIONS:
Retail A shares:
  Proceeds from shares issued                   $      83    $       7    $   1,784        $   3,059         $   3,706    $  14,644
  Shares issued in connection with
     the acquisition of
     Stellar/Mercantile Fund Assets                  --           --           --               --               2,099         --
  Dividends reinvested                                 37          156          439              338             1,385        4,298
  Cost of shares redeemed                             (38)        (463)      (4,541)         (14,897)           (9,221)
                                                ---------    ---------    ---------        ---------         ---------    ---------
  Retail A shares capital transactions                 82         (300)      (2,318)         (11,500)           (2,031)     (7,418)
                                                ---------    ---------    ---------        ---------         ---------    ---------
Retail B shares:
  Proceeds from shares issued                         187           16          693            4,374             2,893        7,975
  Shares issued in connection with
     the acquisition of
     Stellar/Mercantile Fund Assets                  --           --           --               --                --           --
  Dividends reinvested                                 34          104          128              111                84          138
  Cost of shares redeemed                             (56)        (130)      (1,398)          (3,112)             (744)     (1,599)
                                                ---------    ---------    ---------        ---------         ---------    ---------
  Retail B shares capital transactions                165          (10)        (577)           1,373             2,233        6,514
                                                ---------    ---------    ---------        ---------         ---------    ---------
Institutional shares:
  Proceeds from shares issued                       1,055        3,243       37,916          102,464           102,719      388,400
  Shares issued in connection with
     the acquisition of
     Stellar/Mercantile Fund Assets                  --           --           --               --              48,776         --
  Dividends reinvested                              1,830        6,101        3,564            2,986             6,542       18,311
  Cost of shares redeemed                          (7,988)     (47,221)     (58,971)        (100,222)         (108,458)
                                                ---------    ---------    ---------        ---------         ---------    ---------
  Institutional shares capital
       transactions                                (5,103)     (37,877)     (17,491)           5,228            49,579       50,690
                                                ---------    ---------    ---------        ---------         ---------    ---------
Y shares:
  Proceeds from shares issued                         157           67        3,790             --               6,991         --
  Shares issued in connection with
     the acquisition of
     Stellar/Mercantile Fund Assets                  --           --           --               --              26,384         --
  Dividends reinvested                                  5           15            7             --                 134         --
  Cost of shares redeemed                            (153)         (65)         (51)            --              (3,840)        --
                                                ---------    ---------    ---------        ---------         ---------    ---------
  Y shares capital transactions                         9           17        3,746             --              29,669         --
                                                ---------    ---------    ---------        ---------         ---------    ---------
Total net increase (decrease)
     from capital transactions                  $  (4,847)   $ (38,170)   $ (16,640)       $  (4,899)        $  79,450    $  49,786
                                                =========    =========    =========        =========         =========    ==========
Share Transactions:
Retail A shares:
  Issued                                               13            1           65              109                45          155
  Shares issued in connection with
     the acquisition of
     Stellar/Mercantile Fund Assets                  --           --           --               --                  31         --
  Reinvested                                            6           23           16               12                16           45
  Redeemed                                             (6)         (75)        (165)            (520)             (110)       (279)
                                                ---------    ---------    ---------        ---------         ---------    ---------
  Change in Retail A shares                            13          (51)         (84)            (399)              (18)        (79)
                                                ---------    ---------    ---------        ---------         ---------    ---------
Retail B shares:
  Issued                                               29          235           26              155                36           85
  Shares issued in connection with
     the acquisition of
     Stellar/Mercantile Fund Assets                  --           --           --               --                --           --
  Reinvested                                            5          889            5                4                 1            1
  Redeemed                                             (8)      (1,127)         (52)            (110)              (10)        (17)
                                                ---------    ---------    ---------        ---------         ---------    ---------
  Change in Retail B shares                            26           (3)         (21)              49                27           69
                                                ---------    ---------    ---------        ---------         ---------    ---------
Institutional shares:
  Issued                                              162          277        1,383            3,570             1,212        4,085
  Shares issued in connection with
     the acquisition of
     Stellar/Mercantile Fund Assets                  --           --           --               --                 721         --
  Reinvested                                          286           40          130              104                77          190
  Redeemed                                         (1,225)      (6,067)      (2,145)          (3,504)           (1,284)     (3,746)
                                                ---------    ---------    ---------        ---------         ---------    ---------
  Change in Institutional shares                     (777)      (5,750)        (632)             170               726          529
                                                ---------    ---------    ---------        ---------         ---------    ---------
Y shares:
  Issued                                               23           10          139             --                  84         --
  Shares issued in connection with
     the acquisition of
     Stellar/Mercantile Fund Assets                  --           --           --               --                 391
  Reinvested                                            1            2            0             --                   2         --
  Redeemed                                            (24)         (10)          (2)            --                 (46)        --
                                                ---------    ---------    ---------        ---------         ---------    ---------
  Change in Y shares                                    0            2          137             --                 431         --
                                                ---------    ---------    ---------        ---------         ---------    ---------
Total net increase (decrease)
    from share transactions                          (738)      (5,802)        (600)            (180)            1,166          519
                                                =========    =========    =========        =========         =========    ==========

(LOGO) FIRSTAR FUNDS


3. CAPITAL SHARE TRANSACTIONS (CONT.)
   (IN THOUSANDS)                                   LARGE CAP                      LARGE CAP                    INTERNATIONAL
                                                CORE EQUITY FUND                  GROWTH FUND                    VALUE FUND
                                           --------------------------     --------------------------     --------------------------
                                             For the six    For the       For the six  For the eleven   For the six     For the
                                            months ended  year ended     months ended   months ended   months ended   year ended
                                              April 30,   October 31,      April 30,     October 31,    April 30,    October 31,
                                                2001         2000            2001           2000          2001          2000
                                            ------------ --------------  ------------- ------------- ------------- -------------
Capital Transactions:
Retail A shares:
  Proceeds from shares issued                  $   3,012    $  14,644    $   6,249    $   1,271    $   1,259       $   1,014
  Shares issued in connection with
     the acquisition of
     Stellar/Mercantile Fund Assets                4,154         --           --           --           --              --
  Dividends reinvested                             5,443        4,298           33            0         --                 4
  Cost of shares redeemed                         (5,065)     (26,360)        (153)         (51)      (1,475)         (1,803)
                                               ---------    ---------    ---------    ---------    ---------       ---------
  Retail A shares capital transactions             7,544       (7,418)       6,129        1,220         (216)           (785)
                                               ---------    ---------    ---------    ---------    ---------       ---------
Retail B shares:
  Proceeds from shares issued                        872        7,975        4,175       17,835           17             540
  Shares issued in connection with
    the acquisition of
     Stellar/Mercantile Fund Assets                1,125         --           --           --           --              --
  Dividends reinvested                               175          138        2,706            0         --                 0
  Cost of shares redeemed                           (292)      (1,599)     (13,063)     (15,602)         (70)            (88)
                                               ---------    ---------    ---------    ---------    ---------       ---------
  Retail B shares capital transactions             1,880        6,514       (6,182)       2,233          (53)            452
                                               ---------    ---------    ---------    ---------    ---------       ---------
Institutional shares:
  Proceeds from shares issued                    134,492      388,400       39,223       65,691       26,170          30,344
  Shares issued in connection with
     the acquisition of
     Stellar/Mercantile Fund Assets               47,509         --           --           --           --              --
  Dividends reinvested                            30,075       18,311        3,588            0         --               143
  Cost of shares redeemed                        (88,936)    (356,021)     (27,920)     (28,670)     (27,041)
                                               ---------    ---------    ---------    ---------    ---------       ---------
  Institutional shares capital transactions      123,140       50,690       14,891       37,021         (871)         (2,293)
                                               ---------    ---------    ---------    ---------    ---------       ---------
Y shares:
  Proceeds from shares issued                      1,257         --            837         --             28            --
  Shares issued in connection with
     the acquisition of
     Stellar/Mercantile Fund Assets                2,467         --           --           --           --              --
  Dividends reinvested                              --           --           --           --           --              --
  Cost of shares redeemed                         (1,604)        --             (8)        --              0            --
                                               ---------    ---------    ---------    ---------    ---------       ---------
  Y shares capital transactions                    2,120         --            829         --             28            --
                                               ---------    ---------    ---------    ---------    ---------       ---------
Total net increase (decrease)
     from capital transactions                 $ 134,684    $  49,786    $  15,667    $  40,474    $  (1,112)      $  (2,626)
                                               =========    =========    =========    =========    =========       =========
SHARE TRANSACTIONS:
Retail A shares:
  Issued                                              91          155          342           47           82              54
  Shares issued in connection with
     the acquisition of
     Stellar/Mercantile Fund Assets                  203         --           --           --           --              --
  Reinvested                                         153           45            1            0         --                 0
  Redeemed                                          (151)        (279)          (8)          (2)         (94)            (98)
                                               ---------    ---------    ---------    ---------    ---------       ---------
  Change in Retail A shares                          296          (79)         335           45          (12)            (44)
                                               ---------    ---------    ---------    ---------    ---------       ---------
Retail B shares:
  Issued                                              26           85          201          685            1              30
  Shares issued in connection with
     the acquisition of
     Stellar/Mercantile Fund Assets                   56         --           --           --           --              --
  Reinvested                                           4            1          118            0         --                 0
  Redeemed                                            (9)         (17)        (675)        (588)          (4)             (5)
                                               ---------    ---------    ---------    ---------    ---------       ---------
  Change in Retail B shares                           77           69         (356)          97           (3)             25
                                               ---------    ---------    ---------    ---------    ---------       ---------
Institutional shares:
  Issued                                           3,985        4,085        1,905        2,513        1,588           1,639
  Shares issued in connection with
     the acquisition of
     Stellar/Mercantile Fund Assets                2,276         --           --           --           --              --
  Reinvested                                         832          190          156            0         --                 7
  Redeemed                                        (2,578)      (3,746)      (1,384)      (1,095)      (1,650)         (1,765)
                                               ---------    ---------    ---------    ---------    ---------       ---------
  Change in Institutional shares                   4,515          529          677        1,418          (62)           (119)
                                               ---------    ---------    ---------    ---------    ---------       ---------
Y shares:
  Issued                                              37         --             41         --              2            --
  Shares issued in connection with
     the acquisition of
     Stellar/Mercantile Fund Assets                  120         --           --           --           --              --
  Reinvested                                        --           --           --           --           --              --
  Redeemed                                           (50)        --             (1)        --              0            --
                                               ---------    ---------    ---------    ---------    ---------       ---------
  Change in Y shares                                 107         --             40         --              2            --
                                               ---------    ---------    ---------    ---------    ---------       ---------
Total net increase (decrease)
    from share transactions                        4,995          519          696        1,560          (75)           (138)
                                               =========    =========    =========    =========    =========       =========

(LOGO) FIRSTAR FUNDS


3. CAPITAL SHARE TRANSACTIONS (CONT.)
   (IN THOUSANDS)                                   INTERNATIONAL                  MIDCAP                       MIDCAP CORE
                                                     GROWTH FUND                 INDEX FUND                     EQUITY FUND
                                           --------------------------     ------------------------     --------------------------
                                             For the Six  For the Eleven     For the Six    For the      For the Six     For the
                                            Months Ended  Months Ended      Months Ended  Year Ended    Months Ended   Year Ended
                                              April 30,    October 31,       April 30,   October 31,     April 30,     October 31,
                                                2001          2000              2001         2000           2001           2000
                                            -----------  ---------------    ------------  ------------    ------------- -----------
CAPITAL TRANSACTIONS:
Retail A shares:
  Proceeds from shares issued                  $   5,374    $     474    $     386    $   1,923        $   3,702        $ 4,908

  Shares issued in connection with
     the acquisition of
     Stellar/Mercantile Fund Assets                   34         --          1,117         --               --              --
  Dividends reinvested                               343          346          169           10           34,561           1,829
  Cost of shares redeemed                         (4,659)        (671)        (298)        (281)          (5,466)       (31,499)
                                               ---------    ---------    ---------    ---------        ---------        --------

  Retail A shares capital transactions             1,092          149        1,374        1,652           32,797        (24,762)
                                               ---------    ---------    ---------    ---------        ---------        --------
Retail B shares:
  Proceeds from shares issued                        302          128          509          887            1,387             466
  Shares issued in connection with
     the acquisition of
     Stellar/Mercantile Fund Assets                  122         --             33         --               --              --
  Dividends reinvested                                71           68           82            1              186               3
  Cost of shares redeemed                           (125)        (144)         (51)         (30)            (114)           (33)
                                               ---------    ---------    ---------    ---------        ---------       --------
  Retail B shares capital transactions               370           52          573          858            1,459             436
                                               ---------    ---------    ---------    ---------        ---------        --------
Institutional shares:
  Proceeds from shares issued                     39,940       56,458       33,122      115,867          197,821         145,630
  Shares issued in connection with
     the acquisition of
     Stellar/Mercantile Fund Assets               39,579         --         52,731         --               --              --
  Dividends reinvested                             7,542        5,492        9,910          812          122,643           6,230
  Cost of shares redeemed                        (21,148)     (16,025)     (23,198)     (11,088)        (128,904)
                                                                                                                       (218,605)
                                               ---------    ---------    ---------    ---------        ---------        --------
  Institutional shares capital transactions       65,913       45,925       72,565      105,591          191,560        (66,745)
                                               ---------    ---------    ---------    ---------        ---------        --------
Y shares:
  Proceeds from shares issued                      4,568       16,446        1,008         --                496            --
  Shares issued in connection with
     the acquisition of
     Stellar/Mercantile Fund Assets                 --           --           --           --               --              --
  Dividends reinvested                             1,627        1,080            0         --               --              --
  Cost of shares redeemed                         (6,325)     (10,109)        --           --               (185)           --
                                               ---------    ---------    ---------    ---------        ---------        --------
  Y shares capital transactions                     (130)       7,417        1,008         --                311            --
                                               ---------    ---------    ---------    ---------        ---------        --------
Total net increase (decrease)
     from capital transactions                 $  67,245    $  53,543    $  75,520    $ 108,101        $ 226,127      $ (91,071)
                                               =========    =========    =========    =========        =========      ==========
SHARE TRANSACTIONS:
Retail A shares:
  Issued                                             449           27           35          176              109             106
  Shares issued in connection with
     the acquisition of
     Stellar/Mercantile Fund Assets                    2         --            128         --               --               --
  Reinvested                                          27           21           16            1            1,051              43
  Redeemed                                          (388)         (38)         (26)         (24)            (158)           (700)
                                               ---------    ---------    ---------    ---------        ---------        --------
  Change in Retail A shares                           90           10          153          153            1,002           (551)
                                               ---------    ---------    ---------    ---------        ---------        --------
Retail B shares:
  Issued                                              23            8           47           75               42              10
  Shares issued in connection with
     the acquisition of
     Stellar/Mercantile Fund Assets                    9         --              3         --               --              --
  Reinvested                                           7            4            8            0                6               0
  Redeemed                                           (10)          (8)          (5)          (2)              (4)            (1)
                                               ---------    ---------    ---------    ---------        ---------        --------
  Change in Retail B shares                           29            4           53           73               44               9
                                               ---------    ---------    ---------    ---------        ---------        --------
Institutional shares:
  Issued                                           3,104        3,294        3,050       10,905            5,616           2,923
  Shares issued in connection with
     the acquisition of
     Stellar/Mercantile Fund Assets                2,901         --          6,038         --               --              --
  Reinvested                                         571          332          911           68            3,638             146
  Redeemed                                        (1,614)        (926)      (2,141)        (947)          (3,553)        (4,617)
                                               ---------    ---------    ---------    ---------        ---------        --------
  Change in Institutional shares                   4,962        2,700        7,858       10,026            5,701         (1,548)
                                                ---------    ---------    ---------    ---------        ---------       --------
Y shares:
  Issued                                             346          975           92         --                 15            --
  Shares issued in connection with
     the acquisition of
     Stellar/Mercantile Fund Assets                 --           --           --           --               --              --
  Reinvested                                         125           66            0         --               --              --
  Redeemed                                          (482)        (606)        --           --                 (6)           --
                                               ---------    ---------    ---------    ---------        ---------        --------
  Change in Y shares                                 (11)         435           92         --                  9            --
                                               ---------    ---------    ---------    ---------        ---------        --------

Total net increase (decrease)
     from share transactions                       5,070        3,149        8,156       10,252            6,756         (2,090)
                                               =========    =========    =========    =========        =========        ========


(LOGO) FIRSTAR FUNDS


3. CAPITAL SHARE TRANSACTIONS (CONT.)
   (IN THOUSANDS)                                              SMALL CAP                      SMALL CAP CORE
                                                               INDEX FUND                        EQUITY FUND
                                                         ----------------------------   --------------------------
                                                         For the six   For the eleven  For the six  For the eleven
                                                         months ended  months ended   months ended   months ended
                                                          April 30,     October 31,     April 30,    October 31,
                                                             2001          2000           2001          2000
                                                        ------------  --------------  -----------   -----------
CAPITAL TRANSACTIONS:
Retail A shares:
  Proceeds from shares issued                             $      95    $      33    $  10,995    $     408
  Shares issued in connection with the acquisition of
     Stellar/Mercantile Fund Assets                            --           --          9,970         --
  Dividends reinvested                                           16            2        1,888          166
  Cost of shares redeemed                                        (3)         (22)     (11,613)      (2,170)
                                                          ---------    ---------    ---------    ---------
  Retail A shares capital transactions                          108           13       11,240       (1,596)
                                                          ---------    ---------    ---------    ---------
Retail B shares:
  Proceeds from shares issued                                    40         --            599          150
  Shares issued in connection with the acquisition of
     Stellar/Mercantile Fund Assets                            --           --            410         --
  Dividends reinvested                                            0         --            282           20
  Cost of shares redeemed                                      --           --           (351)        (206)
                                                          ---------    ---------    ---------    ---------
  Retail B shares capital transactions                           40         --            940          (36)
                                                          ---------    ---------    ---------    ---------
Institutional shares:
  Proceeds from shares issued                                10,741        6,872       65,442       16,703
  Shares issued in connection with the acquisition of
     Stellar/Mercantile Fund Assets                            --           --        169,312         --
  Dividends reinvested                                        5,016          703       22,377        1,996
  Cost of shares redeemed                                   (13,687)      (1,872)     (60,158)     (27,051)
                                                          ---------    ---------    ---------    ---------
  Institutional shares capital transactions                   2,070        5,703      196,973       (8,352)
                                                          ---------    ---------    ---------    ---------
Y shares:
  Proceeds from shares issued                                 2,705        7,421          923        4,408
  Shares issued in connection with the acquisition of
     Stellar/Mercantile Fund Assets                            --           --           --           --
  Dividends reinvested                                        1,543          208          866           51
  Cost of shares redeemed                                    (2,824)      (7,286)      (1,175)      (3,229)
                                                          ---------    ---------    ---------    ---------
  Y shares capital transactions                               1,424          343          614        1,230
                                                          ---------    ---------    ---------    ---------
Total net increase (decrease) from capital transactions   $   3,642    $   6,059    $ 209,767    $  (8,754)
                                                          =========    =========    =========    =========
SHARE TRANSACTIONS:
Retail A shares:
  Issued                                                          9            3          829           22
  Shares issued in connection with the acquisition of
     Stellar/Mercantile Fund Assets                            --           --            801         --
  Reinvested                                                      1            0          145           12
  Redeemed                                                       (0)          (2)        (869)        (134)
                                                          ---------    ---------    ---------    ---------
  Change in Retail A shares                                      10            1          906         (100)
                                                          ---------    ---------    ---------    ---------
Retail B shares:
  Issued                                                          4         --             46            8
  Shares issued in connection with the acquisition of
     Stellar/Mercantile Fund Assets                            --           --             31         --
  Reinvested                                                      0         --             23            2
  Redeemed                                                     --           --            (27)         (13)
                                                          ---------    ---------    ---------    ---------
  Change in Retail B shares                                       4         --             73           (3)
                                                          ---------    ---------    ---------    ---------
Institutional shares:
  Issued                                                      1,004          611        4,813        1,004
  Shares issued in connection with the acquisition of
     Stellar/Mercantile Fund Assets                            --           --         14,027         --
  Reinvested                                                    482           67        1,679          137
  Redeemed                                                   (1,229)        (162)      (4,398)      (1,563)
                                                          ---------    ---------    ---------    ---------
  Change in Institutional shares                                257          516       16,121         (422)
                                                          ---------    ---------    ---------    ---------
Y shares:
  Issued                                                        248          628           67          267
  Shares issued in connection with the acquisition of
     Stellar/Mercantile Fund Assets                            --           --           --           --
  Reinvested                                                    149           20           67            4
  Redeemed                                                     (262)        (638)         (86)        (195)
                                                          ---------    ---------    ---------    ---------
  Change in Y shares                                            135           10           48           76
                                                          ---------    ---------    ---------    ---------
Total net increase (decrease) from share transactions           406          527       17,148         (449)
                                                          =========    =========    =========    =========

(LOGO) FIRSTAR FUNDS


3. CAPITAL SHARE TRANSACTIONS (CONT.)
   (IN THOUSANDS)                                   SCIENCE &
                                                 TECHNOLOGY FUND              MICROCAP FUND
                                           --------------------------  --------------------------
                                             For the six For the eleven  For the six    For the
                                            months ended  months ended  months ended  year ended
                                              April 30,    October 31,    April 30,   October 31,
                                                2001          2000          2001         2000
                                            ------------- -------------  ------------ -----------
CAPITAL TRANSACTIONS:
Retail A shares:
  Proceeds from shares issued                  $     935    $   2,073    $   4,318    $  29,841
  Dividends reinvested                              --              0       11,494        5,924
  Cost of shares redeemed                           (176)         (27)      (5,621)     (29,091)
                                               ---------    ---------    ---------    ---------
  Retail A shares capital transactions               759        2,046       10,191        6,674
                                               ---------    ---------    ---------    ---------
Retail B shares:
  Proceeds from shares issued                      1,591       12,986          486        1,974
  Dividends reinvested                              --              0          595           61
  Cost of shares redeemed                           (844)      (1,054)        (118)        (240)
                                               ---------    ---------    ---------    ---------
  Retail B shares capital transactions               747       11,932          963        1,795
                                               ---------    ---------    ---------    ---------
Institutional shares:
  Proceeds from shares issued                     42,620       86,735       24,599      115,738
  Dividends reinvested                              --              0       84,905       40,308
  Cost of shares redeemed                        (38,175)     (18,229)     (27,187)     (76,850)
                                               ---------    ---------    ---------    ---------
  Institutional shares capital transactions        4,445       68,506       82,317       79,196
                                               ---------    ---------    ---------    ---------
Y shares:
  Proceeds from shares issued                         24         --             19         --
  Dividends reinvested                              --           --           --           --
  Cost of shares redeemed                             (3)        --             (5)        --
                                               ---------    ---------    ---------    ---------
  Y shares capital transactions                       21         --             14         --
                                               ---------    ---------    ---------    ---------
Total net increase from capital transactions   $   5,972    $  82,484    $  93,485    $  87,665
                                               =========    =========    =========    =========
SHARE TRANSACTIONS:
Retail A shares:
  Issued                                              80          101          209        1,005
  Reinvested                                        --              0          578          296
  Redeemed                                           (12)          (1)        (252)        (934)
                                               ---------    ---------    ---------    ---------
  Change in Retail A shares                           68          100          535          367
                                               ---------    ---------    ---------    ---------
Retail B shares:
  Issued                                             121          656           24           68
  Reinvested                                        --              0           31            3
  Redeemed                                           (69)         (53)          (6)          (8)
                                               ---------    ---------    ---------    ---------
  Change in Retail B shares                           52          603           49           63
                                               ---------    ---------    ---------    ---------
Institutional shares:
  Issued                                           3,320        4,314        1,084        3,925
  Reinvested                                        --              0        4,158        1,987
  Redeemed                                        (2,810)        (895)      (1,337)      (2,605)
                                               ---------    ---------    ---------    ---------
  Change in Institutional shares                     510        3,419        3,905        3,307
                                               ---------    ---------    ---------    ---------
Y shares:
  Issued                                               2         --              1         --
  Reinvested                                        --           --           --           --
  Redeemed                                            (0)        --             (0)        --
                                               ---------    ---------    ---------    ---------
  Change in Y shares                                   2         --              1         --
                                               ---------    ---------    ---------    ---------
Total net increase from share transactions           632        4,122        4,490        3,737
                                               =========    =========    =========    =========

(LOGO) FIRSTAR FUNDS

4. INVESTMENT TRANSACTIONS
   The aggregate purchases and sales, in thousands, of securities, excluding short-term investments, for the Funds for the six months ended April 30, 2001, were as follows:

                                         U.S. Government          Other
-------------------------------------------------------------------------------
                                        Purchases   Sales   Purchases   Sales
-------------------------------------------------------------------------------
Short-Term Bond Fund                    $47,058   $19,831   $18,402   $22,850
Intermediate Bond Fund                   30,925    14,250    47,550    41,766
U.S. Government Securities Fund           3,279     9,145    18,763    12,001
Aggregate Bond Fund                      32,080    27,007    12,846    23,366
Bond IMMDEX(TM)Fund                      63,548    22,476    61,462    16,493
Strategic Income Fund                      --        --      18,192    25,830
Tax-Exempt Intermediate Bond Fund          --        --      14,874    13,024
Missouri Tax-Exempt Bond Fund              --        --       9,853     2,474
National Municipal Bond Fund               --        --        --      12,701
Balanced Income Fund                      5,337    11,676    45,879    33,987
Balanced Growth Fund                      2,415      --      78,708    70,369
Growth & Income Fund                       --        --     243,414   267,008
Equity Income Fund                         --        --       2,968     6,957
Relative Value Fund                        --        --      18,705    39,534
Equity Index Fund                          --        --      19,739    10,956
Large Cap Core Equity Fund                 --        --     124,640    90,081
Large Cap Growth Fund                      --        --      69,662    51,645
International Value Fund                   --        --      16,727    14,628
International Growth Fund                  --        --      87,166    78,847
MidCap Index Fund                          --        --      75,793    71,089
MidCap Core Equity Fund                    --        --     533,888   492,772
Small Cap Index Fund                       --        --      26,811    27,754
Small Cap Core Equity Fund                 --        --     346,702   358,907
Science & Technology Fund                  --        --      80,327    78,041
MicroCap Fund                              --        --     219,500   241,102
--------------------------------------------------------------------------------

Equity Index Fund transactions in futures contracts during the period October 31, 2000 to April 30, 2001, in thousands, were as follows:

                                                        AGGREGATE
                                         NUMBER OF    FACE VALUE OF
                                         CONTRACTS    CONTRACTS (1)
                                        ----------    --------------

Outstanding at October 31, 2000             60           $ 21,573
Contracts opened                           243             79,822
Contracts closed                          (274)           (92,488)
                                          ----           --------
Outstanding at April 30, 2001               29           $  8,907
                                          ====           ========

(1) The aggregate face value of contracts is computed on the date each contract is opened.

The number of futures contracts and net unrealized appreciation, in thousands, as of April 30, 2001, were as follows:

                                     NUMBER OF     UNREALIZED
                                     CONTRACTS    APPRECIATION
                                     ---------    ------------
S&P 500 Financial Futures Contract
Expiration date 6/01(2)                 29            $311

(2) At April 31, 2001, U.S. Treasury Bills of $1,500, in thousands, were held as collateral by the custodian in an initial margin account in connection with open futures contracts held by the Equity Index Fund.

MidCap Index Fund transactions in futures contracts during the period October 31, 2000 to April 30, 2001, in thousands, were as follows:
                                                        AGGREGATE
                                         NUMBER OF    FACE VALUE OF
                                         CONTRACTS    CONTRACTS (1)
                                         ---------    -------------

Outstanding at October 31, 2000              26          $  6,972
Contracts opened                            251            63,048
Contracts closed                           (209)          (51,689)
                                           -----          -------
Outstanding at April 31, 2001                68          $ 18,331
                                           =====          =======

(1) The aggregate face value of contracts is computed on the date each contract is opened.

The number of futures contracts and net unrealized appreciation, in thousands, as of April 30, 2001, were as follows:

                                     NUMBER OF     UNREALIZED
                                     CONTRACTS    APPRECIATION
                                   ------------  --------------
MidCap 400 Financial Futures Contract
Expiration date 6/01(2)                 68            $937

(2) At April 30, 2001, U.S. Treasury Bills of $1,098, in thousands, were held as collateral by the custodian in an initial margin account in connection with open futures contracts held by the MidCap Index Fund.

MidCap Core Equity Fund transactions in futures contracts during the period October 31, 2000 to April 30, 2001, in thousands, were as follows:

                                                         AGGREGATE
                                     NUMBER OF         FACE VALUE OF
                                     CONTRACTS          CONTRACTS (1)
                                     ---------         --------------

Outstanding at October 31, 2000            0             $       0
Contracts opened                           152              37,589
Contracts closed                           (75)            (19,851)
                                          -----           --------
Outstanding at April 30, 2001               77            $ 17,738
                                          =====           ========

(1) The aggregate face value of contracts is computed on the date each contract is opened.

The number of futures contracts and net unrealized appreciation, in thousands, as of April 30, 2001, were as follows:

                                     NUMBER OF     UNREALIZED
                                     CONTRACTS    APPRECIATION
                                     ---------    ------------
MidCap 400 Financial Futures Contract
Expiration date 6/01(2)                 77           $1,548

(2) At April 30, 2001, U.S. Treasury Bills of $2,499, in thousands, were held as collateral by the custodian in an initial margin account in connection with open futures contracts held by the MidCap Core Equity Fund.

(LOGO) FIRSTAR FUNDS

   At April 30, 2001, gross unrealized appreciation and depreciation of investments for federal tax purposes, in thousands, were as follows:


                                                              NET UNREALIZED
                                      AGGREGATE   AGGREGATE    APPRECIATION
                                        GROSS      GROSS      (DEPRECIATION)ON COST OF
                                   APPRECIATION (DEPRECIATION) INVESTMENTS   INVESTMENTS*
-----------------------------------------------------------------------------------------

Short-Term Bond Fund                  $   3,757    $    (230)   $   3,527    $ 215,053
Intermediate Bond Fund                   14,724       (2,825)      11,899      479,742
U.S. Government Securities Fund           4,982         (550)       4,432      210,571
Aggregate Bond Fund                       9,285       (2,867)       6,418      273,941
Bond IMMDEX(TM)Fund                      27,570       (6,235)      21,335      649,776
Strategic Income Fund                     3,320       (4,013)        (692)     127,183
Tax-Exempt Intermediate Bond Fund         2,086         (610)       1,476      138,210
Missouri Tax-Exempt Bond Fund             3,638         (653)       2,985      154,586
National Municipal Bond Fund             12,629        (495)       12,134      391,166
Balanced Income Fund                     18,534       (4,993)      13,541      155,003
Balanced Growth Fund                     43,901      (13,443)      30,458      238,023
Growth & Income Fund                    193,211      (42,480)     150,731      729,174
Equity Income Fund                       16,114       (1,444)      14,670       32,030
Relative Value Fund                     220,191      (15,551)     204,640      287,019
Equity Index Fund                       365,058      (69,283)     295,775      483,787
Large Cap Core Equity Fund              124,027      (31,262)      92,765      352,939
Large Cap Growth Fund                    86,290      (25,631)      60,659      201,354
International Value Fund                  4,134       (6,311)      (2,177)      51,534
International Growth Fund                11,816      (16,300)      (4,484)     181,366
MidCap Index Fund                        34,937      (22,204)      12,733      194,612
MidCap Core Equity Fund                  93,391      (27,073)      66,318      528,291
Small Cap Index Fund                     16,718      (11,393)       5,325       70,857
Small Cap Core Equity Fund               59,743      (25,893)      33,850      342,017
Science & Technology Fund                 9,831      (14,167)      (4,336)      77,987
MicroCap Fund                            72,357      (38,999)      33,598      299,353
-----------------------------------------------------------------------------------------

* The difference between cost amounts for financial reporting and tax purposes is primarily due to timing differences in recognizing certain gains and losses on security transactions, for the Balanced Income Fund, a tax-free conversion of a bank common trust fund and for the International Value Fund, passive foreign investment company (PFIC) value adjustments.

5. INVESTMENT ADVISORY AND OTHER FEE AGREEMENTS
   The Funds have entered into an Investment Advisory Agreement with Firstar Investment Research & Management Company, LLC ("FIRMCO"). FIRMCO was a subsidiary of US Bancorp (see note #12), a publicly held bank holding company. Pursuant to its Advisory Agreement with the Funds, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. Effective September 2, 1997, FIRMCOentered into a Sub-Advisory Agreement with Hansberger Global Investors (the "Sub-Adviser") for the International Value Fund. Prior to September 2, 1997, FIRMCOhad entered into a sub-advisory agreement with State Street Global Advisors for the International Value Fund. Pursuant to the Sub-Advisory Agreement with FIRMCO, the Sub-Adviser is entitled to receive a fee from FIRMCO, calculated daily and payable monthly, at the annual rate presented below as applied to the International Value Fund's daily net assets.


For the six months ended April 30, 2001, FIRMCO voluntarily waived the following fees, in thousands, by Fund:

                                   Annual Rate    Fees Waived
--------------------------------------------------------------

Short-Term Bond Fund                   0.60%            $258
Intermediate Bond Fund                 0.50%             235
U.S. Government Securities Fund        0.60%              66
Aggregate Bond Fund                    0.50%              37
Bond IMMDEX(TM)Fund                    0.30%              27
Strategic Income Fund                  0.95%              30
Tax-Exempt Intermediate Bond Fund      0.50%              22
Missouri Tax-Exempt Bond Fund          0.45%              17
National Municipal Bond Fund           0.55%              20
Balanced Income Fund                   0.75%              69
Balanced Growth Fund                   0.75%              67
Growth & Income Fund                   0.75%              14
Income Fund                            0.75%              42
Relative Value Fund                    0.75%              46
Equity Index Fund                      0.25%             325
Large Cap Core Equity Fund             0.75%              26
Large Cap Growth Fund                  0.95%             124
International Value Fund              (2)(3)             134
International Growth Fund           1.00%(4)             110
MidCap Index Fund                      0.25%              25
MidCap Core Equity Fund                0.75%              41
Small Cap Index Fund                   0.40%               6
Small Cap Core Equity Fund             0.75%              12
Science & Technology Fund              1.05%              96
MicroCap Fund                          1.50%              80
Money Market Fund                        (1)              71
Institutional Money Market Fund          (1)           2,810
Tax-Exempt Money Market Fund             (1)              --
Ohio Tax-Exempt Money Market Fund      0.50%              41
U.S. Government Money Market Fund        (1)              60
U.S. Treasury Money Market Fund          (1)             213
--------------------------------------------------------------


(1) FIRMCO is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.50% on the first $2 billion of each Fund's average daily net assets, and 0.40% of each Fund's average daily net assets in excess of $2 billion.

(2) FIRMCO is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.50% of the Fund's first $25 million of average daily net assets, 1.25% on the next $75 million and 1.10% of the Fund's average daily net assets in excess of $100 million.

(3) Pursuant to its Sub-Advisory Agreement with FIRMCO, the Sub-Adviser is entitled to receive a fee from FIRMCO, calculated daily and payable monthly, at the annual rate of 0.75% of the Fund's first $25 million of average daily net assets, 0.50% on the next $75 million and 0.35% of the Fund's average daily net assets in excess of $100 million.

(4) Clay Finlay, Inc. as Sub-Adviser to the International Growth Fund, receives a fee, payable by FIRMCO. The fee is computed daily and paid monthly at the following annual rates (as a percentage of the Fund's average daily net assets):
0.75% of the first $50 million of the Fund's average daily net assets; plus 0.50% of the next $50 million of average daily net assets; plus 0.25% of average net assets in excess of $100 million.

(LOGO) FIRSTAR FUNDS

   The Funds may invest in First American Funds, Inc. (FAF), an affiliate of the Company, subject to certain limitations. The terms of such transactions are identical to those of non-related entities except that, to avoid duplicative investment advisory fees, the Advisor reimburses each Firstar Fund an amount equal to the investment advisory fee earned by FAF related to such investment.

   On March 6, 2001, FIRMCO reimbursed the Money Market Fund and Institutional Money Market Fund $1,789,873 and $4,998,553, respectively, for losses incurred with the sale of Pacific Gas & Electric Company commercial paper in January 2001.

   Chase Manhattan Bank serves as sub-custodian for the International Value Fund and Deutsche Bank serves as sub-custodian for the International Growth Fund. Firstar Bank, N.A. serves as custodian and Firstar Mutual Fund Services, LLC serves as transfer agent and accounting services agent for all the Funds. Both companies are affiliates of FIRMCO.

   The Company has entered into a Distribution Agreement with Quasar Distributors, LLC (the "Distributor") as its agent for the sale and distribution of shares of the Funds. Pursuant to the Distribution Agreement with the Company, the Distributor is entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.01% of the Company's average daily net assets.

   The Company has entered into an Administration Agreement with Firstar Mutual Fund Services, LLC (the "Administrator") for certain administrative services. Pursuant to the Administration Agreement with the Company, the Administrator is entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.125% of the Company's first $2 billion of average aggregate daily net assets, plus 0.10% of the Company's average aggregate daily net assets in excess of $2 billion. For the six months ended April 30, 2001, $530, $4 and $11 of administration fees, in thousands, were waived for the Institutional Money Market Fund, Equity Income Fund and International Growth Fund, respectively.

   The Company has entered into Servicing Agreements with certain Service Organizations, including FIRMCO affiliates, for the non-money market Series A, Series B and Series Y classes of shares. The Service Organizations are entitled to receive fees from the Funds up to the annual rate of 0.25% of the average daily net asset value of the Series A, Series B and Series Y Shares for certain support and/or distribution services to customers of the Service Organizations who are beneficial owners of Series A, Series B and Series Y Shares. These services may include assisting customers in processing purchase, exchange and redemption requests; processing dividend and distribution payments from the Funds; and providing information periodically to customers showing their positions in Series A, Series B and Series Y Shares. Under the agreement, the Company paid the following amounts (000) to service organizations and to affiliates of FIRMCO for the six months ended April 30, 2001:

                                     SERVICE        FIRMCO
                                  ORGANIZATIONS    AFFILIATE
--------------------------------------------------------------

Short-Term Bond Fund                $   57         $   5
Intermediate Bond Fund                  24            13
U.S. Government Securities Fund         12             4
Aggregate Bond Fund                     14            30
Bond IMMDEX(TM)Fund                     94            16
Strategic Income Fund                   33             7
Tax-Exempt Intermediate Bond Fund       14             2
Missouri Tax-Exempt Bond Fund           20             4
National Municipal Bond Fund             3             1
Balanced Income Fund                    53             7
Balanced Growth Fund                    81            39
Growth & Income Fund                   244            75
Equity Income Fund                       2             0
Relative Value Fund                     53             5
Equity Index Fund                      151            53
Large Cap Core Equity Fund              59            10
Large Cap Growth Fund                   79             7
International Value Fund                 6             1
International Growth Fund                4            16
MidCap Index Fund                        5             1
MidCap Core Equity Fund                109            17
Small Cap Index Fund                     3            19
Small Cap Core Equity Fund              25             3
Science & Technology Fund               10             1
MicroCap Fund                           39            12
--------------------------------------------------------------

   The Funds have adopted a Service Plan and, except for the Institutional Money Market Fund, a Distribution and Service Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 for the Series A, the Series B and the money market funds' shareholders. The Funds paid no 12b-1 fees with respect to the Series A Shares or the money market funds for the current fiscal year except for the Money Market and U.S. Treasury Money Market Funds, which incurred $68 and $1,816, in thousands, for the six months ended April 30, 2001. The Funds incurred 0.75% in 12b-1 fees with respect to Series B Shares for the six months ended April 30, 2001. The Company paid the following amounts (000) to an affiliate of FIRMCO for the six months ended April 30, 2001:

                                    FIRMCO
                                  AFFILIATE
-------------------------------------------

Short-Term Bond Fund                $   4
Intermediate Bond Fund                  2
U.S. Government Securities Fund         6
Aggregate Bond Fund                     3
Bond IMMDEX(TM)Fund                    13
Strategic Income Fund                  40
Tax-Exempt Intermediate Bond Fund       1
Missouri Tax-Exempt Bond Fund          13
National Municipal Bond Fund            3
Balanced Income Fund                   23
Balanced Growth Fund                   16
Growth & Income Fund                   40
Equity Income Fund                      3

                                   FIRMCO
                                 AFFILIATE
------------------------------------------

Relative Value Fund                $  56
Equity Index Fund                     41
Large Cap Core Equity Fund            12
Large Cap Growth Fund                269
International Value Fund               1
International Growth Fund              4
MidCap Index Fund                      4
MidCap Core Equity Fund                4
Small Cap Index Fund                   0
Small Cap Core Equity Fund             9
Science & Technology Fund             35
MicroCap Fund                          8

(LOGO) FIRSTAR FUNDS

   A Contingent Deferred Sales Charge ("CDSC") is imposed on redemptions made in the Series B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Series B shares until the redemption of such shares.

                                        CDSC AS A PERCENTAGE
YEAR SINCE                                  OF DOLLAR AMOUNT
PURCHASE                                    SUBJECT TO CHARGE
--------------------------------------------------------------
Less than one                                           5.00%
At least one but less than two                          4.00%
At least two but less than three                        3.00%
At least three but less than four                       3.00%
At least four but less than five                        2.00%
At least five but less than six                         1.00%
At least six                                             NONE
--------------------------------------------------------------

Series B shares will automatically convert to Series A shares six years after the first day of the month.

   Each Director of the Company who is not affiliated with FIRMCO receives an annual fee from the Company for service as a Director and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Director's fees as if invested in any one of the Firstar Funds (with the exception of the MicroCap
Fund) or in 90-day U.S. Treasury bills. The value of each Director's deferred compensation account will increase or decrease as if it were invested in shares of the selected Firstar Funds or 90-day U.S. Treasury bills. The Funds maintain their proportionate share of the Company's liability for deferred fees.

6. FOREIGN SECURITIES
  Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S.companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S.Government.

7. CONCENTRATION OF CREDIT RISK
   The Ohio Tax-Exempt Money Market and Missouri Tax-Exempt Bond Funds invest in debt instruments of municipal issuers in specific states. These Funds are more susceptible to factors adversely affecting issuers of state and municipal obligations than a fund that is not concentrated in these issuers to the same extent.

  The Ohio Tax-Exempt Money Market and Missouri Tax-Exempt Bond Funds had the following concentrations by municipal funding source at April 30, 2001 (as a percentage of total investments):

                                    MISSOURI         OHIO
                                   TAX-EXEMPT     TAX-EXEMPT
                                      BOND       MONEY MARKET
                                      FUND           FUND
---------------------------------------------------------------
Education                               21%              --
General Obligations                     23%             26%
Revenue                                 30%             51%
Escrowed/Prerefunded                     --             19%
Health Care                             19%              --
Housing                                  2%              --
Pollution Control                        1%              --
Cash Equivalent                          4%              4%
                                    -------         -------
                                       100%            100%
                                    =======         =======
---------------------------------------------------------------


8. SECURITIES LENDING
  The Funds have entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Funds receive a negotiable percentage of the annual net income from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Funds, against receipt of collateral at least equal in value to the value of the securities loaned. The Funds bear the risk of any deficiency in the amount of collateral available for return due to a loss in an approved instrument. The adviser and/or U.S. Bank National Association, which is under common control with the adviser, may act as securities lending agent for the Funds and receive separate compensation for such services subject to compliance with a Securities and Exchange Commission exemptive application. As of April 30, 2001, the Intermediate Bond Fund and Bond Immdex(TM) Fund had on loan securities valued at $48,970,375 and $161,493,520, respectively.

9. TRANSACTIONS WITH AFFILIATES
  The following companies are affiliated with the Funds either directly, or by the Fund holding 5% or more of the outstanding voting securities during the period ended April 30, 2001. Such companies are defined in Section (2)(a)(3) of the Investment Company Act of 1940.

                                                     FIRSTAR
                                    U.S. BANCORP   CORPORATION
                                   (HELD IN EQUITY(HELD IN EQUITY
COMPANY                              INDEX FUND)   INDEX FUND)
----------------------------------------------------------------
SHARE BALANCE AT OCTOBER 31, 2000      45,055        59,737
PURCHASE                                 --            --
SHARES ACQUIRED VIA MERGER WITH THE
  MERCANTILE EQUITY INDEX FUND          6,667         7,227
SALES                                    --            --
SHARE BALANCE AT APRIL 30, 2001       132,392*         --*
DIVIDENDS                              $35,943       $10,882
GAIN/LOSSES                              --            --
----------------------------------------------------------------

* After merger between Firstar Corporation and U.S. Bancorp in the first quarter of 2001.

(LOGO) FIRSTAR FUNDS

10. VOTING RESULTS OF ANNUAL AND SPECIAL MEETINGS OF
      SHAREHOLDERS (UNAUDITED)
     The proposals described below were submitted to a vote of shareholders of the Company at an annual meeting of shareholders held on November 8, 2000 (the "Annual Meeting"):

     Proposal No. 1 - to elect Messrs. Bomberger, Haase, Hunt, Laning, Remmel, Riederer, Wade, Woodham and Zimmer and Mmes. Hornback and Zentmyer as directors.

     At the Annual Meeting, shareholders of the Company approved Proposal No. 1 as follows:

NOMINEE                     SHARES VOTED FOR  SHARES WITHHELD
--------------------------------------------------------------
Glen R. Bomberger            2,218,563,302        5,867,527
Bronson J. Haase             2,218,319,869        6,110,960
Dawn M. Hornback             2,218,638,300        5,792,529
Joseph J. Hunt               2,218,689,538        5,741,291
Bruce Laning                 2,218,134,808        6,296,021
Jerry G. Remmel              2,218,561,508        5,869,321
Richard K. Riederer          2,218,630,105        5,800,724
James M. Wade                2,218,626,544        5,804,285
Jerry V. Woodham             2,218,664,855        5,765,974
Marian Zentmyer              2,218,140,410        6,290,419
William H. Zimmer, III       2,218,662,944        5,767,885
--------------------------------------------------------------

  Proposal No. 2 - Ratification of the selection of PricewaterhouseCoopers LLP as the Company's independent accountants for the fiscal year ending
October 31, 2001.

  At the Annual Meeting, shareholders of the Company approved Proposal No. 2 as follows:

        FOR                 AGAINST               ABSTAIN
   -------------         -------------         -------------
   2,218,333,865           1,028,436             5,068,535

  Proposal No. 3 - Approval of an Amendment to the Articles of Incorporation authorizing the Company to issue an indefinite number of shares divided into two hundred classes of shares.

  At the Annual Meeting, shareholders of the Company approved Proposal No. 3 as follows:

        FOR                 AGAINST               ABSTAIN
   -------------         -------------         -------------
   2,199,478,444           4,672,070             8,386,318

  11,894,004 shares represented broker non-votes.

the proposal described below was submitted to a vote of shareholders of the International Growth Fund (formerly known as the Core International Equity Fund) at a special meeting of shareholders held on November 8, 2000 (the "Special Meeting"):

Proposal -- Approval of an investment sub-advisory agreement on behalf of the Fund by and among the Company, FIRMCO and Clay Finlay, Inc. At the Special Meeting, shareholders of the Fund approved the Proposal as follows:

        FOR                 AGAINST               ABSTAIN
   -------------         -------------         -------------
     4,210.972                 0                     0

11. PORTFOLIO MERGERS
    At meetings held on June 16, 2000 and July 13, 2000, the Board of Directors of Firstar Funds, Inc. ("Firstar Funds") approved (i) an Agreement and Plan of Reorganization providing for the acquisition of Mercantile Mutual Funds, Inc. ("Mercantile Funds") by Firstar Funds, (ii) an Agreement and Plan of Reorganization providing for the acquisition of Firstar Stellar Funds ("Stellar Funds") by Firstar Funds, and (iii) an Agreement and Plan of Reorganization providing for the acquisition of Firstar Select Funds ("Select Funds") by Firstar Funds. The Board of Directors and shareholders of Mercantile Funds (other than the Mercantile Conning Money Market Portfolio) and Select Funds and the Board of Trustees and shareholders of Stellar Funds each approved their applicable agreements.

     On November 27, 2000, certain portfolios of the Firstar Funds, including newly formed shell portfolios (which were organized solely to acquire the assets and continue the business of certain portfolios of Mercantile Funds, Stellar Funds and Select Funds) merged with certain portfolios of Mercantile Funds and Stellar Funds. On December 11, 2000, certain other portfolios of Mercantile Funds (other than the Mercantile Conning Money Market Portfolio), Stellar Funds and Select Funds merged into shell portfolios of Firstar Funds. Following is a table (in thousands) that illustrates the specifics of the mergers.

(LOGO) FIRSTAR FUNDS

                                                                                                           RETAIL A      RETAIL B
                                                                                                            SHARES        SHARES
                                                                                         VALUE OF ASSETS   ISSUED TO    ISSUED TO
                                                                                           TRANSFERRED   SHAREHOLDERS  SHAREHOLDERS
                                                                                           BY MERGING       OF FUND      OF FUND
MERGING FUND NAME                                   FUND MERGED INTO                          FUND        MERGED INTO  MERGED INTO
------------------                                  ----------------                      -------------  ------------ -------------
Firstar U.S. Treasury Money Market                Firstar Stellar Treasury(1)                $133,616              -         -
Firstar Emerging Growth                           Mercantile Small Cap Equity(1)              198,507            801        31
Firstar Core International Equity                 Mercantile International Equity(1)           37,900              2         9
Firstar Stellar International Equity Fund(1)      Firstar Global Equity Fund(2)                69,924              -         -
Firstar Stellar Tax-Free Money Market             Firstar Tax-Exempt Money Market(1)          227,545        227,560         -
Firstar Stellar Ohio Tax-Free Money Market(1)     Firstar Ohio Tax-Free Money Market(2)        83,673            355         -
Firstar Stellar Insured Tax-Free Bond             Mercantile National Municipal Bond(1)       153,544         15,792        10
Firstar Stellar U.S. Government Income            Mercantile U.S. Government Securities(1)    148,775         14,341       132
Firstar Stellar Strategic Income(1)               Firstar Strategic Income(2)                 127,815              3    14,938
Firstar Stellar Growth Equity(1)                  Firstar Large Cap Growth(2)                 320,713             57     3,972
Firstar Stellar Relative Value(1)                 Firstar Relative Value(2)                   503,157          1,456       537
Firstar Stellar Science & Technology(1)           Firstar Science & Technology(2)             121,342            106       704
Firstar Stellar                                   Firstar Balanced Income(1)                   74,336          3,249        23
Firstar Stellar Capital Appreciation              Firstar MidCap Index(1)                      67,980          6,166         3
Firstar Stellar Treasury(1)                       Firstar U.S. Treasury Money Market(2)     4,074,065      2,289,736         -
Firstar Select REIT(1)(4)                         Firstar REIT(2)                              36,907              -         -
Mercantile Money Market                           Firstar Money Market(1)                     286,935        286,936         -
Mercantile Tax-Exempt Money Market                Firstar Tax-Exempt Money Market(1)          110,322            166         -
Mercantile Treasury Money Market                  Firstar Stellar Treasury(1)                 159,014              -         -
Mercantile U.S. Government Securities(1)          Firstar U.S. Government Securities(2)        62,369            343        13
Mercantile Intermediate Corporate Bond            Firstar Intermediate Bond Market(1)          33,573             41         -
Mercantile Bond Index(3)                          Firstar Aggregate Bond(2)                   157,850             85         -
Mercantile Government & Corporate Bond(1)         Firstar Aggregate Bond(2)                   126,076            282        65
Mercantile Short-Intermediate Municipal Bond      Firstar Tax-Exempt Intermediate Bond(1)      23,607              5         -
Mercantile Missouri Tax-Exempt Bond(1)            Firstar Missouri Tax-Exempt Bond(2)         152,395          1,703       222
Mercantile National Municipal Bond(1)             Firstar National Municipal Bond(2)          254,136            157        65
Mercantile Balanced                               Firstar Balanced Growth(1)                   66,580            285        59
Mercantile Equity Income(1)                       Firstar Equity Income(2)                     51,717            124        98
Mercantile Equity Index                           Firstar Equity Index(1)                     100,479             31         -
Mercantile Growth & Income Equity                 Firstar Growth & Income(1)                  268,735            973       205
Mercantile Growth Equity                          Firstar Growth(1)                            95,738            203        56
Mercantile Small Cap Equity(1)                    Firstar Small Cap Core Equity(2)            137,018            683       103
Mercantile Small Cap Equity Index(1)              Firstar Small Cap Index(2)                   76,317             18         -
Mercantile International Equity                   Firstar International Growth                131,976            264        59



                                                                         UNREALIZED
                                                 INSTITUTIONAL              GAIN/
                                      Y SHARES      SHARES                  LOSS
                                       ISSUED       ISSUED               OF MERGING
                                         TO           TO      EFFECTIVE    FIRSTAR     TAX
                                    SHAREHOLDERS SHAREHOLDERS   DATE       FUND AT    STATUS
                                       OF FUND      OF FUND      OF        TIME OF      OF
                                     MERGED INTO  MERGED INTO  MERGER      MERGER    TRANSFER           NEW FIRSTAR FUND NAME
                                    ------------  ----------- --------    --------  ----------         -----------------------
Firstar U.S. Treasury Money Market          -    133,616    11/27/2000   $     -  Non-taxable  Firstar U.S. Treasury Money Market
Firstar Emerging Growth                     -     14,504    11/27/2000    18,818  Non-taxable  Firstar Small Cap Core Equity
Firstar Core International Equity           -      2,901    11/27/2000   (1,825)  Non-taxable  Firstar International Growth
Firstar Stellar International
    Equity Fund(1)                          -      5,669    12/11/2000     1,931  Non-taxable  Firstar Global Equity Fund
Firstar Stellar Tax-Free Money Market       -          -    11/27/2000         -  Non-taxable  Firstar Tax-Exempt Money Market
Firstar Stellar Ohio Tax-Free
    Money Market(1)                         -     83,318    12/11/2000         -  Non-taxable  Firstar Ohio Tax-Exempt Money Market
Firstar Stellar Insured Tax-Free Bond       -          -    11/27/2000     2,768  Non-taxable  Firstar National Municipal Bond
Firstar Stellar U.S. Government Income      -          -    11/27/2000     (370)  Non-taxable  Firstar U.S. Government Securities
Firstar Stellar Strategic Income(1)         -          -    12/11/2000   (6,744)  Non-taxable  Firstar Strategic Income
Firstar Stellar Growth Equity(1)            -      9,383    12/11/2000   118,833  Non-taxable  Firstar Large Cap Growth
Firstar Stellar Relative Value(1)           -     16,100    12/11/2000   222,034  Non-taxable  Firstar Relative Value
Firstar Stellar Science & Technology(1)     -      6,251    12/11/2000    13,947  Non-taxable  Firstar Science & Technology
Firstar Stellar                             -      3,404    11/27/2000     9,493  Non-taxable  Firstar Balanced Income
Firstar Stellar Capital Appreciation        -          -    11/27/2000    14,099  Non-taxable  Firstar MidCap Index
Firstar Stellar Treasury(1)                 -  1,784,330    11/27/2000         -  Non-taxable  Firstar U.S. Treasury Money Market
Firstar Select REIT(1)(4)                   -      4,085    12/11/2000     2,994  Non-taxable  Firstar REIT
Mercantile Money Market                     -          -    11/27/2000         -  Non-taxable  Firstar Money Market
Mercantile Tax-Exempt Money Market          -    110,168    11/27/2000         -  Non-taxable  Firstar Tax-Exempt Money Market
Mercantile Treasury Money Market            -    159,016    11/27/2000         -  Non-taxable  Firstar U.S. Treasury Money Market
Mercantile U.S. Government
    Securities(1)                         501      5,140    11/27/2000     (503)  Non-taxable  Firstar U.S. Government Securities
Mercantile Intermediate Corporate Bond      4      3,263    11/27/2000   (1,411)  Non-taxable  Firstar Intermediate Bond Market
Mercantile Bond Index(3)                1,912     13,828    11/27/2000     (314)  Non-taxable  Firstar Aggregate Bond
Mercantile Government & Corporate
    Bond(1)                             1,486     10,754    11/27/2000     (168)  Non-taxable  Firstar Aggregate Bond
Mercantile Short-Intermediate
    Municipal Bond                          -      2,322    11/27/2000     (151)  Non-taxable  Firstar Tax-Exempt Intermediate Bond
Mercantile Missouri Tax-
    Exempt Bond(1)                          -     11,075    12/11/2000     2,351  Non-taxable  Firstar Missouri Tax-Exempt Bond
Mercantile National Municipal
    Bond(1)                                 -     25,986    11/27/2000     1,301  Non-taxable  Firstar National Municipal Bond
Mercantile Balanced                       533      1,563    11/27/2000     (284)  Non-taxable  Firstar Balanced Growth
Mercantile Equity Income(1)                12      7,692    12/11/2000    16,056  Non-taxable  Firstar Equity Income
Mercantile Equity Index                   391        721    11/27/2000    23,220  Non-taxable  Firstar Equity Index
Mercantile Growth & Income Equity       1,654      3,786    11/27/2000    50,298  Non-taxable  Firstar Growth & Income
Mercantile Growth Equity                  120      2,276    11/27/2000    40,483  Non-taxable  Firstar Large Cap Core Equity
Mercantile Small Cap Equity(1)            322      9,166    11/27/2000    16,326  Non-taxable  Firstar Small Cap Core Equity
Mercantile Small Cap Equity
    Index(1)                            1,610      5,489    12/11/2000     3,685  Non-taxable  Firstar Small Cap Index
Mercantile International Equity         1,197      8,647    12/11/2000   (1,141)  Non-taxable  Firstar International Growth


(1) Accounting survivor, performance history carries over.
(2) Shell portfolio.
(3) Concurrent merger; Mercantile Government & Corporate Bond is accounting survivor; performance history carries over.
(4) Financial statements will be presented in a separate report.

(LOGO) FIRSTAR FUNDS

12.  SUBSEQUENT  EVENTS
On May 2, 2001, FIRMCO combined with First America Asset Management, a division of U.S. Bank National Association, to form U.S. Bancorp Piper Jaffray Asset Management, Inc. (USBPJAM). USBPJAM is a registered investment advisor and an affiliate of U.S. Bancorp.

   On April 26, 2001, the Board of Directors of the Company approved Agreements and Plans of Reorganization between the Company and each of First American Investment Funds, Inc. ("FAIF"), First American Funds, Inc. ("FAF") and First American Strategy Funds, Inc. ("FASF") (FAIF, FAF and FASF, together "First American Funds"). These approvals were ratified by the Board of Directors of the Company at a meeting held on May 22, 2001. The Agreements and Plans of Reorganization were also approved by the Boards of the First American Funds on June 1, 2001. The Agreement and Plan of Reorganization between the Company and FAIF provides for the reorganization of the Company's bond and equity funds (other than the Firstar Global Equity Fund) into certain portfolios of FAIF. The Agreement and Plan of Reorganization between the Company and FAF provides for the reorganization of the Company's money market funds into certain portfolios of FAF. The Agreement and Plan of Reorganization between the Company and FASF provides for the reorganization of the Company's Firstar Global Equity Fund into a portfolio of FASF. The Agreements and Plans of Reorganization will also be submitted to a vote of the shareholders of the Company at meetings to be held on or about August 30, 2001. If the Agreements and Plans of Reorganization are approved by shareholders, and certain other conditions are satisfied, the assets and liabilities of each of the Company's portfolios will be transferred to similar portfolios in First American Funds, and the shareholders of the Company's portfolios will become shareholders of First American Funds. A combined proxy statement and prospectus for each of FAIF, FAF and FASF, with respect to the proposed reorganizations, will be mailed to shareholders in advance of the meetings. If the Agreements and Plans of Reorganization are approved by shareholders, it is expected that the reorganizations will occur in mid to late September 2001.